Seasons Series Trust SA Multi-Managed Growth Portfolio

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 72.9%
Advertising Sales — 0.0%
National CineMedia, Inc.	6,025	$17,894
Aerospace/Defense-Equipment — 1.3%
AAR Corp.	1,300	26,871
HEICO Corp., Class A	7,498	609,138
Moog, Inc., Class A	200	10,596
		646,605
Agricultural Operations — 0.1%
Fresh Del Monte Produce, Inc.	1,050	25,851
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	250	49,097
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	275	3,273
Applications Software — 2.5%
ServiceNow, Inc.†	3,048	1,234,623
Athletic Footwear — 0.7%
NIKE, Inc., Class B	3,387	332,095
Audio/Video Products — 0.0%
Sonos, Inc.†	325	4,755
Auto-Truck Trailers — 0.2%
Wabash National Corp.	8,275	87,880
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	725	11,905
Gentherm, Inc.†	1,125	43,762
Meritor, Inc.†	1,150	22,770
Telenav, Inc.†	1,075	5,902
		84,339
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	907	31,854
Banks-Commercial — 1.4%
1st Source Corp.	350	12,453
Atlantic Union Bankshares Corp.	291	6,740
BancFirst Corp.	1,075	43,613
BancorpSouth Bank	1,450	32,973
Banner Corp.	1,125	42,750
Cadence BanCorp	1,975	17,499
Cathay General Bancorp	550	14,465
Central Pacific Financial Corp.	1,750	28,052
Central Valley Community Bancorp	125	1,924
CIT Group, Inc.	1,025	21,248
Columbia Banking System, Inc.	1,400	39,683
CVB Financial Corp.	2,325	43,570
Enterprise Financial Services Corp.	325	10,114
Equity Bancshares, Inc., Class A†	650	11,336
First Commonwealth Financial Corp.	2,350	19,458
First Community Bankshares, Inc.	150	3,368
First Hawaiian, Inc.	500	8,620
Great Western Bancorp, Inc.	1,050	14,448
Hope Bancorp, Inc.	2,444	22,534
IBERIABANK Corp.	200	9,108
Independent Bank Corp.	675	10,024
Old National Bancorp	2,700	37,152
PacWest Bancorp	375	7,391
South State Corp.	75	3,575
Trustmark Corp.	3,525	86,433
UMB Financial Corp.	350	18,042
United Bankshares, Inc.	1,025	28,351
Webster Financial Corp.	325	9,298
West Bancorporation, Inc.	225	3,935
Westamerica Bancorporation	1,225	70,339
		678,496
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	3,375
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,915	18,824
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	2,600	53,820
Louisiana-Pacific Corp.	1,425	36,551
		90,371
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	725	29,544
EMCOR Group, Inc.	1,550	102,517
MYR Group, Inc.†	700	22,337
		154,398
Building Products-Cement — 0.0%
US Concrete, Inc.†	175	4,340
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	600	46,668
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	525	3,397
Building Products-Wood — 0.1%
Boise Cascade Co.	1,300	48,893
UFP Industries, Inc.	200	9,902
		58,795
Building-Heavy Construction — 0.3%
Arcosa, Inc.	800	33,760
MasTec, Inc.†	1,350	60,574
Tutor Perini Corp.†	4,225	51,461
		145,795
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,200	43,560
Building-Residential/Commercial — 0.4%
KB Home	2,475	75,933
Meritage Homes Corp.†	175	13,321
TRI Pointe Group, Inc.†	7,900	116,051
		205,305
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,950	15,547
Casino Hotels — 0.0%
Boyd Gaming Corp.	950	19,855
Casino Services — 0.0%
Caesars Entertainment, Inc.	100	4,006
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	350	6,594
Stepan Co.	100	9,710
		16,304
Chemicals-Plastics — 0.1%
Avient Corp.	1,225	32,132

Chemicals-Specialty — 1.7%
Ecolab, Inc.	4,042	804,156
Minerals Technologies, Inc.	625	29,331
Tronox Holdings PLC, Class A	925	6,679
		840,166
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,150	25,499
Coal — 0.1%
Arch Resources, Inc., Class A	360	10,228
Peabody Energy Corp.	400	1,152
SunCoke Energy, Inc.	250	740
Warrior Met Coal, Inc.	2,100	32,319
		44,439
Coatings/Paint — 0.7%
Sherwin-Williams Co.	572	330,530
Coffee — 0.0%
Farmer Brothers Co.†	1,050	7,707
Commercial Services — 0.0%
Medifast, Inc.	75	10,408
Commercial Services-Finance — 4.6%
Adyen NV†*	376	547,790
Euronet Worldwide, Inc.†	75	7,187
Evo Payments, Inc., Class A†	1,775	40,523
Green Dot Corp., Class A†	300	14,724
S&P Global, Inc.	701	230,966
Square, Inc., Class A†	13,319	1,397,696
		2,238,886
Communications Software — 0.2%
Avaya Holdings Corp.†	8,100	100,116
Computer Aided Design — 1.5%
Autodesk, Inc.†	3,009	719,723
Computer Data Security — 0.0%
Qualys, Inc.†	100	10,402
Computer Services — 0.2%
CACI International, Inc., Class A†	175	37,954
Insight Enterprises, Inc.†	325	15,990
Perspecta, Inc.	1,950	45,298
		99,242
Computer Software — 4.8%
Avid Technology, Inc.†	1,900	13,813
Cornerstone OnDemand, Inc.†	875	33,740
Slack Technologies, Inc., Class A†	22,809	709,132
Twilio, Inc., Class A†	4,482	983,440
Xperi Holding Corp.	6,872	101,431
Zoom Video Communications, Inc., Class A†	1,888	478,683
		2,320,239
Consulting Services — 0.1%
GP Strategies Corp.†	1,375	11,798
Huron Consulting Group, Inc.†	1,225	54,206
		66,004
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	425	14,361
Quanex Building Products Corp.	925	12,839
		27,200
Containers-Metal/Glass — 0.5%
Ball Corp.	3,410	236,961
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	770	10,772
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co.†	300	9,348
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	1,100	42,570
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,975	43,450
Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	400	19,352
Danaher Corp.	1,487	262,946
		282,298
Distribution/Wholesale — 0.4%
Core-Mark Holding Co., Inc.	2,325	58,020
Fossil Group, Inc.†	650	3,023
G-III Apparel Group, Ltd.†	3,325	44,189
ScanSource, Inc.†	2,250	54,203
Veritiv Corp.†	475	8,056
		167,491
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	100	1,760
EnPro Industries, Inc.	325	16,019
Fabrinet†	275	17,166
		34,945
E-Commerce/Products — 4.5%
Amazon.com, Inc.†	668	1,842,892
Chewy, Inc., Class A†	7,806	348,850
		2,191,742
E-Commerce/Services — 1.3%
Cars.com, Inc.†	2,450	14,112
Groupon, Inc.†	178	3,225
Match Group, Inc.†	5,018	537,177
Stamps.com, Inc.†	275	50,515
		605,029
E-Marketing/Info — 0.0%
comScore, Inc.†	3,750	11,625
E-Services/Consulting — 0.2%
Perficient, Inc.†	2,225	79,610
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,775	12,549
Electric-Generation — 0.1%
Atlantic Power Corp.†	15,800	31,600
Electric-Integrated — 0.2%
Black Hills Corp.	225	12,748
IDACORP, Inc.	100	8,737
PNM Resources, Inc.	500	19,220
Portland General Electric Co.	1,100	45,991
		86,696

Electronic Components-Misc. — 0.2%
Bel Fuse, Inc., Class B	1,250	13,412
Benchmark Electronics, Inc.	1,625	35,100
OSI Systems, Inc.†	375	27,990
Sanmina Corp.†	1,300	32,552
		109,054
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	5,300	65,243
MACOM Technology Solutions Holdings, Inc.†	1,375	47,231
Rambus, Inc.†	5,525	83,980
Synaptics, Inc.†	800	48,096
		244,550
Electronic Measurement Instruments — 0.9%
Roper Technologies, Inc.	944	366,517
Stoneridge, Inc.†	2,175	44,936
		411,453
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,750	20,913
Green Plains, Inc.†	425	4,341
Renewable Energy Group, Inc.†	600	14,868
REX American Resources Corp.†	400	27,748
SunPower Corp.†	5,550	42,513
		110,383
Engineering/R&D Services — 0.0%
KBR, Inc.	525	11,839
Enterprise Software/Service — 6.5%
ACI Worldwide, Inc.†	1,450	39,136
Coupa Software, Inc.†	3,712	1,028,372
Donnelley Financial Solutions, Inc.†	775	6,510
eGain Corp.†	1,250	13,888
Evolent Health, Inc., Class A†	3,700	26,344
MicroStrategy, Inc., Class A†	125	14,786
Veeva Systems, Inc., Class A†	5,696	1,335,256
Workday, Inc., Class A†	3,661	685,925
		3,150,217
Entertainment Software — 1.2%
Activision Blizzard, Inc.	4,795	363,941
Take-Two Interactive Software, Inc.†	1,634	228,057
		591,998
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	75	31,426
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	750	4,725
Navient Corp.	4,300	30,229
Nelnet, Inc., Class A	75	3,581
		38,535
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,100	17,831
Houlihan Lokey, Inc.	725	40,339
Moelis & Co., Class A	75	2,337
Piper Sandler Cos.	125	7,395
		67,902
Finance-Mortgage Loan/Banker — 0.0%
Ellington Financial, Inc.	75	884
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	2,262	207,199
Premier Financial Corp.	250	4,418
		211,617
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	400	2,900
MGIC Investment Corp.	2,575	21,089
NMI Holdings, Inc., Class A†	350	5,628
Radian Group, Inc.	2,300	35,673
		65,290
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	4,226
Food-Misc./Diversified — 0.1%
John B. Sanfilippo & Son, Inc.	375	31,999
Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	2,125	45,156
Gas-Distribution — 0.2%
New Jersey Resources Corp.	225	7,346
Northwest Natural Holding Co.	175	9,763
ONE Gas, Inc.	500	38,525
Southwest Gas Holdings, Inc.	350	24,168
		79,802
Gold Mining — 0.1%
Royal Gold, Inc.	410	50,971
Home Furnishings — 0.1%
Sleep Number Corp.†	925	38,517
Human Resources — 0.5%
Barrett Business Services, Inc.	1,250	66,413
Cross Country Healthcare, Inc.†	6,750	41,580
Heidrick & Struggles International, Inc.	150	3,243
Insperity, Inc.	200	12,946
Kforce, Inc.	925	27,056
Korn Ferry	625	19,206
TrueBlue, Inc.†	3,875	59,171
		229,615
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	625	13,106
Clearway Energy, Inc., Class C	150	3,459
		16,565
Instruments-Scientific — 0.1%
Fluidigm Corp.†	8,625	34,586
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	500	12,355
CNO Financial Group, Inc.	2,300	35,811
Primerica, Inc.	175	20,405
		68,571
Insurance-Property/Casualty — 0.0%
Ambac Financial Group, Inc.†	275	3,938
First American Financial Corp.	225	10,805

ProSight Global, Inc.†	300	2,670
		17,413
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	175	6,095
Essent Group, Ltd.	1,350	48,965
		55,060
Internet Application Software — 2.0%
Okta, Inc.†	4,844	969,914
Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	5,220	1,185,305
Twitter, Inc.†	24,171	720,054
		1,905,359
Internet Content-Information/News — 3.6%
Spotify Technology SA†	6,575	1,697,599
Yelp, Inc.†	1,925	44,525
		1,742,124
Internet Security — 0.0%
Proofpoint, Inc.†	150	16,668
Investment Management/Advisor Services — 0.1%
Focus Financial Partners, Inc., Class A†	725	23,961
Stifel Financial Corp.	740	35,098
Virtus Investment Partners, Inc.	75	8,722
		67,781
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,025	47,468
Machinery-Electrical — 0.1%
Argan, Inc.	500	23,690
Bloom Energy Corp. Class A†	75	816
		24,506
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	775	15,430
Kadant, Inc.	250	24,915
		40,345
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	525	7,508
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	12,625	85,471
Medical Instruments — 2.7%
AngioDynamics, Inc.†	2,000	20,340
Intuitive Surgical, Inc.†	2,091	1,191,515
Natus Medical, Inc.†	1,700	37,094
NuVasive, Inc.†	750	41,745
		1,290,694
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	325	30,231
Personalis, Inc.†	450	5,837
		36,068
Medical Laser Systems — 0.1%
Cutera, Inc.†	3,400	41,378
Medical Products — 0.4%
Accuray, Inc.†	8,450	17,154
Integer Holdings Corp.†	925	67,571
Invacare Corp.	2,000	12,740
LivaNova PLC†	625	30,081
Orthofix Medical, Inc.†	625	20,000
SeaSpine Holdings Corp.†	2,425	25,390
Sientra, Inc.†	11,000	42,570
		215,506
Medical-Biomedical/Gene — 2.0%
ACADIA Pharmaceuticals, Inc.†	1,100	53,317
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
AMAG Pharmaceuticals, Inc.†	150	1,148
Amicus Therapeutics, Inc.†	2,275	34,307
Arena Pharmaceuticals, Inc.†	685	43,121
Atara Biotherapeutics, Inc.†	1,750	25,497
Biohaven Pharmaceutical Holding Co., Ltd.†	700	51,177
Black Diamond Therapeutics, Inc.†	650	27,404
Bluebird Bio, Inc.†	125	7,630
Bridgebio Pharma, Inc.†	575	18,751
CytomX Therapeutics, Inc.†	775	6,456
Eiger BioPharmaceuticals, Inc.†	1,825	17,520
Esperion Therapeutics, Inc.†	250	12,827
Homology Medicines, Inc.†	475	7,215
Intercept Pharmaceuticals, Inc.†	325	15,571
LogicBio Therapeutics, Inc.†	3,125	26,437
Menlo Therapeutics, Inc.†	550	952
Mersana Therapeutics, Inc.†	1,925	45,045
Myriad Genetics, Inc.†	1,350	15,309
Puma Biotechnology, Inc.†	2,425	25,293
REGENXBIO, Inc.†	750	27,622
REVOLUTION Medicines, Inc.†	325	10,260
Royalty Pharma PLC† Class A	8,752	424,910
Solid Biosciences, Inc.†	700	2,051
Sutro Biopharma, Inc.†	275	2,134
TCR2 Therapeutics, Inc.†	575	8,832
Viela Bio, Inc.†	675	29,241
Xencor, Inc.†	875	28,341
Y-mAbs Therapeutics, Inc.†	75	3,240
		972,774
Medical-Drugs — 2.6%
Aimmune Therapeutics, Inc.†	700	11,697
Alector, Inc.†	275	6,721
Athenex, Inc.†	1,700	23,392
Clovis Oncology, Inc.†	2,225	15,019
Eagle Pharmaceuticals, Inc.†	200	9,596
Global Blood Therapeutics, Inc.†	575	36,300
Gritstone Oncology, Inc.†	300	1,992
Horizon Therapeutics PLC†	825	45,853
Lannett Co., Inc.†	4,100	29,766
Marinus Pharmaceuticals, Inc.†	7,725	19,621
MyoKardia, Inc.†	800	77,296
Prestige Consumer Healthcare, Inc.†	250	9,390
Principia Biopharma, Inc.†	550	32,884
Protagonist Therapeutics, Inc.†	1,800	31,788
Reata Pharmaceuticals, Inc., Class A†	385	60,068

Seres Therapeutics, Inc.†	8,150	38,794
TG Therapeutics, Inc.†	1,375	26,785
UroGen Pharma, Ltd.†	975	25,467
Vanda Pharmaceuticals, Inc.†	1,150	13,156
Voyager Therapeutics, Inc.†	1,225	15,460
Xeris Pharmaceuticals, Inc.†	8,300	22,078
Zoetis, Inc.	4,989	683,693
		1,236,816
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	839
Endo International PLC†	5,575	19,122
		19,961
Medical-HMO — 0.1%
Triple-S Management Corp., Class B†	1,150	21,873
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	7,825	23,553
Tenet Healthcare Corp.†	1,850	33,504
		57,057
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	6,250	47,625
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	150	1,916
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,650	61,545
Metal-Aluminum — 0.0%
Century Aluminum Co.†	300	2,139
Kaiser Aluminum Corp.	150	11,043
		13,182
Motion Pictures & Services — 0.0%
Eros International PLC†	825	2,607
Networking Products — 0.0%
Extreme Networks, Inc.†	1,875	8,138
Office Furnishings-Original — 0.1%
HNI Corp.	1,350	41,269
Steelcase, Inc., Class A	1,400	16,884
		58,153
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,350	45,085
Oil Companies-Exploration & Production — 0.1%
Magnolia Oil & Gas Corp., Class A†	850	5,151
PDC Energy, Inc.†	600	7,464
Range Resources Corp.	475	2,674
W&T Offshore, Inc.†	3,800	8,664
		23,953
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	125	2,514
Delek US Holdings, Inc.	1,825	31,773
Murphy USA, Inc.†	375	42,221
		76,508
Oil-Field Services — 0.3%
Matrix Service Co.†	3,325	32,319
MRC Global, Inc.†	2,375	14,036
NexTier Oilfield Solutions, Inc.†	8,450	20,703
NOW, Inc.†	7,375	63,646
		130,704
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	115	68,389
Paper & Related Products — 0.1%
Domtar Corp.	725	15,305
P.H. Glatfelter Co.	250	4,012
Verso Corp., Class A	1,650	19,734
		39,051
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	3,225	79,399
Poultry — 0.1%
Sanderson Farms, Inc.	250	28,973
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	225	27,434
Powell Industries, Inc.	925	25,336
		52,770
Printing-Commercial — 0.1%
Deluxe Corp.	700	16,478
Ennis, Inc.	1,975	35,826
Quad/Graphics, Inc.	2,675	8,694
		60,998
Publishing-Books — 0.0%
Gannett Co, Inc.	825	1,138
Houghton Mifflin Harcourt Co.†	9,675	17,512
		18,650
Racetracks — 0.0%
Penn National Gaming, Inc.†	300	9,162
Real Estate Investment Trusts — 1.4%
Acadia Realty Trust	650	8,437
Agree Realty Corp.	175	11,499
Alexander & Baldwin, Inc.	384	4,681
American Assets Trust, Inc.	1,800	50,112
American Finance Trust, Inc.	225	1,785
Americold Realty Trust	1,400	50,820
Blackstone Mtg. Trust, Inc., Class A	1,900	45,771
CorEnergy Infrastructure Trust, Inc.	200	1,830
CoreSite Realty Corp.	300	36,318
DiamondRock Hospitality Co.	4,875	26,959
Easterly Government Properties, Inc.	400	9,248
EastGroup Properties, Inc.	150	17,791
Equity LifeStyle Properties, Inc.	350	21,868
Essential Properties Realty Trust, Inc.	225	3,339
First Industrial Realty Trust, Inc.	1,175	45,167
Four Corners Property Trust, Inc.	200	4,880
GEO Group, Inc.	600	7,098
Getty Realty Corp.	675	20,034
Gladstone Commercial Corp.	400	7,500
Hersha Hospitality Trust	150	864
Highwoods Properties, Inc.	250	9,333
Innovative Industrial Properties, Inc.	25	2,201
Invesco Mtg. Capital, Inc.	403	1,507
KKR Real Estate Finance Trust, Inc.	875	14,507
Ladder Capital Corp.	550	4,455
Lexington Realty Trust	1,275	13,451

Mack-Cali Realty Corp.	600	9,174
New Senior Investment Group, Inc.	1,300	4,706
Pebblebrook Hotel Trust	375	5,123
PennyMac Mtg. Investment Trust	975	17,092
Physicians Realty Trust	1,000	17,520
Piedmont Office Realty Trust, Inc., Class A	1,100	18,271
PotlatchDeltic Corp.	875	33,276
PS Business Parks, Inc.	25	3,310
QTS Realty Trust, Inc., Class A	75	4,807
Redwood Trust, Inc.	1,650	11,550
Retail Opportunity Investments Corp.	1,225	13,879
RLJ Lodging Trust	750	7,080
Ryman Hospitality Properties, Inc.	225	7,785
Saul Centers, Inc.	325	10,488
STAG Industrial, Inc.	350	10,262
Summit Hotel Properties, Inc.	500	2,965
Sunstone Hotel Investors, Inc.	4,475	36,471
TPG RE Finance Trust, Inc.	400	3,440
Two Harbors Investment Corp.	1,388	6,996
UMH Properties, Inc.	225	2,909
Xenia Hotels & Resorts, Inc.	1,425	13,295
		661,854
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.	1,225	9,077
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	450	12,519
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	225	18,497
Retail-Apparel/Shoe — 0.1%
Guess?, Inc.	1,400	13,538
Winmark Corp.	75	12,843
		26,381
Retail-Automobile — 0.0%
Sonic Automotive, Inc., Class A	150	4,787
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	1,400	14,840
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	1,275	32,054
Retail-Discount — 0.8%
Big Lots, Inc.	1,225	51,450
Costco Wholesale Corp.	1,129	342,324
		393,774
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	575	9,200
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	19,650	46,177
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	350	23,618
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	775	19,987
Retail-Restaurants — 0.7%
Bloomin' Brands, Inc.	3,500	37,310
Brinker International, Inc.	900	21,600
Starbucks Corp.	3,947	290,460
		349,370
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	1,525	31,934
Zumiez, Inc.†	1,575	43,123
		75,057
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	1,050	9,392
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	700	10,185
Trinseo SA	725	16,066
		26,251
Satellite Telecom — 0.1%
Gogo, Inc.†	5,750	18,170
KVH Industries, Inc.†	400	3,572
		21,742
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	425	3,570
Brookline Bancorp, Inc.	1,425	14,364
Capitol Federal Financial, Inc.	125	1,376
Flushing Financial Corp.	475	5,472
Investors Bancorp, Inc.	1,575	13,387
Meridian Bancorp, Inc.	3,450	40,020
Northfield Bancorp, Inc.	3,250	37,440
People's United Financial, Inc.	773	8,944
Washington Federal, Inc.	2,975	79,849
		204,422
Schools — 0.1%
American Public Education, Inc.†	712	21,075
K12, Inc.†	1,450	39,498
		60,573
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	300	18,534
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,150	19,941
Veeco Instruments, Inc.†	1,750	23,608
		43,549
Steel-Producers — 0.1%
Commercial Metals Co.	1,400	28,560
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.†	8,313	56,279
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	3,675	40,168
PC-Tel, Inc.	850	5,678
Plantronics, Inc.	800	11,744
		57,590
Television — 0.1%
AMC Networks, Inc., Class A†	100	2,339
Central European Media Enterprises, Ltd., Class A†	4,950	17,523
ION Media Networks, Inc.†(1)(2)	2	1,054

Sinclair Broadcast Group, Inc., Class A	1,225	22,613
		43,529
Theaters — 0.0%
Cinemark Holdings, Inc.	700	8,085
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	2,400	31,560
La Jolla Pharmaceutical Co.†	675	2,875
Sarepta Therapeutics, Inc.†	200	32,068
		66,503
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	12,900	45,537
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	341
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,200	25,944
Hub Group, Inc., Class A†	450	21,537
		47,481
Transport-Truck — 0.1%
ArcBest Corp.	2,150	56,996
Schneider National, Inc., Class B	350	8,635
		65,631
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	225	10,120
USANA Health Sciences, Inc.†	125	9,179
		19,299
Water — 0.1%
American States Water Co.	675	53,075
Web Hosting/Design — 4.8%
NIC, Inc.	550	12,628
Shopify, Inc., Class A†	2,416	2,293,267
		2,305,895
Web Portals/ISP — 0.7%
Alphabet, Inc., Class C†	247	349,162
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	2,150	38,614
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,350	35,603
Total Common Stocks (cost $26,693,744)		35,393,228
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Credit Suisse Group AG 6.25% due 12/29/2049*(3) (cost $259,086)	$250,000	260,420
ASSET BACKED SECURITIES — 6.4%
Diversified Financial Services — 6.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.35% (1 ML+0.17%) due 01/25/2037(4)	2,854	2,835
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	14,902
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(1)(4)(5)	50,000	50,000
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(5)	32,350	32,695
Apidos CLO FRS Series 2015-21A, Class A1R 2.07% (3 ML+0.93%) due 07/18/2027*(15)	250,000	246,642
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% (1 ML+1.58%) due 10/25/2034	1,699	1,707
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(5)(6)(7)	982,668	30,156
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	53,073	54,791
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	51,659	52,257
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	51,234	52,296
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	51,282	53,138
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.85% due 02/25/2036(4)(5)	17,274	15,489
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(5)(6)(7)	99,202	2,971
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(5)(6)(7)	124,067	3,725
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(4)(8)	37,364	38,105
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	409	410
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(5)	48,845	49,604
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	20,000	21,637

Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*	96,202	96,429
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	9,169	8,791
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	37,569
Commercial Mtg. Trust(6) Series 2014-UBS5, Class A4 3.84% due 09/10/2047	43,000	46,621
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	41,906	45,042
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	107,202
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	5,881	4,661
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(5)(6)(7)	302,787	8,529
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(6)	30,000	31,340
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(6)	40,000	42,864
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(6)	25,000	26,190
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.08% due 07/25/2047*	48,750	49,792
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,125	52,296
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,021
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	24,939
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	9,987
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.45% due 05/25/2035(4)(5)	14,694	14,076
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(6)	31,000	33,369
GS Mtg. Securities Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(6)	39,959	41,634
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	43,269
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.75% due 03/25/2047(4)(5)	3,611	2,908
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.85% due 01/25/2036(4)(5)	6,754	6,573
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	15,000	15,308
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% (1 ML+0.54%) due 05/25/2035(4)	8,922	8,647
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(6)	10,000	10,161
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	42,495
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	64,991
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(6)	30,000	32,649
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(8)	85,200	87,279
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.15% due 12/25/2034(4)(5)	3,501	3,465
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(8)	56,823	56,923
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	51,551	52,744
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(5)(6)(7)	66,435	2,213
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	7,516	5,055
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% (1 ML+0.28%) due 10/25/2035(4)	17,559	17,217

New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.93% (1 ML + 0.75%) due 01/25/2048*(4)	55,481	54,910
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.68% (1 ML+1.50%) due 06/25/2057*(4)	42,461	42,522
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(5)	45,999	49,256
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(5)	50,328	53,827
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(5)	47,178	50,620
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(5)	57,560	61,376
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.08% due 06/25/2036(4)(5)	20,370	17,625
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(5)	5,300	5,483
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	51,382	51,668
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	46,096	46,233
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% (1 ML+0.10%) due 02/25/2037	8,317	4,906
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(5)(8)	60,263	24,816
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% (1 ML+0.13%) due 05/25/2037	22,631	17,919
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.57% due 02/20/2047(4)(5)	16,197	14,073
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(6)	30,000	30,020
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 2.06% (3 ML+0.92%) due 10/20/2027*(15)	264,563	260,782
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% (1 ML+0.25%) due 11/25/2036	50,000	44,034
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	57,329	59,019
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(8)	95,342	94,008
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(6)	41,859	42,988
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(6)	35,000	39,002
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,305
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(4)(5)	4,742	3,953
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,049
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	30,303
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	37,724
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	39,113
Total Asset Backed Securities (cost $3,056,571)		3,095,143
U.S. CORPORATE BONDS & NOTES — 9.5%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.25% due 02/01/2035	5,000	4,559
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,542
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	16,725

Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	5,000	5,140
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	11,378
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,116
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,491
		66,951
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	15,000	16,153
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	14,145
		30,298
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	5,000	5,689
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	6,226
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	12,853
		19,079
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	5,000	5,618
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,448
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	10,000	10,537
State Street Corp. Senior Notes 2.35% due 11/01/2025	15,000	15,894
State Street Corp. Senior Notes 2.90% due 03/30/2026*	5,000	5,412
		31,843
Banks-Super Regional — 0.4%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	10,000	10,554
KeyCorp Senior Notes 2.55% due 10/01/2029	10,000	10,351
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	20,000	21,205
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	15,000	16,211
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	10,000	10,410
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	59,937
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	25,000	25,905
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	16,390
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,410
		177,373
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	20,000	20,371
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	5,000	5,562
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	20,000	24,072
		50,005
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	21,407
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,078
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	25,000	31,587
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,215
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	15,000	15,893

Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	10,000	10,723
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	10,000	11,080
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,779
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	10,000	10,404
		124,166
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,143
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	15,000	16,762
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	12,000	16,152
		35,057
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	10,000	10,293
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	5,000	5,093
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	10,000	9,971
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	5,000	5,022
		20,086
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	30,000	32,718
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,665
		43,383
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	10,000	10,200
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,069
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	10,000	10,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	22,136
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,775
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,224
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,000	2,644
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	15,000	15,170
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	11,093
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	6,135
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	5,000	6,127
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	6,134
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	6,358
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,725
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	14,223
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	32,000	34,431
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	21,294

Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	12,340
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	5,000	6,578
		205,786
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	4,986
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	30,000	30,014
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	10,000	10,884
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	15,000	16,695
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	5,000	5,951
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	30,000	31,353
		94,897
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	5,000	5,934
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,441
LYB International Finance III LLC Company Guar. Notes 2.88% due 05/01/2025	5,000	5,325
		27,700
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	10,000	10,207
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	10,000	10,750
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,087
		27,044
Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	5,000	5,326
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	10,000	10,494
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	5,000	5,356
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	25,000	27,335
		48,511
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	165,000	178,679
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	5,000	5,448
		184,127
Computers — 0.1%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	10,000	10,211
Apple, Inc. Senior Notes 2.20% due 09/11/2029	35,000	37,504
Apple, Inc. Senior Notes 2.65% due 05/11/2050	5,000	5,237
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,836
HP, Inc. Senior Notes 2.20% due 06/17/2025	5,000	5,161
HP, Inc. Senior Notes 3.00% due 06/17/2027	5,000	5,242
		69,191
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	5,000	5,693
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	25,000	25,938
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	15,233
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	5,000	5,902

Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	50,000	52,285
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	10,000	11,068
		84,488
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	10,000	10,200
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	25,000	26,531
		36,731
Diversified Banking Institutions — 1.0%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	20,000	21,011
Bank of America Corp. VRS Senior Notes 2.50% due 02/13/2031	10,000	10,484
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	38,227
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	37,592
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	19,810
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	15,000	15,296
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,441
Citigroup, Inc. FRS Senior Notes 3.35% (3 ML+0.90%) due 04/24/2025	15,000	16,207
Citigroup, Inc. VRS Senior Notes 3.98% due 03/20/2030	15,000	17,238
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	17,113
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	11,865
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,584
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	22,609
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	5,000	5,802
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	5,000	7,497
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,000	4,368
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	10,000	10,606
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,400
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	10,000	10,767
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	16,152
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,902
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	16,755
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	17,231
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	16,272
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,698
Morgan Stanley Senior Notes 2.70% due 01/22/2031	30,000	31,779
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,511
Morgan Stanley Senior Notes 3.59% due 07/22/2028	10,000	11,245
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	16,633
		491,095
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 3.63% due 05/01/2030	10,000	10,011
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	65,000	65,720
		75,731

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	10,000	10,581
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	25,000	26,982
		37,563
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	60,000	60,726
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,737
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,099
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	9,045
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	13,128
Sempra Energy Senior Notes 3.80% due 02/01/2038	5,000	5,372
		45,381
Electric-Integrated — 0.8%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	10,000	10,298
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,979
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,655
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	10,000	10,409
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	3,000	4,420
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	15,000	16,558
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	10,000	11,131
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,835
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	15,000	18,844
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	5,227
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,281
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,677
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,852
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	5,000	5,028
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	2,000	2,570
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	10,000	10,406
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,614
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,691
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	35,000	37,918
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	11,349
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,922
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	15,000	15,448
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	24,458
Public Service Electric & Gas Co. 1st Mtg. Notes 3.95% due 05/01/2042	5,000	6,009
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,674
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	16,026
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	10,000	11,040

Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	10,000	10,097
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,568
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,487
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,419
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,284
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	11,082
Southern Co. Senior Notes 3.70% due 04/30/2030	20,000	22,683
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	5,000	5,536
		380,475
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	15,000	15,976
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	4,000	4,410
		20,386
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	5,000	5,403
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025*	15,000	15,965
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	5,000	5,565
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	55,000	63,215
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	16,214
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	8,736
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	10,000	10,293
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	10,000	11,125
		136,516
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	20,000	21,420
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	23,410
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	17,500
		62,330
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	7,819
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	16,312
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	5,000	5,780
		22,092
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	47,132
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	5,000	5,100
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	5,000	5,382
		10,482
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,530
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	20,000	24,012
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,838
		46,380
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	5,000	6,281

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,140
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,335
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	15,000	15,843
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	11,309
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	20,000	22,908
		59,395
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	30,825
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	20,000	19,404
Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	10,000	10,478
Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.95% due 06/01/2030	20,000	20,902
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,369
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	22,131
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	11,062
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,954
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	5,000	5,293
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,411
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	5,000	5,829
		66,049
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	35,000	38,850
Unum Group Senior Notes 4.50% due 03/15/2025	5,000	5,370
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	12,150
		56,370
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	3,000	3,083
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,752
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,647
		24,482
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	10,000	11,376
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,300
Investment Management/Advisor Services — 0.1%
BlackRock, Inc. Senior Notes 1.90% due 01/28/2031	25,000	25,527
Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	5,000	5,092
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	5,000	5,199
		10,291
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	45,000	47,280
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,182

Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	22,711
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	5,000	5,683
		33,576
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	5,000	5,245
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	5,000	5,923
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	25,000	26,863
		32,786
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	5,000	5,216
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,000	5,273
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	25,000	26,163
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	20,000	21,147
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,532
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	5,000	5,575
		78,906
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	40,000	44,016
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	10,000	12,122
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	5,000	6,081
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	10,000	11,650
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	22,589
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	10,000	10,165
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	5,000	5,508
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	5,000	5,098
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,158
		122,387
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	19,751
Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,097
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	10,000	10,469
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	10,000	10,680
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	10,000	11,164
		62,161
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	20,000	21,193
Oil Companies-Exploration & Production — 0.0%
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	5,000	5,965
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,501
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	5,829
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	5,110
		20,405
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,000	5,537
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	5,000	5,673

Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	10,000	12,011
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	8,000	9,978
		33,199
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	15,000	16,792
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	5,000	4,853
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,562
		27,207
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	5,000	4,743
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	10,000	11,835
CVS Health Corp Senior Notes 4.13% due 04/01/2040	5,000	5,902
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	10,115
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	13,099
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	6,442
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	6,826	7,631
		55,024
Pipelines — 0.2%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	5,000	5,420
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	15,000	16,108
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	5,000	4,765
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	5,000	5,479
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	15,000	15,459
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	10,000	10,125
MPLX LP Senior Notes 4.13% due 03/01/2027	5,000	5,326
MPLX LP Senior Notes 4.70% due 04/15/2048	10,000	10,079
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,258
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	5,000	5,069
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	5,000	4,639
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	5,000	5,707
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	10,000	11,102
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	5,000	5,089
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,730
		115,355
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	5,000	5,012
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,279
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	5,000	5,114
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	5,000	4,956
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	15,000	14,891
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	10,821
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	25,776

SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	26,005
		97,854
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,300
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	15,000	16,727
Retail-Building Products — 0.1%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	20,000	22,403
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,573
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	5,000	6,292
		34,268
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	21,436
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,486
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	15,000	18,186
		45,108
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,646
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	5,000	6,538
		13,184
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 1.90% due 06/15/2030	5,000	5,111
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	10,000	10,407
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	10,000	10,353
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	20,000	22,525
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,696
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	10,000	11,720
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	20,000	23,319
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	7,000	7,877
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	60,000	67,303
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,395
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	21,024
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	13,063
		189,275
Television — 0.1%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	10,000	10,877
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	5,000	5,717
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	40,000	47,235
		63,829
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	5,000	5,254
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	35,000	37,658
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,994
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,757
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	5,000	5,838
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	3,000	3,935

BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	15,000		15,806
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	5,000		5,320
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	15,000		15,456
			100,018
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	10,000		11,174
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	20,000		21,912
			33,086
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	10,000		10,771
FedEx Corp. Company Guar. Notes 3.80% due 05/15/2025	10,000		11,116
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	10,000		11,421
			33,308
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000		15,432
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000		10,938
			26,370
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000		5,447
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000		6,196
			11,643
Total U.S. Corporate Bonds & Notes (cost $4,347,927)			4,622,264
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000		14,000
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000		11,391
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000		7,713
			19,104
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000		10,647
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	5,000		5,300
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	9,000		10,212
			15,512
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000		20,389
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000		17,858
			38,247
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	10,000		10,243
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	10,000		11,222
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	5,000		5,716
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	3,399
			30,580
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	15,000		17,083
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,881
			22,964

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	5,000		5,185
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	5,000		5,183
			10,368
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000		16,753
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000		7,132
			23,885
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	270,000	11,886
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	35,000		50,803
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000		5,939
Total Foreign Corporate Bonds & Notes (cost $266,765)			253,935
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds & Notes — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000		5,089
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	10,000		10,356
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000		26,249
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000		26,837
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000		11,088
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000		34,996
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000		13,089
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	35,000		38,148
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000		45,237
State of California General Obligation Bonds 7.55% due 04/01/2039	10,000		17,807
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	14,182		14,326
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000		10,062
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000		5,316
Total Municipal Bonds & Notes (cost $238,243)			258,600
U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	2,174		2,312
2.50% due 04/01/2028	5,872		6,244
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	349		358
Federal Home Loan Mtg. Corp.
3.50% due 03/01/2042	2,122		2,298
3.50% due 09/01/2043	18,936		20,714
3.50% due 08/01/2048	73,415		77,300
4.00% due 09/01/2040	3,289		3,606
4.50% due 01/01/2039	322		353
5.00% due 07/01/2021	641		673
5.50% due 07/01/2034	2,784		3,179
6.50% due 05/01/2029	355		398
7.50% due 08/01/2023	22		22
7.50% due 04/01/2028	343		392
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(5)(6)(7)	99,920		4,798
Series K064, Class X1 0.74% due 03/25/2027(5)(6)(7)	123,308		4,366
Series K104, Class X1 1.13% due 01/25/2030(5)(6)(7)	99,976		8,866
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	40,000		45,887
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(4)	4,837		5,566

Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.93% (1 ML+0.75%) due 09/25/2048*(4)	59	59
Series 2018-HRP1, Class M2 1.83% (1 ML+1.65%) due 04/25/2043*(4)	4,213	4,163
Series 2019-HQA3, Class M2 2.03% (1 ML + 1.85%) due 09/25/2049*(4)	8,182	7,902
Series 2019-DNA3, Class M2 2.23% (1 ML + 2.05%) due 07/25/2049*(4)	14,656	14,328
Series 2019-HQA1, Class M2 2.53% (1 ML + 2.35%) due 02/25/2049*(4)	18,098	17,712
Series 2019-DNA2, Class M2 2.63% (1 ML+2.45%) due 03/25/2049*(4)	15,732	15,506
Federal Home Loan Mtg. Corp., REMIC
Series 4122, Class AB 1.50% due 10/15/2042(4)	12,423	12,484
Series 4216, Class KQ 1.70% due 10/15/2039(4)	10,467	10,622
Series 3964, Class MD 2.00% due 01/15/2041(4)	405	415
Series 4961, Class JB 2.50% due 12/15/2042(4)	17,271	17,983
Series 3883, Class PB 3.00% due 05/15/2041(4)	5,749	6,193
Series 1577, Class PK 6.50% due 09/15/2023(4)	369	391
Series 1226, Class Z 7.75% due 03/15/2022(4)	54	56
		295,146
Federal National Mtg. Assoc. — 3.3%
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.28% (1 ML +2.10%) due 06/25/2039*(4)	17,827	17,306
Series 2017-C01, Class 1M2 3.73% (1 ML+3.55%) due 07/25/2029(4)	8,774	8,921
Series 2016-C07, Class 2M2 4.53% (1 ML+4.35%) due 05/25/2029(4)	13,360	13,821
Federal National Mtg. Assoc.
2.50% due 02/01/2043	55,832	59,133
2.97% due 06/01/2030	40,000	45,200
3.00% due 01/01/2028	4,977	5,242
3.50% due 08/01/2026	4,778	5,024
3.50% due 09/01/2026	5,170	5,439
3.50% due 10/01/2028	6,922	7,397
Federal National Mtg. Assoc. FRS 3.65% (12 ML+1.57%) due 05/01/2037	773	808
Federal National Mtg. Assoc. 4.00% due 11/01/2025	770	815
Federal National Mtg. Assoc. FRS 4.07% (12 ML+1.82%) due 10/01/2040	748	782
Federal National Mtg. Assoc.
4.50% due 11/01/2022	476	502
4.50% due 01/01/2039	1,109	1,231
4.50% due 06/01/2039	13,185	14,313
4.50% due 09/01/2039	2,476	2,752
4.50% due 09/01/2040	4,621	5,143
4.50% due 05/01/2041	1,944	2,162
5.00% due 05/01/2035	427	490
5.00% due 06/01/2040	16,628	19,076
5.00% due 07/01/2040	4,002	4,594
5.50% due 11/01/2020	133	133
5.50% due 04/01/2021	3,934	3,982
5.50% due 12/01/2029	635	699
5.50% due 06/01/2035	42,261	48,471
5.50% due 08/01/2037	7,893	9,053
5.50% due 06/01/2038	3,365	3,856
6.00% due 12/01/2033	3,285	3,829
6.00% due 05/01/2034	236	275
6.00% due 06/01/2040	84	98
6.50% due 10/01/2037	79	89
7.00% due 06/01/2037	2,848	3,327
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R03, Class 1M2 2.33% (1 ML+2.15%) due 09/25/2031*(4)	7,372	7,280
Series 2019-HRP1, Class M2 2.33% (1 ML+2.15%) due 11/25/2039*(4)	7,832	7,174
Federal National Mtg. Assoc., REMIC VRS Series 2020-M2, Class X 0.35% due 01/25/2030(5)(6)(7)	344,373	7,821
Series 2019-M21, Class X3 1.33% due 06/25/2034(5)(6)(7)	139,647	18,217
Federal National Mtg. Assoc. REMIC Series 2013-43, Class XP 1.50% due 08/25/2041(4)	11,963	12,156
Series 2012-128, Class PD 1.50% due 06/25/2042(4)	19,274	19,605
Series 2013-77, Class BP 1.70% due 06/25/2043(4)	10,592	10,759
Series 2013-16, Series A 1.75% due 01/25/2040(4)	17,101	17,307
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	3,416	3,490
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	4,803	4,942
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	9,717	10,029

Series 2015-5, Class EP 2.00% due 06/25/2043(4)	12,515	12,775
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	9,650	9,958
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	8,557	8,953
Series 2019-54, Class KC 2.50% due 09/25/2049(4)	26,594	27,924
Series 2019-41, Class AC 2.50% due 03/25/2053(4)	14,721	15,194
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	13,111	13,601
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	7,444	7,706
Series 2017-72, Class B 3.00% due 09/25/2047(4)	11,866	12,689
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	13,814	14,803
Series 2019-45, Class PT 3.00% due 08/25/2049(4)	18,212	19,537
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	2,871	3,083
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	24,468	25,566
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	6,120	6,621
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	15,641	16,431
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	11,017	11,333
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	13,984	14,827
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	12,073	13,083
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	14,192	15,254
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	11,164	12,216
Series 2017-35, Class AH 3.50% due 04/25/2053(4)	15,422	15,903
Series 2017-84, Class KA 3.50% due 04/25/2053(4)	8,667	8,920
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	11,176	11,747
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	14,506	15,760
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	14,018	15,585
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	19,722	20,764
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	6,846	7,192
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	15,324	16,501
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	11,414	12,379
Series 2017-49, Class JA 4.00% due 07/25/2053(4)	11,133	11,689
		810,737
Government National Mtg. Assoc. — 3.1%
2.50% due 07/21/2050	225,000	236,848
2.50% due 08/20/2050	200,000	210,101
3.00% due July 31 TBA	345,000	365,525
3.50% due July 30 TBA	275,000	290,179
3.50% due July 30 TBA	100,000	105,504
4.00% due 09/15/2041	138,271	148,114
4.00% due July 30 TBA	75,000	79,513
4.50% due 06/15/2041	35,733	39,784
6.00% due 11/15/2031	15,559	17,307
7.00% due 05/15/2033	3,795	4,482
9.00% due 11/15/2021	16	16
Government National Mtg. Assoc. REMIC Series 2015-56, Class LB 1.50% due 04/16/2040(4)	16,709	16,952
Series 2015-151, Class BA 1.70% due 10/20/2045(4)	10,292	10,421
Series 2013-37, Class LG 2.00% due 01/20/2042(4)	14,311	14,769
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	66	74
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,142	1,334
		1,540,923
Uniform Mtg. Backed Securities — 3.7%
2.00% due July 15 TBA	210,000	217,252
2.00% due August 15 TBA	100,000	103,290
2.50% due July 30 TBA	570,000	594,225
2.50% due August 30 TBA	500,000	520,439
3.00% due July 30 TBA	325,000	342,291
3.50% due July 30 TBA	385,000	404,927
4.00% due July 30 TBA	230,000	243,733
4.50% due July 30 TBA	135,000	145,051
		2,571,208
Total U.S. Government Agencies (cost $5,154,016)		5,218,014
U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Bonds — 1.0%
1.00% due 02/15/2048 TIPS(9)	20,799	27,468
1.00% due 02/15/2049 TIPS(9)	20,382	27,162
1.25% due 05/15/2050	85,000	81,670
3.00% due 11/15/2044	35,000	46,858
3.13% due 08/15/2044(12)(13)	120,000	163,627
3.13% due 05/15/2048	25,000	35,037
		381,822

United States Treasury Notes — 1.4%
0.38% due 01/15/2027 TIPS(9)		69,006	74,353
0.50% due 01/15/2028 TIPS(9)		15,595	17,095
0.63% due 01/15/2026 TIPS(9)		97,134	105,165
0.88% due 01/15/2029 TIPS(9)		71,093	80,994
0.63% due 05/15/2030		80,000	79,776
2.75% due 08/31/2025		365,000	410,497
			767,880
Total U.S. Government Treasuries (cost $1,089,700)			1,149,702
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	5,000	6,056
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	15,000	19,256
Government of Romania Senior Notes 6.13% due 01/22/2044		8,000	10,480
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		6,000	6,240
Republic of Peru Senior Notes 2.39% due 01/23/2026		5,000	5,200
Total Foreign Government Obligations (cost $46,389)			47,232
OPTIONS - PURCHASED†(14) — 0.1%
Over the Counter Put Options on Interest Swap Contracts		75,000	28
Over the Counter Purchased Put Options on Currency Contracts		10,498,473	26,529
Total Options - Purchased (cost $56,071)			26,557
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016		7,000	78
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†		7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†		10,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†		6,000	1
Total Escrows And Litigation Trusts (cost $0)			81
Total Long-Term Investment Securities (cost $41,208,512)			50,325,176

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.11%(11) (cost $612,327)		612,327	612,327
REPURCHASE AGREEMENTS — 3.3%
Bank of America Securities LLC Joint Repurchase Agreement(10)		335,000	335,000
Barclays Capital, Inc. Joint Repurchase Agreement(10)		280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(10)		245,000	245,000
Deutsche Bank AG Joint Repurchase Agreement(10)		375,000	375,000
RBS Securities, Inc. Joint Repurchase Agreement(10)		365,000	365,000
Total Repurchase Agreements (cost $1,600,000)			1,600,000
TOTAL INVESTMENTS (cost $43,420,839)		108.2%	52,537,503
Liabilities in excess of other assets		(8.2)	(3,969,806)
NET ASSETS		100.0%	$48,567,697

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $3,788,206 representing 7.80% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,054	$526.81	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2020.
(9)	Principal amount of security is adjusted for inflation.
(10)	See Note 2 for details of Joint Repurchase Agreements.
(11)	The rate shown is the 7-day yield as of June 30, 2020.

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$6,050	$26,420	$15,470	$(10,950)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	4,449	27,772	11,059	(16,713)
						$54,192	$26,529	$(27,663)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$75	$1,879	$28	$(1,851)

BBA-British Bankers' Association

CNY-Chinese Yuan

LIBOR-London Interbank Offered Rate

USD-United States Dollar

(15)	Collateralized Loan Obligation
(16)	Denominated in United States dollars unless otherwise indicated.

ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
MXN	— Mexican Peso
SCRT	— Seasoned Credit Risk Transfer Trust
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.
Index Legend 1 ML — 1 Month USD LIBOR 3 ML — 3 Month USD LIBOR 6 ML — 6 Month USD LIBOR 12 ML — 12 Month USD LIBOR 1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
3	Long	E-Mini Russell 2000	September 2020	$211,306	$215,640	$4,334
5	Long	U.S. 10 Year Notes	September 2020	693,777	695,859	2,082
1	Long	U.S. 2 Year Notes	September 2020	220,680	220,828	148
						$6,564

						Unrealized
						(Depreciation)
4	Long	U.S. Ultra Bonds	September 2020	$875,429	$872,625	$(2,804)
1	Short	Euro-Bund	September 2020	198,090	198,629	(539)
6	Short	U.S. 10 Year Ultra	September 2020	941,812	944,906	(3,094)
12	Short	U.S. 5 Year Notes	September 2020	1,503,901	1,508,906	(5,005)
						$(11,442)
Net Unrealized Appreciation (Depreciation)						$(4,878)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	270,000	USD	13,303	06/10/2021	$2,023	$-
JPMorgan Chase Bank	EUR	23,000	USD	25,971	09/16/2020	87	-
Net Unrealized Appreciation (Depreciation)						$2,110	$-

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$-	$(7,331)
USD	130	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,673)	(57,844)
USD	35	04/01/2025	0.48%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	292
USD	63	04/07/2025	0.48%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	505
USD	50	04/15/2025	0.61%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	714
USD	45	04/15/2025	0.62%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	652
					$(2,673)	$(63,012)

BBA-British Bankers' Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$971,608	$-		$1,166	$972,774
Television	42,475	-		1,054	43,529
Other Industries	33,829,135	547,790	**	-	34,376,925
Preferred Securities/Capital Securities	-	260,420		-	260,420
Asset Backed Securities:
Diversified Financial Services	-	3,045,143		50,000	3,095,143
U.S. Corporate Bonds & Notes	-	4,622,264		-	4,622,264
Foreign Corporate Bonds & Notes	-	253,935		-	253,935
Municipal Bond & Notes	-	258,600		-	258,600
U.S. Government Agencies	-	5,218,014		-	5,218,014
U.S. Government Treasuries	-	1,149,702		-	1,149,702
Foreign Government Obligations	-	47,232		-	47,232
Options - Purchased	-	26,557		-	26,557
Escrows and Litigation Trusts	-	78		3	81
Short-Term Investment Securities	612,327	-		-	612,327
Repurchase Agreements	-	1,600,000		-	1,600,000
Total Investments at Value	$35,455,545	$17,029,735		$52,223	$52,537,503

Other Financial Instruments:†
Futures Contracts	$6,564	$-		$-	$6,564
Forward Foreign Currency Contracts	-	2,110		-	2,110
Centrally Cleared Interest Rate Swap Contracts	-	2,163		-	2,163
Total Other Financial Instruments	$6,564	$4,273		$-	$10,837

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,442	$-		$-	$11,442
Centrally Cleared Interest Rate Swap Contracts	-	65,175		-	65,175
Total Other Financial Instruments	$11,442	$65,175		$-	$76,617

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO
Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 57.9%
Advertising Sales — 0.0%
National CineMedia, Inc.	9,175	$27,250
Aerospace/Defense-Equipment — 1.0%
AAR Corp.	2,000	41,340
HEICO Corp., Class A	9,488	770,805
Moog, Inc., Class A	325	17,219
		829,364
Agricultural Operations — 0.1%
Fresh Del Monte Produce, Inc.	1,575	38,777
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	375	73,646
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	425	5,058
Applications Software — 1.9%
ServiceNow, Inc.†	3,857	1,562,316
Athletic Footwear — 0.5%
NIKE, Inc., Class B	4,286	420,242
Audio/Video Products — 0.0%
Sonos, Inc.†	525	7,681
Auto-Truck Trailers — 0.2%
Wabash National Corp.	12,575	133,546
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC†	1,075	17,651
Gentherm, Inc.†	1,700	66,130
Meritor, Inc.†	1,775	35,145
Telenav, Inc.†	1,650	9,059
		127,985
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,382	48,536
Banks-Commercial — 1.3%
1st Source Corp.	535	19,035
Atlantic Union Bankshares Corp.	434	10,051
BancFirst Corp.	1,625	65,926
BancorpSouth Bank	2,200	50,028
Banner Corp.	1,700	64,600
Cadence BanCorp	3,025	26,802
Cathay General Bancorp	850	22,355
Central Pacific Financial Corp.	2,650	42,480
Central Valley Community Bancorp	200	3,078
CIT Group, Inc.	1,575	32,650
Columbia Banking System, Inc.	2,125	60,233
CVB Financial Corp.	3,550	66,527
Enterprise Financial Services Corp.	500	15,560
Equity Bancshares, Inc., Class A†	1,000	17,440
First Commonwealth Financial Corp.	3,575	29,601
First Community Bankshares, Inc.	225	5,051
First Hawaiian, Inc.	750	12,930
Great Western Bancorp, Inc.	1,625	22,360
Hope Bancorp, Inc.	3,733	34,418
IBERIABANK Corp.	300	13,662
Independent Bank Corp.	1,025	15,221
Old National Bancorp	4,125	56,760
PacWest Bancorp	575	11,333
South State Corp.	125	5,958
Trustmark Corp.	5,375	131,795
UMB Financial Corp.	525	27,064
United Bankshares, Inc.	1,575	43,565
Webster Financial Corp.	500	14,305
West Bancorporation, Inc.	350	6,122
Westamerica Bancorporation	1,875	107,662
		1,034,572
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	205	5,535
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,547	25,037
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	3,950	81,765
Louisiana-Pacific Corp.	2,175	55,789
		137,554
Building & Construction-Misc. — 0.3%
Comfort Systems USA, Inc.	1,100	44,825
EMCOR Group, Inc.	2,375	157,082
MYR Group, Inc.†	1,050	33,506
		235,413
Building Products-Cement — 0.0%
US Concrete, Inc.†	275	6,820
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	900	70,002
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	825	5,338
Building Products-Wood — 0.1%
Boise Cascade Co.	1,950	73,339
UFP Industries, Inc.	300	14,853
		88,192
Building-Heavy Construction — 0.3%
Arcosa, Inc.	1,225	51,695
MasTec, Inc.†	2,050	91,983
Tutor Perini Corp.†	6,550	79,779
		223,457
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,850	67,155
Building-Residential/Commercial — 0.4%
KB Home	3,775	115,817
Meritage Homes Corp.†	275	20,933
TRI Pointe Group, Inc.†	12,025	176,647
		313,397
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	4,500	23,715
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,425	29,783
Casino Services — 0.0%
Caesars Entertainment, Inc.	175	7,011
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	525	9,891
Stepan Co.	175	16,993
		26,884
Chemicals-Plastics — 0.1%
Avient Corp.	1,850	48,525
Chemicals-Specialty — 1.3%
Ecolab, Inc.	5,115	1,017,629

Minerals Technologies, Inc.	975	45,757
Tronox Holdings PLC, Class A	1,400	10,108
		1,073,494
Circuit Boards — 0.1%
TTM Technologies, Inc.†	3,275	38,842
Coal — 0.1%
Arch Resources, Inc., Class A	550	15,625
Peabody Energy Corp.	650	1,872
SunCoke Energy, Inc.	375	1,110
Warrior Met Coal, Inc.	3,200	49,248
		67,855
Coatings/Paint — 0.5%
Sherwin-Williams Co.	724	418,363
Coffee — 0.0%
Farmer Brothers Co.†	1,600	11,744
Commercial Services — 0.0%
Medifast, Inc.	125	17,346
Commercial Services-Finance — 3.5%
Adyen NV†*	476	693,479
Euronet Worldwide, Inc.†	100	9,582
Evo Payments, Inc., Class A†	2,725	62,212
Green Dot Corp., Class A†	450	22,086
S&P Global, Inc.	887	292,249
Square, Inc., Class A†	16,855	1,768,764
		2,848,372
Communications Software — 0.2%
Avaya Holdings Corp.†	12,300	152,028
Computer Aided Design — 1.1%
Autodesk, Inc.†	3,808	910,836
Computer Data Security — 0.0%
Qualys, Inc.†	125	13,003
Computer Services — 0.2%
CACI International, Inc., Class A†	275	59,642
Insight Enterprises, Inc.†	500	24,600
Perspecta, Inc.	2,975	69,109
		153,351
Computer Software — 3.7%
Avid Technology, Inc.†	2,900	21,083
Cornerstone OnDemand, Inc.†	1,350	52,056
Slack Technologies, Inc., Class A†	28,862	897,320
Twilio, Inc., Class A†	5,672	1,244,550
Xperi Holding Corp.	10,430	153,947
Zoom Video Communications, Inc., Class A†	2,389	605,707
		2,974,663
Consulting Services — 0.1%
GP Strategies Corp.†	2,100	18,018
Huron Consulting Group, Inc.†	1,875	82,969
		100,987
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	650	21,963
Quanex Building Products Corp.	1,400	19,432
		41,395
Containers-Metal/Glass — 0.4%
Ball Corp.	4,316	299,919
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,175	16,438
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co.†	475	14,801
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	1,650	63,855
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	3,025	66,550
Diagnostic Equipment — 0.4%
Adaptive Biotechnologies Corp.†	600	29,028
Danaher Corp.	1,881	332,617
		361,645
Distribution/Wholesale — 0.3%
Core-Mark Holding Co., Inc.	3,525	87,966
Fossil Group, Inc.†	975	4,534
G-III Apparel Group, Ltd.†	5,050	67,114
ScanSource, Inc.†	3,475	83,713
Veritiv Corp.†	725	12,296
		255,623
Diversified Manufacturing Operations — 0.1%
Enerpac Tool Group Corp.	150	2,640
EnPro Industries, Inc.	500	24,645
Fabrinet†	425	26,528
		53,813
E-Commerce/Products — 3.4%
Amazon.com, Inc.†	845	2,331,203
Chewy, Inc., Class A†	9,878	441,448
		2,772,651
E-Commerce/Services — 1.0%
Cars.com, Inc.†	3,750	21,600
Groupon, Inc.†	260	4,711
Match Group, Inc.†	6,559	702,141
Stamps.com, Inc.†	425	78,068
		806,520
E-Marketing/Info — 0.0%
comScore, Inc.†	5,725	17,748
E-Services/Consulting — 0.2%
Perficient, Inc.†	3,375	120,757
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,700	19,089
Electric-Generation — 0.1%
Atlantic Power Corp.†	24,025	48,050
Electric-Integrated — 0.2%
Black Hills Corp.	350	19,831
IDACORP, Inc.	150	13,105
PNM Resources, Inc.	775	29,791
Portland General Electric Co.	1,675	70,032
		132,759

Electronic Components-Misc. — 0.2%
Bel Fuse, Inc., Class B	1,875	20,119
Benchmark Electronics, Inc.	2,475	53,460
OSI Systems, Inc.†	575	42,918
Sanmina Corp.†	1,975	49,454
		165,951
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	8,050	99,095
MACOM Technology Solutions Holdings, Inc.†	2,100	72,135
Rambus, Inc.†	8,400	127,680
Synaptics, Inc.†	1,200	72,144
		371,054
Electronic Measurement Instruments — 0.7%
Roper Technologies, Inc.	1,194	463,582
Stoneridge, Inc.†	3,325	68,695
		532,277
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	2,675	31,966
Green Plains, Inc.†	650	6,640
Renewable Energy Group, Inc.†	925	22,922
REX American Resources Corp.†	625	43,356
SunPower Corp.†	8,450	64,727
		169,611
Engineering/R&D Services — 0.0%
KBR, Inc.	800	18,040
Enterprise Software/Service — 4.9%
ACI Worldwide, Inc.†	2,225	60,053
Coupa Software, Inc.†	4,697	1,301,257
Donnelley Financial Solutions, Inc.†	1,175	9,870
eGain Corp.†	1,950	21,665
Evolent Health, Inc., Class A†	5,650	40,228
MicroStrategy, Inc., Class A†	175	20,701
Veeva Systems, Inc., Class A†	7,208	1,689,699
Workday, Inc., Class A†	4,629	867,289
		4,010,762
Entertainment Software — 0.9%
Activision Blizzard, Inc.	6,068	460,561
Take-Two Interactive Software, Inc.†	2,068	288,631
		749,192
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	100	41,901
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	1,150	7,245
Navient Corp.	6,500	45,695
Nelnet, Inc., Class A	125	5,967
		58,907
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	1,675	27,152
Houlihan Lokey, Inc.	1,100	61,204
Moelis & Co., Class A	100	3,116
Piper Sandler Cos.	175	10,353
		101,825
Finance-Mortgage Loan/Banker — 0.0%
Ellington Financial, Inc.	125	1,473
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,862	262,159
Premier Financial Corp.	375	6,626
		268,785
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	600	4,350
MGIC Investment Corp.	3,925	32,146
NMI Holdings, Inc., Class A†	525	8,442
Radian Group, Inc.	3,475	53,897
		98,835
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	6,762
Food-Misc./Diversified — 0.1%
John B. Sanfilippo & Son, Inc.	575	49,065
Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	3,225	68,531
Gas-Distribution — 0.2%
New Jersey Resources Corp.	350	11,428
Northwest Natural Holding Co.	250	13,948
ONE Gas, Inc.	750	57,787
Southwest Gas Holdings, Inc.	525	36,251
		119,414
Gold Mining — 0.1%
Royal Gold, Inc.	519	64,522
Home Furnishings — 0.1%
Sleep Number Corp.†	1,400	58,296
Human Resources — 0.4%
Barrett Business Services, Inc.	1,925	102,275
Cross Country Healthcare, Inc.†	10,250	63,140
Heidrick & Struggles International, Inc.	225	4,865
Insperity, Inc.	300	19,419
Kforce, Inc.	1,400	40,950
Korn Ferry	975	29,962
TrueBlue, Inc.†	5,875	89,711
		350,322
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	950	19,922
Clearway Energy, Inc., Class C	250	5,765
		25,687
Instruments-Scientific — 0.1%
Fluidigm Corp.†	13,125	52,631
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	775	19,150
CNO Financial Group, Inc.	3,525	54,884
Primerica, Inc.	250	29,150
		103,184
Insurance-Property/Casualty — 0.0%
Ambac Financial Group, Inc.†	425	6,086
First American Financial Corp.	350	16,807
ProSight Global, Inc.†	450	4,005
		26,898

Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	275	9,578
Essent Group, Ltd.	2,050	74,354
		83,932
Internet Application Software — 1.5%
Okta, Inc.†	6,130	1,227,410
Internet Content-Entertainment — 3.0%
Facebook, Inc., Class A†	6,605	1,499,797
Twitter, Inc.†	30,588	911,217
		2,411,014
Internet Content-Information/News — 2.7%
Spotify Technology SA†	8,320	2,148,141
Yelp, Inc.†	2,950	68,233
		2,216,374
Internet Security — 0.0%
Proofpoint, Inc.†	225	25,002
Investment Management/Advisor Services — 0.1%
Focus Financial Partners, Inc., Class A†	1,100	36,355
Stifel Financial Corp.	1,125	53,359
Virtus Investment Partners, Inc.	125	14,536
		104,250
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,550	71,780
Machinery-Electrical — 0.0%
Argan, Inc.	700	33,166
Bloom Energy Corp. Class A†	100	1,088
		34,254
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	1,175	23,394
Kadant, Inc.	375	37,373
		60,767
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	800	11,440
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	19,200	129,984
Medical Instruments — 2.0%
AngioDynamics, Inc.†	3,025	30,764
Intuitive Surgical, Inc.†	2,646	1,507,770
Natus Medical, Inc.†	2,600	56,732
NuVasive, Inc.†	1,125	62,618
		1,657,884
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	500	46,510
Personalis, Inc.†	700	9,079
		55,589
Medical Laser Systems — 0.1%
Cutera, Inc.†	5,275	64,197
Medical Products — 0.4%
Accuray, Inc.†	13,075	26,542
Integer Holdings Corp.†	1,400	102,270
Invacare Corp.	3,050	19,429
LivaNova PLC†	950	45,723
Orthofix Medical, Inc.†	975	31,200
SeaSpine Holdings Corp.†	3,675	38,477
Sientra, Inc.†	17,025	65,887
		329,528
Medical-Biomedical/Gene — 1.7%
ACADIA Pharmaceuticals, Inc.†	1,650	79,975
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
AMAG Pharmaceuticals, Inc.†	225	1,721
Amicus Therapeutics, Inc.†	3,450	52,026
Arena Pharmaceuticals, Inc.†	1,040	65,468
Atara Biotherapeutics, Inc.†	2,675	38,975
Biohaven Pharmaceutical Holding Co., Ltd.†	1,075	78,593
Black Diamond Therapeutics, Inc.†	975	41,106
Bluebird Bio, Inc.†	175	10,682
Bridgebio Pharma, Inc.†	850	27,719
CytomX Therapeutics, Inc.†	1,175	9,788
Eiger BioPharmaceuticals, Inc.†	2,800	26,880
Esperion Therapeutics, Inc.†	375	19,241
Homology Medicines, Inc.†	725	11,013
Intercept Pharmaceuticals, Inc.†	500	23,955
LogicBio Therapeutics, Inc.†	4,750	40,185
Menlo Therapeutics, Inc.†	875	1,514
Mersana Therapeutics, Inc.†	2,928	68,515
Myriad Genetics, Inc.†	2,050	23,247
Puma Biotechnology, Inc.†	3,600	37,548
REGENXBIO, Inc.†	1,150	42,354
REVOLUTION Medicines, Inc.†	500	15,785
Royalty Pharma PLC Class A†	11,129	540,313
Solid Biosciences, Inc.†	1,100	3,223
Sutro Biopharma, Inc.†	425	3,298
TCR2 Therapeutics, Inc.†	875	13,440
Viela Bio, Inc.†	1,025	44,403
Xencor, Inc.†	1,325	42,917
Y-mAbs Therapeutics, Inc.†	125	5,400
		1,371,044
Medical-Drugs — 2.1%
Aimmune Therapeutics, Inc.†	1,050	17,546
Alector, Inc.†	425	10,387
Athenex, Inc.†	2,600	35,776
Clovis Oncology, Inc.†	3,400	22,950
Eagle Pharmaceuticals, Inc.†	300	14,394
Global Blood Therapeutics, Inc.†	875	55,239
Gritstone Oncology, Inc.†	475	3,154
Horizon Therapeutics PLC†	1,275	70,864
Lannett Co., Inc.†	6,225	45,193
Marinus Pharmaceuticals, Inc.†	11,775	29,909
MyoKardia, Inc.†	1,225	118,359
Prestige Consumer Healthcare, Inc.†	375	14,085
Principia Biopharma, Inc.†	825	49,327
Protagonist Therapeutics, Inc.†	2,725	48,123
Reata Pharmaceuticals, Inc., Class A†	555	86,591
Seres Therapeutics, Inc.†	12,400	59,024
TG Therapeutics, Inc.†	2,100	40,908
UroGen Pharma, Ltd.†	1,500	39,180
Vanda Pharmaceuticals, Inc.†	1,750	20,020
Voyager Therapeutics, Inc.†	1,875	23,663
Xeris Pharmaceuticals, Inc.†	12,625	33,583

Zoetis, Inc.	6,305	864,037
		1,702,312
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	839
Endo International PLC†	8,475	29,069
		29,908
Medical-HMO — 0.0%
Triple-S Management Corp., Class B†	1,725	32,810
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	11,925	35,894
Tenet Healthcare Corp.†	2,825	51,161
		87,055
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	9,525	72,580
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	225	2,873
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	2,500	93,250
Metal-Aluminum — 0.0%
Century Aluminum Co.†	425	3,030
Kaiser Aluminum Corp.	225	16,565
		19,595
Motion Pictures & Services — 0.0%
Eros International PLC†	1,250	3,950
Networking Products — 0.0%
Extreme Networks, Inc.†	2,875	12,478
Office Furnishings-Original — 0.1%
HNI Corp.	2,025	61,904
Steelcase, Inc., Class A	2,125	25,628
		87,532
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	9,675	68,692
Oil Companies-Exploration & Production — 0.0%
Magnolia Oil & Gas Corp., Class A†	1,300	7,878
PDC Energy, Inc.†	925	11,507
Range Resources Corp.	725	4,082
W&T Offshore, Inc.†	5,775	13,167
		36,634
Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	200	4,022
Delek US Holdings, Inc.	2,775	48,313
Murphy USA, Inc.†	575	64,739
		117,074
Oil-Field Services — 0.2%
Matrix Service Co.†	5,050	49,086
MRC Global, Inc.†	3,625	21,424
NexTier Oilfield Solutions, Inc.†	12,875	31,544
NOW, Inc.†	11,225	96,871
		198,925
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	145	86,230
Paper & Related Products — 0.1%
Domtar Corp.	1,125	23,749
P.H. Glatfelter Co.	400	6,420
Verso Corp., Class A	2,500	29,900
		60,069
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,900	120,638
Poultry — 0.1%
Sanderson Farms, Inc.	400	46,356
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	232	28,288
Powell Industries, Inc.	1,425	39,031
		67,319
Printing-Commercial — 0.1%
Deluxe Corp.	1,050	24,717
Ennis, Inc.	3,000	54,420
Quad/Graphics, Inc.	4,075	13,244
		92,381
Publishing-Books — 0.0%
Gannett Co, Inc.	1,275	1,760
Houghton Mifflin Harcourt Co.†	14,750	26,697
		28,457
Racetracks — 0.0%
Penn National Gaming, Inc.†	450	13,743
Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	975	12,655
Agree Realty Corp.	250	16,427
Alexander & Baldwin, Inc.	576	7,021
American Assets Trust, Inc.	2,750	76,560
American Finance Trust, Inc.	350	2,777
Americold Realty Trust	2,150	78,045
Blackstone Mtg. Trust, Inc., Class A	2,875	69,259
CorEnergy Infrastructure Trust, Inc.	300	2,745
CoreSite Realty Corp.	450	54,477
DiamondRock Hospitality Co.	7,400	40,922
Easterly Government Properties, Inc.	600	13,872
EastGroup Properties, Inc.	225	26,687
Equity LifeStyle Properties, Inc.	525	32,802
Essential Properties Realty Trust, Inc.	350	5,194
First Industrial Realty Trust, Inc.	1,775	68,231
Four Corners Property Trust, Inc.	300	7,320
GEO Group, Inc.	875	10,351
Getty Realty Corp.	1,025	30,422
Gladstone Commercial Corp.	625	11,719
Hersha Hospitality Trust	225	1,296
Highwoods Properties, Inc.	375	13,999
Innovative Industrial Properties, Inc.	50	4,401
Invesco Mtg. Capital, Inc.	622	2,326
KKR Real Estate Finance Trust, Inc.	1,325	21,968
Ladder Capital Corp.	825	6,683
Lexington Realty Trust	1,950	20,572
Mack-Cali Realty Corp.	900	13,761
New Senior Investment Group, Inc.	2,000	7,240
Pebblebrook Hotel Trust	550	7,513
PennyMac Mtg. Investment Trust	1,475	25,857
Physicians Realty Trust	1,500	26,280

Piedmont Office Realty Trust, Inc., Class A	1,675	27,822
PotlatchDeltic Corp.	1,300	49,439
PS Business Parks, Inc.	50	6,620
QTS Realty Trust, Inc., Class A	125	8,011
Redwood Trust, Inc.	2,525	17,675
Retail Opportunity Investments Corp.	1,875	21,244
RLJ Lodging Trust	1,150	10,856
Ryman Hospitality Properties, Inc.	350	12,110
Saul Centers, Inc.	500	16,135
STAG Industrial, Inc.	525	15,393
Summit Hotel Properties, Inc.	750	4,448
Sunstone Hotel Investors, Inc.	6,825	55,624
TPG RE Finance Trust, Inc.	625	5,375
Two Harbors Investment Corp.	2,129	10,730
UMH Properties, Inc.	350	4,526
Xenia Hotels & Resorts, Inc.	2,175	20,293
		1,005,683
Real Estate Management/Services — 0.0%
Realogy Holdings Corp.	1,875	13,894
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	700	19,474
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	350	28,774
Retail-Apparel/Shoe — 0.1%
Guess?, Inc.	2,125	20,549
Winmark Corp.	125	21,405
		41,954
Retail-Automobile — 0.0%
Sonic Automotive, Inc., Class A	225	7,180
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	2,125	22,525
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	1,950	49,023
Retail-Discount — 0.6%
Big Lots, Inc.	1,875	78,750
Costco Wholesale Corp.	1,429	433,287
		512,037
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	850	13,600
Retail-Office Supplies — 0.1%
Office Depot, Inc.	29,900	70,265
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	550	37,114
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	1,175	30,303
Retail-Restaurants — 0.6%
Bloomin' Brands, Inc.	5,325	56,765
Brinker International, Inc.	1,375	33,000
Starbucks Corp.	4,994	367,508
		457,273
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	2,325	48,685
Zumiez, Inc.†	2,400	65,712
		114,397
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	1,625	14,536
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	1,075	15,641
Trinseo SA	1,125	24,930
		40,571
Satellite Telecom — 0.0%
Gogo, Inc.†	9,125	28,835
KVH Industries, Inc.†	625	5,581
		34,416
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	650	5,460
Brookline Bancorp, Inc.	2,175	21,924
Capitol Federal Financial, Inc.	200	2,202
Flushing Financial Corp.	725	8,352
Investors Bancorp, Inc.	2,400	20,400
Meridian Bancorp, Inc.	5,250	60,900
Northfield Bancorp, Inc.	4,950	57,024
People's United Financial, Inc.	1,197	13,849
Washington Federal, Inc.	4,525	121,451
		311,562
Schools — 0.1%
American Public Education, Inc.†	1,130	33,448
K12, Inc.†	2,225	60,609
		94,057
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	475	29,346
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,750	30,345
Veeco Instruments, Inc.†	2,675	36,086
		66,431
Steel-Producers — 0.1%
Commercial Metals Co.	2,125	43,350
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	12,640	85,573
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,675	62,028
PC-Tel, Inc.	1,225	8,183
Plantronics, Inc.	1,225	17,983
		88,194
Television — 0.1%
AMC Networks, Inc., Class A†	100	2,339
Central European Media Enterprises, Ltd., Class A†	7,550	26,727
ION Media Networks, Inc.†(1)(2)	4	2,107
Sinclair Broadcast Group, Inc., Class A	1,850	34,151
		65,324
Theaters — 0.0%
Cinemark Holdings, Inc.	1,075	12,416

Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	3,675	48,326
La Jolla Pharmaceutical Co.†	1,025	4,367
Sarepta Therapeutics, Inc.†	325	52,110
		104,803
Transactional Software — 0.1%
Synchronoss Technologies, Inc.†	20,450	72,188
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66	511
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,825	39,456
Hub Group, Inc., Class A†	700	33,502
		72,958
Transport-Truck — 0.1%
ArcBest Corp.	3,250	86,157
Schneider National, Inc., Class B	525	12,952
		99,109
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	350	15,743
USANA Health Sciences, Inc.†	200	14,686
		30,429
Water — 0.1%
American States Water Co.	1,050	82,561
Web Hosting/Design — 3.6%
NIC, Inc.	825	18,942
Shopify, Inc., Class A†	3,057	2,901,704
		2,920,646
Web Portals/ISP — 0.5%
Alphabet, Inc., Class C†	312	441,046
Wireless Equipment — 0.1%
Maxar Technologies, Inc.	3,250	58,370
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,575	54,161
Total Common Stocks (cost $35,646,474)		47,190,577
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $207,970)	$225,000	234,378
ASSET BACKED SECURITIES — 9.2%
Diversified Financial Services — 9.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	110,000	121,364
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.35% (1 ML+0.17%) due 01/25/2037(5)	9,988	9,924
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	34,770

Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	74,404	75,198
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(1)(5)(6)	100,000	99,999
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.76% (1 ML+1.58%) due 10/25/2034	6,796	6,828
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(4)(6)(7)	989,656	42,420
BANK VRS Series 2020-BN26, Class XA 1.36% due 03/15/2063(4)(6)(7)	998,824	92,589
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	68,464	70,680
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	51,659	52,257
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	48,329	49,262
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	50,255	51,778
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	64,042	65,370
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	53,846	55,795
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.03% (1 ML+0.85%) due 08/15/2036*(4)	131,000	125,098
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.85% due 02/25/2036(5)(6)	58,730	52,664
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,068
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(7)	185,508	5,556
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(7)	325,551	9,773
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(7)	997,240	44,956

Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.77% (3 ML+0.78%) due 04/27/2027*(8)	195,985	192,698
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	1,022	1,024
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	62,033	62,997
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	25,214	24,174
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	65,000	70,218
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.08% (1 ML+0.90%) due 10/15/2036*(4)	100,000	97,692
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	90,000	96,606
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	60,000	65,475
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	105,000	111,559
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	115,966	124,644
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	123,000	133,183
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	24,186	19,169
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(4)(6)(7)	935,157	26,340
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	36,980	38,123
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	115,000	123,235
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	65,000	68,093
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	76,145	77,298
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,125	52,296
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,064
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.87% (1 ML+1.70%) due 11/25/2028*(5)	51,619	49,948
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	69,829
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	19,974
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.45% due 05/25/2035(5)(6)	41,142	39,413
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	110,000	109,337
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,000	34,094
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	86,000	92,571
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	68,280	69,383
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	115,000	124,399
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.74% due 04/25/2036(5)(6)	4,259	3,404
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.75% due 03/25/2047(5)(6)	13,928	11,216
Home Re, Ltd. FRS Series 2018-1, Class M1 1.78% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,705
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.72% (1 ML+0.54%) due 05/25/2035(5)	31,723	30,745
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	20,000	20,323
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	64,000	69,158

JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	80,000	87,064
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	96,604	96,085
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	107,352	109,971
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.87% (1 ML+1.70%) due 03/01/2024*(5)	56,739	56,079
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.67% (1 ML+1.50%) due 04/01/2024*(5)	79,212	75,331
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 1.67% (1 ML + 1.50%) due 05/01/2024*(5)	83,853	81,130
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.74% due 02/25/2035(5)(6)	20,035	20,141
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.15% due 12/25/2034(5)(6)	11,378	11,261
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	56,823	56,923
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(6)	51,551	52,744
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	73,174	76,169
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(6)(7)	195,982	6,530
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	20,000	21,386
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.59% due 06/15/2050(4)(6)(7)	107,336	6,855
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	100,000	102,232
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	24,862	16,722
MortgageIT Trust FRS Series 2005-4, Class A1 0.46% (1 ML+0.28%) due 10/25/2035(5)	55,408	54,331
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	98,712
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.93% (1 ML + 0.75%) due 01/25/2048*(5)	69,351	68,637
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.68% (1 ML+1.50%) due 06/25/2057*(5)	55,624	55,704
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	81,212	84,605
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	51,806	55,337
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(6)	24,593	26,250
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	47,656	50,649
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	85,098	91,123
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	86,802	93,256
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	66,937	71,590
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	51,896	55,682
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	75,403	80,402
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	9,636	9,970
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	51,382	51,668
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	54,072	54,380

Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.58% (1 M + 1.40%) due 07/25/2029*(5)	7,561	7,502
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.73% (1 ML+1.55%) due 07/25/2028*(5)	12,612	12,549
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.98% (3 ML+0.85%) due 04/17/2027*(8)	82,531	81,763
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	73,048	73,065
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	54,855	55,017
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.28% (1 ML+0.10%) due 02/25/2037	31,880	18,808
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.81% (3 ML+1.05%) due 04/30/2027*(8)	250,000	245,693
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.31% (1 ML+0.13%) due 05/25/2037	74,620	59,084
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	85,000	85,058
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% (1 ML+0.25%) due 11/25/2036	160,000	140,909
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	119,892
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.78% (1 ML+0.60%) due 02/25/2057*	46,131	45,717
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	31,209	31,386
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	44,996	45,787
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	51,647	52,879
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	90,502	89,430
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	81,275	81,183
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(5)(6)	81,466	82,399
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	33,759	33,739
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	78,906	78,538
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	93,978	93,112
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.04% (3 ML+0.90%) due 01/18/2029*(8)	250,000	245,623
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.22% due 09/15/2057(4)(6)(7)	776,398	28,116
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	65,000	69,993
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(5)(6)	14,679	12,237
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,750	51,488
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	50,123
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	75,757
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	120,000	129,341
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	110,000	118,318
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	50,111	54,444
Total Asset Backed Securities (cost $7,430,564)		7,527,605
U.S. CORPORATE BONDS & NOTES — 14.8%
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	9,118

Boeing Co. Senior Notes 5.04% due 05/01/2027	45,000	49,627
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	44,601
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	10,000	10,279
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,166
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	39,824
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,347
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,491
		180,453
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	35,000	37,690
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	38,083
		75,773
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	10,000	11,377
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	14,000	14,564
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	12,453
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	21,000	26,991
		54,008
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	10,000	11,237
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,896
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	30,000	31,611
State Street Corp. Senior Notes 2.35% due 11/01/2025	35,000	37,086
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	16,237
		84,934
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	25,000	26,384
KeyCorp Senior Notes 2.55% due 10/01/2029	30,000	31,054
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	50,000	53,012
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	45,000	48,634
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,435
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	27,300
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	130,772
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	40,000	41,448
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,706
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	20,689
		459,434
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	40,000	40,741
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	15,000	16,687
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	55,000	66,199
		123,627
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	42,815

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,706
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	24,155
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	75,000	94,761
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	10,000	10,431
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	35,000	37,084
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	17,000	18,229
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	37,000	40,996
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	17,338
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,876
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	25,000	26,009
		329,400
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	15,000	16,392
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	32,828
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,206
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	10,000	11,175
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	5,918
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,969
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	33,649
		114,137
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	23,000	23,673
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	15,280
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	20,000	19,942
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	10,000	10,043
		45,265
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	75,000	81,795
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	25,595
		107,390
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	25,000	25,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	25,000	25,325
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	60,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,774
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	15,000	18,673
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	5,000	6,611
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	35,000	35,397
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,059

Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	33,279
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,555
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	24,508
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	24,537
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,075
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,725
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	20,000	28,446
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	80,000	86,077
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,469
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	42,588
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	49,359
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	19,733
		554,565
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	14,957
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	55,000	55,026
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	35,000	38,094
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	45,000	50,083
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,853
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	80,000	83,609
		244,665
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,867
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	38,363
LYB International Finance III LLC Company Guar. Notes 2.88% due 05/01/2025	15,000	15,974
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	5,000	5,103
		71,307
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	5,000	6,336
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	40,000	40,829
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	16,125
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	5,000	5,594
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,087
		68,635
Commercial Services-Finance — 0.2%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,304
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,334
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	30,000	31,481
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,712
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	65,000	71,072
		139,903
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	102,284

International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	160,000	173,264
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	15,000	16,346
		291,894
Computers — 0.2%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	25,000	25,527
Apple, Inc. Senior Notes 2.20% due 09/11/2029	85,000	91,082
Apple, Inc. Senior Notes 2.65% due 05/11/2050	15,000	15,712
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,671
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,592
HP, Inc. Senior Notes 2.20% due 06/17/2025	15,000	15,483
HP, Inc. Senior Notes 3.00% due 06/17/2027	15,000	15,726
		181,793
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,080
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	70,000	72,625
Data Processing/Management — 0.3%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	38,000	44,526
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,804
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	125,000	130,712
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	33,204
		220,246
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	30,600
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	75,000	79,594
		110,194
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,298
Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	57,781
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	92,836
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	33,911
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	85,000	106,510
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	45,000	59,430
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	30,000	30,592
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	16,442
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	85,000	91,841
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	30,000	34,475
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	28,394
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	29,663
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	57,140
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,773
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	23,210
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	44,979

JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	47,726
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	10,801
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	15,000	16,151
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	91,526
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,895
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	50,266
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	40,206
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	37,967
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,754
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,279
Morgan Stanley Senior Notes 2.70% due 01/22/2031	65,000	68,854
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	22,046
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	56,224
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	17,008
Morgan Stanley Senior Notes 4.43% due 01/23/2030	10,000	11,914
		1,272,594
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	25,000	25,028
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,222
		45,250
Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	25,000	26,453
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	75,549
		102,002
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	160,000	161,936
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	23,475
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,083
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	15,000	18,296
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	5,000	5,608
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	22,612
Sempra Energy
Senior Notes
3.40% due 02/01/2028	25,000	27,350
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,744
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,519
		119,687
Electric-Integrated — 1.2%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	20,000	20,596
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,915
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,964
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,818
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,593
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,367

Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	35,000	38,634
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	30,000	33,393
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	11,671
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	40,000	50,252
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	10,000	10,455
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,562
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,031
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	50,556
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	5,044
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	10,055
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,426
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,014
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	29,034
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	26,728
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	100,000	108,338
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,371
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,922
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	45,000	46,345
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	5,424
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	63,592
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,189
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,255
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,015
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	32,023
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,394
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	25,000	27,601
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	25,000	25,243
Southern California Edison Co.
1st Mtg. Notes
2.85% due 08/01/2029	20,000	21,135
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	20,000	21,949
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,396
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,815
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,567
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	27,705
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	45,365
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,120
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	11,072
		1,000,944
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	42,603

Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,512
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,110
		61,225
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	28,000	30,257
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025*	20,000	21,286
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	24,000	26,710
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	150,000	172,406
Intel Corp. Senior Notes 2.45% due 11/15/2029	25,000	27,024
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,515
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,961
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	30,000	30,878
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	20,000	22,250
		361,287
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	55,000	58,906
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	64,376
Oracle Corp. Senior Notes 4.00% due 11/15/2047	35,000	40,834
		164,116
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	22,480
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	38,062
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,340
		55,402
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	141,396
Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	15,000	15,301
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	15,000	16,146
		31,447
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	11,060
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,763
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	45,000	54,027
Conagra Brands, Inc.
Senior Notes
5.40% due 11/01/2048	5,000	6,904
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	39,290
		117,044
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	18,842
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	54,876
Gas-Distribution — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	23,856
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	35,000	36,967
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	28,272
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	57,271
		146,366

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	82,200
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	55,000	53,361
Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	5,000	5,157
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	20,000	20,956
		26,113
Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.95% due 06/01/2030	50,000	52,254
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,922
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	33,197
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,124
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,907
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,839
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	10,000	10,586
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,646
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,315
		161,536
Insurance-Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	95,000	105,450
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,330
Unum Group Senior Notes 4.50% due 03/15/2025	15,000	16,112
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	23,364
		155,256
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,305
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,256
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,940
		75,501
Insurance-Property/Casualty — 0.0%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,439
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,750
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.
Senior Notes
1.90% due 01/28/2031	70,000	71,474
Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	10,000	10,184
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	10,000	10,399
		20,583
Machinery-General Industrial — 0.2%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	135,000	141,839
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,546
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	56,776
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	17,050
		89,372
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	15,736

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,769
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	70,000	75,216
		92,985
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,433
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	15,818
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	70,000	73,255
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	50,000	52,867
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,887
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	15,000	16,726
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,106
		197,092
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	95,000	104,537
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	30,000	36,365
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,326
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	20,000	23,300
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	62,120
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,413
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,016
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,197
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	5,000	5,158
		302,432
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	15,000	15,388
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	31,115
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,167
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	25,243
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	20,000	20,939
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,699
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,328
UnitedHealth Group, Inc.
Senior Notes
3.50% due 08/15/2039	15,000	17,443
		172,322
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,143
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	50,000	52,983
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,269
Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	10,000	11,931
Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	10,503
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,658
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	14,600
		48,692

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	15,000	16,611
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,021
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	36,032
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	10,000	12,472
		82,136
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	40,000	44,778
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	9,707
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025	10,000	11,084
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,686
		82,255
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	15,000	14,227
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	30,000	35,505
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	17,706
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	39,297
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	38,655
		131,163
Pipelines — 0.4%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	10,841
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	26,847
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,530
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	27,394
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	40,000	41,225
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,301
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	25,000	25,311
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,652
MPLX LP Senior Notes 4.25% due 12/01/2027	15,000	16,263
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,198
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,258
MPLX LP
Senior Notes
5.50% due 02/15/2049	5,000	5,541
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,913
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,784
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,918
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,120
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	25,000	27,755
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	15,267
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,730
Williams Partners LP Senior Notes 6.30% due 04/15/2040	7,000	8,430
		307,278
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	10,000	10,025
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,114

Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	10,000	10,228
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	4,997
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	15,000	14,868
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	30,000	29,783
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	21,642
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,017
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,241
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,751
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	52,010
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	5,000	5,039
		297,715
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	56,006
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	11,146
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	15,000	18,878
		86,030
Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	95,000	101,818
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	25,000	27,431
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	25,000	30,311
		159,560
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	5,000	6,646
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,152
		32,798
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 1.90% due 06/15/2030	15,000	15,332
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	23,000	23,936
Telephone-Integrated — 0.6%
AT&T, Inc.
Senior Notes
2.30% due 06/01/2027	40,000	41,411
AT&T, Inc.
Senior Notes
3.80% due 02/15/2027	45,000	50,682
AT&T, Inc.
Senior Notes
4.30% due 02/15/2030	37,000	43,362
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	40,000	46,639
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	15,000	16,880
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,867
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	165,000	185,084
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,910
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	5,000	6,395
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	45,000	53,666
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	12,451
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	19,594

Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	21,790
		515,731
Television — 0.4%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	130,000	141,407
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	20,000	22,868
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	105,000	123,991
		288,266
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	10,000	10,508
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	45,000	48,418
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	10,000	9,987
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	11,515
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,675
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	25,000	30,066
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	15,000	19,674
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,881
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,959
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	45,000	46,368
		241,051
Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.40% due 02/15/2030	5,000	5,250
CSX Corp. Senior Notes 3.25% due 06/01/2027	30,000	33,523
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,446
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	10,000	10,956
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	45,000	55,439
		110,614
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	21,542
FedEx Corp. Company Guar. Notes 3.80% due 05/15/2025	30,000	33,348
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	30,000	34,264
		89,154
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	30,865
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	27,344
		58,209
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	10,000	10,894
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,589
		29,483
Total U.S. Corporate Bonds & Notes (cost $11,268,277)		12,039,870
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	25,000	35,000
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	56,953
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	25,000	27,547
		84,500
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	5,981

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000		26,618
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	10,000		10,601
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	17,000		19,289
			29,890
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000		40,779
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000		44,644
			85,423
Oil Companies-Integrated — 0.1%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	30,000		30,729
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	30,000		33,667
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	10,000		11,431
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	8,825
			84,652
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	40,000		45,554
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	10,000		11,494
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	5,000		5,881
			62,929
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	5,000		5,184
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	15,000		15,550
			20,734
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000		55,842
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	8,000		9,509
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000		12,150
			77,501
SupraNational Banks — 0.0%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	715,000	31,476
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	25,000		36,288
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000		23,756
Total Foreign Corporate Bonds & Notes (cost $649,913)			604,748
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000		5,123
Chicago Board of Education
General Obligation Bonds
6.14% due 12/01/2039	15,000		15,268
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000		25,890
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000		73,499
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000		74,904
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000		33,264
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000		93,322
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000		42,174
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000		98,095

Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	109,862
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	25,078
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	46,091	46,560
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	9,849
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,062
Total Municipal Bonds & Notes (cost $613,306)		662,950
U.S. GOVERNMENT AGENCIES — 17.6%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	3,261	3,468
2.50% due 04/01/2028	10,276	10,928
3.00% due 08/01/2027	2,980	3,134
3.00% due 05/01/2049	19,652	20,717
3.50% due 03/01/2042	4,851	5,252
3.50% due 08/01/2042	25,868	27,992
3.50% due 09/01/2043	17,214	18,830
3.50% due 10/01/2048	360,288	378,552
4.00% due 03/01/2023	24	26
4.00% due 10/01/2043	21,551	23,676
4.50% due 01/01/2039	552	605
5.00% due 05/01/2034	11,772	13,486
5.50% due 07/01/2034	4,175	4,768
5.50% due 05/01/2037	1,321	1,513
6.00% due 08/01/2026	7,727	8,596
6.50% due 05/01/2029	710	797
7.50% due 08/01/2023	22	22
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	639	656
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(4)(6)(7)	174,860	8,396
Series K064, Class X1 0.74% due 03/25/2027(4)(6)(7)	315,669	11,177
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(7)	169,959	15,073
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	68,000	78,009
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	14,512	16,697
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.93% (1 ML+0.75%) due 09/25/2048*(5)	177	177
Series 2018-HRP1, Class M2 1.83% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,489
Series 2019-HQA3, Class M2 2.03% (1 ML + 1.85%) due 09/25/2049*(5)	28,638	27,656
Series 2019-DNA3, Class M2 2.23% (1 ML + 2.05%) due 07/25/2049*(5)	36,640	35,819
Series 2019-HQA1, Class M2 2.53% (1 ML + 2.35%) due 02/25/2049*(5)	54,294	53,136
Series 2019-DNA2, Class M2 2.63% (1 ML+2.45%) due 03/25/2049*(5)	44,049	43,417
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(5)	27,634	28,042
Series 3964, Class MD 2.00% due 01/15/2041(5)	2,025	2,076
Series 4961, Class JB 2.50% due 12/15/2042(5)	46,059	47,958
Series 3883, Class PB 3.00% due 05/15/2041(5)	15,248	16,427
Series 1577, Class PK 6.50% due 09/15/2023(5)	738	782
Series 1226, Class Z 7.75% due 03/15/2022(5)	72	75
		920,424

Federal National Mtg. Assoc. — 2.5%
2.50% due 02/01/2043	55,832	59,133
2.50% due 03/01/2043	109,090	115,540
2.64% due 03/01/2027	26,920	29,301
2.78% due 03/01/2027	60,524	66,534
2.97% due 06/01/2027	104,014	115,755
3.00% due 12/01/2027	7,285	7,672
3.00% due 01/01/2028	7,466	7,863
Series 415, Class A3 STRIP 3.00% due 11/25/2042(5)	37,947	40,681
Federal National Mtg. Assoc. FRS
3.65% (12 ML+1.57%) due 05/01/2037	1,410	1,474
4.07% (12 ML+1.82%) due 10/01/2040	1,371	1,434
Federal National Mtg. Assoc.
4.50% due 01/01/2039	1,849	2,052
4.50% due 06/01/2039	21,755	23,616
4.50% due 09/01/2039	5,282	5,871
4.50% due 05/01/2041	4,117	4,580
5.00% due 05/01/2035	1,503	1,724
5.00% due 07/01/2040	31,096	35,649
5.50% due 12/01/2029	1,270	1,398
5.50% due 06/01/2035	81,417	93,382
5.50% due 06/01/2036	42,383	48,341
5.50% due 08/01/2037	8,457	9,700
5.50% due 06/01/2038	5,768	6,611
6.00% due 06/01/2021	4,923	4,955
6.00% due 12/01/2033	5,163	6,016
6.00% due 05/01/2034	4,063	4,736
6.00% due 08/01/2034	830	969
6.00% due 11/01/2038	1,073	1,253
7.00% due 06/01/2037	8,208	9,587
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.28% (1 ML +2.10%) due 06/25/2039*(5)	44,568	43,266
Series 2019-R03, Class 1M2 2.33% (1 ML+2.15%) due 09/25/2031*(5)	25,802	25,479
Series 2019-HRP1, Class M2 2.33% (1 ML+2.15%) due 11/25/2039*(5)	19,580	17,936
Series 2017-C01, Class 1M2 3.73% (1 ML+3.55%) due 07/25/2029(5)	26,323	26,762
Series 2016-C07, Class 2M2 4.53% (1 ML+4.35%) due 05/25/2029(5)	39,796	41,168
Federal National Mtg. Assoc. REMIC
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	38,073	39,294
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	11,484	12,334
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	35,958	38,126
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	32,066	34,837
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	35,045	38,964
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.33% due 06/25/2034(4)(6)(7)	369,067	48,145
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	30,761	31,258
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	51,146	52,024
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	26,481	26,898
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,416	3,491
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	13,207	13,589
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	25,911	26,744
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	26,055	26,886
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	23,531	24,620
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	75,349	79,117
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	35,298	36,618
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	19,354	20,034
Series 2017-72, Class B 3.00% due 09/25/2047(5)	32,630	34,896
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	33,154	35,528
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	51,604	55,361
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	59,423	62,089
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	14,687	15,891
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	36,497	38,340
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	29,746	30,598
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	31,990	34,667
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	31,931	34,320
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	33,490	36,647
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	38,555	39,757
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	24,265	24,973
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	33,528	35,242
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	49,305	51,911
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	17,495	18,379
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	38,313	41,255
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	35,058	38,020

Series 2017-49, Class JA 4.00% due 07/25/2053(5)	30,615		32,144
			2,073,435
Government National Mtg. Assoc. — 5.5%
2.50% due July 30 TBA	1,150,000		1,209,481
3.00% due July 30 TBA	925,000		980,030
3.50% due July 30 TBA	1,200,000		1,266,141
4.00% due 07/15/2041	18,088		19,653
4.00% due 08/15/2041	5,810		6,379
4.00% due 10/15/2041	9,104		9,842
4.00% due 07/21/2050	675,000		714,540
4.50% due 06/15/2041	82,511		91,865
6.00% due 11/15/2028	11,226		12,927
7.00% due 07/15/2033	4,931		5,739
9.00% due 11/15/2021	24		25
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(5)	44,671		45,320
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	27,445		27,789
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	37,729		38,939
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	404		459
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	3,498		4,085
			4,394,275
Uniform Mtg. Backed Securities — 8.5%
2.00% due July 15 TBA	850,000		878,699
2.50% due July 30 TBA	2,900,000		3,020,980
3.00% due July 30 TBA	1,050,000		1,105,863
3.50% due July 30 TBA	750,000		788,818
4.00% due July 30 TBA	625,000		662,317
4.50% due July 30 TBA	425,000		456,643
			6,913,320
Total U.S. Government Agencies (cost $14,163,443)			14,340,393
U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 4.2%
1.00% due 02/15/2048 TIPS(10)	57,197		75,537
1.00% due 02/15/2049 TIPS(10)	45,860		61,116
1.25% due 05/15/2050	140,000		134,515
2.25% due 08/15/2049	95,000		114,247
2.38% due 11/15/2049	185,000		228,504
2.50% due 02/15/2045	5,000		6,167
3.38% due 05/15/2044(11)(12)	1,370,000		1,937,694
3.63% due 08/15/2043	160,000		233,700
3.63% due 02/15/2044	291,000		425,962
3.75% due 11/15/2043	140,000		208,354
			3,425,796
United States Treasury Notes — 2.2%
0.38% due 01/15/2027 TIPS(10)	175,169		188,743
0.50% due 01/15/2028 TIPS(10)	25,991		28,492
0.63% due 01/15/2026 TIPS(10)	253,628		274,598
0.88% due 01/15/2029 TIPS(10)	203,124		231,411
2.75% due 08/31/2025	915,000		1,029,053
			1,752,297
Total U.S. Government Treasuries (cost $4,505,365)			5,178,093
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic Senior Notes 6.40% due 06/05/2049*	150,000		136,875
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	25,000	30,283
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	53,916
Government of Romania Senior Notes 6.13% due 01/22/2044	16,000		20,960
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	10,000		10,400
Republic of Peru Senior Notes 2.39% due 01/23/2026	5,000		5,200
Total Foreign Government Obligations (cost $266,780)			257,634

OPTIONS - PURCHASED†(15) — 0.0%
Over the Counter Purchased Put Options on Currency Contracts	13,407,409	33,872
Over the Counter Purchased Put Options on Interest Swap Contracts	190,000	71
Total Options - Purchased (cost $74,169)		33,943
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)	8,000	1
Total Escrows And Litigation Trusts (cost $0)		115
Total Long-Term Investment Securities (cost $74,826,261)		88,070,306

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.11%(14) (cost $669,102)	669,102	669,102
REPURCHASE AGREEMENTS — 4.7%
Bank of America Securities LLC Joint Repurchase Agreement(16)	800,000	800,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	670,000	670,000
BNP Paribas SA Joint Repurchase Agreement(16)	585,000	585,000
Deutsche Bank AG Joint Repurchase Agreement(16)	885,000	885,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	870,000	870,000
Total Repurchase Agreements (cost $3,810,000)		3,810,000
TOTAL INVESTMENTS (cost $79,305,363)	113.5%	92,549,408
Liabilities in excess of other assets	(13.5)	(11,019,108)
NET ASSETS	100.0%	$81,530,300

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $8,373,830 representing 10.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,107	$527	0.00%

(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	Collateralized Loan Obligation
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2020.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The rate shown is the 7-day yield as of June 30, 2020.
(15)	Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000’s)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$7,619	$33,271	$19,481	$(13,790)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.4855 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	$5,789	36,139	14,391	(21,748)
						$69,410	$33,872	$(35,538)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000’s)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$190	$4,759	$71	$(4,688)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

CNY-Chinese Yuan

USD-United States Dollar

(16)	See Note 2 for details of Joint Repurchase Agreements.
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
MXN	— Mexican Peso
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Long	E-Mini Russell 2000 Index	September 2020	$283,988	$287,520	$3,532
46	Long	U.S. Treasury 10 Year Notes	September 2020	6,380,969	6,401,906	20,937
						$24,469

						Unrealized
						Depreciation

2	Short	Euro-Bund	September 2020	395,561	396,640	(1,079)
15	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	2,354,063	2,362,266	(8,203)
64	Short	U.S. Treasury 5 Year Notes	September 2020	8,023,286	8,047,500	(24,214)
5	Short	U.S. Treasury Long Bonds	September 2020	888,058	892,812	(4,754)
1	Short	U.S. Treasury Ultra Bonds	September 2020	216,688	218,156	(1,468)
						$(39,718)
Net Unrealized Appreciation (Depreciation)						$(15,249)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	715,000	USD	35,229	06/10/2021	$5,357	$—

JPMorgan Chase Bank	EUR	76,000	USD	85,810	09/16/2020	282	—

Net Unrealized Appreciation(Depreciation)						$5,639	$—

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$(19,549)
USD	340	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,990)	(151,286)
USD	275	04/07/2025	0.48%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	—	2,204
USD	125	04/15/2025	0.61%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	—	1,785
USD	130	04/15/2025	0.62%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	—	1,885
					$(6,990)	$(164,961)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,369,284	$—		$1,760	$1,371,044
Television	63,217	—		2,107	65,324
Other Industries	45,060,730	693,479	**	—	45,754,209
Preferred Securities/Capital Securities	—	234,378		—	234,378
Asset Backed Securities	—	7,427,606		99,999	7,527,605
U.S. Corporate Bonds & Notes	—	12,039,870		—	12,039,870
Foreign Corporate Bonds & Notes	—	604,748		—	604,748
Municipal Bonds & Notes	—	662,950		—	662,950
U.S. Government Agencies	—	14,340,393		—	14,340,393
U.S. Government Treasuries	—	5,178,093		—	5,178,093
Foreign Government Obligations	—	257,634		—	257,634
Options - Purchased	—	33,943		—	33,943
Escrow and Litigation Trusts	—	112		3	115
Short-Term Investment Securities	669,102	—		—	669,102
Repurchase Agreement	—	3,810,000		—	3,810,000
Total Investments at Value	$47,162,333	$45,283,206		$103,869	$92,549,408

Other Financial Instruments:†
Futures Contracts	$24,469	$—		$—	24,469
Forward Foreign Currency Contracts	—	5,639		—	5,639
Centrally Cleared Interest Rate Swap Contracts	—	5,874		—	5,874
Total Other Financial Instruments	$24,469	$11,513		$—	$35,982

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$39,718	$—		$—	39,718
Centrally Cleared Interest Rate Swap Contracts	—	170,835		—	170,835
Total Other Financial Instruments	$39,718	$170,835		$—	$210,553

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to the Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 32.1%
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	5,090	$413,512
Applications Software — 1.5%
ServiceNow, Inc.†	2,069	838,069
Athletic Footwear — 0.4%
NIKE, Inc., Class B	2,299	225,417
Chemicals-Specialty — 1.0%
Ecolab, Inc.	2,744	545,919
Coatings/Paint — 0.4%
Sherwin-Williams Co.	388	224,206
Commercial Services-Finance — 2.7%
Adyen NV†*	255	371,507
S&P Global, Inc.	476	156,832
Square, Inc., Class A†	9,042	948,868
		1,477,207
Computer Aided Design — 0.9%
Autodesk, Inc.†	2,043	488,665
Computer Software — 2.7%
Slack Technologies, Inc., Class A†	15,484	481,397
Twilio, Inc., Class A†	3,042	667,476
Zoom Video Communications, Inc., Class A†	1,281	324,785
		1,473,658
Containers-Metal/Glass — 0.3%
Ball Corp.	2,315	160,869
Diagnostic Equipment — 0.3%
Danaher Corp.	1,009	178,421
E-Commerce/Products — 2.7%
Amazon.com, Inc.†	453	1,249,746
Chewy, Inc., Class A†	5,299	236,812
		1,486,558
E-Commerce/Services — 0.7%
Match Group, Inc.†	3,697	395,764
Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	641	248,875
Enterprise Software/Service — 3.7%
Coupa Software, Inc.†	2,520	698,141
Veeva Systems, Inc., Class A†	3,867	906,502
Workday, Inc., Class A†	2,483	465,215
		2,069,858
Entertainment Software — 0.7%
Activision Blizzard, Inc.	3,255	247,055
Take-Two Interactive Software, Inc.†	1,109	154,783
		401,838
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	1,536	140,698
Gold Mining — 0.1%
Royal Gold, Inc.	278	34,561
Internet Application Software — 1.2%
Okta, Inc.†	3,288	658,356
Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	3,543	804,509
Twitter, Inc.†	16,409	488,824
		1,293,333
Internet Content-Information/News — 2.1%
Spotify Technology SA†	4,463	1,152,302
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	1,420	809,158
Medical-Biomedical/Gene — 0.5%
Royalty Pharma PLC, Class A†	5,997	291,154
Medical-Drugs — 0.8%
Zoetis, Inc.	3,379	463,058
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	78	46,386
Retail-Discount — 0.4%
Costco Wholesale Corp.	766	232,259
Retail-Restaurants — 0.4%
Starbucks Corp.	2,679	197,148
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10	5,268
Web Hosting/Design — 2.8%
Shopify, Inc., Class A†	1,640	1,556,688
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	168	237,486
Total Common Stocks (cost $12,597,048)		17,746,691
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Diversified Banking Institutions — 0.4%
Credit Suisse Group AG 6.25% due 12/29/2049*(3) (cost $187,385)	$200,000	208,336
ASSET BACKED SECURITIES — 16.1%
Diversified Financial Services — 16.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	120,000	132,397
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% (1 ML+0.17%) due 01/25/2037(5)	11,414	11,342
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,738
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(5)(6)	87,344	88,276
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(5)(6)	29,558	30,284
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.50% due 04/25/2065*(1)(5)(6)	115,000	114,999
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% (1 ML+1.58%) due 10/25/2034	13,592	13,656
Atrium XII FRS Series 12A, Class AR 1.93% (3 ML+0.83%) due 04/22/2027*(7)	247,950	243,597

BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(4)(6)(8)	989,656	42,420
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(4)(6)(8)	996,900	63,266
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	79,079	81,638
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	54,242	54,870
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	48,329	49,262
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	50,255	51,778
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	50,518	52,301
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	61,538	63,766
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.03% (1 ML+0.85%) due 08/15/2036*(4)	152,000	145,152
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.84% due 02/25/2036(5)(6)	68,107	61,072
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.47% (1 ML+ 1.30%) due 03/25/2029*(5)	6,181	6,156
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.57% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,068
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(8)	209,317	6,269
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(8)	368,230	11,055
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(8)	997,240	44,956
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.77% (3 ML+0.78%) due 04/27/2027*(7)	195,985	192,698
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	1,227	1,229
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	71,314	72,422
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	31,436	30,139
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(5)(6)	49,128	49,708
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.08% (1 ML+0.90%) due 10/15/2036*(4)	100,000	97,692
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	125,105	134,287
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	65,000	70,931
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	140,000	148,745
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	143,491	154,229
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	150,000	162,418
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	195,000	209,044
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	30,826	24,431
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(4)(6)(8)	1,135,228	31,976
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	95,000	99,245
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	40,678	41,935
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	125,000	133,951
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	85,000	89,045
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(5)(6)	18,487	18,474

Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	89,387	90,741
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	52,803	52,994
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,750	52,118
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,950	62,755
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,075
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	84,793
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	24,968
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.45% due 05/25/2035(5)(6)	51,428	49,266
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.07% (1 ML+1.90%) due 11/26/2029*(5)	150,000	146,091
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	124,247
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	34,599
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	101,155
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.68% due 02/13/2053(4)(6)(8)	999,511	50,941
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(4)	97,000	104,411
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	151,442
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.76% due 04/25/2036(5)(6)	4,732	3,782
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.77% due 03/25/2047(5)(6)	16,507	13,293
Home Re, Ltd. FRS Series 2018-1, Class M1 1.77% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,705
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% (1 ML+0.54%) due 05/25/2035(5)	41,637	40,353
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	25,000	25,403
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	68,000	73,481
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	93,015	92,945
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	96,604	96,085
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	120,984	123,936
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 1.67% (1 ML+1.50%) due 04/01/2024*(5)	79,212	75,331
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 1.67% (1 ML + 1.50%) due 05/01/2024*(5)	83,853	81,130
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(5)(6)	10,138	10,192
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.15% due 12/25/2034(5)(6)	14,441	14,292
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	59,664	59,769
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(6)(8)	239,164	7,968
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.59% due 06/15/2050(4)(6)(8)	121,973	7,789
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	105,000	107,344
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	28,909	19,444

MortgageIT Trust FRS Series 2005-4, Class A1 0.45% (1 ML+0.28%) due 10/25/2035(5)	72,967	71,548
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	98,712
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(5)(6)	63,014	66,772
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.92% (1 ML + 0.75%) due 01/25/2048*(5)	80,447	79,619
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.67% (1 ML+1.50%) due 06/25/2057*(5)	64,966	65,059
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(5)(6)	85,493	86,078
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	81,212	84,605
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	62,167	66,405
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	54,804	58,247
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	98,438	105,407
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	101,269	108,799
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	79,016	84,509
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	61,331	65,806
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	86,915	92,678
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	18,790	19,441
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	53,952	54,251
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	54,072	54,380
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.57% (1 M + 1.40%) due 07/25/2029*(5)	7,561	7,501
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.98% (3 ML+0.85%) due 04/17/2027*(7)	82,531	81,763
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 2.02% (3 ML+0.80%) due 07/15/2027*(7)	140,919	139,351
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	73,048	73,065
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	64,074	64,263
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% (1 ML+0.10%) due 02/25/2037	33,266	19,626
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.81% (3 ML+1.05%) due 04/30/2027*(7)	250,000	245,693
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.37% (1 ML+1.2%) due 06/25/2029*(5)	9,986	9,978
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% (1 ML+0.13%) due 05/25/2037	83,795	66,348
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(4)	95,000	95,065
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	14,831	14,973
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	1,759	1,762
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% (1 ML+0.25%) due 11/25/2036	200,000	176,136
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	144,869
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	44,996	45,787
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	82,831

Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	90,502	89,430
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	96,318	95,561
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	68,101	67,446
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	81,275	81,183
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	39,034	39,010
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	78,906	78,538
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	93,978	93,112
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.22% due 09/15/2057(4)(6)(8)	776,398	28,116
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	105,000	113,066
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.30% due 05/15/2048(4)(6)	10,000	7,775
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(5)(6)	18,066	15,061
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,750	51,488
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	60,148
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,858
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(4)(6)(8)	387,773	729
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,280	156,589
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	55,111	59,876
Total Asset Backed Securities (cost $8,788,319)		8,898,068
U.S. CORPORATE BONDS & NOTES — 24.5%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	9,118
Boeing Co. Senior Notes 5.04% due 05/01/2027	55,000	60,655
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	44,601
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	10,000	10,279
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,166
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	39,825
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	20,000	24,462
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,491
		197,597
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.
Senior Notes
2.90% due 12/15/2029	45,000	48,459
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	40,000	43,523
		91,982
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	17,066
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	13,524
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	24,906
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	21,850
		60,280
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	16,855
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	36,045

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,880
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,384
State Street Corp. Senior Notes 2.90% due 03/30/2026*	15,000	16,237
State Street Corp. Senior Notes 3.15% due 03/30/2031*	5,000	5,604
		101,105
Banks-Super Regional — 1.0%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,660
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	36,229
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	60,000	63,614
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	50,000	54,038
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	50,000	52,050
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,760
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	147,119
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	45,000	46,629
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,706
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	5,000	6,940
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	13,793
		528,538
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	40,000	40,741
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	15,000	16,687
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	55,000	66,199
		123,627
Brewery — 0.7%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	55,000	58,870
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,706
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	25,000	30,194
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	75,000	94,762
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	31,292
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	30,000	31,786
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	33,000	35,385
Constellation Brands, Inc.
Company Guar. Bonds
3.60% due 02/15/2028	41,000	45,428
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,876
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	30,000	31,211
		376,510
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	10,928
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,505
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	38,300
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	10,000	11,175
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	5,918
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,969

Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	25,000	33,649
		134,444
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	30,878
Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	15,280
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	25,000	24,927
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	15,000	15,065
		55,272
Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	92,701
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,994
		124,695
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	30,600
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	30,000	30,391
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	60,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,549
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	12,448
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	10,000	13,222
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	40,000	40,454
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,529
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	35,000	38,825
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,555
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	18,405
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	42,889
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	12,268
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,075
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,725
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	21,334
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	85,000	91,457
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	21,394
Time Warner Cable LLC
Senior Sec. Notes
4.50% due 09/15/2042	45,000	47,912
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	55,529
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	20,000	26,311
		612,747
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	19,943
Cellular Telecom — 0.5%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	60,000	60,028

T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	48,978
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	61,213
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,853
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	90,000	94,060
		282,132
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,867
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	65,766
LYB International Finance III LLC Company Guar. Notes 2.88% due 05/01/2025	15,000	15,973
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	10,000	10,206
		103,812
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	5,000	6,336
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	40,000	40,829
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	16,125
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	11,188
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	12,174
		80,316
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,305
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,334
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	35,000	36,727
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,712
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	75,000	82,006
		156,084
Computer Services — 0.6%
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	102,285
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	215,000	232,824
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	21,794
		356,903
Computers — 0.4%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	30,000	30,633
Apple, Inc. Senior Notes 2.20% due 09/11/2029	105,000	112,513
Apple, Inc.
Senior Notes
2.65% due 05/11/2050	15,000	15,712
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	17,506
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,643
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	20,968
		217,975
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,080
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	80,000	83,000
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	42,000	49,213
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,805

Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	140,000	146,397
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	33,204
		240,619
Decision Support Software — 0.2%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	30,600
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	85,000	90,206
		120,806
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,597
Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,770
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	114,680
Bank of America Corp. FRS Senior Notes 3.71% (3 ML+1.51%) due 04/24/2028	70,000	79,126
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	119,041
Bank of America Corp. VRS Senior Notes 4.44% due 01/20/2048(6)	5,000	6,478
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	72,637
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	40,000	40,789
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,101
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	38,364
Citigroup, Inc. FRS Senior Notes 3.35% (3 ML+0.90%) due 04/24/2025	80,000	86,438
Citigroup, Inc. VRS Senior Notes 3.98% due 03/20/2030(6)	15,000	17,238
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	35,596
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,417
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,010
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	88,307
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	52,476
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	24,000	34,941
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	37,120
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,201
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	20,000	21,535
JPMorgan Chase & Co.
Senior Notes
3.22% due 03/01/2025	90,000	96,910
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,846
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	55,851
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	51,693
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,391
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,502
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,419
Morgan Stanley Senior Notes 2.70% due 01/22/2031	55,000	58,261
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	33,069
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	95,581

Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	22,677
		1,482,465
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	30,034
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,277
		55,311
Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	20,000	21,162
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	86,342
		107,504
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	180,000	182,178
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,344
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,083
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	24,394
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	10,000	11,215
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	22,612
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,821
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,745
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,519
		142,733
Electric-Integrated — 2.0%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	25,000	25,745
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,915
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	16,964
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,818
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	5,000	5,297
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	10,000	14,734
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	40,000	44,153
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	38,958
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	17,506
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	45,000	56,533
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	10,000	10,455
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,843
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	32,031
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	44,939
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	5,044
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	10,055
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,426
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	30,000	31,217
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,841
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,073
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	110,000	119,172

MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,371
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	9,000	10,660
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	50,000	51,495
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	5,424
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	73,375
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,189
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,255
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,015
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,361
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	42,736
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	30,000	33,121
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	30,000	30,291
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	26,419
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	25,000	27,436
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,395
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,815
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,567
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,246
Southern Co. Senior Notes 3.70% due 04/30/2030	35,000	39,695
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,120
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	15,000	16,608
		1,115,313
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	45,000	47,928
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,512
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,110
		66,550
Electronic Components-Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	27,000	29,177
Broadcom, Inc. Company Guar. Notes 3.15% due 11/15/2025*	20,000	21,286
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	36,000	40,064
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	160,000	183,900
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	11,029
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,961
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	35,000	36,025
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	25,000	27,812
		374,254
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	70,000	74,972
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	81,933
Oracle Corp. Senior Notes 4.00% due 11/15/2047	30,000	35,000
		191,905

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	31,276
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,499
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,340
		60,839
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	167,580
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,401
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	5,000	5,382
		25,783
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,590
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,763
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	50,000	60,031
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,904
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	44,902
		134,190
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	18,842
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,712
Gas-Distribution — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	31,116
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	42,248
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	28,272
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	60,000	68,725
		170,361
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	92,475
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	58,212
Industrial Gases — 0.1%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	5,000	5,157
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	20,000	20,956
		26,113
Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.95% due 06/01/2030	55,000	57,480
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,106
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	40,000	44,263
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	22,124
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,907
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,839
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	15,879
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,646
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,315
		183,079

Insurance-Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	105,000	116,550
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	15,496
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	21,482
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	23,364
		176,892
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,305
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	50,000	52,507
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,940
		80,752
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,439
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,050
Investment Management/Advisor Services — 0.1%
BlackRock, Inc. Senior Notes 1.90% due 01/28/2031	75,000	76,580
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	10,000	10,184
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	15,000	15,598
		25,782
Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	140,000	147,093
Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,727
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	62,454
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	20,000	22,733
		105,914
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	15,736
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,769
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	80,000	85,961
		103,730
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,433
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	20,000	21,091
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	80,000	83,720
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	45,000	47,580
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	31,064
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	22,302
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,106
		218,296
Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	105,000	115,541
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	35,000	42,426
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,326
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	29,125

GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	67,768
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,413
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,016
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,196
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,316
		336,127
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	15,000	15,388
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	10,000	10,837
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	27,357
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	37,339
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	30,291
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	25,000	26,173
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,699
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,328
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	20,000	23,257
		219,669
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,143
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	55,000	58,281
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,269
Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	10,000	11,930
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,501
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	23,317
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	18,250
		56,998
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	20,000	22,148
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,021
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	35,000	42,037
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	10,000	12,473
		93,679
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,181
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	9,707
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025	10,000	11,084
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,686
		76,658
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	20,000	18,970
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	35,000	41,422
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	17,706

CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,000	4,495
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	39,297
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	45,098
		148,018
Pipelines — 0.6%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	10,000	10,841
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	20,000	21,478
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,530
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	30,000	32,872
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	50,000	51,531
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,301
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	30,000	30,374
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,652
MPLX LP Senior Notes 4.25% due 12/01/2027	20,000	21,683
MPLX LP Senior Notes 4.70% due 04/15/2048	25,000	25,198
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,258
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,148
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,913
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,784
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,918
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,121
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	33,306
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,355
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	5,000	5,730
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	3,000	3,292
Williams Partners LP Senior Notes 6.30% due 04/15/2040	8,000	9,635
		342,920
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	15,000	15,037
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,114
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	10,000	10,228
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	4,997
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	15,000	14,868
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	35,000	34,746
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	21,642
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	16,526
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,241
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,852
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	62,412

VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,077
		338,740
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604
Retail-Building Products — 0.2%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	72,808
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,573
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	25,170
		103,551
Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	100,000	107,177
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	30,000	32,917
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	25,000	30,311
		170,405
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	13,292
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,152
		39,444
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 1.90% due 06/15/2030	20,000	20,443
Steel-Producers — 0.1%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,018
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	45,000	46,587
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	50,000	56,314
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	32,000	37,502
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	50,000	58,298
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	15,000	16,880
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	17,801
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	125,000	140,215
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	10,000	11,819
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	12,791
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	25,000	29,814
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	38,337
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	62,256
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	21,790
		550,404
Television — 0.5%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	95,000	103,336
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	20,000	22,868
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	130,000	153,513
		279,717
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	10,000	10,508
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	30,000	32,279
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,974
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	17,272

Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,675
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	36,079
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	5,000	6,183
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	13,116
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	40,000	42,150
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	20,000	21,279
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	50,000	51,520
		262,035
Transport-Rail — 0.2%
CSX Corp. Senior Notes 2.40% due 02/15/2030	15,000	15,750
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	22,348
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	5,000	5,446
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	67,759
		111,303
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027	20,000	21,542
FedEx Corp. Company Guar. Notes 3.80% due 05/15/2025	35,000	38,906
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	35,000	39,975
		100,423
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,813
		68,822
Water — 0.0%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	5,000	5,447
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	15,000	18,589
		24,036
Total U.S. Corporate Bonds & Notes (cost $12,655,471)		13,567,340
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	42,000
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	68,343
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	11,019
		79,362
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA
Company Guar. Notes
4.50% due 03/21/2049	5,000	5,981
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	31,941
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	15,000	15,901
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,347
		27,248
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,974

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	49,108
			100,082
Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		35,000	35,850
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		30,000	33,667
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	17,146
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	10,304
			96,967
Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		50,000	56,942
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	17,241
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,882
			80,065
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,184
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		20,000	20,733
			25,917
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,426
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,830
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,150
			91,406
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	800,000	35,218
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	43,546
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	23,756
Total Foreign Corporate Bonds & Notes (cost $735,709)			683,489
Municipal Bonds & Notes — 1.1%
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	31,067
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,123
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	15,268
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027		80,000	84,878
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028		80,000	85,604
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045		35,000	38,808
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049		95,000	110,819
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		34,000	49,446
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035		105,000	114,445
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028		100,000	129,250

State of California General Obligation Bonds 7.30% due 10/01/2039 7.30% due 10/01/2039	20,000	33,437
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	8,826
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	5,000	5,107
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	49,636	50,142
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,062
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	9,849
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,266
Total Municipal Bonds & Notes (cost $743,006)		803,397
U.S. GOVERNMENT AGENCIES — 29.7%
Federal Home Loan Mtg. Corp. — 2.1%
2.50% due 01/01/2028	7,609	8,092
2.50% due 04/01/2028	17,616	18,733
3.00% due 08/01/2027	27,062	28,527
3.50% due 03/01/2042	7,579	8,207
3.50% due 08/01/2042	45,270	48,987
3.50% due 09/01/2043	30,986	33,895
3.50% due 10/01/2048	411,757	432,631
4.00% due 03/01/2023	49	52
4.00% due 09/01/2040	3,289	3,606
4.00% due 10/01/2043	43,102	47,352
4.50% due 01/01/2039	1,077	1,179
5.00% due 12/01/2020	332	349
5.00% due 05/01/2021	2,034	2,138
5.00% due 07/01/2021	677	712
5.00% due 05/01/2034	21,576	24,712
5.50% due 05/01/2037	4,142	4,743
5.50% due 06/01/2037	2,264	2,597
6.50% due 05/01/2029	1,065	1,195
6.50% due 07/01/2035	1,356	1,568
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	1,162	1,193
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	79,000	90,628
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(4)(6)(8)	199,840	9,596
Series K064, Class X1 0.61% due 03/25/2027(4)(6)(8)	369,925	13,098
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(8)	189,955	16,846
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	19,349	22,263
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.82% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,489
Series 2019-HQA3, Class M2 2.02% (1 ML + 1.85%) due 09/25/2049*(5)	45,002	43,460
Series 2019-DNA3, Class M2 2.22% (1 ML + 2.05%) due 07/25/2049*(5)	40,304	39,401
Series 2019-HQA1, Class M2 2.52% (1 ML + 2.35%) due 02/25/2049*(5)	65,153	63,764
Series 2019-DNA2, Class M2 2.62% (1 ML+2.45%) due 03/25/2049*(5)	47,196	46,518
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(5)	31,821	32,291
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,916	4,014
Series 4961, Class JB 2.50% due 12/15/2042(5)	51,814	53,949
Series 3883, Class PB 3.00% due 05/15/2041(5)	17,397	18,743
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,108	1,173
Series 1226, Class Z 7.75% due 03/15/2022(5)	103	107
		1,138,808

Federal National Mtg. Assoc. — 8.3%
2.50% due 04/01/2028	29,958	31,410
2.50% due 02/01/2043	55,832	59,133
2.50% due 03/01/2043	106,580	112,882
2.66% due 03/01/2027	408,244	446,612
3.00% due 10/01/2027	11,289	11,887
3.00% due 12/01/2027	8,742	9,206
3.00% due 01/01/2028	19,908	20,968
4.00% due 11/01/2025	2,888	3,056
4.50% due 01/01/2039	3,698	4,105
4.50% due 09/01/2039	9,904	11,008
4.50% due 09/01/2040	18,245	20,310
4.50% due 05/01/2041	7,662	8,523
5.00% due 05/01/2035	203	233
5.00% due 07/01/2040	13,865	15,914
5.50% due 10/01/2021	1,269	1,290
5.50% due 06/01/2022	956	983
5.50% due 12/01/2029	2,624	2,889
5.50% due 05/01/2034	9,322	10,338
5.50% due 08/01/2037	16,913	19,400
5.50% due 06/01/2038	3,605	4,132
6.00% due 06/01/2026	7,120	7,919
6.00% due 04/01/2027	38,403	42,660
6.00% due 12/01/2033	14,080	16,408
6.00% due 05/01/2034	8,574	9,994
6.50% due 06/01/2035	13,605	15,134
6.50% due 10/01/2037	1,406	1,584
7.00% due 06/01/2037	8,531	9,965
Federal National Mtg. Assoc. FRS
3.65% (12 ML+1.57%) due 05/01/2037	2,502	2,615
4.07% (12 ML+1.82%) due 10/01/2040	2,617	2,737
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.32% (1 ML+2.15%) due 09/25/2031*(5)	25,802	25,479
Series 2019-HRP1, Class M2 2.32% (1 ML+2.15%) due 11/25/2039*(5)	23,496	21,523
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	38,938	42,302
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	38,550	42,860
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	35,888	36,467
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	58,684	59,691
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	30,718	31,201
Series 2011-117, Class MA 2.00% due 08/25/2040(5)	4,954	5,061
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	14,408	14,825
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	29,150	30,087
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	29,915	30,870
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	27,809	29,096
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	44,164	45,581
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	84,215	88,426
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	39,836	41,326
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	11,484	12,334
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	22,331	23,114
Series 2017-72, Class B 3.00% due 09/25/2047(5)	38,563	41,241
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	38,680	41,449
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	57,673	61,872
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	69,910	73,045
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	17,135	18,540
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	41,711	43,818
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	33,601	34,565
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	36,816	39,897
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	40,620	43,068
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	39,026	41,947
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	37,211	40,719
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	43,696	45,058
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	27,731	28,541
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	37,255	39,159
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	52,592	55,372
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	21,299	22,375
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	40,866	44,005

Series 2019-12, Class HA 3.50% due 11/25/2057(5)		39,134	42,441
Series 2017-49, Class JA 4.00% due 07/25/2053(5)		33,398	35,066
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(5)		43,122	46,228
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 3.72% (1 ML+3.55%) due 07/25/2029(5)		30,710	31,222
Series 2016-C07, Class 2M2 4.52% (1 ML+4.35%) due 05/25/2029(5)		46,524	48,128
Series 2019-R04, Class 2M2 2.27% (1 ML +2.10%) due 06/25/2039*(5)		49,024	47,592
			2,448,886
Government National Mtg. Assoc. — 9.1%
2.50% due 07/21/2050		650,000	684,227
2.50% due 08/20/2050		600,000	630,305
3.00% due July 30 TBA		1,050,000	1,112,467
3.50% due July 30 TBA		810,000	854,708
3.50% due July 30 TBA		700,000	738,527
4.00% due July 30 TBA		650,000	689,114
4.00% due 09/15/2040		10,857	11,784
4.00% due 11/15/2040		44,613	48,512
4.50% due 02/15/2039		5,454	6,084
4.50% due 08/15/2041		84,589	94,205
5.50% due 05/15/2036		4,784	5,258
6.00% due 09/15/2032		6,491	7,662
6.00% due 12/15/2033		23,979	28,575
7.00% due 07/15/2033		5,113	5,951
7.00% due 11/15/2033		6,234	7,391
8.00% due 11/15/2031		1,655	1,662
9.00% due 11/15/2021		26	27
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(5)		51,150	51,893
Series 2015-151, Class BA 1.70% due 10/20/2045(5)		30,876	31,262
Series 2013-37, Class LG 2.00% due 01/20/2042(5)		41,632	42,966
Series 2005-74, Class HA 7.50% due 09/16/2035(5)		44	47
Series 2005-74, Class HB 7.50% due 09/16/2035(5)		4,033	4,588
			5,057,215
Uniform Mtg. Backed Securities — 10.1%
2.00% due July 15 TBA		500,000	517,266
2.00% due August 15 TBA		500,000	516,450
2.50% due July 30 TBA		1,675,000	1,746,187
2.50% due August 30 TBA		1,500,000	1,561,318
3.00% due July 30 TBA		1,200,000	1,263,844
3.50% due July 30 TBA		650,000	683,643
4.00% due July 30 TBA		665,000	704,705
4.50% due July 30 TBA		425,000	456,643
5.00% due July 30 TBA		300,000	327,844
			7,777,900
Total U.S. Government Agencies (cost $16,214,527)			16,422,809
U.S. GOVERNMENT TREASURIES — 9.1%
United States Treasury Bonds — 6.3%
1.00% due 02/15/2048 TIPS(10)		67,596	89,271
1.00% due 02/15/2049 TIPS(10)		45,860	61,116
1.25% due 05/15/2050		155,000	148,927
2.25% due 08/15/2049		135,000	162,351
2.50% due 02/15/2045(11)		213,000	262,739
3.00% due 11/15/2045		170,000	229,142
3.13% due 05/15/2048		110,000	154,163
3.38% due 05/15/2044(12)		1,675,000	2,369,078
			3,476,787
United States Treasury Notes — 2.8%
United States Treasury Notes
0.38% due 01/15/2027 TIPS(10)		196,402	211,621
0.50% due 01/15/2028 TIPS(10)		25,991	28,492
0.63% due 01/15/2026 TIPS(10)		291,403	315,495
0.88% due 01/15/2029 TIPS(10)		228,515	260,337
2.75% due 08/31/2025		685,000	770,384
			1,586,329
Total U.S. Government Treasuries (cost $4,391,544)			5,063,116
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	114,157
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	30,000	36,339
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	53,916
Government of Romania Senior Notes 6.13% due 01/22/2044		20,000	26,200
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,639
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,400
Total Foreign Government Obligations (cost $248,191)			257,651
OPTIONS - PURCHASED†(14) — 0.0%
Over the Counter Purchased Put Options on Currency Contracts		7,354,483	18,575
Over the Counter Put Options on Interest Swap Contracts		210,000	79
Total Options - Purchased (cost $43,466)			18,654

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016	19,000	213
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†	26,000	2
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†	16,000	2
Total Escrows And Litigation Trusts (cost $0)		219
Total Long-Term Investment Securities (cost $56,604,666)		63,669,770
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 0.11%(15) (cost $294,807)	294,807	294,807
REPURCHASE AGREEMENTS — 7.5%
Bank of America Securities LLC Joint Repurchase Agreement(16)	875,000	875,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	730,000	730,000
BNP Paribas SA Joint Repurchase Agreement(16)	635,000	635,000
Deutsche Bank AG Joint Repurchase Agreement(16)	965,000	965,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	945,000	945,000
Total Repurchase Agreements (cost $4,150,000)		4,150,000
TOTAL INVESTMENTS (cost $61,049,473)	123.0%	68,114,577
Liabilities in excess of other assets	(23.0)	(12,752,745)
NET ASSETS	100.0%	$55,361,832

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $9,721,738 representing 17.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$5,268	$526.81	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Collateralized Loan Obligation
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2020.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$4,109	$17,943	$10,506	$(7,437)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.48	3,246	20,263	8,069	(12,194)
						$38,206	$18,575	$(19,631)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$210	$5,260	$79	$(5,181)

BBA-British Bankers' Association

LIBOR-London Interbank Offered Rate

CNY-Chinese Yuan

USD-United States Dollar

(15)	The rate shown is the 7-day yield as of June 30, 2020.
(16)	See Note 2 for details of Joint Repurchase Agreements.

ARS	—Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Dollar
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Structured Credit Risk Transfer
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend 1 ML - 1 Month USD LIBOR 3 ML - 3 Month USD LIBOR 6 ML - 6 Month USD LIBOR 12 ML - 12 Month USD LIBOR 1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
2	Long	U.S. Ultra Bonds	September 2020	$431,031	$436,312	$5,281
23	Long	U.S. Treasury 10 Year Notes	September 2020	3,193,114	3,200,953	7,839
						$13,120

						Unrealized
						Depreciation
2	Short	Euro-Bund	September 2020	$396,178	$397,258	$(1,080)
38	Short	U.S. Treasury 5 Year Notes	September 2020	4,762,860	4,778,203	(15,343)
11	Short	U.S. Treasury 10 Year Ultra Notes	September 2020	1,726,813	1,732,328	(5,515)
8	Short	U.S. Treasury Long Bonds	September 2020	1,422,344	1,428,500	(6,156)
						$(28,094)
Net Unrealized Appreciation (Depreciation)						$(14,974)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	800,000	USD	39,417	06/10/2021	$5,994	$-
JPMorgan Chase Bank	EUR	183,000	USD	206,554	09/16/2020	610	-
Net Unrealized Appreciation (Depreciation)						$6,604	$-

EUR — Euro Currency

MXN — Mexican Peso

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	220	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$-	$(21,504)
USD	395	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,121)	(175,758)
USD	65	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	-	(6,666)
USD	265	04/07/2025	0.48%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	2,123
USD	150	04/15/2025	0.61%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	2,142
USD	155	04/15/2025	0.62%/Quarterly	USD-3 Month-LIBOR-BBA/Quarterly	-	2,247
					$(8,121)	$(197,416)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$-	$-		$5,268	$5,268
Other Industries	17,369,916	371,507	**	-	17,741,423
Preferred Securities/Capital Securities	-	208,336		-	208,336
Asset Backed Securities:
Diversified Financial Services	-	8,783,069		114,999	8,898,068
U.S. Corporate Bonds & Notes	-	13,567,340		-	13,567,340
Foreign Corporate Bonds & Notes	-	683,489		-	683,489
Municipal Bond & Notes	-	803,397		-	803,397
U.S. Government Agencies	-	16,422,809		-	16,422,809
U.S. Government Treasuries	-	5,063,116		-	5,063,116
Foreign Government Obligations	-	257,651		-	257,651
Options - Purchased	-	18,654		-	18,654
Escrows and Litigation Trusts	-	213		6	219
Short-Term Investment Securities	294,807	-		-	294,807
Repurchase Agreements	-	4,150,000		-	4,150,000
Total Investments at Value	$17,664,723	$50,329,581		$120,273	$68,114,577

Other Financial Instruments:†
Futures Contracts	$13,120	$-		$-	$13,120
Forward Foreign Currency Contracts	-	6,604		-	6,604
Centrally Cleared Interest Rate Swap Contracts	-	6,512		-	6,512
Total Other Financial Instruments	$13,120	$13,116		$-	$26,236

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,094	$-		$-	$28,094
Centrally Cleared Interest Rate Swap Contracts	-	203,928		-	203,928
Total Other Financial Instruments	$28,094	$203,928		$-	$232,022

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no

Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2020 (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 16.8%
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	2,035	$165,323
Applications Software — 0.8%
ServiceNow, Inc.†	827	334,985
Athletic Footwear — 0.2%
NIKE, Inc., Class B	919	90,108
Chemicals-Specialty — 0.5%
Ecolab, Inc.	1,097	218,248
Coatings/Paint — 0.2%
Sherwin-Williams Co.	155	89,567
Commercial Services-Finance — 1.4%
Adyen NV†*	102	148,603
S&P Global, Inc.	190	62,601
Square, Inc., Class A†	3,616	379,463
		590,667
Computer Aided Design — 0.5%
Autodesk, Inc.†	817	195,418
Computer Software — 1.4%
Slack Technologies, Inc., Class A†	6,194	192,571
Twilio, Inc., Class A†	1,217	267,034
Zoom Video Communications, Inc., Class A†	512	129,813
		589,418
Containers-Metal/Glass — 0.2%
Ball Corp.	926	64,348
Diagnostic Equipment — 0.2%
Danaher Corp.	404	71,439
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	181	499,347
Chewy, Inc., Class A†	2,119	94,698
		594,045
E-Commerce/Services — 0.4%
Match Group, Inc.†	1,550	165,928
Electronic Measurement Instruments — 0.2%
Roper Technologies, Inc.	256	99,395
Enterprise Software/Service — 2.0%
Coupa Software, Inc.†	1,008	279,256
Veeva Systems, Inc., Class A†	1,546	362,414
Workday, Inc., Class A†	994	186,236
		827,906
Entertainment Software — 0.4%
Activision Blizzard, Inc.	1,302	98,822
Take-Two Interactive Software, Inc.†	444	61,969
		160,791
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	614	56,242
Gold Mining — 0.0%
Royal Gold, Inc.	111	13,800
Internet Application Software — 0.6%
Okta, Inc.†	1,315	263,302
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	1,417	321,758
Twitter, Inc.†	6,561	195,452
		517,210
Internet Content-Information/News — 1.1%
Spotify Technology SA†	1,785	460,869
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	568	323,663
Medical-Biomedical/Gene — 0.3%
Royalty Pharma PLC Class A†	2,437	118,316
Medical-Drugs — 0.4%
Zoetis, Inc.	1,340	183,634
Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Trust	31	18,435
Retail-Discount — 0.2%
Costco Wholesale Corp.	306	92,782
Retail-Restaurants — 0.2%
Starbucks Corp.	1,071	78,815
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4	2,107
Web Hosting/Design — 1.5%
Shopify, Inc., Class A†	656	622,675
Web Portals/ISP — 0.2%
Alphabet, Inc., Class C†	67	94,712
Total Common Stocks (cost $5,033,447)		7,104,148
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Diversified Banking Institutions — 0.7%
Credit Suisse Group AG 6.25% due 12/18/2024(3) (cost $254,185)	$275,000	286,462
ASSET BACKED SECURITIES — 20.3%
Diversified Financial Services — 20.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(4)	120,000	132,397
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% (1 ML+0.17%) due 01/25/2037(5)	13,657	13,570
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	39,738
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(5)(6)	29,558	30,284
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.50% due 04/25/2065*(1)(5)(6)	105,000	104,999
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.74% (1 ML+1.58%) due 10/25/2034	2,718	2,731
Atrium XII FRS Series 12A, Class AR 1.93% (3 ML+0.83%) due 04/22/2027*(7)	247,950	243,597
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(4)(6)(8)	989,656	42,420

BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(4)(6)(8)	996,900	63,266
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	79,079	81,638
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	54,242	54,870
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	48,329	49,262
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	50,255	51,778
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	50,518	52,301
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	64,102	66,423
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 1.03% (1 ML+0.85%) due 08/15/2036*(4)	153,000	146,107
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.84% due 02/25/2036(5)(6)	80,939	72,579
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.47% (1 ML+ 1.30%) due 03/25/2029*(5)	6,181	6,156
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.57% (1 ML + 1.40%) due 10/15/2029*(5)	37,196	37,068
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(6)(8)	211,301	6,328
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(6)(8)	368,230	11,055
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(4)(6)(8)	997,240	44,956
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.73% (1 ML + 2.55%) due 12/15/2037*(4)	100,000	94,520
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	1,227	1,229
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(5)(6)	71,314	72,422
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	75,000	81,021
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.99% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	34,711	33,278
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(5)(6)	49,128	49,708
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.14% (3 ML+1.15%)
due 10/25/2028*(7)	250,000	246,626
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.08% (1 ML+0.90%) due 10/15/2036*(4)	100,000	97,692
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	75,000	81,844
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	155,000	164,682
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	143,546	154,288
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	149,000	161,335
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	33,671	26,686
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(4)(6)(8)	1,126,296	31,724
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	90,000	94,021
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(6)	40,678	41,935
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(4)	125,000	133,952
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(4)	85,000	89,045
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(5)(6)	18,487	18,474
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(5)(6)	86,077	87,380

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,950	62,755
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,075
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	79,805
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	24,968
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.45% due 05/25/2035(5)(6)	57,305	54,896
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	160,000	159,036
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	40,000	45,458
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	101,155
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	151,442
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.76% due 04/25/2036(5)(6)	5,679	4,539
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.77% due 03/25/2047(5)(6)	16,507	13,293
Home Re, Ltd. FRS Series 2018-1, Class M1 1.77% (1 ML + 1.60%) due 10/25/2028*(5)	17,756	17,705
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% (1 ML+0.54%) due 05/25/2035(5)	43,619	42,274
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(4)	25,000	25,403
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(4)	85,000	92,506
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(5)(9)	93,015	92,945
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(5)(9)	96,604	96,085
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(9)	120,984	123,936
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.87% (1 ML+1.70%) due 03/01/2024*(5)	56,739	56,079
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 1.67% (1 ML + 1.50%) due 05/01/2024*(5)	83,853	81,130
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.73% due 02/25/2035(5)(6)	9,655	9,706
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1
4.15% due 12/25/2034(5)(6)	15,317	15,159
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	60,232	60,338
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(6)(8)	239,164	7,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	25,000	26,732
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.59% due 06/15/2050(4)(6)(8)	126,852	8,101
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	105,000	107,344
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	26,596	17,888
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.07% (1 ML+1.90%) due 11/26/2029*(5)	150,000	146,091
Mortgage IT Trust FRS Series 2005-4, Class A1 0.45% (1 ML+0.28%) due 10/25/2035(5)	76,088	74,609
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	100,000	98,712
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(5)(6)	63,014	66,772
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.92% (1 ML + 0.75%) due 01/25/2048*(5)	77,673	76,874

New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.67% (1 ML+1.50%) due 06/25/2057*(5)	65,390	65,484
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(5)(6)	81,212	84,605
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(6)	60,095	64,191
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(6)	54,854	58,300
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)(6)	99,358	106,392
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(6)	103,680	111,390
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(6)	79,016	84,509
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(6)	61,331	65,806
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)(6)	86,915	92,678
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(6)	9,154	9,471
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	53,952	54,251
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	54,072	54,380
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.57% (1 M + 1.40%) due 07/25/2029*(5)	7,561	7,502
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.98% (3 ML+0.85%) due 04/17/2027*(7)	82,531	81,763
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	73,048	73,065
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	63,613	63,801
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% (1 ML+0.10%) due 02/25/2037	40,197	23,714
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.18% (1 ML+2.00%) due 03/27/2024*(5)	79,061	77,821
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 1.37% (1 ML+1.2%) due 06/25/2029*(5)	9,986	9,978
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% (1 ML+0.13%) due 05/25/2037	97,251	77,002
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A
2.63% due 03/15/2037*(4)	90,000	90,061
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	14,831	14,973
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	1,759	1,762
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% (1 ML+0.25%) due 11/25/2036	195,000	171,733
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	144,869
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 1.98% (3 ML+0.84%) due 04/20/2028*(7)	250,000	246,301
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(6)	36,246	37,079
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	44,996	45,787
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(9)	90,502	89,430
Vericrest Opportunity Loan Trust Series 2020-NPL5, Class A1A 2.98% due 03/25/2050*(9)	96,318	95,561
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(9)	68,101	67,446
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(9)	81,275	81,183
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	39,034	39,010
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(9)	78,906	78,538
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(9)	81,693	81,549

VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(9)	93,978	93,112
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.22% due 09/15/2057(4)(6)(8)	776,398	28,116
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(4)	60,000	65,571
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	80,000	86,146
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.30% due 05/15/2048(4)(6)	10,000	7,775
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.55% due 10/25/2036(5)(6)	19,195	16,002
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,750	51,488
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	55,135
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,858
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(4)(6)(8)	438,461	824
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,000	156,287
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	130,000	139,831
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	60,000	65,188
Total Asset Backed Securities (cost $8,497,427)		8,594,883
U.S. CORPORATE BONDS & NOTES — 30.6%
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 3.25% due 02/01/2035	10,000	9,118
Boeing Co. Senior Notes 5.04% due 05/01/2027	55,000	60,655
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	39,026
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	10,000	10,279
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,166
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	34,135
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,347
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	6,491
		180,217
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	45,000	48,459
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	43,523
		91,982
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	15,000	17,066
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	13,000	13,524
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	24,906
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	17,000	21,850
		60,280
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.13% due 10/01/2025	15,000	16,855
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	41,194
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	35,000	36,880
State Street Corp. Senior Notes 2.35% due 11/01/2025	40,000	42,384
State Street Corp. Senior Notes 2.90% due 03/30/2026*	20,000	21,649

State Street Corp. Senior Notes 3.15% due 03/30/2031*	5,000	5,604
		106,517
Banks-Super Regional — 1.2%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	30,000	31,660
KeyCorp Senior Notes 2.55% due 10/01/2029	35,000	36,229
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	55,000	58,313
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	50,000	54,038
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	35,000	36,435
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	32,760
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	130,772
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	65,000	67,354
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	43,706
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	6,409
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	10,000	13,880
		511,556
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	40,000	40,741
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	10,000	11,125
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	60,000	72,216
		124,082
Brewery — 0.9%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	48,167
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	11,706
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	18,116
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	90,000	113,714
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	25,000	26,076
Constellation Brands, Inc. Senior Notes
2.88% due 05/01/2030	20,000	21,191
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	30,000	32,168
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	39,000	43,212
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	10,000	11,753
Molson Coors Beverage Co. Company Guar. Notes 3.00% due 07/15/2026	30,000	31,211
		357,314
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	10,000	10,928
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,789
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	16,414
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	30,000	33,523
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	11,969
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	40,379
		125,002
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	27,000	27,790

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 2.49% due 02/15/2027*	15,000	15,280
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	25,000	24,927
Carrier Global Corp. Company Guar. Notes 2.72% due 02/15/2030*	15,000	15,065
		55,272
Building-Residential/Commercial — 0.3%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	85,000	92,701
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	27,728
		120,429
Cable/Satellite TV — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	30,600
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	30,000	30,391
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	60,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,774
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	19,834
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	40,000	40,454
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	11,059
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	33,279
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	5,000	5,555
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	6,135
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	61,270
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	18,402
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	19,075
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	5,000	6,724
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	21,334
Cox Communications, Inc. Senior Notes
3.15% due 08/15/2024*	83,000	89,305
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	25,469
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	53,235
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	55,529
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	15,000	19,733
		614,032
Casino Hotels — 0.1%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	19,943
Cellular Telecom — 0.6%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	50,000	50,024
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	45,000	48,978
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	55,000	61,213
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	15,000	17,853
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	85,000	88,834
		266,902

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	10,000	11,867
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	60,285
LYB International Finance III LLC Company Guar. Notes 2.88% due 05/01/2025	15,000	15,974
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	10,000	10,206
		98,332
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	5,000	6,336
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	10,000	10,207
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	15,000	16,126
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	11,188
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	10,000	12,174
		49,695
Commercial Services-Finance — 0.3%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	20,000	21,304
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	5,000	5,334
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	25,000	26,234
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,712
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	70,000	76,539
		140,123
Computer Services — 0.7%
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	100,000	102,285
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	170,000	184,093
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	20,000	21,794
		308,172
Computers — 0.5%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	30,000	30,633
Apple, Inc. Senior Notes
2.20% due 09/11/2029	100,000	107,155
Apple, Inc. Senior Notes 2.65% due 05/11/2050	15,000	15,712
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	17,506
HP, Inc. Senior Notes 2.20% due 06/17/2025	20,000	20,643
HP, Inc. Senior Notes 3.00% due 06/17/2027	20,000	20,968
		212,617
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	15,000	17,080
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	80,000	83,000
Data Processing/Management — 0.6%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	42,000	49,213
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	11,804
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	135,000	141,169
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	33,204
		235,390
Decision Support Software — 0.3%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	30,000	30,600
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	80,000	84,900
		115,500

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,597
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	36,770
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	125,602
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	40,000	45,215
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	95,000	119,041
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	72,637
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	5,011
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	45,000	45,887
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	26,101
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	38,364
Citigroup, Inc. VRS Senior Notes 3.35% (3 ML+0.90%) due 04/24/2025	70,000	75,634
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	30,000	35,596
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	9,011
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	36,362
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	65,319
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	30,000	34,815
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	14,993
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,303
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	16,201
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	20,000	21,535
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	53,839
JPMorgan Chase & Co. Senior Notes
3.25% due 09/23/2022	15,000	15,839
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	55,851
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	51,693
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	43,391
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	57,696
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,419
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	41,117
Morgan Stanley Senior Notes 2.70% due 01/22/2031	45,000	47,668
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	17,637
Morgan Stanley Senior Notes 3.59% due 07/22/2028	30,000	33,734
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	56,692
Morgan Stanley Senior Notes 4.43% due 01/23/2030	15,000	17,871
		1,347,844
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 3.63% due 05/01/2030	30,000	30,034
Trane Technologies Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,277
		55,311

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	20,000	21,162
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	86,342
		107,504
E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	165,000	166,997
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	29,344
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	6,083
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	20,000	24,394
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	10,000	11,215
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	22,612
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	32,821
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,745
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,519
		142,733
Electric-Integrated — 2.5%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	25,000	25,745
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	20,000	23,915
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	22,619
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	20,000	20,818
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	10,000	10,593
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	5,000	7,367
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	40,000	44,153
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	35,000	38,958
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	17,506
Duke Energy Progress LLC 1st Mtg. Notes
4.38% due 03/30/2044	35,000	43,970
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	10,000	10,455
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,843
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	26,693
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	39,322
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	5,044
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	10,055
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	5,000	6,426
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	25,000	26,014
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,841
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	32,073
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	85,000	92,087
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	28,371
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	5,000	5,922
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	50,000	51,495
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	5,000	5,425
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	68,483

PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	6,189
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	6,255
Public Service Electric & Gas Co. 1st Mtg. Bonds 3.80% due 03/01/2046	5,000	6,015
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	37,361
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	40,000	42,736
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030*	30,000	33,121
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	30,000	30,291
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	25,000	26,419
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	25,000	27,436
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,977
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,815
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,567
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	33,246
Southern Co. Senior Notes 3.70% due 04/30/2030	40,000	45,365
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	5,000	6,120
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	10,000	11,072
		1,050,178
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	40,000	42,603
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	5,000	5,512

Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	13,110
		61,225
Electronic Components-Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	49,000	52,950
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	34,000	37,839
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	145,000	166,659
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,514
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	24,961
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	35,000	36,025
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	25,000	27,812
		351,760

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	70,000	74,972
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	81,933
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	23,333
		180,238
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	24,435

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	43,499
Mastercard, Inc. Senior Notes 3.35% due 03/26/2030	15,000	17,340
		60,839
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	167,580

Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	20,000	20,401
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	5,000	5,382
		25,783
Food-Misc./Diversified — 0.3%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	16,590
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,763
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	30,000	36,018
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,904
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	44,903
		110,178
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	15,000	18,842
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,712
Gas-Distribution — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	26,967
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	40,000	42,249
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	33,926
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	62,998
		166,140
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	87,338
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	60,000	58,212

Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	5,000	5,157
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	10,000	10,478
		15,635
Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.95% due 06/01/2030	55,000	57,480
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	31,106
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	16,599
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	27,655
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	17,861
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,839
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	15,000	15,878
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	21,646
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	20,000	23,315
		166,899
Insurance-Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	110,000	122,100
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,331
Unum Group Senior Notes 4.50% due 03/15/2025	20,000	21,482
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	32,710
		186,623
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	11,000	11,305

New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	45,000	47,256
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	16,940
		75,501
Insurance-Property/Casualty — 0.1%
Progressive Corp. Senior Notes 3.20% due 03/26/2030	25,000	28,439
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	71,050
Investment Management/Advisor Services — 0.2%
BlackRock, Inc. Senior Notes 1.90% due 01/28/2031	70,000	71,474

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.20% due 04/06/2023	10,000	10,184
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	15,000	15,598
		25,782
Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	140,000	147,093
Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,727
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	68,132
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	17,050
		105,909
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	15,000	15,736
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	15,000	17,769
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	75,000	80,588
		98,357

Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 1.90% due 02/21/2025	10,000	10,433
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	15,000	15,818
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	85,000	88,953
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	25,000	26,433
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	31,064
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	20,000	22,302
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,106
		197,109

Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	90,000	99,035
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	35,000	42,426
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	20,000	24,326
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	29,125
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	67,768
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	25,000	25,413
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	10,000	11,016
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	10,000	10,196
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	10,000	10,316
		319,621
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	35,000	35,906
Anthem, Inc. Senior Notes 2.88% due 09/15/2029	5,000	5,419

Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	31,115
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,167
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	30,291
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	30,000	31,408
UnitedHealth Group, Inc. Senior Notes 2.38% due 08/15/2024	25,000	26,699
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	20,000	22,328
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	15,000	17,443
		213,776
Medical-Hospitals — 0.0%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,143
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	55,000	58,281
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	5,000	6,269
Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	10,000	11,930
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	3,501
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	23,317
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	18,250
		56,998
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	20,000	22,148
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	15,000	17,021

Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	35,000	42,037
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	10,000	12,472
		93,678
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	35,000	39,181
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	10,000	9,707
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025	10,000	11,084
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	15,000	16,686
		76,658
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 2.92% due 03/01/2030	20,000	18,970

Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	30,000	35,505
CVS Health Corp Senior Notes 4.13% due 04/01/2040	15,000	17,706
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	32,747
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	45,098
		131,056
Pipelines — 0.9%
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	21,682
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	25,000	26,847
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	10,000	9,530
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	25,000	27,394
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	45,000	46,378
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,301

Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	35,000	35,436
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,652
MPLX LP Senior Notes 4.25% due 12/01/2027	30,000	32,525
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,158
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,258
MPLX LP Senior Notes 5.20% due 12/01/2047	5,000	5,148
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	5,000	4,913
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	5,000	4,784
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	15,000	13,918
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	15,000	17,121
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	30,000	33,306
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	20,000	20,355
Williams Companies, Inc. Senior Notes 5.80% due 11/15/2043	10,000	11,460
Williams Partners LP Senior Notes 6.30% due 04/15/2040	5,000	6,022
		358,188
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	15,000	15,037
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	21,114
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	10,000	10,228
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	5,000	4,997

Equinix, Inc. Senior Notes 2.15% due 07/15/2030	15,000	14,868
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	30,000	29,783
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	27,052
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,017
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,241
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,852
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	72,814
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	10,000	10,077
		344,080
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	40,000	44,604
Retail-Building Products — 0.2%
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	67,208
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,573
Lowe's Cos., Inc. Senior Notes 4.55% due 04/05/2049	20,000	25,170
		97,951
Retail-Restaurants — 0.3%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	75,000	80,383
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	30,000	32,917
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	25,000	30,311
		143,611

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.65% due 05/20/2035	10,000	13,292
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	20,000	26,152
		39,444
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.90% due 06/15/2030	20,000	20,443
Steel-Producers — 0.1%
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	25,000	26,018
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	45,000	46,587
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	60,000	67,576
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	15,000	17,159
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	17,087
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	6,000	7,032
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	55,000	64,128
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	18,000	20,256
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,934
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	75,000	84,129
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	23,638
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	10,000	12,791
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	55,000	65,592
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	74,707
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	15,000	21,790
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	20,081
		548,487
Television — 0.6%
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	70,000	76,142
ViacomCBS, Inc. Senior Notes
4.75% due 05/15/2025	20,000	22,868
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	130,000	153,513
		252,523
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,762
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	40,000	43,038
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	14,981
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	17,272
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	10,000	11,675
Altria Group, Inc. Company Guar. Notes 5.38% due 01/31/2044	30,000	36,079
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	13,116
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,881
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	15,000	15,959
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	35,000	36,064
		240,827
Transport-Rail — 0.3%
CSX Corp. Senior Notes 2.40% due 02/15/2030	10,000	10,500
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	39,110

Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049		5,000	5,446
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038		55,000	67,759
			122,815
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.30% due 03/15/2027		10,000	10,771
FedEx Corp. Company Guar. Notes 3.80% due 05/15/2025		35,000	38,906
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030		35,000	39,975
			89,652
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*		35,000	36,009
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*		30,000	32,812
			68,821
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030		5,000	5,447
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049		15,000	18,589
			24,036
Total U.S. Corporate Bonds & Notes (cost $12,015,057)			12,928,161
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037		30,000	42,000
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027		55,000	62,648
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		10,000	11,019
			73,667
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049		5,000	5,981
Electronic Components-Misc. — 0.1% Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		30,000	31,941
Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*		15,000	15,901
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		10,000	11,347
			27,248
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021		50,000	50,974
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		55,000	49,108
			100,082
Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		35,000	35,850
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040		25,000	28,055
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050		15,000	17,147
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	10,422
			91,474
Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030		50,000	56,942
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		15,000	17,241
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		5,000	5,882
			80,065
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*		5,000	5,184

Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*		20,000	20,733
			25,917
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		55,000	61,426
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*		15,000	17,830
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		10,000	12,150
			91,406
SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 7.25% due 06/10/2021	MXN	780,000	34,338
Telephone-Integrated — 0.1%
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		30,000	43,546
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039		20,000	23,756
Total Foreign Corporate Bonds & Notes (cost $724,771)			671,421
MUNICIPAL BONDS & NOTES — 1.8%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		15,000	15,268
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		30,000	31,067
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029		5,000	5,123
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027		80,000	84,878
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028		80,000	85,604
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035		105,000	114,445
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021		5,000	5,107
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045		35,000	38,808
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049		95,000	110,819
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		29,000	42,174
Philadelphia Authority for Industrial Development Revenue Bonds Series C
6.55% due 10/15/2028		95,000	122,788
State of California General Obligation Bonds
7.55% due 04/01/2039		10,000	17,807
State of Illinois General Obligation Bonds 4.95% due 06/01/2023		49,636	50,142
State of Illinois General Obligation Bonds 5.00% due 01/01/2023		10,000	9,849
State of Illinois General Obligation Bonds 5.56% due 02/01/2021		10,000	10,062
State of Illinois General Obligation Bonds 5.95% due 04/01/2022		20,000	21,266
Total Municipal Bonds & Notes (cost $707,847)			765,207
U.S. GOVERNMENT AGENCIES — 38.7%
Federal Home Loan Mtg. Corp. — 1.5%
2.50% due 01/01/2028		4,348	4,624
2.50% due 04/01/2028		8,808	9,367
3.00% due 08/01/2027		3,725	3,918
3.00% due 10/01/2042		13,169	14,366
3.00% due 11/01/2042		5,260	5,638
3.00% due 02/01/2043		21,027	22,540
3.00% due 08/01/2043		43,806	47,657
3.50% due 02/01/2042		4,484	4,795
3.50% due 03/01/2042		3,032	3,283
3.50% due 09/01/2043		17,214	18,830
4.00% due 03/01/2023		24	26
4.00% due 10/01/2043		8,289	9,106
4.50% due 01/01/2039		488	534
5.00% due 12/01/2020		91	95
5.00% due 07/01/2021		799	839
5.00% due 05/01/2034		7,111	8,142
5.50% due 07/01/2034		4,871	5,563
5.50% due 07/01/2035		4,446	5,103
5.50% due 04/01/2037		1,577	1,808

5.50% due 05/01/2037	1,456	1,667
5.50% due 08/01/2037	8,399	9,630
6.50% due 05/01/2029	1,424	1,598
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	552	567
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(4)(6)(8)	204,836	9,836
Series K064, Class X1 0.61% due 03/25/2027(4)(6)(8)	374,857	13,273
Series K104, Class X1 1.13% due 01/25/2030(4)(6)(8)	184,956	16,403
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	82,000	94,069
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(5)	19,349	22,263
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.82% (1 ML+1.65%) due 04/25/2043*(5)	12,638	12,489
Series 2019-HQA3, Class M2 2.02% (1 ML + 1.85%) due 09/25/2049*(5)	28,638	27,656
Series 2019-DNA3, Class M2 2.22% (1 ML + 2.05%) due 07/25/2049*(5)	40,304	39,401
Series 2019-HQA1, Class M2 2.52% (1 ML + 2.35%) due 02/25/2049*(5)	65,153	63,764
Series 2019-DNA2, Class M2 2.62% (1 ML+2.45%) due 03/25/2049*(5)	47,196	46,518
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(5)	30,565	31,016
Series 3964, Class MD 2.00% due 01/15/2041(5)	540	554
Series 4961, Class JB 2.50% due 12/15/2042(5)	51,814	53,949
Series 3883, Class PB 3.00% due 05/15/2041(5)	17,597	18,958
Series 1577, Class PK 6.50% due 09/15/2023(5)	1,772	1,877
Series 1226, Class Z 7.75% due 03/15/2022(5)	144	150
		631,872
Federal National Mtg. Assoc. — 5.3%
2.50% due 02/01/2043	111,664	118,266
2.50% due 03/01/2043	109,090	115,540
2.66% due 03/01/2027	209,101	228,752
2.78% due 03/01/2027	73,014	80,264
3.00% due 01/01/2028	7,466	7,863
4.50% due 01/01/2039	1,479	1,642
4.50% due 06/01/2039	21,755	23,616
4.50% due 05/01/2041	4,003	4,452
5.00% due 07/01/2040	13,360	15,344
5.50% due 03/01/2021	743	749
5.50% due 04/01/2021	1,521	1,531
5.50% due 06/01/2021	8,311	8,423
5.50% due 10/01/2021	4,356	4,439
5.50% due 12/01/2021	7,122	7,185
5.50% due 06/01/2022	20,207	20,684
5.50% due 12/01/2029	846	932
5.50% due 05/01/2034	1,850	2,052
5.50% due 08/01/2037	5,638	6,467
5.50% due 06/01/2038	433	496
6.00% due 06/01/2026	7,120	7,919
6.00% due 03/01/2027	9,502	10,571
6.00% due 12/01/2033	1,250	1,457
6.00% due 05/01/2034	4,876	5,684
6.00% due 08/01/2034	387	451
6.00% due 06/01/2040	2,518	2,939
6.50% due 11/01/2035	2,196	2,598
6.50% due 10/01/2037	799	900
7.00% due 06/01/2037	8,531	9,965
Federal National Mtg. Assoc. FRS 3.65% (12 ML+1.57%) due 05/01/2037	1,228	1,284
4.07% (12 ML+1.82%) due 10/01/2040	1,246	1,303
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.27% (1 ML +2.10%) due 06/25/2039*(1)(5)	49,024	47,592
Series 2017-C01, Class 1M2 3.72% (1 ML+3.55%) due 07/25/2029(5)	30,710	31,222
Series 2016-C07, Class 2M2 4.52% (1 ML+4.35%) due 05/25/2029(5)	46,523	48,127
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.32% (1 ML+2.15%) due 09/25/2031*(5)	25,802	25,479
Series 2019-HRP1, Class M2 2.32% (1 ML+2.15%) due 11/25/2039*(5)	23,496	21,523
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(5)	34,179	34,731
Series 2012-128, Class PD 1.50% due 06/25/2042(5)	57,015	57,993
Series 2013-77, Class BP 1.70% due 06/25/2043(5)	29,659	30,125

Series 2011-117, Class MA 2.00% due 08/25/2040(5)	3,416	3,491
Series 2012-21, Class PQ 2.00% due 09/25/2041(5)	14,408	14,825
Series 2012-18, Class GA 2.00% due 12/25/2041(5)	29,150	30,087
Series 2012-75, Class KC 2.50% due 12/25/2041(5)	29,915	30,870
Series 2016-11, Class GA 2.50% due 03/25/2046(5)	27,809	29,096
Series 2019-54, Class KC 2.50% due 09/25/2049(5)	79,782	83,771
Series 2019-41, Class AC 2.50% due 03/25/2053(5)	44,164	45,581
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(5)	43,122	46,228
Series 2015-48, Class QB 3.00% due 02/25/2043(5)	40,340	41,849
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	11,484	12,334
Series 2017-34, Class JK 3.00% due 05/25/2047(5)	22,331	23,114
Series 2017-72, Class B 3.00% due 09/25/2047(5)	38,563	41,241
Series 2017-72, Class CD 3.00% due 09/25/2047(5)	38,680	41,449
Series 2018-80, Class GD 3.50% due 12/25/2047(5)	40,620	43,068
Series 2019-45, Class PT 3.00% due 08/25/2049(5)	57,673	61,872
Series 2017-96, Class PA 3.00% due 12/25/2054(5)	48,937	51,132
Series 2012-52, Class PA 3.50% due 05/25/2042(5)	17,135	18,540
Series 2017-26, Class CG 3.50% due 07/25/2044(5)	41,711	43,817
Series 2018-38, Class PC 3.50% due 03/25/2045(5)	33,601	34,565
Series 2018-23, Class LA 3.50% due 04/25/2048(5)	36,816	39,897
Series 2019-7, Class JA 3.50% due 03/25/2049(5)	39,026	41,946
Series 2019-14, Class CA 3.50% due 04/25/2049(5)	40,933	44,791
Series 2017-35, Class AH 3.50% due 04/25/2053(5)	41,126	42,408
Series 2017-84, Class KA 3.50% due 04/25/2053(5)	25,998	26,757
Series 2019-15, Class AB 3.50% due 05/25/2053(5)	40,980	43,075
Series 2018-72, Class BA 3.50% due 07/25/2054(5)	52,592	55,372
Series 2018-19, Class DC 3.50% due 05/25/2056(5)	21,299	22,375
Series 2018-70, Class HA 3.50% due 10/25/2056(5)	40,866	44,005
Series 2019-7, Class CA 3.50% due 11/25/2057(5)	38,938	42,302
Series 2019-12, Class HA 3.50% due 11/25/2057(5)	42,395	45,978
Series 2019-28, Class JA 3.50% due 06/25/2059(5)	38,550	42,860
Series 2017-49, Class JA 4.00% due 07/25/2053(5)	33,398	35,066
		2,214,322
Government National Mtg. Assoc. — 11.5%
2.50% due 07/21/2050	625,000	657,910
2.50% due 08/20/2050	600,000	630,305
3.00% due July 30 TBA	1,000,000	1,059,492
3.50% due July 30 TBA	1,035,000	1,092,050
4.00% due 10/15/2040	17,054	18,593
4.00% due 02/15/2041	8,573	9,320
4.00% due 09/15/2041	10,246	11,149
4.00% due 10/15/2041	4,246	4,523
4.00% due July 30 TBA	650,000	689,114
4.50% due 06/15/2041	97,545	108,603
5.00% due 01/15/2033	838	922
5.00% due 01/15/2040	45,224	51,758
5.00% due July 30 TBA	300,000	327,750
5.50% due 04/15/2036	54,665	60,443
6.50% due 07/15/2028	41,199	45,351
6.50% due 08/15/2028	2,942	3,272
6.50% due 09/15/2028	5,470	6,211
6.50% due 11/15/2028	8,215	9,100
7.00% due 01/15/2033	3,955	4,695
7.00% due 05/15/2033	5,514	6,512
7.00% due 11/15/2033	2,438	2,890
8.00% due 02/15/2030	1,107	1,165
9.00% due 11/15/2021	30	30
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(5)	94	102
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	1,479	1,682
Series 2013-37, Class LG 2.00% due 01/20/2042(5)	41,632	42,966
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	1,240	1,448
Series 2015-56, Class LB 1.50% due 04/16/2040(5)	49,104	49,817
Series 2015-151, Class BA 1.70% due 10/20/2045(5)	30,876	31,262
		4,928,435
Uniform Mtg. Backed Securities — 20.3%
2.00% due July 15 TBA	1,000,000	1,033,716
2.50% due July 30 TBA	3,050,000	3,177,193
3.00% due July 30 TBA	1,125,000	1,184,853
3.50% due July 30 TBA	1,425,000	1,498,755

4.00% due July 30 TBA		640,000	678,212
4.50% due July 30 TBA		425,000	456,643
5.50% due July 30 TBA		200,000	220,066
6.00% due July 30 TBA		300,000	333,943
			8,583,381
Total U.S. Government Agencies (cost $16,182,711)			16,358,010
U.S. GOVERNMENT TREASURIES — 12.1%
United States Treasury Bonds — 9.3%
1.00% due 02/15/2048 TIPS(10)		62,396	82,404
1.00% due 02/15/2049 TIPS(10)		50,956	67,906
1.25% due 05/15/2050		150,000	144,123
2.25% due 08/15/2046		115,000	136,396
2.50% due 02/15/2045(12)		150,000	185,027
3.00% due 05/15/2045(13)		370,000	496,783
3.00% due 11/15/2045		202,000	272,274
3.38% due 05/15/2044		1,185,000	1,676,034
3.63% due 08/15/2043		105,000	153,366
3.63% due 02/15/2044		105,000	153,698
3.75% due 11/15/2043		105,000	156,266
5.00% due 05/15/2037		256,000	419,850
			3,944,127
United States Treasury Notes — 2.8%
0.38% due 01/15/2027 TIPS(10)		191,093	205,902
0.50% due 01/15/2028 TIPS(10)		25,991	28,491
0.63% due 01/15/2026 TIPS(10)		286,007	309,653
0.88% due 01/15/2029 TIPS(10)		233,593	266,122
2.75% due 08/31/20259		325,000	365,511
			1,175,679
Total U.S. Government Treasuries (cost $4,222,644)			5,119,806
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	136,875
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	30,000	36,339
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	66,753
Government of Romania Senior Notes 6.13% due 01/22/2044		20,000	26,200
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		16,000	16,640
Republic of Peru Senior Notes 2.39% due 01/23/2026		10,000	10,400
Total Foreign Government Obligations (cost $301,658)			293,207
OPTIONS - PURCHASED†(11) — 0.0%
Over the Counter Purchased Put Options on Currency Contracts		3,041,204	7,680
Over the Counter Purchased Put Options on Interest Rate Swap Contracts		210,000	79
Total Options - Purchased (cost $21,100)			7,759
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†		10,000	112
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)		9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)		11,000	1
Lehman Brothers Holdings Capital Trust VII Escrow Security
0.00%†(1)		8,000	1
Total Escrows And Litigation Trusts (cost $0)			115
Total Long-Term Investment Securities (cost $47,960,847)			52,129,179

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.11%(14) (cost $42,520)		42,520	42,520
REPURCHASE AGREEMENTS — 7.8%
Bank of America Securities LLC Joint Repurchase Agreement(15)		695,000	695,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		580,000	580,000
BNP Paribas SA Joint Repurchase Agreement(15)		505,000	505,000
Deutsche Bank AG Joint Repurchase Agreement(15)		775,000	775,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		755,000	755,000
Total Repurchase Agreements (cost $3,310,000)			3,310,000
TOTAL INVESTMENTS (cost $51,313,367)		131.2%	55,481,699
Liabilities in excess of other assets		(31.2)	(13,184,115)
NET ASSETS		100.0%	$42,297,584

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $8,917,288 representing 21.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,107	$526.81	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Collateralized Loan Obligation
(8)	Interest Only
(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2020.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options – Purchased

Over the Counter Purchased Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	NatWest Markets PLC	January 2021	CNY	7.75	$1,678	$7,325	$4,289	$(3,036)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.4845 CNY per $1 USD	NatWest Markets PLC	May 2021	CNY	8.49	$1,364	8,513	3,391	(5,123)
						$15,838	$7,680	$(8,159)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2020	Bank of America	November 2020	1.70%	$210	$5,261	$79	$(5,182)

BBA-British Bankers' Association

LIBOR-London Interbank Offered Rate

USD-United States Dollar

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	The rate shown is the 7-day yield as of June 30, 2020.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Dollar
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Structured Credit Risk Transfer
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
19	Long	U.S. Treasury 10 Year Notes	September 2020	$2,635,820	$2,644,266	$8,446

						Unrealized
						(Depreciation)
2	Short	Euro Bund	September 2020	$395,561	$396,640	$(1,079)
32	Short	U.S. Treasury 5 Year Notes	September 2020	4,010,234	4,023,750	(13,516)
2	Short	U.S. Treasury Ultra Bonds	September 2020	434,875	436,313	(1,438)
11	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	1,726,813	1,732,328	(5,515)
6	Short	U.S. Treasury Long Bonds	September 2020	1,064,438	1,071,375	(6,937)
						$(28,485)
Net Unrealized Appreciation (Depreciation)						$(20,039)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	MXN	780,000	USD	38,431	06/10/2021	$5,844	$-

JPMorgan Chase Bank	EUR	94,000	USD	106,127	09/16/2020	342	-

Net Unrealized Appreciation (Depreciation)						$6,186	$-

EUR-Euro Currency

MXN-Mexican Peso

USD-United States Dollar

Centrally Cleared Interest Rate Swap Contracts
		Rates Exchanged		Value
Notional Amount (000's)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD 335	09/29/2026	1 Year USD Federal Funds − H.15-OIS-Compound/Annually	1.00%/Annually	$-	$(23,771)
USD 295	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	6,065	(131,263)
USD 60	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	-	(6,153)
USD 270	04/07/2025	0.48%/Semi-annually	USD-3 Month-LIBOR-BBA/Quarterly	-	2,164
USD 150	04/15/2025	0.62%/Semi-annually	USD-3 Month-LIBOR-BBA/Quarterly	-	2,142
USD 155	04/15/2025	0.61%/Semi-annually	USD-3 Month-LIBOR-BBA/Quarterly	-	2,247
				$6,065	$(154,634)

BBA-British Bankers' Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$-	$-		$2,107	$2,107
Other Industries	6,953,438	148,603	**	-	7,102,041
Preferred Securities/Capital Securities	-	286,462		-	286,462
Asset Backed Securities:
Diversified Financial Services	-	8,489,884		104,999	8,594,883
U.S. Corporate Bonds & Notes	-	12,928,161		-	12,928,161
Foreign Corporate Bonds & Notes	-	671,421		-	671,421
Municipal Bond & Notes	-	765,207		-	765,207
U.S. Government Agencies	-	16,358,010		-	16,358,010
U.S. Government Treasuries	-	5,119,806		-	5,119,806
Foreign Government Obligations	-	293,207		-	293,207
Options - Purchased	-	7,759		-	7,759
Escrows and Litigation Trusts	-	112		3	115
Short-Term Investment Securities:	42,520	-		-	42,520
Repurchase Agreements	-	3,310,000		-	3,310,000
Total Investments at Value	$6,995,958	$48,378,632		$107,109	$55,481,699

Other Financial Instruments:†
Futures Contracts	$8,446	$-		-	$8,446
Forward Foreign Currency Contracts	-	6,186		-	6,186
Centrally Cleared Interest Rate Swap Contracts	-	6,553		-	6,553
Total Other Financial Instruments	$8,446	$12,739		$-	$21,185

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,485	$-		$-	$28,485
Centrally Cleared Interest Rate Swap Contracts	-	161,187		-	161,187
Total Other Financial Instruments	$28,485	$161,187		$-	$189,672

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no

Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(17)	Value (Note 1)
COMMON STOCKS — 72.9%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	$548

Aerospace/Defense — 1.4%
Lockheed Martin Corp.	4,117	1,502,376
Northrop Grumman Corp.	2,905	893,113
Teledyne Technologies, Inc.†	518	161,072
		2,556,561
Aerospace/Defense-Equipment — 0.1%
Airbus SE†	312	22,201
HEICO Corp.	1,601	159,540
		181,741
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	6,943	195,376
Airlines — 0.4%
Copa Holdings SA, Class A	884	44,695
Delta Air Lines, Inc.	14,406	404,088
Japan Airlines Co., Ltd.	3,100	55,879
United Airlines Holdings, Inc.†	6,014	208,145
		712,807
Airport Development/Maintenance — 0.0%
Aena SME SA†*	638	84,936
Apparel Manufacturers — 0.2%
Hermes International	313	261,237
Kering SA	288	156,433
		417,670
Appliances — 0.0%
Hoshizaki Corp.	800	68,550
Applications Software — 3.5%
Intuit, Inc.	5,094	1,508,792
Microsoft Corp.	18,433	3,751,300
ServiceNow, Inc.†	2,531	1,025,207
		6,285,299
Audio/Video Products — 0.2%
Sony Corp.	4,700	321,862
Auto-Cars/Light Trucks — 0.3%
Ferrari NV	336	57,253
Fiat Chrysler Automobiles NV†	9,491	95,206
Peugeot SA†	11,151	181,009
Porsche Automobil Holding SE (Preference Shares)	2,023	115,938
Toyota Motor Corp.	100	6,273
Volkswagen AG (Preference Shares)†	1,003	151,682
		607,361
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	3,508	607,796
Volvo AB, Class B	6,046	94,508
		702,304
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,953	145,391
Faurecia SE†	2,196	85,617
Koito Manufacturing Co., Ltd.	1,700	68,433
Stanley Electric Co., Ltd.	2,200	52,980
		352,421
Banks-Commercial — 1.0%
Banco Bilbao Vizcaya Argentaria SA	52,238	179,431
Bank Leumi Le-Israel BM	20,959	105,608
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	376,200	84,026
BOC Hong Kong Holdings, Ltd.	27,500	87,314
Commercial International Bank Egypt SAE GDR	22,277	86,028
DBS Group Holdings, Ltd.	10,300	154,073
DNB ASA†	6,865	90,833
FinecoBank Banca Fineco SpA†	4,005	53,968
HDFC Bank, Ltd.	16,741	238,771
ING Groep NV	9,371	65,099
Israel Discount Bank, Ltd., Class A	27,364	83,730
KBC Group NV	1,718	98,396
Popular, Inc.	1,635	60,773
Sberbank of Russia PJSC ADR	8,113	92,171
Seven Bank, Ltd.	17,300	47,322
Skandinaviska Enskilda Banken AB, Class A†	21,383	184,936
Sumitomo Mitsui Trust Holdings, Inc.	3,700	103,842
		1,816,321
Banks-Super Regional — 0.1%
Fifth Third Bancorp	11,301	217,883
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	30,527	1,363,946
Coca-Cola HBC AG	3,405	85,458
Monster Beverage Corp.†	1,838	127,410
PepsiCo, Inc.	8,869	1,173,014
		2,749,828
Brewery — 0.1%
Carlsberg A/S, Class B	1,611	212,813
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	5,060	106,766
Madison Square Garden Entertainment Corp.†	947	71,025
		177,791
Building & Construction Products-Misc. — 0.1%
China Lesso Group Holdings, Ltd.	95,000	123,336
Cie de Saint-Gobain†	1,546	55,567
		178,903
Building & Construction-Misc. — 0.1%
Eiffage SA†	1,145	104,546
Obayashi Corp.	7,500	70,136
		174,682
Building Products-Air & Heating — 0.3%
Daikin Industries, Ltd.	1,200	192,967
Johnson Controls International PLC	11,390	388,855
		581,822
Building Products-Cement — 0.1%
CRH PLC	4,537	155,179
LafargeHolcim, Ltd.	1,442	63,070
		218,249
Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	1,737	43,702
Building-Residential/Commercial — 0.4%
Berkeley Group Holdings PLC	1,267	65,296

Daiwa House Industry Co., Ltd.	3,700	87,267
Persimmon PLC†	1,861	52,628
PulteGroup, Inc.	12,470	424,354
Taylor Wimpey PLC	38,106	67,226
		696,771
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	25,865	1,008,218
Casino Hotels — 0.1%
MGM Resorts International	11,083	186,194
Cellular Telecom — 0.4%
China Mobile, Ltd.	34,000	229,740
Hikari Tsushin, Inc.	300	68,322
MTN Group, Ltd.	29,543	89,876
NTT DOCOMO, Inc.	3,600	96,035
Safaricom PLC	401,812	108,522
Telstra Corp., Ltd.	38,666	83,703
		676,198
Chemicals-Diversified — 0.6%
Arkema SA	717	68,471
Celanese Corp.	947	81,764
Covestro AG*	4,220	160,154
DuPont de Nemours, Inc.	3,326	176,710
Eastman Chemical Co.	3,042	211,845
ICL Group, Ltd.	14,250	42,418
Koninklijke DSM NV	497	68,697
Nitto Denko Corp.	1,400	79,220
PPG Industries, Inc.	1,160	123,030
		1,012,309
Chemicals-Specialty — 0.2%
Ashland Global Holdings, Inc.	933	64,471
NewMarket Corp.	240	96,115
Shin-Etsu Chemical Co., Ltd.	1,200	140,278
		300,864
Circuit Boards — 0.0%
Silergy Corp.	1,000	64,897
Coatings/Paint — 0.1%
Asian Paints, Ltd.	2,843	63,916
Axalta Coating Systems, Ltd.†	6,253	141,005
Sherwin-Williams Co.	93	53,740
		258,661
Commercial Services — 0.2%
CoreLogic, Inc.	1,037	69,707
CoStar Group, Inc.†	168	119,393
Nielsen Holdings PLC	5,420	80,541
		269,641
Commercial Services-Finance — 0.0%
Moody's Corp.	205	56,320
Computer Aided Design — 0.6%
Cadence Design Systems, Inc.†	5,167	495,825
Synopsys, Inc.†	2,486	484,770
		980,595
Computer Data Security — 0.3%
Fortinet, Inc.†	4,070	558,689
Computer Services — 0.6%
Amdocs, Ltd.	3,088	187,997
CACI International, Inc., Class A†	568	123,188
Capgemini SE	549	62,800
Fujitsu, Ltd.	900	105,349
Leidos Holdings, Inc.	3,288	307,987
Nomura Research Institute, Ltd.	4,100	111,874
Tata Consultancy Services, Ltd.	6,302	174,686
		1,073,881
Computer Software — 0.3%
Akamai Technologies, Inc.†	4,104	439,498
Dropbox, Inc., Class A†	4,321	94,068
		533,566
Computers — 3.3%
Apple, Inc.	16,304	5,947,699
Computers-Integrated Systems — 0.1%
Itochu Techno-Solutions Corp.	3,500	131,171
Otsuka Corp.	2,300	121,144
		252,315
Computers-Memory Devices — 0.0%
Wiwynn Corp.	3,000	81,361
Computers-Periphery Equipment — 0.1%
Logitech International SA	1,650	107,587
Consulting Services — 0.4%
Booz Allen Hamilton Holding Corp.	3,862	300,425
Nihon M&A Center, Inc.	2,900	130,997
Verisk Analytics, Inc.	1,466	249,513
		680,935
Consumer Products-Misc. — 0.3%
Clorox Co.	2,741	601,293
Containers-Metal/Glass — 0.2%
Ball Corp.	1,729	120,148
Crown Holdings, Inc.†	2,151	140,095
Silgan Holdings, Inc.	2,569	83,210
		343,453
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	3,798	168,327
Cosmetics & Toiletries — 1.5%
Essity AB, Class B†	7,068	228,185
Kose Corp.	600	72,136
L'Oreal SA	864	276,990
Procter & Gamble Co.	17,576	2,101,562
Unilever PLC	1,508	81,308
		2,760,181
Data Processing/Management — 0.9%
DocuSign, Inc.†	6,596	1,135,897
Jack Henry & Associates, Inc.	2,310	425,109
		1,561,006
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	3,566	157,118
Diagnostic Equipment — 0.5%
Danaher Corp.	3,143	555,777

Thermo Fisher Scientific, Inc.	786	284,799
		840,576
Diagnostic Kits — 0.1%
DiaSorin SpA	744	142,319
Disposable Medical Products — 0.1%
Top Glove Corp. Bhd	32,800	124,015
Distribution/Wholesale — 0.1%
Ferguson PLC	3,028	247,705
Diversified Banking Institutions — 2.8%
BNP Paribas SA†	4,968	196,947
Citigroup, Inc.	27,441	1,402,235
Credit Agricole SA†	15,415	145,606
Goldman Sachs Group, Inc.	1,852	365,992
JPMorgan Chase & Co.	22,162	2,084,558
Morgan Stanley	13,293	642,052
Sumitomo Mitsui Financial Group, Inc.	9,100	255,921
		5,093,311
Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	4,028	91,689
Diversified Manufacturing Operations — 0.1%
Toshiba Corp.	2,700	86,044
Trane Technologies PLC	917	81,595
		167,639
Diversified Minerals — 0.1%
BHP Group PLC	7,255	148,943
BHP Group, Ltd.	3,545	87,975
		236,918
Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	13,500	86,542
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.	16,107	121,171
E-Commerce/Products — 4.9%
Alibaba Group Holding, Ltd.†	34,200	924,178
Amazon.com, Inc.†	2,031	5,603,163
eBay, Inc.	35,752	1,875,192
JD.com, Inc. ADR†	3,882	233,619
Meituan Dianping, Class B†	6,500	144,387
		8,780,539
E-Commerce/Services — 0.6%
Auto Trader Group PLC*	8,243	53,708
Booking Holdings, Inc.†	483	769,100
MercadoLibre, Inc.†	162	159,695
		982,503
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,041	271,774
Brother Industries, Ltd.	3,600	64,870
Legrand SA	1,832	139,009
		475,653
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	10,803	201,692
Consolidated Edison, Inc.	687	49,416
E.ON SE	12,784	143,727
		394,835
Electric-Integrated — 1.7%
AES Corp.	15,783	228,696
AGL Energy, Ltd.	11,872	140,019
American Electric Power Co., Inc.	8,523	678,772
Cia Paranaense de Energia, Class B (Preference Shares)	16,480	184,313
CLP Holdings, Ltd.	8,000	78,342
Enel SpA	23,109	199,088
Entergy Corp.	2,737	256,758
Exelon Corp.	15,698	569,680
IDACORP, Inc.	716	62,557
Pinnacle West Capital Corp.	2,481	181,833
Public Service Enterprise Group, Inc.	6,602	324,554
Southern Co.	1,277	66,212
		2,970,824
Electronic Components-Misc. — 0.2%
Garmin, Ltd.	2,162	210,795
Hoya Corp.	1,300	124,494
		335,289
Electronic Components-Semiconductors — 1.3%
MediaTek, Inc.	11,000	215,224
NVIDIA Corp.	1,717	652,305
Samsung Electronics Co., Ltd.	10,673	473,125
SK Hynix, Inc.	2,690	192,433
Xilinx, Inc.	7,861	773,444
		2,306,531
Electronic Forms — 1.3%
Adobe, Inc.†	5,374	2,339,356
Enterprise Software/Service — 0.8%
Atlassian Corp. PLC, Class A†	2,229	401,822
SAP SE	80	11,136
TOTVS SA	31,247	133,018
Veeva Systems, Inc., Class A†	3,759	881,185
		1,427,161
Entertainment Software — 0.9%
Activision Blizzard, Inc.	13,140	997,326
Nexon Co., Ltd.	5,300	119,704
Take-Two Interactive Software, Inc.†	3,635	507,337
		1,624,367
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,987	178,212
Finance-Consumer Loans — 0.3%
SLM Corp.	14,830	104,255
Synchrony Financial	19,318	428,087
		532,342
Finance-Credit Card — 0.4%
Capital One Financial Corp.	5,831	364,962
Discover Financial Services	5,370	268,984
		633,946
Finance-Investment Banker/Broker — 0.1%
Virtu Financial, Inc., Class A	6,274	148,066

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,500	40,230
ORIX Corp.	11,500	141,799
		182,029
Finance-Other Services — 0.2%
Deutsche Boerse AG	1,030	186,171
SEI Investments Co.	1,189	65,371
Singapore Exchange, Ltd.	13,400	80,415
		331,957
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	8,837	72,375
Food-Catering — 0.1%
Compass Group PLC	8,154	112,176
Food-Confectionery — 0.5%
Hershey Co.	2,892	374,861
Mondelez International, Inc., Class A	10,165	519,737
		894,598
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	6,355	83,221
Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	31,900	93,955
Food-Meat Products — 0.1%
WH Group, Ltd.*	200,500	172,066
Food-Misc./Diversified — 0.4%
Associated British Foods PLC	3,561	84,386
Campbell Soup Co.	1,948	96,679
Nestle SA	4,406	486,754
		667,819
Food-Retail — 0.4%
Coles Group, Ltd.	5,822	69,159
Dino Polska SA†*	1,815	91,975
Jeronimo Martins SGPS SA†	2,811	49,182
Kobe Bussan Co., Ltd.	900	50,736
Koninklijke Ahold Delhaize NV	8,012	218,177
Shoprite Holdings, Ltd.	6,533	40,133
Woolworths Group, Ltd.	6,623	170,794
		690,156
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,619	252,475
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	118,000	108,420
Gas-Distribution — 0.1%
China Resources Gas Group, Ltd.	20,000	97,327
Gas-Transportation — 0.1%
Snam SpA	20,526	99,835
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	34
Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	1,265	91,017
Hotels/Motels — 0.2%
Extended Stay America, Inc.	5,208	58,277
Hilton Worldwide Holdings, Inc.	5,017	368,499
		426,776
Human Resources — 0.1%
Adecco Group AG	2,360	110,575
Recruit Holdings Co., Ltd.	1,400	47,858
		158,433
Import/Export — 0.1%
ITOCHU Corp.	11,400	245,501
Independent Power Producers — 0.1%
Vistra Energy Corp.	13,244	246,603
Industrial Automated/Robotic — 0.0%
SMC Corp.	100	51,040
Instruments-Controls — 0.5%
Honeywell International, Inc.	6,398	925,087
Insurance-Life/Health — 0.6%
Aflac, Inc.	14,107	508,275
Aviva PLC	53,864	182,283
Equitable Holdings, Inc.	3,528	68,055
Legal & General Group PLC	37,894	103,480
Lincoln National Corp.	4,453	163,826
Swiss Life Holding AG	130	48,077
		1,073,996
Insurance-Multi-line — 1.3%
Allianz SE	1,744	355,730
Allstate Corp.	7,845	760,887
American Financial Group, Inc.	850	53,941
Direct Line Insurance Group PLC	13,588	45,566
MetLife, Inc.	24,673	901,058
Ping An Insurance Group Co. of China, Ltd.	9,500	94,877
Zurich Insurance Group AG	213	75,012
		2,287,071
Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc.	4,143	127,024
Gjensidige Forsikring ASA†	3,351	61,725
WR Berkley Corp.	1,621	92,867
		281,616
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	3,293	133,564
Reinsurance Group of America, Inc.	858	67,302
		200,866
Internet Application Software — 0.4%
Okta, Inc.†	3,519	704,609
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,332	529,527
Kakao Corp.	537	120,573
Roku, Inc.†	832	96,953
		747,053
Internet Content-Information/News — 0.7%
Kakaku.com, Inc.	1,700	43,048
M3, Inc.	1,300	55,284
Prosus NV†	1,433	132,764
Tencent Holdings, Ltd.	13,800	886,427

Tencent Holdings, Ltd. ADR	1,406	89,984
		1,207,507
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,051	457,772
Amundi SA†*	600	46,931
Hargreaves Lansdown PLC	2,166	43,645
LPL Financial Holdings, Inc.	1,137	89,141
Magellan Financial Group, Ltd.	1,723	70,132
		707,621
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	11,500	112,191
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	910	115,115
Sandvik AB†	14,321	267,111
		382,226
Machinery-Electrical — 0.1%
Hitachi, Ltd.	5,800	183,103
Machinery-General Industrial — 0.6%
Atlas Copco AB, Class A	3,045	128,761
Otis Worldwide Corp.	15,639	889,234
		1,017,995
Machinery-Pumps — 0.1%
Curtiss-Wright Corp.	507	45,265
Dover Corp.	2,192	211,660
		256,925
Medical Instruments — 1.0%
Edwards Lifesciences Corp.†	9,219	637,125
Medtronic PLC	13,139	1,204,846
		1,841,971
Medical Labs & Testing Services — 0.1%
PeptiDream, Inc.†	800	36,650
WuXi AppTec Co., Ltd.*	9,940	130,112
		166,762
Medical Laser Systems — 0.1%
Universal Vision Biotechnology Co., Ltd.	20,000	118,071
Medical Products — 1.3%
Abbott Laboratories	9,703	887,145
Hill-Rom Holdings, Inc.	1,846	202,654
Hologic, Inc.†	8,017	456,969
Sartorius Stedim Biotech	367	92,636
West Pharmaceutical Services, Inc.	1,085	246,479
Zimmer Biomet Holdings, Inc.	2,980	355,693
		2,241,576
Medical-Biomedical/Gene — 1.6%
Advanz Pharma Corp., Ltd.†	52	159
Alnylam Pharmaceuticals, Inc.†	794	117,599
Amgen, Inc.	4,735	1,116,797
Biogen, Inc.†	2,023	541,254
Gilead Sciences, Inc.	1,760	135,414
Regeneron Pharmaceuticals, Inc.†	709	442,168
Sage Therapeutics, Inc.†	1,376	57,214
Vertex Pharmaceuticals, Inc.†	1,717	498,462
		2,909,067
Medical-Drugs — 4.0%
AbbVie, Inc.	4,911	482,162
Alkermes PLC†	5,345	103,720
Astellas Pharma, Inc.	4,700	78,239
AstraZeneca PLC	1,153	120,196
Bristol-Myers Squibb Co.	8,850	520,380
Chugai Pharmaceutical Co., Ltd.	1,800	96,223
Eli Lilly & Co.	4,498	738,482
Galapagos NV†	405	79,505
GlaxoSmithKline PLC	7,175	145,379
Hikma Pharmaceuticals PLC	2,728	74,982
Hypera SA	12,700	77,768
Johnson & Johnson	9,334	1,312,640
Kobayashi Pharmaceutical Co., Ltd.	400	35,141
Merck & Co., Inc.	13,236	1,023,540
Novartis AG	5,899	512,568
Novo Nordisk A/S, Class B	6,195	400,886
Ono Pharmaceutical Co., Ltd.	2,100	61,084
Pfizer, Inc.	13,082	427,781
Roche Holding AG	1,751	606,251
Shionogi & Co., Ltd.	3,200	200,318
Zoetis, Inc.	540	74,002
		7,171,247
Medical-HMO — 0.5%
Humana, Inc.	2,201	853,438
Medical-Outpatient/Home Medical — 0.0%
Chemed Corp.	105	47,362
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	1,177	61,427
Suzuken Co., Ltd.	1,900	70,819
		132,246
Metal-Diversified — 0.3%
Anglo American PLC	7,804	180,389
Rio Tinto PLC	5,082	285,964
		466,353
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	12,308	118,098
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,524	170,658
Knorr-Bremse AG	462	46,745
		217,403
Networking Products — 1.1%
Cisco Systems, Inc.	43,327	2,020,771
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	2,424	198,889
Sunny Friend Environmental Technology Co., Ltd.	9,000	78,814
Waste Management, Inc.	6,381	675,812
		953,515
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,437	278,037

Oil Companies-Exploration & Production — 0.0%
MWO Holdings LLC†(1)(2)	10	0
Oil Companies-Integrated — 1.3%
Chevron Corp.	18,276	1,630,767
Eni SpA	9,845	93,747
Lukoil PJSC ADR	2,144	158,926
Royal Dutch Shell PLC, Class B	23,519	355,893
TOTAL SA	2,901	110,498
		2,349,831
Oil Refining & Marketing — 0.4%
Phillips 66	6,496	467,062
Reliance Industries, Ltd.	11,997	271,687
		738,749
Pipelines — 0.3%
Kinder Morgan, Inc.	30,163	457,573
Power Converter/Supply Equipment — 0.1%
Voltronic Power Technology Corp.	4,000	114,477
Private Equity — 0.2%
3i Group PLC	10,339	106,484
Partners Group Holding AG	241	218,238
		324,722
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	2,675	208,678
Radio — 0.1%
iHeartMedia, Inc., Class A† Class A	26	217
Liberty Media Corp. - Liberty SiriusXM, Series C†	6,876	236,878
		237,095
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	18,417	237,579
American Campus Communities, Inc.	1,406	49,154
Apartment Investment & Management Co., Class A	2,357	88,717
AvalonBay Communities, Inc.	1,225	189,434
Boston Properties, Inc.	1,350	122,013
Brixmor Property Group, Inc.	4,482	57,459
Camden Property Trust	1,276	116,397
Corporate Office Properties Trust	1,956	49,565
Crown Castle International Corp.	4,046	677,098
Duke Realty Corp.	5,282	186,930
Equinix, Inc.	801	562,542
Equity Commonwealth	2,843	91,545
Equity LifeStyle Properties, Inc.	1,588	99,218
Equity Residential	2,868	168,696
Essex Property Trust, Inc.	1,024	234,670
Federal Realty Investment Trust	849	72,343
Gaming and Leisure Properties, Inc.	2,451	84,805
Goodman Group	13,100	134,822
Invitation Homes, Inc.	7,786	214,349
Outfront Media, Inc.	3,878	54,951
Starwood Property Trust, Inc.	3,103	46,421
Sun Communities, Inc.	961	130,388
VEREIT, Inc.	25,251	162,364
Vornado Realty Trust	3,118	119,139
Weingarten Realty Investors	2,889	54,689
		4,005,288
Real Estate Management/Services — 0.2%
A-Living Services Co., Ltd.*	18,000	90,829
CBRE Group, Inc., Class A†	4,100	185,402
Daito Trust Construction Co., Ltd.	700	64,316
Jones Lang LaSalle, Inc.	409	42,315
Sichuan Languang Justbon Services Group Co., Ltd.	8,500	54,357
		437,219
Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	29,000	172,448
Henderson Land Development Co., Ltd.	21,600	81,797
Nomura Real Estate Holdings, Inc.	3,400	63,117
Sun Hung Kai Properties, Ltd.	7,500	95,581
		412,943
Rental Auto/Equipment — 0.0%
Cia de Locacao das Americas	24,427	76,047
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,066	47,776
Retail-Apparel/Shoe — 0.2%
Industria de Diseno Textil SA	9,302	245,938
Li Ning Co., Ltd.	30,500	96,953
		342,891
Retail-Building Products — 0.2%
Wesfarmers, Ltd.	9,374	291,154
Wilcon Depot, Inc.	221,800	68,360
		359,514
Retail-Discount — 0.4%
Costco Wholesale Corp.	237	71,861
Target Corp.	4,422	530,330
Walmart, Inc.	1,369	163,979
		766,170
Retail-Drug Store — 0.0%
Sundrug Co., Ltd.	2,000	66,082
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	67,375	161,135
Retail-Jewelry — 0.0%
Pandora A/S	1,145	62,158
Retail-Misc./Diversified — 0.1%
Clicks Group, Ltd.	7,044	85,353
Poya International Co., Ltd.	6,040	118,976
Ryohin Keikaku Co., Ltd.	3,000	42,457
		246,786
Retail-Restaurants — 0.5%
Jubilant Foodworks, Ltd.	1,885	43,277
Starbucks Corp.	11,796	868,068
		911,345
Retail-Toy Stores — 0.1%
JUMBO SA	5,287	95,332

Rubber-Tires — 0.0%
Cie Generale des Etablissements Michelin SCA	560	58,014
Rubber/Plastic Products — 0.1%
Elite Material Co., Ltd.	16,000	86,270
Schools — 0.1%
New Oriental Education & Technology Group, Inc. ADR†	936	121,895
Security Services — 0.0%
Sohgo Security Services Co., Ltd.	800	37,239
Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	21,928	2,000,053
Taiwan Semiconductor Manufacturing Co., Ltd.	49,039	518,933
		2,518,986
Semiconductor Equipment — 0.7%
ASML Holding NV	350	128,303
KLA Corp.	2,421	470,836
Lam Research Corp.	1,248	403,678
Lasertec Corp.†	1,100	103,724
Tokyo Electron, Ltd.	600	147,247
		1,253,788
Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	78,900	52,715
Soap & Cleaning Preparation — 0.1%
Hindustan Unilever, Ltd.	4,710	135,953
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,204	114,296
Telecom Services — 0.1%
Telekomunikasi Indonesia Persero Tbk PT	400,400	85,547
Telephone-Integrated — 1.9%
AT&T, Inc.	19,094	577,212
BT Group PLC	34,911	49,273
Deutsche Telekom AG	18,826	314,910
Elisa Oyj	1,127	68,505
KDDI Corp.	9,100	272,844
Nippon Telegraph & Telephone Corp.	6,500	151,321
SoftBank Group Corp.	600	30,233
Verizon Communications, Inc.	36,600	2,017,758
		3,482,056
Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	249	109,062
Shenzhou International Group Holdings, Ltd.	4,900	58,906
		167,968
Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	471	57,462
Tobacco — 0.1%
British American Tobacco PLC	3,763	144,580
Toys — 0.2%
Nintendo Co., Ltd.	700	311,476
Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	30,269	103,058
Hankyu Hanshin Holdings, Inc.	1,500	50,701
Odakyu Electric Railway Co., Ltd.	2,400	58,990
Union Pacific Corp.	570	96,370
West Japan Railway Co.	1,500	84,109
		393,228
Transport-Services — 0.2%
Deutsche Post AG†	8,144	297,090
Expeditors International of Washington, Inc.	673	51,175
		348,265
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	5,189	380,509
Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	2,720	3,857,096
NAVER Corp.	583	130,748
Yandex NV, Class A†	2,624	131,252
		4,119,096
Total Common Stocks (cost $116,110,419)		130,471,768
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.18% (3 ML+5.79%) (cost $14,579)	580	13,004
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/21/2024(4)	$25,000	23,027
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(4)	9,000	7,830
Wells Fargo & Co. Series U 5.88% due 06/15/2025(4)	85,000	88,346
		96,176
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(4)	45,000	44,156
Bank of America Corp. Series AA 6.10% due 03/17/2025(4)	61,000	64,355

Bank of America Corp. Series Z 6.50% due 10/23/2024(4)	5,000	5,373
JPMorgan Chase & Co. FRS 1.39% (3 ML+1.00%) due 05/15/2077	27,000	18,790
JPMorgan Chase & Co. Series HH 4.60% due 02/21/2025(4)	63,000	56,228
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(4)	11,000	11,257
		200,159
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.50% (3 ML+2.11%) due 05/15/2067	50,000	39,500
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	37,738
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	53,115
Pipelines — 0.1%
Energy Transfer Partners LP Series B 6.63% due 02/15/2028(4)	80,000	61,216
TransCanada Trust 5.30% due 03/15/2077	40,000	39,300
		100,516
Total Preferred Securities/Capital Securities (cost $571,331)		550,231
ASSET BACKED SECURITIES — 2.1%
Diversified Financial Services — 2.1%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.44% (12 MTA+0.94%) due 06/25/2046(5)	8,689	7,617
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(3)(6)(7)	232,932	2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.78% due 04/12/2038*(3)(6)	126,000	125,801
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.40% due 08/10/2049(3)(6)(7)	281,299	16,950
CD Mtg. Trust Series 2017-CD3, Class A4 3.63% due 02/10/2050(6)	26,000	28,960
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.29% due 04/15/2044*(3)(6)	101,000	98,146
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.76% due 09/10/2045*(3)(6)(7)	216,384	6,540
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(6)	50,000	52,703
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(3)(6)	68,000	64,114
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(3)(6)	30,000	25,506

Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.27% due 05/25/2035(3)(5)	15,032	15,073
COMM Mtg. Trust Series 2017-COR2, Class AM 3.80% due 09/10/2050(6)	54,000	58,951
COMM Mtg. Trust VRS Series 2014-CR14, Class AM 4.53% due 02/10/2047(3)(6)	26,000	27,729
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.89% due 12/10/2047(3)(6)(7)	379,783	11,526
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.92% due 08/10/2050(3)(6)(7)	449,177	11,455
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.97% due 05/10/2047(3)(6)(7)	273,776	8,364
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.01% due 08/10/2047(3)(6)(7)	535,203	16,505
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.02% due 11/10/2047(3)(6)(7)	561,529	20,134
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.10% due 08/10/2047(3)(6)(7)	286,683	10,178
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.12% due 08/10/2046(3)(6)(7)	252,008	7,231
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	34,000	36,495
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(6)	59,000	60,658
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(3)(6)	36,000	24,374
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.45% due 12/10/2047(3)(6)	18,000	15,381
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(3)(6)	12,000	12,810
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(3)(6)	104,000	95,398

Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.85% due 07/10/2046*(3)(6)	78,000	75,269
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.39% due 05/15/2038*(3)(6)(7)	6,281	314
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.65% due 02/15/2040*(3)(6)(7)	57,351	86
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 1.11% due 09/15/2039*(3)(6)(7)	563	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.98% due 04/15/2050(3)(6)(7)	968,689	29,905
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.41% due 04/15/2050(3)(6)	81,000	73,915
CSMC Trust VRS Series 2016-NXSR, Class C 4.50% due 12/15/2049(3)(6)	37,000	32,900
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.33% due 08/10/2044*(3)(6)	132,000	105,658
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.53% due 07/10/2044*(3)(6)	102,000	84,943
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.75% due 05/10/2050(3)(6)(7)	330,927	10,011
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.49% due 02/10/2046(3)(6)(7)	714,464	22,124
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(6)	33,000	33,629
GS Mtg. Securities Trust Series 2016-CS3, Class A4 2.85% due 10/10/2049(6)	41,000	43,754
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(6)	34,000	36,334
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(6)	32,000	32,261
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(3)(6)	68,000	64,012
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.39% due 08/10/2044*(3)(6)	100,000	89,047
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.32% due 09/12/2037*(3)(6)(7)	2,240	14
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(6)	22,000	22,415
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(3)(6)	69,000	50,009

JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(6)	19,000	19,519
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.32% due 05/15/2045(3)(6)	57,000	45,385
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.92% due 01/15/2047(3)(6)(7)	654,980	14,118
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	39,000	42,388
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.24% due 07/15/2045(3)(6)	50,000	48,227
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(3)(6)	19,000	15,709
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.83% due 04/15/2047(3)(6)	38,000	35,761
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class C 4.86% due 08/15/2046(3)(6)	79,000	69,403
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(3)(6)	38,000	39,070
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.37% due 11/15/2045(3)(6)	105,000	101,195
JPMCC Commercial Mtg. Securities Trust Series 2019-COR4, Class AS 4.29% due 03/10/2052(6)	79,000	89,420
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.50% due 11/15/2040*(3)(6)(7)	30,635	3
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.29% due 04/15/2041(3)(6)	9,171	9,263

Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.74% due 02/25/2035(3)(5)	7,242	7,280
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(3)(6)(7)	37,644	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.53% due 07/15/2045*(3)(6)(7)	2,609	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.27% due 08/15/2047(3)(6)(7)	114,956	3,638
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.69% due 12/15/2048(3)(6)	19,000	19,091
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(6)	69,000	69,960
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.66% due 08/15/2047(3)(6)	85,000	79,168
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.83% due 08/15/2045*(3)(6)	67,000	58,169
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.92% due 10/15/2046(3)(6)	55,000	52,402
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.11% due 02/15/2047(3)(6)	60,000	57,862
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(6)	23,000	23,937
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.03% due 11/15/2049(3)(6)	27,000	25,082
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.42% due 07/15/2049*(3)(6)	43,000	37,417
Towd Point Asset Trust FRS Series 2018-SL1, Class A 0.77% (1 ML+0.60%) due 01/25/2046*	54,156	52,844
UBS Commercial Mtg.Trust VRS Series 2012-C1, Class C 5.57% due 05/10/2045*(3)(6)	30,000	27,097
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.03% due 08/10/2049*(3)(6)	25,000	25,100
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(6)	23,000	23,745
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 04/25/2060*(3)(5)	197,594	196,911

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.10% (1 ML+0.92%) due 10/25/2044(5)	22,945	22,021
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(6)	29,000	29,263
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(3)(6)	113,000	86,479
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050(6)	37,000	41,303
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(3)(6)	34,000	33,212
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.32% due 03/15/2045*(3)(6)(7)	231,060	5,774
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.68% due 12/15/2045*(3)(6)(7)	166,272	5,156
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.05% due 11/15/2045*(3)(6)(7)	102,208	3,432
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(6)	23,000	22,834
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(6)	63,000	64,962
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(6)	31,000	31,874
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class A4 4.08% due 03/15/2046(3)(6)	30,000	32,451
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(3)(6)	24,000	25,374
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(3)(6)	67,000	71,139
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.51% due 12/15/2045(3)(6)	18,000	17,157
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(3)(6)	20,000	21,313

WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.97% due 06/15/2045*(3)(6)	55,000	29,643
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(3)(6)	51,000	42,676
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.84% due 11/15/2044*(3)(6)	101,000	97,874
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.85% due 02/15/2044*(3)(6)	26,000	25,490
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.85% due 03/15/2044*(3)(6)	34,000	15,669
Total Asset Backed Securities (cost $4,424,046)		3,679,462

CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	15,000	13,779
Oil Companies-Exploration & Production — 0.0%
Oasis Petroleum, Inc. Company Guar. Notes 2.63% due 09/15/2023	4,000	611
Total Convertible Bonds & Notes (cost $17,668)		14,390
U.S. CORPORATE BONDS & NOTES — 7.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	82,526
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	55,000	56,118
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	15,000	16,738
		155,382
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,005
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	5,000	4,525
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	15,000	15,098
		21,628
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	65,000	70,837
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	61,509
		132,346
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026	38,000	43,495
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	25,000	29,572
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	17,454
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	24,938
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	9,110
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	26,734
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	4,675
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	5,000	5,255
		161,233
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	71,478
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	25,000	26,945
		98,423
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,950
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	5,000	5,056
Levi Strauss & Co. Senior Notes 5.00% due 05/01/2025*	5,000	5,019
		20,025
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	21,829

Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	47,321
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	87,552
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	30,000	30,439
		187,141
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	15,397
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	39,514
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	20,000	21,644
General Motors Co. Senior Notes 6.13% due 10/01/2025	10,000	11,237
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,304
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,383
		105,479
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	19,850
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	20,000	18,950
Navistar International Corp. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,715
		49,515
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,043
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	16,318
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	130,541
		148,902
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	9,700
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	14,850
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,025
		38,575
Batteries/Battery Systems — 0.0%

Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	10,000	10,340
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	25,000	27,812
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	25,000	28,826
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	29,000	34,784
		91,422
Brewery — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	20,210
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	17,000	20,541
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	18,665
		59,416
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	9,600
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	8,000	7,421
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	14,475
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	40,000	21,300
Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	23,000	25,135

Fox Corp. Senior Notes 4.03% due 01/25/2024	25,000	27,711
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	16,268	16,105
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	29,598
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	20,000	20,150
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	25,000	24,814
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,128
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	14,325
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,600
		235,362
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,187
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	14,000	14,333
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	15,116
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	55,687
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,550
		130,873
Building & Construction-Misc. — 0.0%
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	5,000	5,050
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	16,000	15,880
		20,930
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	17,775
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	8,000	8,060
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,800
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,800
JELD-WEN, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,375
		28,035
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	25,188
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	18,000
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,500
		38,500

Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,253
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,392
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,906
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	25,556
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,150
TRI Pointe Group, Inc. Company Guar. Notes 5.70% due 06/15/2028	10,000	10,150
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,135
		101,542
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,100

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	10,000	10,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	110,000	116,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,706
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	10,000	10,343
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	13,753
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	25,980
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	37,023
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,139
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	61,448
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	112,000	128,481
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	40,000	48,306
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	15,210
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	25,000	27,646
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	27,599
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	79,990
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	30,442
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	39,800
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	90,000	91,986
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	5,000	5,263
		807,390
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	5,000	4,300
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	4,673

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	4,750
Boyd Gaming Corp. Senior Notes 8.63% due 06/01/2025*	5,000	5,225
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	12,694
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	17,290
		58,682
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	10,000	10,803
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,163
		15,966
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,774
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	17,706
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	59,691
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	96,000	106,384

T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	39,000	43,405
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,120
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,060
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,410
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	10,000	10,525
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,020
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	30,825
		326,920
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	23,223
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,165
		43,388
Chemicals-Plastics — 0.0%
PolyOne Corp. Senior Notes 5.75% due 05/15/2025*	5,000	5,144
Chemicals-Specialty — 0.2%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	5,000	4,518
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	73,663
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	34,912
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	45,519
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	30,000	30,225
Valvoline, Inc. Company Guar. Notes 4.25% due 02/15/2030*	10,000	9,850
Valvoline, Inc. Company Guar. Notes 4.38% due 08/15/2025*	5,000	5,025
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	10,000	10,130
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,313
		240,155

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	24,797
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	39,160
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	24,911
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	12,225
		37,136
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	40,000	41,974
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	23,469
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	37,100
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	25,000	27,026
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	17,654
		147,223
Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	25,156
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,125
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	40,000	40,500
		70,781

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	4,000	4,020
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	36,917
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	5,000	5,746
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	95,000	108,915
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,359
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,670
		172,607
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	10,335
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	5,000	5,059
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,120
		10,179
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	9,875
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	30,825
		40,700
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	34,377
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	20,000	18,135
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	29,250
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	20,000	20,358
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,231
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	5,000	5,200
		112,551
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,125
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,926
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	5,000	5,075
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,094
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	2,000	2,003
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,190
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,422
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,287
		72,122
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	5,000	5,270
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,324
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	15,233
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	84,991
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	93,872
		202,690

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	5,000	5,088
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	19,175
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	4,859
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	4,950
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	9,775
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	20,232
		39,816
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	60,000	62,904
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	40,000	44,597
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	119,875
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	27,000	28,312
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	67,681
Goldman Sachs Group, Inc. Senior Notes 4.22% (3 ML+1.30%) due 05/01/2029	48,000	55,847
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	13,103
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	23,000	24,394
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	54,239
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	103,953
		574,905
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	9,889
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,312
		20,201
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	40,000	42,324

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	50,000	50,605
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	34,334
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	39,027
		123,966
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,088
Match Group, Inc. Senior Notes 4.63% due 06/01/2028*	10,000	10,087
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	20,000	20,811
		35,986
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,161
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	10,000	10,531
Wesco Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	15,863
		26,394
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	33,865

Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	30,962
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	26,284
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,113
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,511
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,263
		103,133
Electric-Integrated — 0.3%
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	5,000	5,149
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	31,125
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,789
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	47,038
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	27,275
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,938
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	12,014
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	63,560
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	61,089
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	7,604
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	45,227
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,691
Pacific Gas & Electric Co. Senior Notes 2.95% due 03/01/2026	15,000	16,162
Pacific Gas and Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	35,000	34,638
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	24,458
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	22,000	23,967
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	21,824
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	26,710
		496,258
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	49,708
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	45,000	48,901
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	10,000	10,064
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	53,938
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,400
		173,011
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	10,000	9,963

Enterprise Software/Service — 0.0%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,243
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	10,000	10,350
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	32,450
		48,043
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	5,000	5,350
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	56,000	72,258
		77,608

Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	8,350
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	16,662
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,374
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	35,000	35,437
		76,811
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	32,000	30,401
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	43,000	43,991
		74,392
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	10,262
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,284
Nationstar Mtge. Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2027*	10,000	9,500
		25,046
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,075
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	20,000	20,157
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027*	15,000	15,675
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	20,000	22,006
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,205
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,595
		133,638
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,000
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,116
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,200
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	8,450
		44,766
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,625
Wolverine World Wide, Inc. Company Guar. Notes 6.38% due 05/15/2025*	10,000	10,475
		20,100
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	15,000	15,769
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,637
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,520
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,450
		77,376
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	21,750
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	4,000
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	16,000

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	17,875
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,036
		64,661
Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	25,719
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	16,000
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	10,000	10,275
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	5,000	5,186
		15,461
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	15,741
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	10,473
		26,214
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	4,851
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	47,000	45,884
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	35,000	36,316
Marriott International, Inc. Senior Notes 5.75% due 05/01/2025	20,000	21,727
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	9,625
		118,403
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	24,375
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	30,000	30,291
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	50,000	53,020
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	68,221
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,250
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,550
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	5,000	5,219
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,550
Vistra Energy Corp. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,425
		217,901
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	10,000	9,966
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	19,958
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	33,000	39,294
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,087
		79,305
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	22,136
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	16,076
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	22,551
		60,763
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	51,000	52,414

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	32,777
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	16,039
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	5,000	5,362
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	10,000	10,952
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	28,469
Netflix, Inc. Senior Notes 6.38% due 05/15/2029	5,000	5,800
		66,622
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.75% due 09/15/2024	10,000	9,402
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	10,000	9,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	25,017
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,075
		54,144
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	13,950
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	15,826
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	7,000	7,049
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	28,000	30,629
		67,454
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	30,000	31,520
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	25,125
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	20,900
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,100
		87,645
Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	5,049
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	13,070
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	30,663
		43,733
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	110,000	121,043
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	15,919
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	110,000	128,151
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	25,000	25,788
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	5,000	5,141
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	88,330
		384,372
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	31,650
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,169
Centene Corp. Senior Notes 5.25% due 04/01/2025*	5,000	5,148

Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,183
Centene Corp. Senior Notes 5.38% due 08/15/2026*	5,000	5,201
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	5,025
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	4,000	4,188
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	94,623
		166,187
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	45,000	42,356
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	20,000	18,800
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	14,178
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	11,390
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	4,816
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	38,608
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	51,990
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	30,000	32,662
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	12,178
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	10,000	9,798
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	45,000	43,819
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	29,601
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	9,925
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,319
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	21,000
		346,440
Medical-Outpatient/Home Medical — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	15,000	10,575
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	16,400
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	9,550
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	39,950
		49,500
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	4,900
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	17,387
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	37,216
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,213
		64,816
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	10,000	9,550
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	14,625
		24,175
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	20,000	25,596
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,232

Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	4,977
		54,805
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,125
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,347
		20,472
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	28,635
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	10,125
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	14,000	10,115
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	14,000	12,950
Apache Corp. Senior Notes 3.25% due 04/15/2022	10,000	9,677
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	8,831
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	8,216
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	9,377
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	309
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	4,663
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	5,000	4,675
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	45,808
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	5,000	4,401
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,913
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	10,000	9,063
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	7,000	2,678
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	9,762
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	17,385
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	11,736
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	35,000	35,190
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	10,000	10,700
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	10,000	10,294
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	30,000	28,800
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	15,000	15,117
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	74,815
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	15,000	13,950
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	15,029
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	15,000	15,091
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	5,000	4,875
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	10,000	1,650
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	5,000	825
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	5,000	4,272

Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	10,000	8,450
Occidental Petroleum Corp. Senior Notes 4.10% due 02/01/2021	20,000	20,080
Occidental Petroleum Corp. Senior Notes 4.85% due 03/15/2021	10,000	9,925
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	15,000	12,675
SM Energy Co. Senior Notes 5.00% due 01/15/2024	15,000	8,100
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	2,920
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	4,900
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	5,029
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	19,618
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	5,000	4,400
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	15,000	14,013
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	10,000	9,700
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	10,000	9,609
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,100
		545,686
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	21,860
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	66,413
		88,273
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	20,000	18,585
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	14,494
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	9,600
		42,679
Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 2.10% due 04/30/2027*	70,000	72,694
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,663
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,700
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	9,827
		94,884
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	66,000	71,642
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	2,000	2,148
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	56,174	70,008
		143,798
Pipelines — 0.3%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	4,712
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	4,675
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,339
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	83,000	91,206
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	15,000	16,812
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	10,062
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	17,946

El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	40,097
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,662
Energy Transfer Operating LP Company Guar. Notes 2.90% due 05/15/2025	16,000	16,346
Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	36,000	40,079
Energy Transfer Operating LP Company Guar. Notes 6.50% due 02/01/2042	2,000	2,166
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	75,000	78,108
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	16,543
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	30,000	29,685
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	9,624
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	10,000	9,525
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,795
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,544
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	37,571
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	19,021
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	25,000	21,625
Targa Resources Partners Co. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	30,000	28,211
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030*	5,000	4,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	15,000	15,037
		571,457
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	34,440
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	14,138
Publishing-Periodicals — 0.0%
Meredith Corp. Senior Sec. Notes 6.50% due 07/01/2025*	15,000	14,850
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	16,630
		31,480
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,013
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,000
		26,013
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,329
Radio — 0.0%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	13,462
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	13,050
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	10,000	8,600
		35,112
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.75% due 01/15/2027	20,000	21,479
American Tower Corp. Senior Notes 2.90% due 01/15/2030	38,000	40,559

Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	29,056
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	61,820
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	6,186
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,751
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	119,845
Diversified Healthcare Trust Company Guar. Notes 9.75% due 06/15/2025	35,000	37,581
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	48,000	52,203
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	10,000	10,910
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,262
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	9,600
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,874
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,926
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	10,050
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	9,742
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	20,000	19,900
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	18,100
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	14,006
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	4,850
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	12,000
Prologis LP Senior Notes 2.13% due 04/15/2027	8,000	8,415
Prologis LP Senior Notes 2.25% due 04/15/2030	18,000	18,954
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,268
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	13,650
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,666
		590,653
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	19,297
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,631
		24,928
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	15,000	13,959
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,794
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	45,337
		61,131
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	5,000	5,088
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	5,000	5,119
		10,207
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	25,000	22,344

Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	15,506
		37,850
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Senior Sec. Notes 8.38% due 05/15/2023*	10,000	10,887
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	5,000	5,294
L Brands, Inc. Company Guar. Notes 6.75% due 07/01/2036	10,000	8,200
L Brands, Inc. Senior Sec. Notes 6.88% due 07/01/2025*	5,000	5,163
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	13,087
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	5,000	5,006
		47,637
Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,975
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,000
		23,975
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	14,672
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	8,925
		23,597
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,677
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	13,000	12,643
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	7,000
		19,643
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,099
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Sec. Notes 8.75% due 05/15/2025*	10,000	10,761
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	31,430
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	5,000	2,937
		34,367
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	15,000	15,028
Retail-Regional Department Stores — 0.0%
Macy's, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	5,000	4,977
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	17,968
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	8,475
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,307
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,375
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,375
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,150
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	5,000	5,394
		98,294
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,918

Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	10,000	9,550
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,413
		24,963
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,119
Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	9,657
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,050
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	15,000	15,375
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	35,000	30,494
		60,576
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	74,357
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	41,000	48,050
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	34,000	39,643
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,994
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*(8)(9)	10,000	9,450
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022(8)(9)	30,000	10,350
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	15,000	15,112
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	277,425
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	7,000	7,005
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	42,612
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	129,000	155,254
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	10,000	13,594
Zayo Group Holdings, Inc. Senior Sec. Notes 4.00% due 03/01/2027*	5,000	4,758
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	5,000	4,863
		708,467
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	25,000	25,625
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	15,000	13,875
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	18,000	18,896
ViacomCBS, Inc. Senior Notes 4.00% due 01/15/2026	6,000	6,717
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	30,000	33,621
		98,734
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	15,210
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,225
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	4,500
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	9,100
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	10,300
		44,335
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	17,000
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	20,000	20,600

Transactional Software — 0.0%
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	15,000	15,263
Transport-Rail — 0.0%
Watco Cos LLC/finance Co. Senior Notes 6.50% due 06/15/2027*	35,000	35,860
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Notes 9.25% due 04/15/2025*	20,000	21,075
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	16,878
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.65% due 08/28/2028	15,000	16,632
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	35,000	37,498
Total U.S. Corporate Bonds & Notes (cost $12,052,741)		12,691,748
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	5,000	3,275
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	13,100
		16,375
Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	10,000	10,599
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	52,221
		62,820
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	10,000	10,400
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	15,000	15,469
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,074
		40,943
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	10,763
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	58,219
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	21,375
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	30,000	35,369
		125,726
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	39,886
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,113
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	15,000	14,345
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	19,200
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	19,900
		53,445
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,047
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,129
		32,176
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,625
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	20,000	19,650

Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	16,470
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	67,200
		83,670
Cruise Lines — 0.0%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	5,000	5,425
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	5,000	4,956
		10,381
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	30,000	33,799
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,605
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	15,000	14,550
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	22,036
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	58,913
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*	20,000	19,250
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	4,731
		23,981
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	5,000	4,707
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	5,000	4,744
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	10,050
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,150
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	15,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*	4,000	2,390
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	25,000	25,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	50,713
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,563
		134,692
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	9,500
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,525
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	21,000	21,735
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	9,000	9,788
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	56,149
		103,197
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	5,000	3,075
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	5,000	3,075
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	100
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	2,600
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	12,200

Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	4,175	3,632
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	15,000	12,750
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	1,400
Valaris PLC Senior Notes 7.75% due 02/01/2026	5,000	375
		39,207
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	3,050
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	23,930
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	17,000	15,863
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	5,000	4,156
		46,999
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	9,737
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	40,545
		50,282
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,396
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	17,062
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	30,000	31,105
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	53,689
		84,794
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	14,553
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	4,901
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	19,882
		39,336
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*(9)	35,000	21,501
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	23,265
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	14,340
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,813
Total Foreign Corporate Bonds & Notes (cost $1,267,589)		1,281,078
LOANS(10)(11)(12) — 0.1%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 4.26% (1 ML +3.50%) due 08/21/2026	24,813	22,455
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS 1st Lien BTL-B 3.70% (1 ML+3.50%) due 11/06/2024	31,135	29,383
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 4.75% (3 ML+3.75%) due 05/05/2024	5,570	5,500
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25%-5.64% (3 ML +4.25%) due 06/21/2024	4,874	4,448

Cellular Telecom — 0.0%
T-Mobile USA, Inc. FRS BTL 3.18% (1 ML+3.00%) due 04/01/2027	10,000	9,985
Chemicals-Specialty — 0.0%
Solenis Holdings LLC FRS 1st Lien BTL 4.36% (3ML+4.00%) due 06/26/2025	9,949	9,485
Computer Software — 0.0%
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	4,899	4,635
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.43% (1 ML+3.25%) due 06/30/2025	19,260	17,924
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.25% (3 ML+3.25%) due 02/28/2025	12	10
Robertshaw US Holding Corp. FRS 1st Lien 4.25% (6 ML+3.25%) due 02/28/2025	4,776	3,880
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (6 ML +8.00%) due 02/28/2026	10,000	5,400
		9,290
Machinery-Electrical — 0.1%
Vertiv Group Corp. FRS BTL-B 3.18% (1 ML +3.00%) due 03/02/2027	45,000	42,263
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.36% (3 ML+3.00%) due 03/28/2025	19,428	17,680
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL-B 4.00% (1 ML+3.00%) due 05/30/2025	3,018	2,925
GFL Environmental, Inc. FRS BTL-B 4.00% (3 ML+3.00%) due 05/30/2025	16,864	16,344
		19,269
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. 1st Lien 0.00% due 12/31/2022(2)(13)	5,000	1,725
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 3.75% (1 ML+2.75%) due 04/01/2024	6,797	6,532
Telephone-Integrated — 0.0%
Zayo Group Holdings, Inc. FRS BTL 3.18% (1 ML+3.00%) due 03/09/2027	9,975	9,429
Total Loans (cost $229,392)		210,003
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	44,103
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	21,375
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	48,922
Total Municipal Bonds & Notes (cost $70,167)		114,400
U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	2,458	2,821
7.50% due 10/01/2029	2,474	2,835
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HQA2, Class M2 2.48% (1 ML+2.3%) due 10/25/2048*(5)	10,000	9,630
Series 2019-DNA2, Class M2 2.63% (1 ML+2.45%) due 03/25/2049*(5)	13,215	13,025
Series 2015-DN1, Class M3 4.33% (1 ML + 4.15%) due 01/25/2025(5)	97,479	98,936
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 16.50% (-2.56*1 ML+16.95) due 06/15/2034(5)(14)	6,210	7,641
Series 3065, Class DC 19.34% (-3*1 ML+19.86) due 03/15/2035(5)(14)	17,616	25,508
Series 3072, Class SM 23.16% (-3.67*1 ML+23.8) due 11/15/2035(5)(14)	10,196	18,067
		178,463
Federal National Mtg. Assoc. — 1.3%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C02, Class 2M2 2.78% (1 ML + 2.60%) due 05/25/2024(5)	48,072	42,434

Series 2017-C01, Class 1M2 3.73% (1 ML+3.55%) due 07/25/2029(5)	13,162	13,381
Series 2015-C01, Class 1M2 4.48% (1 ML+4.30%) due 02/25/2025(5)	8,659	8,729
Series 2014-C04, Class 1M2 5.08% (1 ML+4.90%) due 11/25/2024(5)	194,900	200,139
Series 2016-C03, Class 1M2 5.48% (1 ML+5.30%) due 10/25/2028(5)	8,666	9,100
Series 2016-C02, Class 1M2 6.18% (1 ML+6.00%) due 09/25/2028(5)	179,578	186,216
Federal National Mtg. Assoc.
3.00% due 09/01/2046	518,843	549,197
3.00% due 10/01/2046	198,629	210,247
3.50% due 01/01/2047	23,426	24,844
4.00% due 09/01/2020	76	80
4.00% due 04/01/2049	636,884	674,127
4.50% due 09/01/2020	92	96
4.50% due 11/01/2020	59	62
5.00% due 03/01/2021	161	169
6.00% due 06/01/2036	1,023	1,191
6.50% due 06/01/2036	6,226	7,256
6.50% due 07/01/2036	2,446	2,856
6.50% due 09/01/2036	6,909	7,860
6.50% due 11/01/2036	19,294	22,479
7.00% due 06/01/2033	2,765	3,252
7.00% due 04/01/2035	4,098	4,830
7.50% due 04/01/2024	2,366	2,523
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 1.18% (1 ML + 1.00%) due 05/25/2030(5)	23,000	22,693
Series 2017-C02, Class 2ED3 1.53% (1 ML+1.35%) due 09/25/2029(5)	12,700	12,658
Series 2020-R01, Class 1M2 2.23% (1 ML + 2.05%) due 01/25/2040*(5)	22,000	20,877
Series 2018-C05, Class 1M2 2.53% (1 ML+2.35%) due 01/25/2031(5)	11,914	11,648
Series 2016-C04, Class 1M2 4.43% (1 ML+4.25%) due 01/25/2029(5)	181,370	187,694
Series 2015-C03, Class 2M2 5.18% (1 ML+5.00%) due 07/25/2025(5)	7,854	8,022
Series 2016-C01, Class 1M2 6.93% (1 ML + 6.75%) due 08/25/2028(5)	9,658	10,121
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.39% due 10/25/2041(3)(5)(7)	51,756	711
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 19.70% (-3*1 ML+20.25) due 08/25/2035(5)(14)	4,575	6,559
Series 2005-122, Class SE 22.45% (-3.5*1 ML+23.1) due 11/25/2035(5)(14)	4,644	6,806
Series 2006-8, Class HP 23.89% (-3.67*1 ML+24.57) due 03/25/2036(5)(14)	10,336	18,221
		2,277,078
Government National Mtg. Assoc. — 0.6%
3.50% due July 30 TBA	1,000,000	1,055,195
5.50% due 11/20/2049	24,726	27,411
6.50% due 08/20/2037	10,595	12,155
6.50% due 09/20/2037	2,527	2,984
		1,097,745
Total U.S. Government Agencies
(cost $3,550,040)		3,553,286
U.S. GOVERNMENT TREASURIES — 4.1%
United States Treasury Bonds — 1.6%
2.75% due 08/15/2042(15)(16)	1,780,000	2,282,016
3.00% due 02/15/2047	520,000	708,378
		2,990,394
United States Treasury Notes — 2.5%
1.63% due 10/31/2023	1,080,000	1,131,511
1.75% due 06/30/2022	540,000	557,002
1.75% due 09/30/2022	1,000,000	1,035,430
2.00% due 02/15/2022	530,000	545,651
2.13% due 12/31/2022	1,120,000	1,174,556
		4,444,150
Total U.S. Government Treasuries (cost $6,581,699)		7,434,544
EXCHANGE-TRADED FUNDS — 4.6%
iShares Core MSCI Emerging Markets ETF	6,677	317,825
SPDR S&P MidCap 400 ETF	2,913	945,239
SPDR S&P 500 Trust ETF	22,429	6,916,206
Total Exchange-Traded Funds
(cost $7,128,511)		8,179,270
EQUITY CERTIFICATES — 0.2%
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	5,000	120,948
Medical-Hospitals — 0.0%
UBS AG - Aier Eye Hospital Group Co., Ltd.	14,070	86,420
Medical Products — 0.1%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	2,400	103,713
Total Equity Certificates
(cost $255,846)		311,081

WARRANTS† — 0.1%
Commercial Services — 0.1%
Centre Testing International Group Co., Ltd. Expires 01/11/2021	45,000	125,698
Radio — 0.0%
iHeartmedia, Inc. Expires 05/01/2039	198	1,515
Total Warrants
(cost $103,355)		127,213
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020(2)	20,000	0
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022(2)	5,000	1
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†*	11,000	16
Vistra Energy Corp. CVR†(1)	1,362	1,124
Total Escrows And Litigation Trusts
(cost $12)		1,143
Total Long-Term Investment Securities
(cost $152,377,395)		168,632,621

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Commercial Paper — 3.0%
Atlantic Asset Securitization LLC 0.18% due 07/16/2020	950,000	949,777
Barclays Bank PLC 0.21% due 07/20/2020	900,000	899,918
Matchpoint Finance PLC 0.20% due 08/04/2020	900,000	899,840
Mitsubishi UFJ Trust & Banking Corp. 0.27% due 09/08/2020*	900,000	899,603
Nationwide Building Society 0.22% due 07/13/2020	850,000	849,955
Regency Markets No. 1 LLC 0.18% due 07/09/2020	900,000	899,971
Total Short-Term Investment Securities
(cost $5,399,095)		5,399,064
REPURCHASE AGREEMENTS — 4.2%
Agreement with Bank of America Securities LLC, bearing interest at 0.06%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $7,541,013 collateralized by $7,692,000 of United States Treasury Notes, bearing interest at 0.00% due 07/21/2020 and having an approximate value of $7,691,450 (cost $7,541,000)	7,541,000	7,541,000
TOTAL INVESTMENTS
(cost $165,317,490)	101.5%	181,572,685
Liabilities in excess of other assets	(1.5)	(2,661,568)
NET ASSETS	100.0%	178,911,117

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $8,640,391 representing 4.8% of net assets.

(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$6,153	$0	$0	0.00%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,124	0.83	0.00
				$1,124		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Company has filed for bankruptcy protection.
(9)	Security in default of interest.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(14)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2020.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(17)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal mount anad no definite maturity date. The actual principal mount and maturitya date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
117	Long	E-Mini Russell 2000 Index	September 2020	$7,935,525	$8,409,960	$474,435
13	Long	U.S. Treasury 2 Year Notes	September 2020	2,870,375	2,870,766	391
						$474,826

						Unrealized (Depreciation)
8	Short	MSCI EAFE Index	September 2020	$707,270	$711,360	$(4,090)
36	Short	S&P 500 E-Mini Index	September 2020	5,412,605	5,562,360	(149,755)
1	Short	U.S. Treasury 10 Year Notes	September 2020	138,867	139,172	(305)
30	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	4,714,430	4,724,531	(10,101)
						$(164,251)
Net Unrealized Appreciation (Depreciation)						$310,575

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts
	1	2			Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000's)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)
Citibank N.A.	$9,345	06/10/2021	3 Month USD LIBOR-BBA plus 34 bps/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$-	$(248,971)
Citibank N.A.	9,044	06/10/2021	3 Month USD LIBOR-BBA less 11 bps/Quarterly	Russell 1000 Index Total Return/Quarterly	-	255,550
Goldman Sachs International	2,198	12/15/2025	3 Month USD LIBOR-BBA plus 35 bps/Monthly	Goldman Sachs U.S. Equity Custom Basket(2)/Monthly	-	12,168
Net Unrealized Appreciation (Depreciation)					$-	$6,579

BBA - British Banker's Association

LIBOR- London Interbank Offered Rate

(1) The following list represents the components in the Citibank U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Amazon.com, Inc.	5.7%	193	$531,368
Apple, Inc.	4.4	1,139	415,402
Microsoft Corp.	3.9	1,780	362,257
Alphabet, Inc., Class A	3.4	226	320,288
Adobe, Inc.	2.4	521	226,896
Verizon Communications, Inc.	2.3	3,852	212,362
JPMorgan Chase & Co.	2.0	1,975	185,811
Texas Instruments, Inc.	1.9	1,400	177,771
Intuit, Inc.	1.8	577	171,012
Medtronic PLC	1.8	1,822	167,080
Fidelity National Information Services, Inc.	1.8	1,221	163,766
Mondelez International, Inc., Class A	1.7	3,148	160,939
Lockheed Martin Corp.	1.7	434	158,553
Honeywell International, Inc.	1.7	1,093	157,979
Goldman Sachs Group, Inc.	1.6	766	151,441
Veeva Systems, Inc., Class A	1.5	604	141,501
eBay, Inc.	1.5	2,670	140,043
Clorox Co.	1.4	606	132,886
Johnson & Johnson	1.4	903	126,966
Intercontinental Exchange, Inc.	1.4	1,380	126,436
Allstate Corp.	1.3	1,274	123,521
Waste Management, Inc.	1.3	1,153	122,063
Kinder Morgan, Inc.	1.2	7,647	116,010
Cisco Systems, Inc.	1.2	2,423	113,006
Starbucks Corp.	1.2	1,500	110,356
DTE Energy Co.	1.2	1,016	109,251
Exelon Corp.	1.2	2,998	108,809
US Bancorp	1.2	2,950	108,633
Take-Two Interactive Software, Inc.	1.1	770	107,440
Cognizant Technology Solutions Corp., Class A	1.1	1,890	107,396
NVIDIA Corp.	1.1	281	106,821
Baxter International, Inc.	1.1	1,220	105,010
Synopsys, Inc.	1.1	517	100,858
Leidos Holdings, Inc.	1.0	1,045	97,853
Garmin, Ltd.	1.0	993	96,837
Charter Communications, Inc., Class A	1.0	183	93,436
Hershey Co.	1.0	700	90,785
Hologic, Inc.	1.0	1,560	88,930
Procter & Gamble Co.	0.9	715	85,484
Costco Wholesale Corp.	0.9	280	84,998
Facebook, Inc., Class A	0.8	350	79,387
Exxon Mobil Corp.	0.8	1,729	77,311
F5 Networks, Inc.	0.8	552	76,957
Merck & Co., Inc.	0.8	979	75,676

Dollar General Corp.	0.8	386	73,600
PepsiCo, Inc.	0.8	555	73,423
Cadence Design Systems, Inc.	0.8	751	72,054
Juniper Networks, Inc.	0.8	3,137	71,700
State Street Corp.	0.8	1,116	70,905
Electronic Arts, Inc.	0.7	516	68,166
Pfizer, Inc.	0.7	2,005	65,560
Omnicom Group, Inc.	0.7	1,196	65,295
American Electric Power Co., Inc.	0.7	789	62,865
Amgen, Inc.	0.6	257	60,700
Eli Lilly & Co.	0.6	369	60,523
Bristol-Myers Squibb Co.	0.6	992	58,359
Teledyne Technologies, Inc.	0.6	188	58,314
Berry Global Group, Inc.	0.6	1,271	56,326
Maxim Integrated Products, Inc.	0.6	897	54,338
Equity Residential	0.6	904	53,190
AbbVie, Inc.	0.6	538	52,792
Cabot Oil & Gas Corp.	0.5	2,983	51,246
Carrier Global Corp.	0.5	2,300	51,114
Laboratory Corp. of America Holdings	0.5	286	47,579
Delta Air Lines, Inc.	0.5	1,638	45,945
Walt Disney Co.	0.5	405	45,194
Ecolab, Inc.	0.5	218	43,294
Quest Diagnostics, Inc.	0.4	368	41,880
Loews Corp.	0.4	1,206	41,350
Thermo Fisher Scientific, Inc.	0.4	111	40,157
VICI Properties, Inc.	0.4	1,989	40,157
KLA Corp.	0.4	206	39,981
American Homes 4 Rent, Class A	0.4	1,462	39,318
Amdocs, Ltd.	0.4	640	38,965
Chemed Corp.	0.4	85	38,302
C.H. Robinson Worldwide, Inc.	0.4	481	38,037
Equity Commonwealth	0.4	1,135	36,535
Coca-Cola Co.	0.4	769	34,370
Chevron Corp.	0.4	383	34,193
Gentex Corp.	0.4	1,279	32,957
NewMarket Corp.	0.3	78	31,145
Vertex Pharmaceuticals, Inc.	0.3	106	30,748
Axalta Coating Systems, Ltd.	0.3	1,360	30,659
Camden Property Trust	0.3	327	29,864
Reliance Steel & Aluminum Co.	0.3	311	29,511
Target Corp.	0.3	246	29,511
Allison Transmission Holdings, Inc.	0.3	801	29,466
AGNC Investment Corp.	0.3	2,240	28,892
Western Union Co.	0.3	1,322	28,583
Biogen, Inc.	0.3	105	28,141
Accenture PLC, Class A	0.3	128	27,434
Schneider National, Inc., Class B	0.3	1,060	26,153
UDR, Inc.	0.3	697	26,065

Zoetis, Inc.	0.3	189	25,932
Prologis, Inc.	0.2	249	23,237
QIAGEN NV	0.2	537	22,972
Activision Blizzard, Inc.	0.2	296	22,442
Regeneron Pharmaceuticals, Inc.	0.2	36	22,310
Zimmer Biomet Holdings, Inc.	0.2	182	21,691
HP, Inc.	0.2	1,234	21,515
Bright Horizons Family Solutions, Inc.	0.2	165	19,350
Assurant, Inc.	0.2	180	18,599
American Financial Group, Inc.	0.2	290	18,378
Ingersoll Rand, Inc.	0.2	617	17,362
New York Community Bancorp, Inc.	0.2	1,667	17,008
CenterPoint Energy, Inc.	0.2	883	16,478
Black Knight, Inc.	0.2	227	16,478
MGIC Investment Corp.	0.2	1,872	15,330
Silgan Holdings, Inc.	0.2	447	14,490
Reinsurance Group of America, Inc.	0.2	180	14,093
EQT Corp.	0.1	976	11,619
Duke Realty Corp.	0.1	327	11,575
Equity LifeStyle Properties, Inc.	0.1	169	10,558
AptarGroup, Inc.	0.1	80	8,924
Republic Services, Inc.	0.1	108	8,836
Incyte Corp.	0.1	81	8,438
Agilent Technologies, Inc.	0.1	88	7,775
BioMarin Pharmaceutical, Inc.	0.1	62	7,643
Jazz Pharmaceuticals PLC	0.1	59	6,538
Alexion Pharmaceuticals, Inc.	0.1	54	6,052
Exelixis, Inc.	0.1	236	5,611
Moderna, Inc.	0.1	83	5,301
Sarepta Therapeutics, Inc.	0.1	33	5,213
ServiceMaster Global Holdings, Inc.	0.1	146	5,213
Neurocrine Biosciences, Inc.	0.1	41	4,948
Union Pacific Corp.	0.1	29	4,860
Mylan NV	0.1	302	4,860
Colgate-Palmolive Co.	0.1	66	4,815
Mettler-Toledo International, Inc.	0.1	6	4,771
Bio-Rad Laboratories, Inc., Class A	0.1	10	4,727
United Therapeutics Corp.	0.1	39	4,683
Automatic Data Processing, Inc.	0.0	31	4,550
Chubb, Ltd.	0.0	35	4,418
Pinnacle West Capital Corp.	0.0	60	4,418
Bluebird Bio, Inc.	0.0	72	4,418
United Airlines Holdings, Inc.	0.0	107	3,711
Total components in the Citibank U.S. Equity Custom Basket	100.0%		$9,344,581

*Represents the weighting of the component in the custom basket.

(2) The following list represents the components in the Goldman U.S. Equity Custom Basket:

Common Stocks	Percentage*	Shares	Value
Ipsen SA	3.4%	890	$75,692
Thermo Fisher Scientific, Inc.	3.4	208	75,482
IQVIA Holdings, Inc.	3.4	530	75,240
Mettler-Toledo International, Inc.	3.4	93	75,039
Illumina, Inc.	3.4	203	75,014
Merck & Co., Inc.	3.4	964	74,536
Merck & Co., Inc.	3.4	640	74,279
Pfizer, Inc.	3.4	2,268	74,175
Zoetis, Inc.	3.4	538	73,759
Agilent Technologies, Inc.	3.3	833	73,577
PerkinElmer, Inc.	3.3	749	73,502
Perrigo Co. PLC	3.3	1,313	72,588
Waters Corp.	3.3	401	72,263
GlaxoSmithKline PLC ADR	3.3	3,545	71,815
Bayer AG	3.0	903	66,824
Sanofi	3.0	640	65,199
Mylan NV	2.9	3,986	64,098
Johnson & Johnson	2.9	445	62,627
AbbVie, Inc.	2.7	599	58,782
Alexion Pharmaceuticals, Inc.	2.6	514	57,707
Taisho Pharmaceutical Holdings Co., Ltd.	2.3	824	50,420
Galapagos NV ADR	2.3	255	50,218
Teva Pharmaceutical Industries, Ltd. ADR	2.3	4,046	49,888
Biogen, Inc.	2.2	182	48,771
Sumitomo Dainippon Pharma Co., Ltd.	2.2	3,438	47,504
Bristol-Myers Squibb Co.	2.1	780	45,865
AstraZeneca PLC	2.0	431	44,897
Gilead Sciences, Inc.	2.0	574	44,168
CSL, Ltd.	1.9	210	41,444
Amgen, Inc.	1.8	166	39,084
Vifor Pharma AG	1.6	234	35,230
Sartorius Stedim Biotech	1.4	121	30,577
Hisamitsu Pharmaceutical Co., Inc.	1.4	558	30,065
Takeda Pharmaceutical Co., Ltd.	1.3	793	28,293
Eli Lilly & Co.	1.2	161	26,450
Eisai Co., Ltd.	1.2	320	25,337
Shionogi & Co., Ltd.	1.1	380	23,804
H. Lundbeck A/S	0.8	492	18,512
Hikma Pharmaceuticals PLC	0.7	579	15,909
Astellas Pharma, Inc.	0.7	928	15,486
UCB SA	0.7	125	14,543
Incyte Corp.	0.6	134	13,945
Grifols SA	0.5	365	11,092
Regeneron Pharmaceuticals, Inc.	0.4	13	7,970

Eurofins Scientific SE	0.3	10	6,266
Novartis AG	0.3	71	6,151
Daiichi Sankyo Co., Ltd.	0.2	64	5,245
Vertex Pharmaceuticals, Inc.	0.1	10	2,848
Orion Oyj, Class B	0.1	57	2,782
Recordati SpA	0.1	55	2,773
Total components in the Goldman U.S. Equity Custom Basket	100.0%		$2,197,735

*Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	HKD	58,600	USD	7,552	08/19/2020	$-	$(7)

Citibank N.A.	DKK	632,700	USD	95,066	09/16/2020	-	(486)
	USD	82,388	GBP	65,400	09/16/2020	-	(1,315)
						-	(1,801)
Goldman Sachs International	USD	247,323	JPY	26,560,500	08/19/2020	-	(1,189)

HSBC Bank USA	CNH	193,000	USD	27,067	08/19/2020	-	(160)
	USD	953,129	EUR	848,800	09/16/2020	2,093	-
	USD	286,502	GBP	227,500	09/16/2020	-	(4,482)
						2,093	(4,642)
JPMorgan Chase Bank	KRW	34,745,100	USD	28,411	08/19/2020	-	(558)
	NOK	450,600	USD	47,288	09/16/2020	460	-
	USD	15,864	AUD	26,000	07/15/2020	2,080	-
	USD	562,143	JPY	60,414,100	08/19/2020	-	(2,291)
	USD	154,413	SGD	218,600	08/19/2020	2,464	-
	USD	717,686	CHF	688,100	09/16/2020	10,213	-
	USD	589,185	GBP	467,800	09/16/2020	-	(9,277)
						15,217	(12,126)
NatWest Markets PLC	SEK	2,050,900	USD	220,295	09/16/2020	-	(5)

State Street Bank and Trust Co.	USD	12,119	ILS	43,900	07/15/2020	558	-
	USD	50,886	JPY	5,464,500	08/19/2020	-	(246)
	USD	969,732	EUR	858,300	09/16/2020	-	(3,820)
						558	(4,066)
UBS AG	USD	23,997	CAD	33,600	07/15/2020	753	-
	USD	411,161	EUR	366,100	09/16/2020	840	-
	USD	402,503	GBP	319,500	09/16/2020	-	(6,435)
						1,593	(6,435)
Westpac Banking Corp.	USD	17,928	CAD	25,100	07/15/2020	561	-
	USD	594,708	JPY	63,222,200	08/19/2020	-	(8,833)
						561	(8,833)
Net Unrealized Appreciation (Depreciation)						$20,022	$(39,104)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$-	$-		$0	$0
Other Industries	100,841,737	29,630,031	**	-	130,471,768
Preferred Securities	13,004	-		-	13,004
Preferred Securities/Capital Securities	-	550,231		-	550,231
Asset Backed Securities	-	3,679,462		-	3,679,462
Convertible Bonds & Notes	-	14,390		-	14,390
U.S. Corporate Bonds & Notes	-	12,691,748		-	12,691,748
Foreign Corporate Bonds & Notes	-	1,281,078		-	1,281,078
Loans	-	208,278		1,725	210,003
Municipal Bonds & Notes	-	114,400		-	114,400
U.S. Government Agencies	-	3,553,286		-	3,553,286
U.S. Government Treasuries	-	7,434,544		-	7,434,544
Exchange-Traded Funds	8,179,270	-		-	8,179,270
Equity Certificates	-	311,081		-	311,081
Warrants	-	127,213		-	127,213
Escrows and Litigations	-	1,140		3	1,143
Short-Term Investment Securities	-	5,399,064		-	5,399,064
Repurchase Agreements	-	7,541,000		-	7,541,000
Total Investments at Value	$109,034,011	$72,536,946		$1,728	$181,572,685

Other Financial Instruments:†
Futures Contracts	$474,826	$-		$-	$474,826
Over the Counter Total Return Swap Contracts	-	267,718		-	267,718
Forward Foreign Currency Contracts	-	20,022		-	20,022
Total Other Financial Instruments	$474,826	$287,740		$-	$762,566

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$164,251	$-		$-	$164,251
Over the Counter Total Return Swap Contracts	-	248,971		-	248,971
Forward Foreign Currency Contracts	-	39,104		-	39,104
Total Other Financial Instruments	$164,251	$288,075		$-	$452,326

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.3%
Aerospace/Defense — 0.5%
Teledyne Technologies, Inc.†	6,941	$2,158,304
Applications Software — 13.6%
Epic Games, Inc.†(1)(2)	1,420	816,500
Intuit, Inc.	21,215	6,283,671
Microsoft Corp.	185,134	37,676,620
salesforce.com, Inc.†	45,861	8,591,141
ServiceNow, Inc.†	11,886	4,814,543
Stripe, Inc., Class B†(1)(2)	10,760	168,825
		58,351,300
Auto-Cars/Light Trucks — 0.8%
Ferrari NV	20,266	3,465,689
Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	12,000	2,079,120
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	28,081	2,188,072
Casino Hotels — 0.4%
Wynn Resorts, Ltd.	25,466	1,896,962
Commercial Services — 0.7%
Cintas Corp.	10,628	2,830,874
Commercial Services-Finance — 5.5%
Avalara, Inc.†	8,900	1,184,501
Equifax, Inc.	16,735	2,876,412
Global Payments, Inc.	27,171	4,608,745
PayPal Holdings, Inc.†	43,684	7,611,063
S&P Global, Inc.	8,801	2,899,754
TransUnion	50,923	4,432,338
		23,612,813
Computer Data Security — 0.3%
Crowdstrike Holdings, Inc., Class A†	14,792	1,483,490
Computer Software — 2.0%
Datadog, Inc., Class A†	25,500	2,217,225
Slack Technologies, Inc., Class A†	47,369	1,472,702
Splunk, Inc.†	24,992	4,965,911
		8,655,838
Computers — 4.9%
Apple, Inc.	57,233	20,878,598
Data Processing/Management — 3.0%
Fidelity National Information Services, Inc.	56,972	7,639,375
Fiserv, Inc.†	54,887	5,358,069
		12,997,444
Decision Support Software — 0.2%
MSCI, Inc.	2,425	809,513
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,555	426,754

Diversified Banking Institutions — 0.4%
Goldman Sachs Group, Inc.	9,700	1,916,914
Diversified Financial Services — 0.4%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,748,963
Diversified Manufacturing Operations — 0.9%
General Electric Co.	274,700	1,876,201
Parker-Hannifin Corp.	10,400	1,906,008
		3,782,209
E-Commerce/Products — 13.0%
Alibaba Group Holding, Ltd. ADR†	45,367	9,785,662
Amazon.com, Inc.†	16,689	46,041,947
		55,827,609
E-Commerce/Services — 2.0%
Booking Holdings, Inc.†	2,180	3,471,301
IAC/InterActiveCorp†	9,635	3,115,959
Match Group, Inc.†	17,743	1,899,388
		8,486,648
Electric-Distribution — 0.1%
Sempra Energy	5,086	596,232
Electronic Components-Semiconductors — 2.5%
Advanced Micro Devices, Inc.†	54,900	2,888,289
Marvell Technology Group, Ltd.	115,396	4,045,784
NVIDIA Corp.	10,000	3,799,100
		10,733,173
Electronic Forms — 0.8%
Adobe, Inc.†	7,550	3,286,590
Electronic Measurement Instruments — 1.7%
Fortive Corp.	42,072	2,846,592
Roper Technologies, Inc.	11,500	4,464,990
		7,311,582
Enterprise Software/Service — 1.5%
Paycom Software, Inc.†	8,369	2,592,130
Snowflake, Inc.. Class B†(1)(2)	997	38,654
Temenos AG	13,039	2,021,645
Workday, Inc., Class A†	8,969	1,680,432
		6,332,861
Entertainment Software — 0.8%
Sea, Ltd. ADR†	30,500	3,270,820
Finance-Credit Card — 6.0%
Mastercard, Inc., Class A	41,514	12,275,690
Visa, Inc., Class A	69,540	13,433,042
		25,708,732
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc.	14,164	823,495

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	11,400	1,063,392
Industrial Gases — 0.5%
Linde PLC	10,750	2,280,182
Insurance-Multi-line — 1.0%
Chubb, Ltd.	34,826	4,409,668
Internet Brokers — 0.1%
TD Ameritrade Holding Corp.	9,847	358,234
Internet Content-Entertainment — 8.4%
Facebook, Inc., Class A†	93,890	21,319,602
Netflix, Inc.†	22,733	10,344,424
Snap, Inc., Class A†	183,926	4,320,422
		35,984,448
Internet Content-Information/News — 1.9%
Spotify Technology SA†	16,100	4,156,859
Tencent Holdings, Ltd.	59,200	3,802,641
		7,959,500

Internet Gambling — 0.2%
DraftKings, Inc., Class A†	26,227	872,310
Investment Management/Advisor Services — 0.1%
XP, Inc., Class A†	11,450	481,014
Machinery-General Industrial — 0.4%
Westinghouse Air Brake Technologies Corp.	33,124	1,906,949
Medical Instruments — 1.8%
Alcon, Inc.†	33,552	1,922,403
Intuitive Surgical, Inc.†	9,987	5,690,892
		7,613,295
Medical Products — 1.1%
Stryker Corp.	25,088	4,520,607
Medical-Biomedical/Gene — 1.9%
Argenx SE ADR†	1,903	428,613
Incyte Corp.†	20,448	2,125,978
Vertex Pharmaceuticals, Inc.†	19,654	5,705,753
		8,260,344
Medical-Drugs — 0.5%
AbbVie, Inc.	22,200	2,179,596
Medical-HMO — 4.0%
Anthem, Inc.	14,726	3,872,644
Centene Corp.†	64,180	4,078,639
Humana, Inc.	3,000	1,163,250
UnitedHealth Group, Inc.	27,831	8,208,753
		17,323,286
Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	25,299	2,455,521
Pharmacy Services — 1.2%
Cigna Corp.	26,652	5,001,248
Retail-Apparel/Shoe — 1.9%
Lululemon Athletica, Inc.†	13,116	4,092,323
Ross Stores, Inc.	46,048	3,925,132
		8,017,455
Retail-Automobile — 0.8%
CarMax, Inc.†	12,014	1,075,854
Carvana Co.†	19,190	2,306,638
		3,382,492
Retail-Discount — 0.2%
Dollarama, Inc.	25,011	831,981
Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	2,787	2,932,927
Semiconductor Equipment — 1.2%
ASML Holding NV	13,904	5,117,089
Transport-Rail — 0.4%
Union Pacific Corp.	10,350	1,749,874
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	15,198	1,828,927
Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	8,782	12,453,315
Alphabet, Inc., Class C†	7,446	10,525,740
		22,979,055
Total Common Stocks (cost $275,286,137)		421,169,993
CONVERTIBLE PREFERRED SECURITIES — 1.5%
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	26,666	215,016
Magic Leap, Inc., Series D†(1)(2)	16,678	157,607
		372,623
Auto-Cars/Light Trucks — 0.5%
Aurora Innovation, Inc., Series B†(1)(2)	35,120	324,519
GM Cruise Holdings LLC Class F† (1)(2)	33,800	616,850
Rivian Automotive, Inc., Series D†(1)(2)	114,924	1,234,744
		2,176,113
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2)	13,329	993,411
Airbnb, Inc., Series E†(1)(2)	8,841	658,920
DoorDash, Inc., Series G†(1)(2)	1,701	390,432
DoorDash, Inc., Series H†(1)(2)	717	164,574
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	717,915
		2,925,252
Enterprise Software/Service — 0.1%
UiPath, Inc., Series D-1†(1)(2)	12,136	477,572
UiPath, Inc., Series D-2†(1)(2)	2,038	80,199
		557,771
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series E†(1)(2)	12,598	0
Transport-Services — 0.1%
Waymo LLC, Series A-2†(1)(2)	4,915	422,037
Total Convertible Preferred Securities (cost $7,010,143)		6,453,796
Total Long-Term Investment Securities (cost $282,296,280)		427,623,789

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(3)	732,460	732,460
T. Rowe Price Government Reserve Fund 0.14%(3)	8,502,327	8,502,327
Total Short-Term Investment Securities (cost $9,234,787)		9,234,787
TOTAL INVESTMENTS (cost $291,531,067)	101.9%	436,858,576
Liabilities in excess of other assets	(1.9)	(8,235,516)
NET ASSETS	100.0%	$428,623,060

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.,
Class C	06/07/2018	249,140	$1,397,675	$1,748,963	$7.02	0.41%
Epic Games, Inc.	06/18/2020	1,420	816,500	816,500	575.00	0.19
Snowflake, Inc.,
Class B	03/17/2020	997	38,670	38,654	38.77	0.01
Stripe, Inc.,
Class B	12/17/2019	10,760	168,824	168,825	15.69	0.04
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	993,411	74.53	0.23
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	658,920	74.53	0.15
Aurora Innovation, Inc.,
Series B	03/01/2019	35,120	324,519	324,519	9.24	0.07
DoorDash, Inc.,
Series G	11/12/2019	1,701	322,675	390,432	229.53	0.09
DoorDash, Inc.,
Series H	06/17/2020	717	164,574	164,574	229.53	0.04
GM Cruise Holdings,LLC,
Class F	05/04/2019	33,800	616,850	616,850	18.25	0.14
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	215,016	8.06	0.05
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	157,607	9.45	0.04
Rivian Automotive, Inc.,
Series D	12/23/2019	114,924	1,234,744	1,234,744	10.74	0.29
UiPath, Inc.,
Series D-1	04/26/2019	12,136	477,572	477,572	39.35	0.11
UiPath, Inc.,
Series D-2	04/26/2019	2,038	80,199	80,199	39.35	0.02
Waymo LLC,
Series A-2	05/08/2020	4,915	422,037	422,037	85.87	0.10
WeWork Cos., Inc.,
Series E	06/23/2015	12,598	414,343	0	0.00	0.00
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	717,915	37.69	0.17
				$9,226,738		2.15%

(3)	The rate shown is the 7-day yield as of June 30, 2020.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$57,365,975	$-		$985,325	$58,351,300
Diversified Financial Services	-	-		1,748,963	1,748,963
Enterprise Software/Service	6,294,207	-		38,654	6,332,861
Other Industries	346,990,179	7,746,690	**	-	354,736,869
Convertible Preferred Securities	-	-		6,453,796	6,453,796
Short-Term Investment Securities	9,234,787	-		-	9,234,787
Total Investments at Value	$419,885,148	$7,746,690		$9,226,738	$436,858,576

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2020	$1,912,551	$6,173,401
Accrued Discounts	-	-
Accrued Premiums	-	-
Realized Gain	-	-
Realized Loss	-	-
Change in unrealized appreciation (1)	43,891	541,434
Change in unrealized depreciation (1)	-	(847,650)
Net purchases	816,500	586,611
Net Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Balance as of June 30, 2020	$2,772,942	$6,453,796

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2020 includes:

Common Stocks	Convertible Preferred Securities
$43,891	$(306,216)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at June 30,2020	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$2,772,942	Market Approach	Transaction Price*	$7.0200 - $575.0000 ($175.2337)#

Convertible Preferred Securities	$3,710,928	Market Approach	Transaction Price*	$9.2403 - $229.5310 ($57.4355)#

	$717,915	Market Approach	Transaction Price*	$50.9321
			Discount for Market Volatility	26.0%

	$372,623	Market Approach	Liquidation Preference*	$23.0330-$27.0000 ($24.7109)#
			Discount for Uncertainty	50.0%-80.0% (65.0%)^

	$0	Cost Approach	Estimated Restructure Value*	$0.00

	$1,652,330	Market Approach	Transaction Price*	$55.0000
			Revenue Multiple*	5.64x-5.80x (5.72x)^
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)^

(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

# The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

^ The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

Portfolio Of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Aerospace/Defense — 0.9%
Boeing Co.	8,294	$1,520,290
Lockheed Martin Corp.	2,614	953,901
Northrop Grumman Corp.	4,767	1,465,566
Raytheon Technologies Corp.	8,258	508,858
Teledyne Technologies, Inc.†	388	120,649
TransDigm Group, Inc.	533	235,613
		4,804,877
Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	52,617	4,274,605
Howmet Aerospace, Inc.	2,033	32,223
L3Harris Technologies, Inc.	2,287	388,035
		4,694,863
Apparel Manufacturers — 0.1%
PVH Corp.	9,663	464,307
VF Corp.	1,790	109,083
		573,390
Applications Software — 9.1%
HubSpot, Inc.†	4,176	936,886
Intuit, Inc.	2,762	818,077
Microsoft Corp.	148,278	30,176,056
salesforce.com, Inc.†	20,180	3,780,319
ServiceNow, Inc.†	29,087	11,781,980
		47,493,318
Athletic Footwear — 1.2%
NIKE, Inc., Class B	61,943	6,073,511
Auto-Cars/Light Trucks — 0.4%
Tesla, Inc.†	2,048	2,211,451
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	985	170,661
PACCAR, Inc.	3,662	274,101
		444,762
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	14,251	1,110,438
Banks-Commercial — 0.0%
First Republic Bank	890	94,331
SVB Financial Group†	349	75,220
		169,551
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	56,712	2,533,892
Monster Beverage Corp.†	27,563	1,910,667
PepsiCo, Inc.	7,055	933,095
		5,377,654
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,932	122,991
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,480	94,616
Building Products-Air & Heating — 0.0%
Carrier Global Corp.	4,571	101,568
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	3,387	699,653
Vulcan Materials Co.	1,403	162,537
		862,190
Building Products-Wood — 0.0%
Masco Corp.	2,794	140,287
Building-Maintenance & Services — 0.0%
Rollins, Inc.	702	29,758
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,504	194,297
NVR, Inc.†	37	120,574
PulteGroup, Inc.	2,670	90,860
		405,731
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,597	814,534
Comcast Corp., Class A	27,020	1,053,239
		1,867,773
Casino Hotels — 0.2%
Las Vegas Sands Corp.	17,437	794,081
MGM Resorts International	3,187	53,541
Wynn Resorts, Ltd.	1,028	76,576
		924,198
Chemicals-Diversified — 0.1%
Celanese Corp.	1,252	108,098
Dow, Inc.	7,847	319,844
FMC Corp.	1,371	136,579
PPG Industries, Inc.	1,275	135,226
		699,747
Chemicals-Specialty — 1.3%
Ecolab, Inc.	35,245	7,011,993
Coatings/Paint — 0.7%
Sherwin-Williams Co.	6,621	3,825,945
Commercial Services — 0.1%
Cintas Corp.	893	237,859
Quanta Services, Inc.	656	25,735
		263,594
Commercial Services-Finance — 4.6%
Adyen NV†*	2,641	3,847,645
Automatic Data Processing, Inc.	2,823	420,316
Equifax, Inc.	772	132,691
FleetCor Technologies, Inc.†	888	223,359
Global Payments, Inc.	1,553	263,420
IHS Markit, Ltd.	3,085	232,917
MarketAxess Holdings, Inc.	402	201,370
Moody's Corp.	1,708	469,239
PayPal Holdings, Inc.†	33,877	5,902,390
S&P Global, Inc.	7,472	2,461,875
Square, Inc., Class A†	93,471	9,808,847
		23,964,069
Computer Aided Design — 1.2%
ANSYS, Inc.†	910	265,474
Autodesk, Inc.†	23,438	5,606,135
Cadence Design Systems, Inc.†	2,957	283,754
Synopsys, Inc.†	1,597	311,415
		6,466,778
Computer Data Security — 0.0%
Fortinet, Inc.†	1,421	195,061
Computer Services — 0.6%
Accenture PLC, Class A	14,421	3,096,477

Leidos Holdings, Inc.	707	66,225
		3,162,702
Computer Software — 3.0%
Akamai Technologies, Inc.†	1,238	132,577
Citrix Systems, Inc.	639	94,515
Slack Technologies, Inc., Class A†	159,880	4,970,669
Twilio, Inc., Class A†	31,452	6,901,198
Zoom Video Communications, Inc., Class A†	13,246	3,358,391
		15,457,350
Computers — 5.6%
Apple, Inc.	80,637	29,416,378
Computers-Memory Devices — 0.0%
NetApp, Inc.	1,078	47,831
Seagate Technology PLC	1,435	69,468
		117,299
Consulting Services — 0.3%
Gartner, Inc.†	945	114,657
Verisk Analytics, Inc.	8,608	1,465,081
		1,579,738
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,768	249,907
Containers-Metal/Glass — 0.4%
Ball Corp.	26,385	1,833,494
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	4,083	299,121
Coty, Inc., Class A	1,482	6,625
Estee Lauder Cos., Inc., Class A	10,214	1,927,177
Procter & Gamble Co.	15,211	1,818,779
		4,051,702
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	851	107,388
Fidelity National Information Services, Inc.	13,962	1,872,165
Fiserv, Inc.†	5,957	581,522
Jack Henry & Associates, Inc.	422	77,661
Paychex, Inc.	2,266	171,649
		2,810,385
Decision Support Software — 0.1%
MSCI, Inc.	901	300,772
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	759	208,300
DENTSPLY SIRONA, Inc.	1,230	54,194
		262,494
Diagnostic Equipment — 1.4%
10X Genomics, Inc., Class A†	5,204	464,769
Adaptive Biotechnologies Corp.†	23,672	1,145,251
Danaher Corp.	22,823	4,035,791
Thermo Fisher Scientific, Inc.	4,184	1,516,031
		7,161,842
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	900	297,144
Disposable Medical Products — 0.0%
Teleflex, Inc.	492	179,078
Distribution/Wholesale — 0.1%
Copart, Inc.†	2,189	182,278
Fastenal Co.	4,248	181,984
LKQ Corp.†	1,674	43,859
		408,121
Diversified Banking Institutions — 0.3%
JPMorgan Chase & Co.	15,493	1,457,272
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	1,858	324,871
Parker-Hannifin Corp.	748	137,086
Trane Technologies PLC	1,571	139,788
		601,745
Drug Delivery Systems — 0.1%
DexCom, Inc.†	978	396,481
E-Commerce/Products — 7.3%
Amazon.com, Inc.†	12,911	35,619,125
Chewy, Inc., Class A†	54,777	2,447,984
eBay, Inc.	6,997	366,993
		38,434,102
E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	434	691,076
Match Group, Inc.†	30,462	3,260,957
		3,952,033
E-Services/Consulting — 0.0%
CDW Corp.	1,508	175,199
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,430	217,169
Emerson Electric Co.	3,418	212,019
		429,188
Electric-Distribution — 0.0%
Sempra Energy	1,394	163,419
Electric-Integrated — 0.1%
NextEra Energy, Inc.	2,748	659,987
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,538	149,955
Electronic Components-Semiconductors — 2.3%
Advanced Micro Devices, Inc.†	12,407	652,732
Broadcom, Inc.	4,235	1,336,608
Intel Corp.	25,566	1,529,614
IPG Photonics Corp.†	188	30,153
Microchip Technology, Inc.	2,599	273,701
Micron Technology, Inc.†	11,782	607,009
NVIDIA Corp.	17,418	6,617,272
Qorvo, Inc.†	1,215	134,294
Skyworks Solutions, Inc.	1,025	131,057
Texas Instruments, Inc.	6,028	765,375
Xilinx, Inc.	1,597	157,129
		12,234,944
Electronic Connectors — 0.4%
Amphenol Corp., Class A	18,383	1,761,275
TE Connectivity, Ltd.	1,747	142,468
		1,903,743

Electronic Forms — 1.4%
Adobe, Inc.†	16,508	7,186,097
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	1,864	164,722
FLIR Systems, Inc.	665	26,979
Keysight Technologies, Inc.†	1,981	199,645
Roper Technologies, Inc.	7,728	3,000,473
		3,391,819
Electronic Security Devices — 0.0%
Allegion PLC	977	99,869
Enterprise Software/Service — 5.3%
Atlassian Corp. PLC, Class A†	7,750	1,397,093
Coupa Software, Inc.†	26,049	7,216,615
Oracle Corp.	13,229	731,167
Paycom Software, Inc.†	511	158,272
Tyler Technologies, Inc.†	421	146,036
Veeva Systems, Inc., Class A†	44,371	10,401,450
Workday, Inc., Class A†	41,414	7,759,327
		27,809,960
Entertainment Software — 0.9%
Activision Blizzard, Inc.	33,647	2,553,807
Electronic Arts, Inc.†	1,621	214,053
Take-Two Interactive Software, Inc.†	12,675	1,769,050
		4,536,910
Finance-Consumer Loans — 0.0%
Synchrony Financial	5,689	126,068
Finance-Credit Card — 3.2%
American Express Co.	4,195	399,364
Discover Financial Services	2,012	100,781
Mastercard, Inc., Class A	23,620	6,984,434
Visa, Inc., Class A	47,914	9,255,547
Western Union Co.	4,353	94,112
		16,834,238
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	30,888	1,042,161
Finance-Other Services — 0.8%
Cboe Global Markets, Inc.	8,753	816,480
CME Group, Inc.	1,937	314,840
Intercontinental Exchange, Inc.	31,253	2,862,774
Nasdaq, Inc.	572	68,337
		4,062,431
Food-Confectionery — 0.1%
Hershey Co.	1,046	135,582
Mondelez International, Inc., Class A	11,283	576,900
		712,482
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,496	89,326
Food-Misc./Diversified — 0.2%
Campbell Soup Co.	789	39,158
Lamb Weston Holdings, Inc.	851	54,405
McCormick & Co., Inc.	5,891	1,056,904
		1,150,467
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	2,420	132,277
Gold Mining — 0.1%
Royal Gold, Inc.	2,879	357,917
Home Furnishings — 0.0%
Leggett & Platt, Inc.	925	32,514
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,937	215,723
Marriott International, Inc., Class A	2,851	244,416
		460,139
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,586	84,200
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	699	148,887
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,340	565,017
Linde PLC	8,375	1,776,421
		2,341,438
Instruments-Controls — 0.2%
Honeywell International, Inc.	6,980	1,009,238
Mettler-Toledo International, Inc.†	160	128,888
		1,138,126
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	673	66,014
Waters Corp.†	407	73,423
		139,437
Insurance Brokers — 0.2%
Aon PLC, Class A	1,542	296,989
Arthur J. Gallagher & Co.	1,024	99,830
Marsh & McLennan Cos., Inc.	3,297	353,999
Willis Towers Watson PLC	655	129,002
		879,820
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	735	47,062
Insurance-Property/Casualty — 0.1%
Progressive Corp.	3,782	302,976
Internet Application Software — 1.3%
Okta, Inc.†	33,994	6,806,619
Internet Content-Entertainment — 6.3%
Facebook, Inc., Class A†	96,643	21,944,726
Netflix, Inc.†	12,675	5,767,632
Twitter, Inc.†	169,626	5,053,159
		32,765,517
Internet Content-Information/News — 2.3%
Spotify Technology SA†	46,141	11,913,145
Internet Security — 0.0%
NortonLifeLock, Inc.	3,559	70,575
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	842	126,334
BlackRock, Inc.	833	453,227
T. Rowe Price Group, Inc.	1,784	220,324
		799,885

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,383	427,949
Machinery-Farming — 0.3%
Deere & Co.	8,923	1,402,249
Machinery-General Industrial — 0.0%
IDEX Corp.	455	71,908
Otis Worldwide Corp.	2,286	129,982
		201,890
Machinery-Pumps — 0.0%
Dover Corp.	900	86,904
Ingersoll Rand, Inc.†	2,674	75,193
Xylem, Inc.	1,124	73,015
		235,112
Medical Information Systems — 0.0%
Cerner Corp.	2,031	139,225
Medical Instruments — 2.5%
Boston Scientific Corp.†	68,918	2,419,711
Edwards Lifesciences Corp.†	6,564	453,638
Intuitive Surgical, Inc.†	18,345	10,453,531
		13,326,880
Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	1,298	184,160
Medical Products — 0.7%
Abbott Laboratories	10,868	993,661
ABIOMED, Inc.†	271	65,463
Baxter International, Inc.	2,426	208,879
Cooper Cos., Inc.	297	84,241
Hologic, Inc.†	1,477	84,189
STERIS PLC	486	74,572
Stryker Corp.	2,254	406,148
Varian Medical Systems, Inc.†	529	64,813
West Pharmaceutical Services, Inc.	6,722	1,527,037
		3,509,003
Medical-Biomedical/Gene — 2.3%
Alexion Pharmaceuticals, Inc.†	1,357	152,310
Amgen, Inc.	3,677	867,257
Bio-Rad Laboratories, Inc., Class A†	163	73,593
BioMarin Pharmaceutical, Inc.†	10,521	1,297,660
Guardant Health, Inc.†	4,724	383,258
Illumina, Inc.†	6,134	2,271,727
Immunomedics, Inc.†	21,278	754,092
Incyte Corp.†	1,911	198,687
Regeneron Pharmaceuticals, Inc.†	2,486	1,550,394
Royalty Pharma PLC† Class A	59,643	2,895,668
Seattle Genetics, Inc.†	4,384	744,929
Vertex Pharmaceuticals, Inc.†	2,747	797,481
		11,987,056
Medical-Drugs — 3.1%
AbbVie, Inc.	9,895	971,491
AstraZeneca PLC ADR	29,713	1,571,521
Bristol-Myers Squibb Co.	42,623	2,506,232
Eli Lilly & Co.	17,353	2,849,015
Johnson & Johnson	11,722	1,648,465
Merck & Co., Inc.	14,706	1,137,215
Zoetis, Inc.	40,095	5,494,619
		16,178,558
Medical-HMO — 0.7%
Humana, Inc.	4,611	1,787,915
UnitedHealth Group, Inc.	5,702	1,681,805
		3,469,720
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,460	97,882
Multimedia — 0.3%
Walt Disney Co.	11,672	1,301,545
Networking Products — 0.0%
Arista Networks, Inc.†	569	119,507
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,024	84,019
Waste Management, Inc.	2,386	252,701
		336,720
Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,940	29,662
Zebra Technologies Corp., Class A†	562	143,844
		173,506
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	626	71,420
Oil Companies-Exploration & Production — 0.2%
Apache Corp.	2,479	33,467
Cabot Oil & Gas Corp.	2,660	45,699
ConocoPhillips	11,360	477,347
EOG Resources, Inc.	3,083	156,185
Hess Corp.	2,766	143,306
Pioneer Natural Resources Co.	1,083	105,809
		961,813
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	1,275	15,619
Oil Refining & Marketing — 0.0%
Phillips 66	2,313	166,305
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Trust	804	478,131
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	5,056	982,179
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc.	722	117,144
American Tower Corp.	12,351	3,193,228
Boston Properties, Inc.	673	60,826
Crown Castle International Corp.	2,561	428,583
Duke Realty Corp.	2,302	81,468
Equinix, Inc.	3,082	2,164,489
Essex Property Trust, Inc.	346	79,293
Extra Space Storage, Inc.	793	73,249
Federal Realty Investment Trust	313	26,671
Healthpeak Properties, Inc.	2,680	73,861
Mid-America Apartment Communities, Inc.	545	62,495
Prologis, Inc.	4,460	416,252
Public Storage	701	134,515
Realty Income Corp.	1,637	97,401

SBA Communications Corp.	1,182	352,141
Simon Property Group, Inc.	1,296	88,620
UDR, Inc.	1,468	54,874
		7,505,110
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	3,551	160,576
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	763	113,718
Respiratory Products — 0.1%
ResMed, Inc.	1,533	294,336
Retail-Apparel/Shoe — 0.5%
Lululemon Athletica, Inc.†	3,780	1,179,398
Ross Stores, Inc.	18,353	1,564,410
		2,743,808
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	247	278,646
O'Reilly Automotive, Inc.†	786	331,432
		610,078
Retail-Automobile — 0.0%
CarMax, Inc.†	1,724	154,384
Retail-Building Products — 0.5%
Home Depot, Inc.	8,089	2,026,375
Lowe's Cos., Inc.	5,279	713,299
		2,739,674
Retail-Discount — 1.0%
Costco Wholesale Corp.	10,682	3,238,889
Dollar General Corp.	2,667	508,090
Target Corp.	3,390	406,563
Walmart, Inc.	10,937	1,310,034
		5,463,576
Retail-Gardening Products — 0.0%
Tractor Supply Co.	600	79,074
Retail-Jewelry — 0.0%
Tiffany & Co.	1,157	141,085
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	12,689	641,556
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	5,345	1,087,280
Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	272	286,242
Darden Restaurants, Inc.	633	47,962
Domino's Pizza, Inc.	414	152,948
McDonald's Corp.	13,714	2,529,822
Starbucks Corp.	40,069	2,948,678
Yum! Brands, Inc.	3,188	277,069
		6,242,721
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	10,450	1,281,588
Maxim Integrated Products, Inc.	1,243	75,338
NXP Semiconductors NV	13,830	1,577,173
QUALCOMM, Inc.	53,690	4,897,065
		7,831,164
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	9,708	586,849
KLA Corp.	1,642	319,336
Lam Research Corp.	1,538	497,481
		1,403,666
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	253	44,146
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,407	108,761
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,779	97,876
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,008	44,685
Therapeutics — 0.2%
Sarepta Therapeutics, Inc.†	7,339	1,176,735
Tobacco — 0.2%
Altria Group, Inc.	7,678	301,362
Philip Morris International, Inc.	7,258	508,495
		809,857
Transport-Rail — 0.8%
CSX Corp.	16,486	1,149,733
Kansas City Southern	1,007	150,335
Norfolk Southern Corp.	1,465	257,210
Union Pacific Corp.	14,154	2,393,017
		3,950,295
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	917	69,729
United Parcel Service, Inc., Class B	3,356	373,120
		442,849
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	527	63,419
Old Dominion Freight Line, Inc.	1,000	169,590
		233,009
Water — 0.0%
American Water Works Co., Inc.	959	123,385
Web Hosting/Design — 3.1%
Shopify, Inc., Class A†	16,952	16,090,838
VeriSign, Inc.†	571	118,100
		16,208,938
Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	7,949	11,272,080
Alphabet, Inc., Class C†	7,751	10,956,891
		22,228,971
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,802	252,514
Total Common Stocks (cost $346,081,257)		511,939,206

EXCHANGE-TRADED FUNDS — 1.2%
SPDR Portfolio S&P 500 Growth ETF (cost $6,085,031)	136,100	6,113,612
OPTIONS - PURCHASED†(1) — 0.0%
Over the Counter Purchased Put Options on Currency Contracts
(cost $332,864)	64,546,435	163,115
Total Long-Term Investment Securities (cost $352,499,152)		518,215,933

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class 0.11%(2)	4,773,903	4,773,903
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(2)	1,052,779	1,052,779
		5,826,682
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.15% due 03/25/2021(3)	$90,000	89,890
Total Short-Term Investment Securities (cost $5,916,582)		5,916,572
TOTAL INVESTMENTS (cost $358,415,734)	100.1%	524,132,505
Liabilities in excess of other assets	(0.1)	(663,481)
NET ASSETS	100.0%	$523,469,024

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $3,847,645 representing 0.7% of net assets.
(1)	Options --- Purchased

Over the Counter Purchased Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.7455 CNY per $1 USD	Natwest Markets PLC	January 2021	7.75 CNY	$37,366	$163,178	$95,545	$(67,633)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.4845 CNY per $1 USD	Natwest Markets PLC	May 2021	8.48 CNY	27,180	169,686	67,570	(102,116)
					$332,864	$163,115	$(169,749)

(2)	The rate shown is the 7-day yield as of June 30, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CNY — Chinese Yuan

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	September 2020	$311,829	$309,020	$(2,809)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$508,091,561	$3,847,645	**	$-	$511,939,206
Exchange-Traded Funds	6,113,612	-		-	6,113,612
Options - Purchased	-	163,115		-	163,115
Short-Term Investment Securities:
Registered Investment Companies	5,826,682	-		-	5,826,682
U.S. Government Treasuries	-	89,890		-	89,890
Total Investments at Value	$520,031,855	$4,100,650		$-	$524,132,505

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,809	$-		$-	$2,809

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†    Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,229	$141,210
Omnicom Group, Inc.	4,526	247,119
		388,329
Aerospace/Defense — 2.3%
Boeing Co.	6,341	1,162,305
General Dynamics Corp.	38,668	5,779,319
Lockheed Martin Corp.	6,318	2,305,565
Raytheon Technologies Corp.	100,591	6,198,418
		15,445,607
Aerospace/Defense-Equipment — 0.4%
Howmet Aerospace Inc Common Stock	4,053	64,240
L3Harris Technologies, Inc.	14,753	2,503,142
		2,567,382
Agricultural Biotech — 0.1%
Corteva, Inc.	15,806	423,443
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	4,516	127,080
Mosaic Co.	7,365	92,136
		219,216
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	74,505	2,972,749
Airlines — 0.2%
Alaska Air Group, Inc.	2,589	93,877
American Airlines Group, Inc.	10,496	137,183
Delta Air Lines, Inc.	11,989	336,291
Southwest Airlines Co.	11,328	387,191
United Airlines Holdings, Inc.†	5,337	184,714
		1,139,256
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	7,351	82,993
PVH Corp.	1,498	71,979
Ralph Lauren Corp.	1,009	73,173
Tapestry, Inc.	5,831	77,435
Under Armour, Inc., Class A†	3,980	38,765
Under Armour, Inc., Class C†	4,150	36,686
VF Corp.	55,165	3,361,755
		3,742,786
Appliances — 0.0%
Whirlpool Corp.	1,313	170,073
Athletic Footwear — 0.1%
NIKE, Inc., Class B	8,643	847,446
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	82,501	501,606
General Motors Co.	26,598	672,930
Honda Motor Co., Ltd ADR	63,120	1,613,347
		2,787,883
Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	11,133	1,928,904
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	5,383	419,443
BorgWarner, Inc.	4,379	154,579
		574,022
Banks-Commercial — 1.7%
Citizens Financial Group, Inc.	9,010	227,412
First Republic Bank	1,847	195,764
M&T Bank Corp.	24,743	2,572,530
Regions Financial Corp.	20,212	224,757
SVB Financial Group†	392	84,488
Truist Financial Corp.	210,860	7,917,793
Zions Bancorp NA	3,461	117,674
		11,340,418
Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	194,348	7,511,550
Northern Trust Corp.	4,394	348,620
State Street Corp.	7,434	472,431
		8,332,601
Banks-Super Regional — 2.0%
Comerica, Inc.	2,937	111,900
Fifth Third Bancorp	15,036	289,894
Huntington Bancshares, Inc.	21,421	193,539
KeyCorp	20,601	250,920
PNC Financial Services Group, Inc.	61,785	6,500,400
US Bancorp	84,401	3,107,645
Wells Fargo & Co.	121,331	3,106,073
		13,560,371
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	48,984	2,188,605
Keurig Dr Pepper, Inc.	79,900	2,269,160
Monster Beverage Corp.†	2,606	180,648
PepsiCo, Inc.	36,579	4,837,939
		9,476,352
Brewery — 0.1%
Constellation Brands, Inc., Class A	3,547	620,548
Molson Coors Beverage Co., Class B	3,972	136,478
		757,026
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,380	71,318
Discovery, Inc., Class C†	6,682	128,695
Fox Corp., Class A	7,237	194,096
Fox Corp., Class B	3,364	90,290
		484,399
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	38,917	2,487,964
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	8,082	179,582
Johnson Controls International PLC	115,171	3,931,938
		4,111,520
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	10,470	2,162,788
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,578	66,891
Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	65,696	4,048,188
PulteGroup, Inc.	28,680	975,980
		5,024,168
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	172,557	6,726,272
DISH Network Corp., Class A†	5,431	187,424
		6,913,696

Casino Hotels — 0.0%
Las Vegas Sands Corp.	3,052	138,988
MGM Resorts International	4,063	68,258
		207,246
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	12,035	1,253,445
Chemicals-Diversified — 1.2%
Celanese Corp.	36,195	3,125,076
DuPont de Nemours, Inc.	15,498	823,409
Eastman Chemical Co.	2,870	199,867
FMC Corp.	33,299	3,317,246
LyondellBasell Industries NV, Class A	5,427	356,662
PPG Industries, Inc.	2,442	258,999
		8,081,259
Chemicals-Specialty — 0.2%
Albemarle Corp.	2,246	173,414
Ecolab, Inc.	2,559	509,113
International Flavors & Fragrances, Inc.	2,257	276,392
		958,919
Commercial Services — 0.0%
Nielsen Holdings PLC	7,529	111,881
Quanta Services, Inc.	1,599	62,729
		174,610
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	3,449	513,522
Equifax, Inc.	1,025	176,177
Global Payments, Inc.	3,222	546,516
H&R Block, Inc.	4,065	58,048
IHS Markit, Ltd.	2,275	171,762
		1,466,025
Computer Services — 1.1%
Accenture PLC, Class A	4,978	1,068,876
Amdocs, Ltd.	44,952	2,736,678
Cognizant Technology Solutions Corp., Class A	11,417	648,714
DXC Technology Co.	5,359	88,423
International Business Machines Corp.	18,753	2,264,800
Leidos Holdings, Inc.	1,410	132,075
		6,939,566
Computer Software — 0.0%
Akamai Technologies, Inc.†	960	102,807
Citrix Systems, Inc.	1,176	173,942
		276,749
Computers — 0.1%
Hewlett Packard Enterprise Co.	27,135	264,023
HP, Inc.	30,202	526,421
		790,444
Computers-Memory Devices — 0.1%
NetApp, Inc.	2,523	111,946
Seagate Technology PLC	1,908	92,366
Western Digital Corp.	6,330	279,469
		483,781
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,062	180,752
Consumer Products-Misc. — 1.0%
Clorox Co.	2,642	579,575
Kimberly-Clark Corp.	40,988	5,793,654
		6,373,229
Containers-Metal/Glass — 0.0%
Ball Corp.	1,997	138,771
Containers-Paper/Plastic — 0.6%
Amcor PLC	33,253	339,513
Packaging Corp. of America	2,003	199,899
Sealed Air Corp.	94,048	3,089,477
WestRock Co.	5,476	154,752
		3,783,641
Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	55,310	4,052,011
Coty, Inc., Class A	3,331	14,890
Procter & Gamble Co.	43,441	5,194,240
Unilever NV	97,800	5,209,806
		14,470,947
Cruise Lines — 0.1%
Carnival Corp.	10,006	164,298
Norwegian Cruise Line Holdings, Ltd.†	5,414	88,952
Royal Caribbean Cruises, Ltd.	3,626	182,388
		435,638
Data Processing/Management — 0.3%
Broadridge Financial Solutions, Inc.	728	91,866
Fidelity National Information Services, Inc.	13,049	1,749,741
Jack Henry & Associates, Inc.	777	142,991
Paychex, Inc.	2,225	168,544
		2,153,142
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,175	95,830
Diagnostic Equipment — 0.1%
Danaher Corp.	4,784	845,955
Dialysis Centers — 0.0%
DaVita, Inc.†	1,801	142,531
Distribution/Wholesale — 0.1%
Fastenal Co.	3,629	155,466
LKQ Corp.†	3,082	80,748
WW Grainger, Inc.	915	287,457
		523,671
Diversified Banking Institutions — 4.5%
Bank of America Corp.	487,143	11,569,646
Citigroup, Inc.	43,969	2,246,816
Goldman Sachs Group, Inc.	6,537	1,291,842
JPMorgan Chase & Co.	143,411	13,489,239
Morgan Stanley	25,292	1,221,603
		29,819,146
Diversified Manufacturing Operations — 1.8%
3M Co.	12,148	1,894,967
A.O. Smith Corp.	2,853	134,433
Eaton Corp. PLC	8,448	739,031
General Electric Co.	184,744	1,261,802

Illinois Tool Works, Inc.	2,368	414,045
Parker-Hannifin Corp.	1,220	223,589
Siemens AG	33,030	3,879,959
Textron, Inc.	4,808	158,231
Trane Technologies PLC	32,782	2,916,942
		11,622,999
Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	19,828	4,744,246
E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	1,400	2,229,276
Expedia Group, Inc.	2,861	235,174
		2,464,450
Electric Products-Misc. — 0.8%
Emerson Electric Co.	88,965	5,518,499
Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	11,504	214,780
Consolidated Edison, Inc.	7,056	507,538
Sempra Energy	23,614	2,768,269
		3,490,587
Electric-Integrated — 5.5%
AES Corp.	14,043	203,483
Alliant Energy Corp.	5,270	252,117
Ameren Corp.	5,214	366,857
American Electric Power Co., Inc.	10,467	833,592
CMS Energy Corp.	6,045	353,149
Dominion Energy, Inc.	71,291	5,787,403
DTE Energy Co.	4,068	437,310
Duke Energy Corp.	15,521	1,239,973
Edison International	7,982	433,502
Entergy Corp.	30,728	2,882,594
Evergy, Inc.	4,789	283,940
Eversource Energy	58,666	4,885,118
Exelon Corp.	109,591	3,977,057
FirstEnergy Corp.	72,342	2,805,423
NextEra Energy, Inc.	4,859	1,166,986
Pinnacle West Capital Corp.	54,166	3,969,826
PPL Corp.	16,237	419,564
Public Service Enterprise Group, Inc.	10,679	524,980
Southern Co.	22,302	1,156,359
WEC Energy Group, Inc.	6,662	583,924
Xcel Energy, Inc.	68,699	4,293,687
		36,856,844
Electronic Components-Misc. — 0.7%
Gentex Corp.	90,892	2,342,287
nVent Electric PLC	137,164	2,569,082
		4,911,369
Electronic Components-Semiconductors — 2.7%
Intel Corp.	180,528	10,800,990
IPG Photonics Corp.†	375	60,146
Micron Technology, Inc.†	47,030	2,422,986
Skyworks Solutions, Inc.	1,480	189,233
Texas Instruments, Inc.	34,046	4,322,821
Xilinx, Inc.	1,952	192,057
		17,988,233
Electronic Connectors — 0.4%
TE Connectivity, Ltd.	31,833	2,595,981
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	2,804	247,790
FLIR Systems, Inc.	1,437	58,299
Fortive Corp.	6,261	423,619
		729,708
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,748	233,030
Enterprise Software/Service — 0.6%
Oracle Corp.	68,874	3,806,666
Entertainment Software — 0.2%
Activision Blizzard, Inc.	16,273	1,235,121
Electronic Arts, Inc.†	2,866	378,455
		1,613,576
Finance-Credit Card — 0.2%
American Express Co.	5,576	530,835
Capital One Financial Corp.	9,616	601,866
Discover Financial Services	2,458	123,121
		1,255,822
Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp.	6,534	220,457
Finance-Other Services — 0.2%
CME Group, Inc.	3,711	603,186
Intercontinental Exchange, Inc.	5,201	476,412
Nasdaq, Inc.	1,286	153,638
		1,233,236
Food-Confectionery — 1.3%
Hershey Co.	1,027	133,120
J.M. Smucker Co.	2,409	254,896
Mondelez International, Inc., Class A	167,159	8,546,840
		8,934,856
Food-Meat Products — 0.1%
Hormel Foods Corp.	5,919	285,710
Tyson Foods, Inc., Class A	3,232	192,983
		478,693
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	2,001	99,310
Conagra Brands, Inc.	10,287	361,794
General Mills, Inc.	12,802	789,243
Kellogg Co.	5,283	348,995
Kraft Heinz Co.	13,161	419,704
Lamb Weston Holdings, Inc.	1,388	88,735
McCormick & Co., Inc.	1,280	229,645
		2,337,426
Food-Retail — 0.4%
Koninklijke Ahold Delhaize NV	70,830	1,928,793
Kroger Co.	16,605	562,079
		2,490,872
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	61,597	3,366,892
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,583	257,215

NiSource, Inc.	8,085	183,853
		441,068
Gold Mining — 0.2%
Newmont Corp.	16,951	1,046,555
Home Decoration Products — 0.0%
Newell Brands, Inc.	8,062	128,025
Home Furnishings — 0.0%
Leggett & Platt, Inc.	950	33,392
Human Resources — 0.0%
Robert Half International, Inc.	2,420	127,849
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,052	224,076
Industrial Gases — 0.1%
Linde PLC	3,217	682,358
Instruments-Controls — 0.5%
ABB, Ltd.	86,820	1,951,501
Honeywell International, Inc.	8,005	1,157,443
Mettler-Toledo International, Inc.†	187	150,638
		3,259,582
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,012	99,267
Waters Corp.†	497	89,659
		188,926
Insurance Brokers — 0.2%
Aon PLC, Class A	1,806	347,836
Arthur J. Gallagher & Co.	1,962	191,275
Marsh & McLennan Cos., Inc.	4,203	451,276
Willis Towers Watson PLC	1,414	278,487
		1,268,874
Insurance-Life/Health — 0.8%
Aflac, Inc.	111,934	4,032,982
Globe Life, Inc.	2,068	153,507
Lincoln National Corp.	4,081	150,140
Principal Financial Group, Inc.	5,379	223,444
Prudential Financial, Inc.	8,343	508,089
Unum Group	4,296	71,271
		5,139,433
Insurance-Multi-line — 2.5%
Allstate Corp.	6,634	643,432
American International Group, Inc.(2)	18,191	567,195
Chubb, Ltd.	86,576	10,962,253
Cincinnati Financial Corp.	1,721	110,196
Hartford Financial Services Group, Inc.	7,563	291,554
Loews Corp.	5,112	175,290
MetLife, Inc.	108,662	3,968,336
		16,718,256
Insurance-Property/Casualty — 3.7%
Assurant, Inc.	27,640	2,854,936
Berkshire Hathaway, Inc., Class B†	92,269	16,470,939
Progressive Corp.	57,175	4,580,289
Travelers Cos., Inc.	5,340	609,027
WR Berkley Corp.	2,982	170,839
		24,686,030
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	845	174,239
Internet Brokers — 0.0%
E*TRADE Financial Corp.	4,669	232,189
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	16,572	493,680
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,286	179,371
Internet Security — 0.0%
NortonLifeLock, Inc.	4,349	86,241
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	12,794	1,919,612
BlackRock, Inc.	12,156	6,613,958
Franklin Resources, Inc.	5,858	122,842
Invesco, Ltd.	7,948	85,521
Raymond James Financial, Inc.	2,576	177,306
T. Rowe Price Group, Inc.	1,250	154,375
		9,073,614
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,687	592,905
Machinery-Farming — 0.5%
Deere & Co.	20,961	3,294,021
Machinery-General Industrial — 0.1%
IDEX Corp.	685	108,258
Otis Worldwide Corp.	4,041	229,771
Westinghouse Air Brake Technologies Corp.	3,818	219,802
		557,831
Machinery-Pumps — 0.1%
Dover Corp.	1,247	120,410
Flowserve Corp.	2,748	78,373
Ingersoll Rand, Inc.†	1,972	55,453
Xylem, Inc.	1,558	101,208
		355,444
Medical Information Systems — 0.5%
Cerner Corp.	48,878	3,350,587
Medical Instruments — 2.5%
Boston Scientific Corp.†	12,372	434,381
Medtronic PLC	173,382	15,899,129
		16,333,510
Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,163	165,006
Laboratory Corp. of America Holdings†	2,053	341,024
Quest Diagnostics, Inc.	19,355	2,205,696
		2,711,726
Medical Products — 1.5%
Abbott Laboratories	15,691	1,434,628
ABIOMED, Inc.†	408	98,557
Baxter International, Inc.	5,911	508,937
Cooper Cos., Inc.	446	126,503
Henry Schein, Inc.†	3,015	176,046

Hologic, Inc.†	42,639	2,430,423
STERIS PLC	825	126,588
Stryker Corp.	2,315	417,140
Varian Medical Systems, Inc.†	863	105,735
Zimmer Biomet Holdings, Inc.	39,128	4,670,318
		10,094,875
Medical-Biomedical/Gene — 1.1%
Alexion Pharmaceuticals, Inc.†	1,959	219,878
Amgen, Inc.	5,094	1,201,471
Bio-Rad Laboratories, Inc., Class A†	126	56,888
Biogen, Inc.†	11,070	2,961,778
Gilead Sciences, Inc.	26,485	2,037,756
Illumina, Inc.†	1,242	459,975
Regeneron Pharmaceuticals, Inc.†	703	438,426
		7,376,172
Medical-Drugs — 8.6%
AbbVie, Inc.	17,494	1,717,561
AstraZeneca PLC ADR	63,284	3,347,091
Bristol-Myers Squibb Co.	21,505	1,264,494
Eli Lilly & Co.	34,367	5,642,374
Johnson & Johnson	107,934	15,178,758
Merck & Co., Inc.	111,554	8,626,471
Pfizer, Inc.	551,064	18,019,793
Roche Holding AG ADR	77,925	3,380,386
		57,176,928
Medical-Generic Drugs — 0.1%
Mylan NV†	10,918	175,562
Perrigo Co. PLC	2,879	159,122
		334,684
Medical-HMO — 4.0%
Anthem, Inc.	24,625	6,475,882
Centene Corp.†	62,001	3,940,164
Humana, Inc.	2,792	1,082,598
UnitedHealth Group, Inc.	51,812	15,281,949
		26,780,593
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	5,562	539,848
Universal Health Services, Inc., Class B	1,640	152,339
		692,187
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,136	316,014
Cardinal Health, Inc.	6,167	321,856
McKesson Corp.	15,788	2,422,195
		3,060,065
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	13,800	159,666
Multimedia — 0.8%
Walt Disney Co.	44,968	5,014,382
Networking Products — 2.8%
Cisco Systems, Inc.	404,891	18,884,116
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	22,756	1,867,130
Waste Management, Inc.	3,444	364,754
		2,231,884
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	510	58,186
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	3,029	40,891
Cabot Oil & Gas Corp.	3,115	53,516
Concho Resources, Inc.	4,154	213,931
ConocoPhillips	56,210	2,361,944
Devon Energy Corp.	8,083	91,661
Diamondback Energy, Inc.	3,333	139,386
EOG Resources, Inc.	6,147	311,407
Marathon Oil Corp.	16,692	102,155
Noble Energy, Inc.	10,132	90,783
Occidental Petroleum Corp.	19,009	347,865
Pioneer Natural Resources Co.	25,923	2,532,677
		6,286,216
Oil Companies-Integrated — 2.4%
Chevron Corp.	86,092	7,681,989
Exxon Mobil Corp.	89,302	3,993,586
TOTAL SA ADR	104,190	4,007,147
		15,682,722
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,658	69,310
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	3,146	91,863
Marathon Petroleum Corp.	13,734	513,377
Phillips 66	4,611	331,531
Valero Energy Corp.	8,611	506,499
		1,443,270
Oil-Field Services — 0.2%
Baker Hughes Co.	13,835	212,921
Halliburton Co.	18,529	240,506
Schlumberger, Ltd.	29,311	539,029
TechnipFMC PLC	8,883	60,760
		1,053,216
Paper & Related Products — 0.3%
International Paper Co.	8,301	292,278
Mondi PLC	102,030	1,906,515
		2,198,793
Pharmacy Services — 0.5%
Cigna Corp.	7,793	1,462,356
CVS Health Corp.	27,607	1,793,627
		3,255,983
Pipelines — 0.2%
Kinder Morgan, Inc.	41,077	623,138
ONEOK, Inc.	9,291	308,647
Williams Cos., Inc.	25,623	487,350
		1,419,135
Private Equity — 0.4%
Blackstone Group, Inc., Class A	47,000	2,663,020
Publishing-Newspapers — 0.0%
News Corp., Class A	8,213	97,406

News Corp., Class B	2,572	30,736
		128,142
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	1,226	198,919
Apartment Investment & Management Co., Class A	3,144	118,340
AvalonBay Communities, Inc.	2,972	459,590
Boston Properties, Inc.	1,709	154,459
Crown Castle International Corp.	3,697	618,693
Digital Realty Trust, Inc.	5,667	805,337
Duke Realty Corp.	3,190	112,894
Equity Residential	7,388	434,562
Essex Property Trust, Inc.	691	158,356
Extra Space Storage, Inc.	1,145	105,764
Federal Realty Investment Trust	862	73,451
Gaming and Leisure Properties, Inc.	90,306	3,124,588
Healthpeak Properties, Inc.	6,025	166,049
Highwoods Properties, Inc.	67,417	2,516,677
Host Hotels & Resorts, Inc.	201,597	2,175,232
Iron Mountain, Inc.	6,080	158,688
Kimco Realty Corp.	9,135	117,293
Mid-America Apartment Communities, Inc.	1,328	152,282
Prologis, Inc.	6,708	626,058
Public Storage	1,778	341,180
Realty Income Corp.	3,989	237,345
Regency Centers Corp.	3,583	164,424
Simon Property Group, Inc.	3,875	264,972
SL Green Realty Corp.	1,617	79,702
UDR, Inc.	3,301	123,391
Ventas, Inc.	7,880	288,566
Vornado Realty Trust	3,350	128,004
Welltower, Inc.	8,817	456,280
Weyerhaeuser Co.	69,090	1,551,761
		15,912,857
Retail-Apparel/Shoe — 0.0%
Gap, Inc.	4,496	56,740
L Brands, Inc.	4,929	73,787
		130,527
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	14,839	2,113,816
Genuine Parts Co.	3,047	264,967
		2,378,783
Retail-Building Products — 0.4%
Home Depot, Inc.	6,588	1,650,360
Lowe's Cos., Inc.	5,422	732,620
		2,382,980
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,801	418,983
Retail-Discount — 1.4%
Costco Wholesale Corp.	3,823	1,159,172
Dollar Tree, Inc.†	5,010	464,327
Target Corp.	3,802	455,974
Walmart, Inc.	61,026	7,309,694
		9,389,167
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	15,563	659,716
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,246	164,210
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	50,339	2,545,140
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	535	108,830
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	3,332	69,206
Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	1,481	112,216
McDonald's Corp.	30,394	5,606,781
		5,718,997
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	8,969	103,771
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	19,362	2,374,556
Maxim Integrated Products, Inc.	53,854	3,264,091
		5,638,647
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	26,540	1,604,343
KLA Corp.	14,852	2,888,417
		4,492,760
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	350	61,071
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,389	184,670
Software Tools — 0.3%
VMware, Inc., Class A†	12,900	1,997,694
Steel-Producers — 0.0%
Nucor Corp.	6,360	263,368
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	161,359	4,179,198
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,998	159,974
Telephone-Integrated — 2.6%
AT&T, Inc.	150,484	4,549,131
CenturyLink, Inc.	20,862	209,246
Verizon Communications, Inc.	223,627	12,328,557
		17,086,934
Television — 0.0%
ViacomCBS, Inc., Class B	11,417	266,244
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,256	127,811
Theaters — 0.0%
Live Nation Entertainment, Inc.†	990	43,887
Tobacco — 0.3%
Altria Group, Inc.	23,942	939,723

Philip Morris International, Inc.	18,417	1,290,295
		2,230,018
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,148	159,009
Stanley Black & Decker, Inc.	3,255	453,682
		612,691
Toys — 0.0%
Hasbro, Inc.	2,691	201,690
Transport-Rail — 1.2%
CSX Corp.	8,084	563,778
Norfolk Southern Corp.	18,989	3,333,899
Union Pacific Corp.	25,546	4,319,062
		8,216,739
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,843	224,768
Expeditors International of Washington, Inc.	1,687	128,279
FedEx Corp.	5,076	711,757
United Parcel Service, Inc., Class B	37,639	4,184,704
		5,249,508
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	731	87,969
Knight-Swift Transportation Holdings, Inc.	63,313	2,640,785
		2,728,754
Water — 0.0%
American Water Works Co., Inc.	1,912	245,998
Water Treatment Systems — 0.0%
Pentair PLC	3,500	132,965
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,009	208,691
Total Common Stocks (cost $647,614,587)		646,170,835
RIGHTS — 0.0%
Cellular Telecom — 0.0%
T-Mobile US, Inc.† Expires 07/27/2020 (strike price $103.00) (cost $2,994)	8,091	1,359
EXCHANGE-TRADED FUNDS — 1.8%
iShares Russell 1000 Value ETF	50,020	5,633,252
iShares S&P 500 Value ETF	56,453	6,108,779
Total Exchange-Traded Funds (cost $11,804,109)		11,742,031
Total Long-Term Investment Securities (cost $659,421,690)		657,914,225
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 02/25/2021(3) (cost $99,955)	$100,000	99,894
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(1)	550,000	550,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	455,000	455,000
BNP Paribas SA Joint Repurchase Agreement(1)	400,000	400,000
Deutsche Bank AG Joint Repurchase Agreement(1)	610,000	610,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	595,000	595,000
Total Repurchase Agreements (cost $2,610,000)		2,610,000
TOTAL INVESTMENTS (cost $662,131,645)	99.3%	660,624,119
Other assets less liabilities	0.7	4,911,217
NET ASSETS	100.0%	$665,535,336

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Security represents an investment in an affiliated company (see Note 3).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
4	Long	S&P 500 E-Mini Index	September 2020	$623,658	$618,040	$(5,618)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	150,139,386	USD	1,410,066	09/30/2020	$17,827	$-
	USD	41,606	JPY	4,460,828	09/30/2020	-	(241)
						17,827	(241)
Credit Suisse AG	EUR	11,641,454	USD	13,138,312	09/30/2020	33,083	-

						33,083	-
JPMorgan Chase Bank	GBP	1,360,723	USD	1,697,650	09/30/2020	10,698	-
	USD	52,492	GBP	42,496	09/30/2020	192	-
						10,890	-
UBS AG	CHF	1,549,737	USD	1,640,355	09/30/2020	280	-

						280	-
Net Unrealized Appreciation (Depreciation)						$62,080	$(241)

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

CHF — Swiss Franc

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$636,504,067	$9,666,768	**	$-	$646,170,835
Rights	1,359	-		-	1,359
Exchange-Traded Funds	11,742,031	-		-	11,742,031
Short-Term Investment Securities	-	99,894		-	99,894
Repurchase Agreements	-	2,610,000		-	2,610,000
Total Investments at Value	$648,247,457	$12,376,662			$660,624,119

Other Financial Instruments:†
Forward Foreign Currency Contracts	$-	$62,080		$-	$62,080

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,618	$-		$-	$5,618
Forward Foreign Currency Contracts	-	241		-	241
Total Other Financial Instruments	$5,618	$241		$-	$5,859

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	2,600	$44,616
Omnicom Group, Inc.	1,200	65,520
		110,136
Advertising Services — 0.5%
Trade Desk, Inc., Class A†	2,561	1,041,046
ZoomInfo Technologies, Inc.† Class A	828	42,253
		1,083,299
Aerospace/Defense — 0.2%
TransDigm Group, Inc.	1,048	463,268
Aerospace/Defense-Equipment — 0.3%
HEICO Corp.	982	97,856
HEICO Corp., Class A	1,710	138,920
Hexcel Corp.	1,300	58,786
L3Harris Technologies, Inc.	2,435	413,147
		708,709
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,900	81,606
Airlines — 0.1%
Alaska Air Group, Inc.	1,900	68,894
Copa Holdings SA, Class A	1,000	50,560
United Airlines Holdings, Inc.†	1,600	55,376
		174,830
Apparel Manufacturers — 0.0%
VF Corp.	518	31,567
Applications Software — 1.1%
CDK Global, Inc.	2,423	100,361
Cloudflare, Inc., Class A†	2,983	107,239
Elastic NV†	1,495	137,854
Five9, Inc.†	4,127	456,735
HubSpot, Inc.†	2,032	455,879
Medallia, Inc.†	2,240	56,538
PTC, Inc.†	2,854	222,013
RealPage, Inc.†	7,226	469,762
ServiceNow, Inc.†	508	205,770
Smartsheet, Inc., Class A†	5,521	281,129
		2,493,280
Athletic Equipment — 0.7%
Peloton Interactive, Inc., Class A†	26,588	1,535,989
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,800	73,530
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	203	13,372
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	840	143,648
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,500	112,275
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	1,997	73,450
Aptiv PLC	1,645	128,178
		201,628
Banks-Commercial — 0.2%
First Republic Bank	1,700	180,183
Signature Bank	1,100	117,612
SVB Financial Group†	436	93,971
Webster Financial Corp.	2,100	60,081
		451,847
Banks-Super Regional — 0.0%
Fifth Third Bancorp	3,300	63,624
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,347	63,969
Beverages-Non-alcoholic — 0.9%
Monster Beverage Corp.†	29,226	2,025,946
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,051	60,506
Brown-Forman Corp., Class B	8,397	534,553
		595,059
Brewery — 0.7%
Boston Beer Co., Inc., Class A†	2,811	1,508,523
Constellation Brands, Inc., Class A	750	131,213
		1,639,736
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	482	37,576
Fortune Brands Home & Security, Inc.	2,244	143,459
Trex Co., Inc.†	1,582	205,771
		386,806
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	393	17,422
Building Products-Air & Heating — 0.1%
Carrier Global Corp.	8,532	189,581
Building Products-Cement — 0.2%
Eagle Materials, Inc.	1,100	77,242
Vulcan Materials Co.	3,300	382,305
		459,547
Building-Maintenance & Services — 0.2%
Rollins, Inc.	7,748	328,438
ServiceMaster Global Holdings, Inc.†	5,100	182,019
		510,457
Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	6,653	708,744
Building-Residential/Commercial — 0.6%
Lennar Corp., Class A	16,909	1,041,933
NVR, Inc.†	99	322,616
		1,364,549
Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	13,638	307,400
Cable One, Inc.	139	246,704
Sirius XM Holdings, Inc.	19,417	113,978
		668,082
Casino Hotels — 0.1%
MGM Resorts International	4,800	80,640
Wynn Resorts, Ltd.	2,512	187,119
		267,759
Chemicals-Diversified — 0.1%
Celanese Corp.	900	77,706
FMC Corp.	698	69,535

PPG Industries, Inc.	1,700	180,302
		327,543
Chemicals-Specialty — 0.1%
NewMarket Corp.	156	62,475
Valvoline, Inc.	3,614	69,859
W.R. Grace & Co.	550	27,945
		160,279
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	2,300	51,865
RPM International, Inc.	5,923	444,580
		496,445
Commercial Services — 2.4%
Cintas Corp.	4,409	1,174,381
CoreLogic, Inc.	1,504	101,099
CoStar Group, Inc.†	5,783	4,109,805
Morningstar, Inc.	496	69,921
Nielsen Holdings PLC	4,600	68,356
Quanta Services, Inc.	755	29,619
		5,553,181
Commercial Services-Finance — 4.9%
Avalara, Inc.†	3,988	530,763
Equifax, Inc.	4,804	825,712
Euronet Worldwide, Inc.†	3,100	297,042
FleetCor Technologies, Inc.†	4,441	1,117,045
Global Payments, Inc.	5,326	903,396
H&R Block, Inc.	3,710	52,979
IHS Markit, Ltd.	11,012	831,406
MarketAxess Holdings, Inc.	1,882	942,731
Square, Inc., Class A†	38,266	4,015,634
StoneCo, Ltd., Class A†	7,232	280,312
TransUnion	11,035	960,486
WEX, Inc.†	1,847	304,774
		11,062,280
Communications Software — 0.6%
RingCentral, Inc., Class A†	4,489	1,279,410
Computer Aided Design — 1.7%
ANSYS, Inc.†	3,044	888,026
Aspen Technology, Inc.†	1,723	178,520
Autodesk, Inc.†	266	63,624
Cadence Design Systems, Inc.†	13,456	1,291,238
Synopsys, Inc.†	6,827	1,331,265
		3,752,673
Computer Data Security — 0.7%
Crowdstrike Holdings, Inc., Class A†	4,204	421,619
Fortinet, Inc.†	7,058	968,852
Zscaler, Inc.†	1,924	210,678
		1,601,149
Computer Services — 1.0%
CACI International, Inc., Class A†	109	23,640
EPAM Systems, Inc.†	2,146	540,814
Genpact, Ltd.	5,296	193,410
Globant SA†	989	148,202
Leidos Holdings, Inc.	14,251	1,334,891
Science Applications International Corp.	205	15,924
		2,256,881
Computer Software — 4.9%
Akamai Technologies, Inc.†	3,605	386,059
Bill.com Holdings, Inc.†	440	39,692
Citrix Systems, Inc.	3,417	505,408
Datadog, Inc., Class A†	6,850	595,608
Dropbox, Inc., Class A†	6,713	146,142
Dynatrace, Inc.†	6,846	277,948
Fastly, Inc., Class A†	1,993	169,664
MongoDB, Inc.†	1,943	439,779
Nutanix, Inc., Class A†	4,874	115,538
Slack Technologies, Inc., Class A†	35,552	1,105,312
Splunk, Inc.†	28,053	5,574,131
SS&C Technologies Holdings, Inc.	7,343	414,733
Teradata Corp.†	2,302	47,882
Twilio, Inc., Class A†	5,525	1,212,295
Zoom Video Communications, Inc., Class A†	499	126,516
		11,156,707
Computers-Memory Devices — 0.2%
NetApp, Inc.	3,283	145,667
Pure Storage, Inc., Class A†	14,150	245,219
		390,886
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	219	17,833
Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.	9,165	712,945
Gartner, Inc.†	4,567	554,114
Verisk Analytics, Inc.	7,085	1,205,867
		2,472,926
Consumer Products-Misc. — 0.5%
Clorox Co.	4,298	942,852
Reynolds Consumer Products, Inc.	5,850	203,229
		1,146,081
Containers-Metal/Glass — 0.5%
Ball Corp.	14,778	1,026,923
Crown Holdings, Inc.†	365	23,773
		1,050,696
Containers-Paper/Plastic — 0.1%
Amcor PLC	6,585	67,233
Berry Global Group, Inc.†	1,235	54,735
Graphic Packaging Holding Co.	1,657	23,181
Sealed Air Corp.	5,200	170,820
		315,969
Data Processing/Management — 2.6%
Broadridge Financial Solutions, Inc.	5,887	742,880
DocuSign, Inc.†	8,379	1,442,948
Fair Isaac Corp.†	3,979	1,663,381
Fidelity National Information Services, Inc.	2,900	388,861
Fiserv, Inc.†	5,900	575,958
Jack Henry & Associates, Inc.	1,633	300,521

Paychex, Inc.	9,288	703,566
		5,818,115
Decision Support Software — 0.7%
MSCI, Inc.	4,449	1,485,165
Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	8,753	2,402,173
Diagnostic Equipment — 0.4%
10X Genomics, Inc., Class A†	1,488	132,893
Adaptive Biotechnologies Corp.†	1,946	94,148
Avantor, Inc.†	25,338	430,746
Repligen Corp.†	1,428	176,515
		834,302
Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	3,829	1,264,182
Quidel Corp.†	2,016	451,060
		1,715,242
Dialysis Centers — 0.1%
DaVita, Inc.†	1,979	156,618
Disposable Medical Products — 0.4%
ICU Medical, Inc.†	513	94,551
Teleflex, Inc.	1,949	709,397
		803,948
Distribution/Wholesale — 1.8%
Copart, Inc.†	23,350	1,944,354
Fastenal Co.	15,108	647,227
HD Supply Holdings, Inc.†	6,300	218,295
IAA, Inc.†	7,374	284,415
KAR Auction Services, Inc.	3,100	42,656
Pool Corp.	2,071	563,043
Watsco, Inc.	600	106,620
WW Grainger, Inc.	894	280,859
		4,087,469
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	2,500	117,800
Trane Technologies PLC	20,815	1,852,119
		1,969,919
Drug Delivery Systems — 1.5%
DexCom, Inc.†	8,498	3,445,089
E-Commerce/Products — 0.3%
Chewy, Inc., Class A†	2,638	117,892
Etsy, Inc.†	3,229	343,017
Wayfair, Inc., Class A†	1,642	324,476
		785,385
E-Commerce/Services — 1.4%
Expedia Group, Inc.	414	34,031
GrubHub, Inc.†	241	16,942
IAC/InterActiveCorp†	2,901	938,184
Match Group, Inc.†	10,802	1,156,354
Match Group, Inc.†	7,699	824,178
MercadoLibre, Inc.†	165	162,652
Trip.com Group, Ltd . ADR†	2,500	64,800
Zillow Group, Inc., Class A†	173	9,944
Zillow Group, Inc., Class C†	408	23,505
		3,230,590
E-Services/Consulting — 0.5%
CDW Corp.	8,832	1,026,102
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,000	178,740
Littelfuse, Inc.	952	162,440
		341,180
Electronic Components-Misc. — 0.1%
Hubbell, Inc.	1,800	225,648
Jabil, Inc.	764	24,509
Sensata Technologies Holding PLC†	2,000	74,460
		324,617
Electronic Components-Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	35,855	1,886,332
Inphi Corp.†	3,208	376,940
IPG Photonics Corp.†	562	90,139
Marvell Technology Group, Ltd.	50,303	1,763,623
Microchip Technology, Inc.	11,769	1,239,393
Monolithic Power Systems, Inc.	2,791	661,467
Skyworks Solutions, Inc.	4,200	537,012
Xilinx, Inc.	11,685	1,149,687
		7,704,593
Electronic Connectors — 0.5%
Amphenol Corp., Class A	11,685	1,119,540
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	14,576	1,288,081
FLIR Systems, Inc.	1,200	48,684
Fortive Corp.	12,589	851,772
Keysight Technologies, Inc.†	5,720	576,461
		2,764,998
Electronic Security Devices — 0.2%
Allegion PLC	3,688	376,987
Electronics-Military — 0.0%
Mercury Systems, Inc.†	1,216	95,651
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,890	137,477
SolarEdge Technologies, Inc.†	1,337	185,549
		323,026
Enterprise Software/Service — 6.4%
Alteryx, Inc., Class A†	7,728	1,269,556
Atlassian Corp. PLC, Class A†	2,862	515,933
Black Knight, Inc.†	10,140	735,758
Ceridian HCM Holding, Inc.†	6,311	500,273
Coupa Software, Inc.†	3,509	972,133
Everbridge, Inc.†	938	129,782
Guidewire Software, Inc.†	24,773	2,746,087
Manhattan Associates, Inc.†	1,543	145,351
New Relic, Inc.†	2,427	167,220
Paycom Software, Inc.†	3,138	971,933
Pegasystems, Inc.	969	98,034
Pluralsight, Inc., Class A†	2,568	46,352
Tyler Technologies, Inc.†	2,052	711,798
Veeva Systems, Inc., Class A†	11,748	2,753,966

Workday, Inc., Class A†	14,692	2,752,693
		14,516,869
Entertainment Software — 0.5%
Electronic Arts, Inc.†	1,300	171,665
Take-Two Interactive Software, Inc.†	4,345	606,432
Zynga, Inc., Class A†	44,371	423,299
		1,201,396
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	358	16,654
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	18	7,542
Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	205	59,354
SLM Corp.	2,364	16,619
		75,973
Finance-Credit Card — 0.1%
Discover Financial Services	3,100	155,279
Western Union Co.	2,176	47,045
		202,324
Finance-Investment Banker/Broker — 0.3%
Lazard, Ltd., Class A	2,600	74,438
Tradeweb Markets, Inc.	8,095	470,644
Virtu Financial, Inc., Class A	1,527	36,037
		581,119
Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	5,203	485,336
Nasdaq, Inc.	1,106	132,134
		617,470
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,694	166,232
Food-Catering — 0.6%
Aramark	55,962	1,263,062
Food-Confectionery — 0.3%
Hershey Co.	5,101	661,192
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,151	55,559
Tyson Foods, Inc., Class A	3,200	191,072
		246,631
Food-Misc./Diversified — 0.5%
Beyond Meat, Inc.†	1,125	150,728
Campbell Soup Co.	2,391	118,665
Conagra Brands, Inc.	2,596	91,301
Kellogg Co.	2,328	153,788
Lamb Weston Holdings, Inc.	914	58,432
McCormick & Co., Inc.	3,647	654,308
		1,227,222
Food-Retail — 0.0%
Grocery Outlet Holding Corp.†	1,016	41,453
Sprouts Farmers Market, Inc.†	2,718	69,553
		111,006
Funeral Services & Related Items — 0.1%
Service Corp. International	5,700	221,673
Garden Products — 0.2%
Scotts Miracle-Gro Co.	1,038	139,580
Toro Co.	5,234	347,223
		486,803
Gas-Distribution — 0.0%
Atmos Energy Corp.	704	70,104
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	131,968
Royal Gold, Inc.	1,284	159,627
		291,595
Healthcare Safety Devices — 1.2%
Tandem Diabetes Care, Inc.†	27,340	2,704,473
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	958	68,928
Hotels/Motels — 0.3%
Choice Hotels International, Inc.	991	78,190
Hilton Worldwide Holdings, Inc.	5,713	419,620
Marriott International, Inc., Class A	836	71,670
		569,480
Human Resources — 0.2%
ManpowerGroup, Inc.	700	48,125
Paylocity Holding Corp.†	2,047	298,637
Robert Half International, Inc.	2,300	121,509
		468,271
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,309	75,181
Industrial Automated/Robotic — 0.5%
Cognex Corp.	7,506	448,258
Rockwell Automation, Inc.	3,522	750,186
		1,198,444
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,047	843,411
Woodward, Inc.	1,200	93,060
		936,471
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	591	57,971
Waters Corp.†	124	22,370
		80,341
Insurance Brokers — 0.2%
Brown & Brown, Inc.	342	13,940
Selectquote, Inc.†	2,327	58,943
Selectquote, Inc. Lock-Up Shares†(1)	7,389	177,805
Willis Towers Watson PLC	1,123	221,175
		471,863
Insurance-Life/Health — 0.0%
Lincoln National Corp.	653	24,024
Primerica, Inc.	679	79,171
		103,195
Insurance-Property/Casualty — 0.1%
Alleghany Corp.	35	17,120
Assurant, Inc.	1,750	180,757

Erie Indemnity Co., Class A	393	75,417
		273,294
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,502	101,481
RenaissanceRe Holdings, Ltd.	452	77,306
		178,787
Internet Application Software — 0.9%
Anaplan, Inc.†	5,765	261,212
Okta, Inc.†	5,547	1,110,676
Zendesk, Inc.†	6,492	574,737
		1,946,625
Internet Content-Entertainment — 1.3%
Pinterest, Inc., Class A†	9,124	202,279
Roku, Inc.†	9,859	1,148,869
Snap, Inc., Class A†	68,210	1,602,253
		2,953,401
Internet Content-Information/News — 1.9%
Spotify Technology SA†	16,798	4,337,076
Internet Gambling — 0.3%
DraftKings, Inc., Class A†	394	13,104
DraftKings, Inc., Class A Lock-Up Shares†(1)	23,175	747,149
		760,253
Internet Security — 0.8%
FireEye, Inc.†	1,355	16,497
NortonLifeLock, Inc.	18,592	368,680
Palo Alto Networks, Inc.†	4,675	1,073,707
Proofpoint, Inc.†	3,949	438,813
		1,897,697
Investment Management/Advisor Services — 0.1%
Ares Management Corp., Class A	2,683	106,515
LPL Financial Holdings, Inc.	170	13,328
T. Rowe Price Group, Inc.	1,573	194,266
		314,109
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,325	173,549
Lighting Products & Systems — 0.1%
Universal Display Corp.	1,174	175,654
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	665	56,020
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	4,468	253,067
Vertiv Holdings Co.†	5,451	73,916
		326,983
Machinery-General Industrial — 0.4%
IDEX Corp.	1,050	165,942
Middleby Corp.†	800	63,152
Nordson Corp.	2,237	424,381
Otis Worldwide Corp.	1,900	108,034
Westinghouse Air Brake Technologies Corp.	2,382	137,132
		898,641
Machinery-Pumps — 0.2%
Flowserve Corp.	1,400	39,928
Graco, Inc.	5,958	285,924
Xylem, Inc.	2,000	129,920
		455,772
Medical Information Systems — 0.3%
Cerner Corp.	10,727	735,336
Change Healthcare, Inc.†	4,872	54,566
		789,902
Medical Instruments — 0.2%
Bio-Techne Corp.	977	257,996
Bruker Corp.	3,300	134,244
		392,240
Medical Labs & Testing Services — 0.6%
Catalent, Inc.†	2,000	146,600
Charles River Laboratories International, Inc.†	1,184	206,431
IQVIA Holdings, Inc.†	3,272	464,231
Laboratory Corp. of America Holdings†	146	24,252
PPD, Inc.†	4,438	118,938
Syneos Health, Inc.†	183	10,660
Teladoc Health, Inc.†	1,826	348,474
		1,319,586
Medical Products — 2.6%
ABIOMED, Inc.†	9,813	2,370,428
Cooper Cos., Inc.	1,577	447,300
Haemonetics Corp.†	1,271	113,831
Hill-Rom Holdings, Inc.	213	23,383
Hologic, Inc.†	10,297	586,929
Masimo Corp.†	1,317	300,263
Novocure, Ltd.†	15,699	930,951
Penumbra, Inc.†	1,992	356,209
STERIS PLC	1,022	156,816
Varian Medical Systems, Inc.†	313	38,349
West Pharmaceutical Services, Inc.	2,692	611,542
		5,936,001
Medical-Biomedical/Gene — 5.8%
ACADIA Pharmaceuticals, Inc.†	4,691	227,373
Acceleron Pharma, Inc.†	1,181	112,514
Alexion Pharmaceuticals, Inc.†	1,896	212,807
Alnylam Pharmaceuticals, Inc.†	5,327	788,982
Amarin Corp. PLC ADR†	7,600	52,592
Apellis Pharmaceuticals, Inc.†	9,704	316,933
Argenx SE ADR†	3,127	704,294
Ascendis Pharma A/S ADR†	3,225	476,977
BioMarin Pharmaceutical, Inc.†	8,432	1,040,003
Bluebird Bio, Inc.†	1,292	78,864
Blueprint Medicines Corp.†	900	70,200
Exact Sciences Corp.†	31,361	2,726,525
Exelixis, Inc.†	11,516	273,390
FibroGen, Inc.†	3,200	129,696
Guardant Health, Inc.†	2,032	164,856
Immunomedics, Inc.†	5,634	199,669

Incyte Corp.†	9,909	1,030,239
Ionis Pharmaceuticals, Inc.†	4,558	268,740
Iovance Biotherapeutics, Inc.†	3,700	101,565
Kodiak Sciences, Inc.†	3,268	176,864
Livongo Health, Inc.†	18,277	1,374,248
Moderna, Inc.†	7,350	471,943
Royalty Pharma PLC† Class A	4,381	212,697
Sage Therapeutics, Inc.†	1,301	54,096
Seattle Genetics, Inc.†	10,732	1,823,581
Ultragenyx Pharmaceutical, Inc.†	1,083	84,712
		13,174,360
Medical-Drugs — 1.0%
Galapagos NV†	4,789	941,846
Galapagos NV ADR†	305	60,173
Global Blood Therapeutics, Inc.†	1,601	101,071
Horizon Therapeutics PLC†	4,653	258,614
Jazz Pharmaceuticals PLC†	1,700	187,578
PRA Health Sciences, Inc.†	2,870	279,222
Reata Pharmaceuticals, Inc., Class A†	2,535	395,511
		2,224,015
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	3,400	187,918
Medical-HMO — 0.5%
Centene Corp.†	9,973	633,784
Molina Healthcare, Inc.†	3,133	557,611
		1,191,395
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	2,546	63,956
Universal Health Services, Inc., Class B	1,000	92,890
		156,846
Medical-Outpatient/Home Medical — 0.3%
Amedisys, Inc.†	2,215	439,766
Chemed Corp.	424	191,254
		631,020
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	1,914	192,874
Cardinal Health, Inc.	8,003	417,677
McKesson Corp.	3,294	505,365
		1,115,916
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,364	448,033
Networking Products — 0.1%
Arista Networks, Inc.†	1,320	277,239
LogMeIn, Inc.	110	9,325
		286,564
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	3,423	321,043
Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	2,352	601,994
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,438	392,241
Oil Companies-Exploration & Production — 0.2%
Cabot Oil & Gas Corp.	5,545	95,263
Concho Resources, Inc.	1,417	72,975
Diamondback Energy, Inc.	1,200	50,184
Parsley Energy, Inc., Class A	5,364	57,288
Venture Global LNG, Inc., Series B†(1)(2)	3	11,544
Venture Global LNG, Inc., Series C†(1)(2)	42	161,616
		448,870
Oil Refining & Marketing — 0.0%
HollyFrontier Corp.	2,400	70,080
Paper & Related Products — 0.0%
International Paper Co.	2,000	70,420
Patient Monitoring Equipment — 1.2%
Insulet Corp.†	13,592	2,640,382
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,204	74,564
Pipelines — 0.1%
Cheniere Energy, Inc.†	6,330	305,866
Equitrans Midstream Corp.	1,027	8,534
		314,400
Poultry — 0.0%
Pilgrim's Pride Corp.†	452	7,634
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,124	380,909
Private Equity — 0.4%
Apollo Global Management, Inc.	2,314	115,515
Blackstone Group, Inc., Class A	15,410	873,131
Carlyle Group, Inc.	299	8,342
		996,988
Protection/Safety — 0.0%
ADT, Inc.	10,600	84,588
Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series A†	263	9,079
Liberty Media Corp. - Liberty SiriusXM, Series C†	550	18,947
		28,026
Real Estate Investment Trusts — 0.8%
American Campus Communities, Inc.	1,461	51,077
Americold Realty Trust	542	19,675
Brookfield Property REIT, Inc., Class A	1,406	14,004
CoreSite Realty Corp.	741	89,705
CubeSmart	3,000	80,970
Equity LifeStyle Properties, Inc.	1,950	121,836
Extra Space Storage, Inc.	2,429	224,367
Iron Mountain, Inc.	4,584	119,642
MGM Growth Properties LLC, Class A	2,900	78,909
SBA Communications Corp.	1,569	467,436
Simon Property Group, Inc.	6,553	448,094
		1,715,715
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	700	72,422

WeWork Cos., Inc., Class A†(1)(2)	587	0
		72,422
Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	18,520	1,121,756
Recreational Vehicles — 0.4%
Polaris, Inc.	8,872	821,104
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,300	193,752
Resort/Theme Parks — 0.4%
Vail Resorts, Inc.	5,456	993,810
Respiratory Products — 0.3%
ResMed, Inc.	3,923	753,216
Retail-Apparel/Shoe — 2.3%
Burlington Stores, Inc.†	16,005	3,151,865
Lululemon Athletica, Inc.†	5,509	1,718,863
Ross Stores, Inc.	3,450	294,078
		5,164,806
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	803	905,880
O'Reilly Automotive, Inc.†	3,817	1,609,515
		2,515,395
Retail-Automobile — 0.2%
CarMax, Inc.†	2,934	262,740
Carvana Co.†	1,495	179,699
		442,439
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,130	98,615
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	1,100	164,472
Retail-Discount — 0.8%
Dollar General Corp.	3,900	742,989
Dollar Tree, Inc.†	9,320	863,778
Ollie's Bargain Outlet Holdings, Inc.†	2,786	272,053
		1,878,820
Retail-Floor Coverings — 0.6%
Floor & Decor Holdings, Inc., Class A†	22,418	1,292,398
Retail-Gardening Products — 0.3%
Tractor Supply Co.	5,962	785,732
Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,443	118,340
Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	15,972	1,707,567
Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	2,775	564,491
Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	1,422	1,496,456
Domino's Pizza, Inc.	2,013	743,683
Dunkin' Brands Group, Inc.	7,010	457,262
Papa John's International, Inc.	892	70,834
Restaurant Brands International, Inc.	2,692	147,064
Wendy's Co.	4,904	106,809
Yum China Holdings, Inc.	4,523	217,420
Yum! Brands, Inc.	1,200	104,292
		3,343,820
Schools — 1.5%
2U, Inc.†	24,591	933,474
Bright Horizons Family Solutions, Inc.†	3,095	362,734
Chegg, Inc.†	28,668	1,928,210
Grand Canyon Education, Inc.†	1,350	122,216
		3,346,634
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	12,512	758,352
Semiconductor Equipment — 1.5%
Entegris, Inc.	10,011	591,150
KLA Corp.	8,449	1,643,161
Lam Research Corp.	2,095	677,649
MKS Instruments, Inc.	1,124	127,282
Teradyne, Inc.	4,526	382,492
		3,421,734
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,053	183,738
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	12,427	960,607
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	700	79,534
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,300	163,170
Telecom Services — 0.0%
Switch, Inc., Class A	2,415	43,035
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	328	2,732
Television — 0.1%
Nexstar Media Group, Inc., Class A	799	66,869
World Wrestling Entertainment, Inc., Class A	1,256	54,573
		121,442
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	598	60,852
Theaters — 0.2%
Live Nation Entertainment, Inc.†	10,509	465,864
Therapeutics — 0.6%
Agios Pharmaceuticals, Inc.†	1,661	88,831
GW Pharmaceuticals PLC ADR†	400	49,088
Neurocrine Biosciences, Inc.†	4,799	585,478
Sarepta Therapeutics, Inc.†	3,286	526,877
		1,250,274
Tools-Hand Held — 0.0%
MSA Safety, Inc.	221	25,291
Snap-on, Inc.	400	55,404
		80,695
Toys — 0.0%
Mattel, Inc.†	5,584	53,997

Transport-Rail — 0.1%
Kansas City Southern	1,900	283,652
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	569	44,985
Expeditors International of Washington, Inc.	4,084	310,548
		355,533
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	2,119	255,000
Landstar System, Inc.	1,447	162,513
Old Dominion Freight Line, Inc.	3,501	593,735
XPO Logistics, Inc.†	124	9,579
		1,020,827
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	1,416	23,137
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	39,902	855,898
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	372	16,733
Water — 0.0%
American Water Works Co., Inc.	552	71,020
Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	28,754	2,108,531
VeriSign, Inc.†	3,181	657,926
Wix.com, Ltd.†	886	227,011
		2,993,468
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	3,975	557,017
PagerDuty, Inc.†	1,874	53,634
Ubiquiti Networks, Inc.	190	33,166
		643,817
Total Common Stocks (cost $158,005,604)		219,172,638
CONVERTIBLE PREFERRED SECURITIES — 0.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	3,843
Applications Software — 0.1%
Magic Leap, Inc., Series C†(1)(2)	4,974	40,107
Tanium, Inc., Series G†(1)(2)	32,619	300,095
		340,202
Decision Support Software — 0.0%
Databricks, Inc. Series F†(1)(2)	1,680	72,154
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(2)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	150,879
		152,767
E-Commerce/Services — 0.2%
Airbnb, Inc., Series D†(1)(2)	2,091	155,842
Airbnb, Inc., Series E†(1)(2)	2,711	202,051
		357,893
Enterprise Software/Service — 0.0%
UiPath, Inc., Series D-1(1)(2)	1,673	65,835
UiPath, Inc., Series D-2(1)(2)	281	11,058
		76,893
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	0
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	0
WeWork Cos., Inc., Series E†(1)(2)	2,120	0
		0
Total Convertible Preferred Securities (cost $1,128,006)		1,003,752
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell Midcap Growth Index Fund (cost $8,849,405)	39,187	6,196,248
WARRANTS — 0.0%
Internet Gambling — 0.0%
Draftkings, Inc., Class A Expires 04/25/2025†(1) (cost $0)	162	2,403
Total Long-Term Investment Securities (cost $167,983,015)		226,375,041

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(4)	48,185	48,185
T. Rowe Price Government Reserve Fund 0.14%(4)	182	182
		48,367
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.11% due 12/31/2020(5)	$60,000	59,947
0.34% due 08/13/2020(5)	10,000	9,998
		69,945
Total Short-Term Investment Securities (cost $118,329)		118,312
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(3)	460,000	460,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	380,000	380,000
BNP Paribas SA Joint Repurchase Agreement(3)	335,000	335,000
Deutsche Bank AG Joint Repurchase Agreement(3)	510,000	510,000

RBS Securities, Inc. Joint Repurchase Agreement(3)	495,000	495,000
Total Repurchase Agreements (cost $2,180,000)		2,180,000
TOTAL INVESTMENTS (cost $170,281,344)	100.5%	228,673,353
Liabilities in excess of other assets	(0.5)	(1,155,977)
NET ASSETS	100.0%	$227,517,375

†	Non-income producing security
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets
Common Stocks
DraftKings, Inc.
Class A, Lock-Up Shares	07/13/2015	22,928	244,282
	04/24/2020	247	0
		23,175	$244,282	$747,149	$32.24	0.33%
Selectquote, Inc.
Lock-Up Shares	05/06/2020	7,389	133,000	177,805	24.06	0.07
Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	11,544	3,848.00	0.01
Venture Global LNG, Inc.,
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	161,616	3,848.00	0.07
WeWork Cos., Inc.,
Class A	05/26/2017	587	8,319	0	0.00	0.00
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	155,842	74.53	0.07
Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	202,051	74.53	0.09
Databricks, Inc.
Series F	10/22/2019	1,680	72,153	72,154	42.95	0.03
The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	150,879	34.95	0.07
Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	40,107	8.06	0.02
Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	3,843	0.61	0.00
Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	300,095	9.20	0.13
UiPath, Inc.,
Series D-1	04/26/2019	1,673	65,835	65,835	39.35	0.03
UiPath, Inc.,
Series D-2	04/26/2019	281	11,058	11,058	39.35	0.00
WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	0	0.00	0.00
WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	0	0.00	0.00
WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	0	0.00	0.00
Warrants
Draftkings, Inc.
Class A	05/08/2020	162	0	2,403	14.83	0.00
				$2,102,381		0.92%

(2)	Securities classified as Level 3 (see Note 1).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The rate shown is the 7-day yield as of June 30, 2020.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)

2	Long	S&P MidCap 400 E-Mini Index	June 2020	$363,304	$355,820	$(7,484)

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Insurance Brokers	$294,058	$177,805	$—	$471,863
Internet Gambling	13,104	747,149	—	760,253
Oil Companies-Exploration & Production	275,710	—	173,160	448,870
Real Estate Management/Services	72,422	—	0	72,422
Other Industries	217,419,230	—	—	217,419,230
Convertible Preferred Securities	—	—	1,003,752	1,003,752
Exchange-Traded Funds	6,196,248	—	—	6,196,248
Warrants	—	2,403	—	2,403
Short-Term Investment Securities:
Registered Investment Companies	48,367	—	—	48,367
U.S. Government Treasuries	—	69,945	—	69,945
Repurchase Agreements	—	2,180,000	—	2,180,000
Total Investments at Value	$224,319,139	$3,177,302	$1,176,912	$228,673,353

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,484	$—	$—	$7,484

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,078	$87,139
Omnicom Group, Inc.	2,779	151,733
		238,872
Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	1,370	32,798
Teledyne Technologies, Inc.†	474	147,390
TransDigm Group, Inc.	531	234,729
		414,917
Aerospace/Defense-Equipment — 0.5%
HEICO Corp.	114	11,360
HEICO Corp., Class A	199	16,167
Hexcel Corp.	1,089	49,245
Howmet Aerospace, Inc.	5,159	81,770
L3Harris Technologies, Inc.	4,736	803,557
		962,099
Agricultural Biotech — 0.8%
Corteva, Inc.	56,063	1,501,928
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,790	78,510
Mosaic Co.	4,513	56,458
		134,968
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	27,840	1,110,816
Bunge, Ltd.	44,066	1,812,435
		2,923,251
Airlines — 0.9%
Alaska Air Group, Inc.	8,165	296,063
American Airlines Group, Inc.	6,456	84,380
Copa Holdings SA, Class A	410	20,730
Delta Air Lines, Inc.	14,421	404,509
JetBlue Airways Corp.†	3,521	38,379
Southwest Airlines Co.	24,936	852,312
United Airlines Holdings, Inc.†	3,792	131,241
		1,827,614
Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	1,854	28,978
Carter's, Inc.	560	45,192
Columbia Sportswear Co.	376	30,298
Hanesbrands, Inc.	4,531	51,155
PVH Corp.	5,411	259,998
Ralph Lauren Corp.	6,980	506,190
Tapestry, Inc.	3,614	47,994
Under Armour, Inc., Class A†	2,460	23,960
Under Armour, Inc., Class C†	2,476	21,888
VF Corp.	4,022	245,101
		1,260,754
Appliances — 0.3%
Whirlpool Corp.	4,472	579,258
Applications Software — 0.1%
CDK Global, Inc.	1,389	57,532
Nuance Communications, Inc.†	3,674	92,971
RealPage, Inc.†	145	9,426
		159,929
Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	967	55,864
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	726	47,822
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	50,995	310,050
Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	1,928	334,045
PACCAR, Inc.	14,797	1,107,556
		1,441,601
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	518	19,052
Aptiv PLC	3,502	272,876
BorgWarner, Inc.	2,705	95,486
Lear Corp.	4,542	495,169
		882,583
Banks-Commercial — 2.6%
Associated Banc-Corp.	1,980	27,086
Bank of Hawaii Corp.	515	31,626
Bank OZK	1,595	37,435
BOK Financial Corp.	410	23,140
Citizens Financial Group, Inc.	5,570	140,587
Commerce Bancshares, Inc.	1,314	78,144
Cullen/Frost Bankers, Inc.	732	54,688
East West Bancorp, Inc.	1,842	66,754
First Citizens BancShares, Inc., Class A	86	34,832
First Hawaiian, Inc.	1,693	29,187
First Horizon National Corp.	4,027	40,109
First Republic Bank	2,226	235,934
FNB Corp.	4,213	31,598
M&T Bank Corp.	5,089	529,103
PacWest Bancorp	1,525	30,058
Pinnacle Financial Partners, Inc.	965	40,520
Popular, Inc.	4,062	150,985
Prosperity Bancshares, Inc.	6,630	393,689
Regions Financial Corp.	12,559	139,656
Signature Bank	5,749	614,683
SVB Financial Group†	2,612	562,964
Synovus Financial Corp.	1,911	39,233
TCF Financial Corp.	1,971	57,987
Truist Financial Corp.	15,458	580,448
Umpqua Holdings Corp.	2,874	30,579
Webster Financial Corp.	1,170	33,474
Westamerica Bancorporation	12,932	742,555
Western Alliance Bancorp	1,277	48,360
Wintrust Financial Corp.	7,523	328,153
Zions Bancorp NA	2,110	71,740
		5,225,307
Banks-Fiduciary — 2.1%
Bank of New York Mellon Corp.	1,951	75,406
Northern Trust Corp.	22,467	1,782,532
State Street Corp.	35,623	2,263,842
		4,121,780
Banks-Super Regional — 1.1%
Comerica, Inc.	9,945	378,905
Fifth Third Bancorp	58,557	1,128,979
Huntington Bancshares, Inc.	13,201	119,271

KeyCorp.	49,197	599,219
		2,226,374
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,750	463,027
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	11,054	417,399
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	87	5,009
Brown-Forman Corp., Class B	349	22,217
		27,226
Brewery — 0.4%
Carlsberg A/S, Class B	3,982	526,022
Molson Coors Beverage Co., Class B	9,220	316,799
		842,821
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,039	43,023
Discovery, Inc., Class C†	4,255	81,951
Fox Corp., Class A	12,107	324,710
Fox Corp., Class B	2,091	56,122
Liberty Media Corp. - Liberty Formula One, Series A†	327	9,542
Liberty Media Corp. - Liberty Formula One, Series C†	2,590	82,129
Madison Square Garden Entertainment Corp.†	243	18,225
		615,702
Building & Construction Products-Misc. — 0.7%
Armstrong World Industries, Inc.	392	30,560
Fortune Brands Home & Security, Inc.	7,829	500,508
Owens Corning	10,703	596,799
Summit Materials, Inc., Class A†	18,070	290,566
		1,418,433
Building & Construction-Misc. — 0.0%
frontdoor, Inc.†	931	41,271
Building Products-Air & Heating — 0.3%
Carrier Global Corp.	7,278	161,717
Johnson Controls International PLC	9,739	332,489
Lennox International, Inc.	452	105,312
		599,518
Building Products-Cement — 0.7%
Eagle Materials, Inc.	539	37,848
Martin Marietta Materials, Inc.	812	167,735
MDU Resources Group, Inc.	2,605	57,779
Vulcan Materials Co.	9,047	1,048,095
		1,311,457
Building Products-Wood — 0.4%
Masco Corp.	16,403	823,595
Building-Maintenance & Services — 0.0%
Rollins, Inc.	242	10,259
ServiceMaster Global Holdings, Inc.†	1,728	61,672
		71,931
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	721	76,808
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	4,321	239,599
Lennar Corp., Class A	3,538	218,012
Lennar Corp., Class B	205	9,448
NVR, Inc.†	39	127,091
PulteGroup, Inc.	3,495	118,935
Toll Brothers, Inc.	18,784	612,171
		1,325,256
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	14,222	490,801
Liberty Broadband Corp., Class A†	323	39,468
Liberty Broadband Corp., Class C†	4,342	538,234
Sirius XM Holdings, Inc.	6,133	36,001
		1,104,504
Casino Hotels — 0.1%
Caesars Entertainment Corp.†	7,440	90,247
MGM Resorts International	6,152	103,354
Wynn Resorts, Ltd.	963	71,734
		265,335
Cellular Telecom — 0.0%
United States Cellular Corp.†	188	5,804
Chemicals-Diversified — 2.3%
Celanese Corp.	5,846	504,744
DuPont de Nemours, Inc.	10,154	539,482
Eastman Chemical Co.	12,040	838,466
FMC Corp.	7,844	781,419
Huntsman Corp.	2,617	47,028
LyondellBasell Industries NV, Class A	3,353	220,359
Olin Corp.	1,863	21,406
PPG Industries, Inc.	8,640	916,358
Westlake Chemical Corp.	11,054	593,047
		4,462,309
Chemicals-Specialty — 0.3%
Albemarle Corp.	1,379	106,473
Ashland Global Holdings, Inc.	723	49,959
Cabot Corp.	728	26,972
Chemours Co.	2,134	32,757
Element Solutions, Inc.†	2,835	30,760
International Flavors & Fragrances, Inc.	1,398	171,199
NewMarket Corp.	15	6,007
Valvoline, Inc.	2,421	46,798
W.R. Grace & Co.	471	23,932
		494,857
Coal — 0.1%
Peabody Energy Corp.	34,956	100,673
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	24,426	550,806
RPM International, Inc.	274	20,567
		571,373
Commercial Services — 0.6%
Cintas Corp.	1,620	431,503
CoreLogic, Inc.	982	66,010
Macquarie Infrastructure Corp.	959	29,432
Morningstar, Inc.	45	6,344

Nielsen Holdings PLC	4,656	69,188
Quanta Services, Inc.	13,182	517,130
		1,119,607
Commercial Services-Finance — 0.5%
Equifax, Inc.	408	70,127
Euronet Worldwide, Inc.†	657	62,954
Global Payments, Inc.	2,805	475,784
H&R Block, Inc.	749	10,696
IHS Markit, Ltd.	2,362	178,331
Sabre Corp.	3,604	29,048
TransUnion	221	19,236
WEX, Inc.†	517	85,310
		931,486
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	60	6,217
Synopsys, Inc.†	141	27,495
		33,712
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc., Class A†	413	41,420
Computer Services — 1.1%
Amdocs, Ltd.	12,744	775,855
CACI International, Inc., Class A†	272	58,991
Cognizant Technology Solutions Corp., Class A	6,321	359,159
DXC Technology Co.	3,313	54,664
Genpact, Ltd.	1,498	54,707
Leidos Holdings, Inc.	8,746	819,238
Science Applications International Corp.	660	51,269
		2,173,883
Computer Software — 0.2%
Akamai Technologies, Inc.†	368	39,409
Citrix Systems, Inc.	1,173	173,498
SS&C Technologies Holdings, Inc.	2,323	131,203
Teradata Corp.†	336	6,989
Twilio, Inc., Class A†	282	61,877
		412,976
Computers — 0.3%
Hewlett Packard Enterprise Co.	16,863	164,077
HP, Inc.	18,715	326,202
		490,279
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,661	28,769
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,325	58,790
Pure Storage, Inc., Class A†	1,348	23,361
Western Digital Corp.	3,921	173,112
		255,263
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	873	71,088
Consulting Services — 0.0%
FTI Consulting, Inc.†	477	54,640
Consumer Products-Misc. — 0.3%
Clorox Co.	480	105,297
Reynolds Consumer Products, Inc.	12,773	443,734
Spectrum Brands Holdings, Inc.	554	25,429
		574,460
Containers-Metal/Glass — 0.1%
Ball Corp.	267	18,554
Crown Holdings, Inc.†	1,520	98,997
Silgan Holdings, Inc.	1,028	33,297
		150,848
Containers-Paper/Plastic — 1.0%
Amcor PLC	17,828	182,024
Ardagh Group SA	241	3,111
Berry Global Group, Inc.†	10,142	449,494
Graphic Packaging Holding Co.	40,923	572,513
Packaging Corp. of America	1,224	122,155
Sealed Air Corp.	2,031	66,718
Sonoco Products Co.	1,309	68,448
WestRock Co.	17,535	495,539
		1,960,002
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	3,765	16,830
Cruise Lines — 0.1%
Carnival Corp.	6,151	101,000
Norwegian Cruise Line Holdings, Ltd.†	3,345	54,958
Royal Caribbean Cruises, Ltd.	2,236	112,471
		268,429
Data Processing/Management — 0.1%
Jack Henry & Associates, Inc.	216	39,750
Paychex, Inc.	881	66,736
		106,486
Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	25,500	1,123,530
Patterson Cos., Inc.	57,541	1,265,902
		2,389,432
Diagnostic Kits — 0.1%
QIAGEN NV†	2,939	125,819
Dialysis Centers — 0.0%
DaVita, Inc.†	903	71,463
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	186	34,282
Teleflex, Inc.	225	81,895
		116,177
Distribution/Wholesale — 1.0%
Fastenal Co.	1,415	60,619
HD Supply Holdings, Inc.†	20,748	718,918
IAA, Inc.†	1,337	51,568
LKQ Corp.†	22,949	601,264
Univar Solutions, Inc.†	24,704	416,509
Watsco, Inc.	426	75,700
WW Grainger, Inc.	155	48,695
		1,973,273
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	1,734	81,706
Carlisle Cos., Inc.	706	84,487
Eaton Corp. PLC	7,938	694,416

ITT, Inc.	8,364	491,301
Parker-Hannifin Corp.	1,674	306,794
Textron, Inc.	37,181	1,223,627
Trane Technologies PLC	3,123	277,885
Trinity Industries, Inc.	1,186	25,250
		3,185,466
E-Commerce/Products — 0.0%
Wayfair, Inc., Class A†	76	15,018
E-Commerce/Services — 0.2%
Expedia Group, Inc.	1,569	128,972
Grubhub, Inc.†	1,086	76,346
Lyft, Inc., Class A†	3,115	102,826
TripAdvisor, Inc.	1,313	24,960
Zillow Group, Inc., Class A†	669	38,454
Zillow Group, Inc., Class C†	1,576	90,793
		462,351
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,997	267,842
Littelfuse, Inc.	308	52,554
		320,396
Electric-Distribution — 1.1%
CenterPoint Energy, Inc. PIPE†(3)	11,287	210,728
CenterPoint Energy, Inc.	58,817	1,098,114
Consolidated Edison, Inc.	4,381	315,125
Sempra Energy	4,355	510,537
		2,134,504
Electric-Integrated — 5.6%
AES Corp.	42,720	619,013
Alliant Energy Corp.	3,265	156,198
Ameren Corp.	3,219	226,489
Avangrid, Inc.	741	31,107
CMS Energy Corp.	16,448	960,892
DTE Energy Co.	2,512	270,040
Edison International	9,570	519,747
Entergy Corp.	2,626	246,345
Evergy, Inc.	2,959	175,439
Eversource Energy	13,880	1,155,788
FirstEnergy Corp.	50,866	1,972,583
Hawaiian Electric Industries, Inc.	1,398	50,412
IDACORP, Inc.	658	57,489
OGE Energy Corp.	2,611	79,270
PG&E Corp.†	182,145	1,615,626
Pinnacle West Capital Corp.	11,137	816,231
PPL Corp.	10,075	260,338
Public Service Enterprise Group, Inc.	21,019	1,033,294
WEC Energy Group, Inc.	4,130	361,995
Xcel Energy, Inc.	6,873	429,562
		11,037,858
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	1,955	190,613
Gentex Corp.	3,205	82,593
Hubbell, Inc.	706	88,504
Jabil, Inc.	1,556	49,916
nVent Electric PLC	2,030	38,022
Sensata Technologies Holding PLC†	11,231	418,130
		867,778
Electronic Components-Semiconductors — 1.0%
Cree, Inc.†	1,414	83,695
IPG Photonics Corp.†	433	69,449
Marvell Technology Group, Ltd.	31,337	1,098,675
Microchip Technology, Inc.	767	80,773
ON Semiconductor Corp.†	5,303	105,105
Qorvo, Inc.†	1,510	166,900
Skyworks Solutions, Inc.	2,180	278,735
		1,883,332
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,536	147,164
TE Connectivity, Ltd.	4,596	374,804
		521,968
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	3,697	326,704
FLIR Systems, Inc.	1,704	69,131
Fortive Corp.	3,889	263,130
Keysight Technologies, Inc.†	1,624	163,667
National Instruments Corp.	21,121	817,594
Trimble, Inc.†	3,259	140,756
		1,780,982
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,019	69,995
Avnet, Inc.	1,281	35,721
SYNNEX Corp.	543	65,035
		170,751
Electronic Security Devices — 0.0%
Allegion PLC	421	43,035
Electronics-Military — 0.0%
Mercury Systems, Inc.†	133	10,462
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,086	53,757
Engineering/R&D Services — 0.4%
AECOM†	1,997	75,047
Jacobs Engineering Group, Inc.	1,637	138,818
KBR, Inc.	28,958	653,003
		866,868
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	412	32,659
Guidewire Software, Inc.†	879	97,437
Manhattan Associates, Inc.†	89	8,384
Pegasystems, Inc.	52	5,261
SolarWinds Corp.†	608	10,743
Verint Systems, Inc.†	7,100	320,778
		475,262
Entertainment Software — 0.3%
Electronic Arts, Inc.†	3,705	489,245
Take-Two Interactive Software, Inc.†	110	15,353
Zynga, Inc., Class A†	2,052	19,576
		524,174

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,488	69,222
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	22,207	440,365
Credit Acceptance Corp.†	123	51,538
Santander Consumer USA Holdings, Inc.	986	18,152
		510,055
Finance-Consumer Loans — 0.2%
LendingTree, Inc.†	5	1,448
OneMain Holdings, Inc.	849	20,834
SLM Corp.	28,154	197,923
Synchrony Financial	10,687	236,824
		457,029
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	611	27,568
Discover Financial Services	12,034	602,783
Western Union Co.	4,319	93,377
		723,728
Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	516	30,403
Interactive Brokers Group, Inc., Class A	942	39,347
Jefferies Financial Group, Inc.	2,962	46,059
Lazard, Ltd., Class A	34,123	976,941
Tradeweb Markets, Inc.	161	9,361
Virtu Financial, Inc., Class A	87	2,053
		1,104,164
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,391	40,742
Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	1,119	104,380
Nasdaq, Inc.	9,701	1,158,979
SEI Investments Co.	1,507	82,855
		1,346,214
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,097	26,778
MGIC Investment Corp.	4,413	36,142
		62,920
Food-Baking — 0.8%
Flowers Foods, Inc.	70,297	1,571,841
Food-Catering — 0.2%
Aramark	2,983	67,326
Compass Group PLC	17,342	238,576
		305,902
Food-Confectionery — 0.3%
Hershey Co.	440	57,033
J.M. Smucker Co.	5,877	621,845
		678,878
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	8,801
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,648	176,089
Tyson Foods, Inc., Class A	3,759	224,450
		400,539
Food-Misc./Diversified — 1.3%
Beyond Meat, Inc.†	136	18,221
Campbell Soup Co.	5,402	268,101
Conagra Brands, Inc.	6,373	224,139
Hain Celestial Group, Inc.†	1,063	33,495
Ingredion, Inc.	5,983	496,589
Kellogg Co.	9,425	622,616
Kraft Heinz Co.	16,907	539,164
Lamb Weston Holdings, Inc.	3,414	218,257
McCormick & Co., Inc.	715	128,278
Post Holdings, Inc.†	833	72,988
TreeHouse Foods, Inc.†	734	32,149
		2,653,997
Food-Retail — 0.8%
Albertsons Cos., Inc., Class A†	21,131	333,236
Grocery Outlet Holding Corp.†	423	17,258
Kroger Co.	35,680	1,207,768
Sprouts Farmers Market, Inc.†	242	6,193
		1,564,455
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	17,743	969,832
US Foods Holding Corp.†	2,871	56,616
		1,026,448
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	14,002	439,383
Funeral Services & Related Items — 0.0%
Service Corp. International	2,273	88,397
Garden Products — 0.0%
Scotts Miracle-Gro Co.	33	4,437
Toro Co.	138	9,155
		13,592
Gas-Distribution — 0.7%
Atmos Energy Corp.	4,980	495,909
National Fuel Gas Co.	7,468	313,133
NiSource, Inc.	20,212	459,621
UGI Corp.	2,718	86,432
		1,355,095
Gold Mining — 2.0%
Barrick Gold Corp.	51,902	1,398,240
Cia de Minas Buenaventura SAA ADR	57,004	521,017
Franco-Nevada Corp.	9,233	1,289,804
Gold Fields, Ltd. ADR	42,761	401,953
Newmont Corp.	5,786	357,228
Royal Gold, Inc.	243	30,210
		3,998,452
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	672	40,307
Stericycle, Inc.†	1,194	66,840
		107,147
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	83	8,210

Home Decoration Products — 0.2%
Newell Brands, Inc.	26,705	424,075
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,725	60,634
Tempur Sealy International, Inc.†	160	11,512
		72,146
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	454	35,821
Extended Stay America, Inc.	2,312	25,871
Hilton Worldwide Holdings, Inc.	3,569	262,143
Hyatt Hotels Corp., Class A	457	22,982
St. Joe Co.†	13,921	270,346
Wyndham Destinations, Inc.	1,098	30,942
Wyndham Hotels & Resorts, Inc.	7,833	333,842
		981,947
Human Resources — 0.1%
ManpowerGroup, Inc.	757	52,044
Robert Half International, Inc.	1,459	77,079
		129,123
Independent Power Producers — 0.1%
NRG Energy, Inc.	2,076	67,595
Vistra Corp.	6,376	118,721
		186,316
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	779	165,927
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	18	14,500
Woodward, Inc.	727	56,379
		70,879
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	5,335	523,310
Waters Corp.†	741	133,677
		656,987
Insurance Brokers — 1.8%
Arthur J. Gallagher & Co.	10,432	1,017,016
Brown & Brown, Inc.	24,044	980,033
Marsh & McLennan Cos., Inc.	4,927	529,012
Willis Towers Watson PLC	5,087	1,001,885
		3,527,946
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	13,244	413,080
Brighthouse Financial, Inc.†	17,725	493,109
Equitable Holdings, Inc.	34,523	665,949
Globe Life, Inc.	1,371	101,769
Lincoln National Corp.	2,205	81,122
Primerica, Inc.	197	22,970
Principal Financial Group, Inc.	3,550	147,467
Prudential Financial, Inc.	5,175	315,158
Unum Group	2,657	44,080
Voya Financial, Inc.	1,642	76,599
		2,361,303
Insurance-Multi-line — 2.0%
American Financial Group, Inc.	963	61,112
Cincinnati Financial Corp.	9,607	615,136
CNA Financial Corp.	22,630	727,554
Hartford Financial Services Group, Inc.	21,376	824,045
Kemper Corp.	8,876	643,688
Loews Corp.	32,742	1,122,723
		3,994,258
Insurance-Property/Casualty — 0.9%
Alleghany Corp.	165	80,708
American National Insurance Co.†	97	6,991
Arch Capital Group, Ltd.†	5,139	147,232
Assurant, Inc.	6,277	648,351
Erie Indemnity Co., Class A	141	27,058
Fidelity National Financial, Inc.	3,592	110,131
First American Financial Corp.	1,417	68,044
Hanover Insurance Group, Inc.	3,064	310,475
Markel Corp.†	177	163,401
Mercury General Corp.	357	14,548
Old Republic International Corp.	3,698	60,314
White Mountains Insurance Group, Ltd.	39	34,631
WR Berkley Corp.	1,820	104,268
		1,776,152
Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	987	40,033
Everest Re Group, Ltd.	3,216	663,139
Reinsurance Group of America, Inc.	5,674	445,068
RenaissanceRe Holdings, Ltd.	423	72,346
		1,220,586
Internet Brokers — 0.4%
E*TRADE Financial Corp.	8,959	445,531
TD Ameritrade Holding Corp.	10,422	379,152
		824,683
Internet Content-Entertainment — 0.2%
Pinterest, Inc., Class A†	893	19,798
Twitter, Inc.†	10,057	299,598
		319,396
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	796	111,026
Internet Security — 0.0%
FireEye, Inc.†	2,217	26,992
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA (Euronext Brussels)	1,591	133,307
Groupe Bruxelles Lambert SA (SIX)	7,466	626,423
		759,730
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.	613	45,705
Ameriprise Financial, Inc.	1,608	241,264
Eaton Vance Corp.	1,447	55,854
Franklin Resources, Inc.	3,540	74,234
Invesco, Ltd.	4,927	53,015
Legg Mason, Inc.	1,086	54,029
LPL Financial Holdings, Inc.	945	74,088
Raymond James Financial, Inc.	8,241	567,228
T. Rowe Price Group, Inc.	2,207	272,564
		1,437,981

Lasers-System/Components — 0.0%
Coherent, Inc.†	55	7,204
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	514	49,210
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,294	36,102
Lincoln Electric Holdings, Inc.	428	36,055
		72,157
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	885	63,384
Machinery-Electrical — 0.3%
BWX Technologies, Inc.	446	25,262
Regal Beloit Corp.	5,429	474,060
		499,322
Machinery-Farming — 0.6%
AGCO Corp.	16,681	925,128
CNH Industrial NV†	33,934	237,058
		1,162,186
Machinery-General Industrial — 0.4%
Crane Co.	636	37,817
Gates Industrial Corp. PLC†	583	5,993
IDEX Corp.	985	155,669
Middleby Corp.†	720	56,837
Nordson Corp.	137	25,990
Otis Worldwide Corp.	5,336	303,405
Westinghouse Air Brake Technologies Corp.	2,365	136,153
		721,864
Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	542	48,390
Dover Corp.	1,878	181,340
Flowserve Corp.	1,700	48,484
Graco, Inc.	1,079	51,781
Ingersoll Rand, Inc.†	15,368	432,148
Xylem, Inc.	8,945	581,067
		1,343,210
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	887	7,078
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	10,789	27,512
Medical Information Systems — 0.2%
Change Healthcare, Inc.†	26,299	294,549
Medical Instruments — 0.3%
Alcon, Inc.†	2,694	154,356
Bio-Techne Corp.	30	7,922
Boston Scientific Corp.†	9,153	321,362
Bruker Corp.	776	31,568
Integra LifeSciences Holdings Corp.†	932	43,794
		559,002
Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	2,007	147,113
Charles River Laboratories International, Inc.†	73	12,728
IQVIA Holdings, Inc.†	1,544	219,063
Laboratory Corp. of America Holdings†	3,993	663,277
PPD, Inc.†	124	3,323
Quest Diagnostics, Inc.	6,611	753,390
Syneos Health, Inc.†	730	42,522
Teladoc Health, Inc.†	93	17,748
		1,859,164
Medical Products — 2.5%
Baxter International, Inc.	8,842	761,296
Cooper Cos., Inc.	560	158,838
Envista Holdings Corp.†	2,085	43,973
Globus Medical, Inc., Class A†	968	46,183
Haemonetics Corp.†	44	3,941
Henry Schein, Inc.†	1,863	108,780
Hill-Rom Holdings, Inc.	769	84,421
Hologic, Inc.†	26,117	1,488,669
STERIS PLC	1,040	159,578
Varian Medical Systems, Inc.†	1,036	126,931
Zimmer Biomet Holdings, Inc.	17,040	2,033,894
		5,016,504
Medical-Biomedical/Gene — 0.7%
Acceleron Pharma, Inc.†	36	3,430
Alexion Pharmaceuticals, Inc.†	2,353	264,101
Bio-Rad Laboratories, Inc., Class A†	276	124,611
BioMarin Pharmaceutical, Inc.†	220	27,135
Bluebird Bio, Inc.†	466	28,445
Exact Sciences Corp.†	255	22,170
Exelixis, Inc.†	2,529	60,038
Incyte Corp.†	4,139	430,332
Ionis Pharmaceuticals, Inc.†	1,567	92,390
Nektar Therapeutics†	2,264	52,434
Royalty Pharma PLC† Class A	4,191	203,473
Sage Therapeutics, Inc.†	619	25,738
United Therapeutics Corp.†	567	68,607
		1,402,904
Medical-Drugs — 0.7%
Alkermes PLC†	30,350	588,942
Horizon Therapeutics PLC†	178	9,893
Jazz Pharmaceuticals PLC†	2,810	310,055
PRA Health Sciences, Inc.†	5,538	538,792
Reata Pharmaceuticals, Inc., Class A†	33	5,149
		1,452,831
Medical-Generic Drugs — 0.9%
Mylan NV†	18,424	296,258
Perrigo Co. PLC	27,154	1,500,801
		1,797,059
Medical-HMO — 0.0%
Molina Healthcare, Inc.†	252	44,851
Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	1,148	28,838
Select Medical Holdings Corp.†	70,938	1,044,917
Universal Health Services, Inc., Class B	5,915	549,444
		1,623,199
Medical-Wholesale Drug Distribution — 1.6%
AmerisourceBergen Corp.	5,290	533,073
Cardinal Health, Inc.	30,486	1,591,064

Covetrus, Inc.†	30,428	544,357
McKesson Corp.	539	82,694
Premier, Inc., Class A†	13,738	470,939
		3,222,127
Metal Processors & Fabrication — 0.0%
Timken Co.	827	37,620
Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	99,945	1,156,364
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	839	93,951
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	776	5,750
Lions Gate Entertainment Corp., Class B†	1,496	10,218
		15,968
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,999	47,516
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	670	25,614
Networking Products — 0.0%
Arista Networks, Inc.†	137	28,774
LogMeIn, Inc.	581	49,251
		78,025
Non-Ferrous Metals — 0.6%
Cameco Corp.	78,979	809,535
NAC Kazatomprom JSC GDR	20,548	285,055
		1,094,590
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	7,819	641,549
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	2,363	36,130
Zebra Technologies Corp., Class A†	2,605	666,750
		702,880
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	640	73,018
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,365	26,631
Patterson-UTI Energy, Inc.	25,225	87,531
		114,162
Oil Companies-Exploration & Production — 3.3%
Apache Corp.	11,934	161,109
Cabot Oil & Gas Corp.	25,754	442,454
Canadian Natural Resources, Ltd.	44,619	777,709
Cimarex Energy Co.	1,312	36,067
Concho Resources, Inc.	2,550	131,325
Continental Resources, Inc.	977	17,127
Devon Energy Corp.	4,989	56,575
Diamondback Energy, Inc.	4,462	186,601
EQT Corp.	121,624	1,447,326
Hess Corp.	27,082	1,403,118
Marathon Oil Corp.	10,297	63,018
Noble Energy, Inc.	6,222	55,749
Occidental Petroleum Corp.	10,618	194,309
Ovintiv, Inc.	62,874	600,447
Parsley Energy, Inc., Class A	3,933	42,004
Pioneer Natural Resources Co.	6,954	679,406
WPX Energy, Inc.†	43,639	278,417
		6,572,761
Oil Companies-Integrated — 0.9%
Equinor ASA	18,589	264,359
Imperial Oil, Ltd.	88,959	1,427,792
Murphy Oil Corp.	1,900	26,220
		1,718,371
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,070	62,107
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	1,951	56,969
Marathon Petroleum Corp.	8,462	316,310
Valero Energy Corp.	6,216	365,625
		738,904
Oil-Field Services — 0.6%
Baker Hughes Co.	8,580	132,046
Frank's International NV†	93,796	209,165
Halliburton Co.	27,082	351,525
NOW, Inc.†	17,443	150,533
Schlumberger, Ltd.	21,800	400,902
		1,244,171
Paper & Related Products — 0.1%
International Paper Co.	5,140	180,979
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	698	43,227
Pipelines — 0.9%
Antero Midstream Corp.	3,747	19,110
Equitrans Midstream Corp.	73,965	614,649
ONEOK, Inc.	5,734	190,483
Plains GP Holdings LP, Class A	34,313	305,386
Targa Resources Corp.	12,914	259,184
Williams Cos., Inc.	15,899	302,399
		1,691,211
Poultry — 0.2%
Pilgrim's Pride Corp.†	474	8,006
Sanderson Farms, Inc.	2,569	297,721
		305,727
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	70	8,535
Private Equity — 0.5%
Apollo Global Management, Inc.	15,346	766,073
Carlyle Group, Inc.	1,379	38,474
KKR & Co., Inc., Class A	6,965	215,079
		1,019,626
Professional Sports — 0.0%
Madison Square Sports Corp., Class A†	245	35,988

Protection/Safety — 0.0%
ADT, Inc.	1,462	11,667
Publishing-Books — 0.2%
John Wiley & Sons, Inc., Class A	564	21,996
Scholastic Corp.	9,461	283,262
		305,258
Publishing-Newspapers — 0.8%
New York Times Co., Class A	2,127	89,398
News Corp., Class A	125,448	1,487,813
News Corp., Class B	1,585	18,941
		1,596,152
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	958	33,070
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,004	69,038
		102,108
Real Estate Investment Trusts — 8.2%
AGNC Investment Corp.	7,421	95,731
Alexandria Real Estate Equities, Inc.	1,637	265,603
American Campus Communities, Inc.	1,789	62,543
American Homes 4 Rent, Class A	3,392	91,245
Americold Realty Trust	2,358	85,595
Annaly Capital Management, Inc.	43,340	284,310
Apartment Investment & Management Co., Class A	1,934	72,796
Apple Hospitality REIT, Inc.	2,739	26,459
AvalonBay Communities, Inc.	1,840	284,538
Boston Properties, Inc.	2,033	183,743
Brandywine Realty Trust	2,202	23,980
Brixmor Property Group, Inc.	31,183	399,766
Brookfield Property REIT, Inc., Class A	73	727
Camden Property Trust	1,233	112,474
CoreSite Realty Corp.	171	20,701
Corporate Office Properties Trust	1,467	37,174
Cousins Properties, Inc.	1,934	57,691
CubeSmart	2,524	68,123
CyrusOne, Inc.	1,502	109,271
Douglas Emmett, Inc.	2,174	66,655
Duke Realty Corp.	4,815	170,403
Empire State Realty Trust, Inc., Class A	1,911	13,377
EPR Properties	7,159	237,178
Equity Commonwealth	16,382	527,500
Equity LifeStyle Properties, Inc.	1,341	83,786
Equity Residential	13,185	775,542
Essex Property Trust, Inc.	852	195,253
Extra Space Storage, Inc.	488	45,077
Federal Realty Investment Trust	2,783	237,139
First Industrial Realty Trust, Inc.	1,649	63,388
Gaming and Leisure Properties, Inc.	2,697	93,316
Healthcare Trust of America, Inc., Class A	2,840	75,317
Healthpeak Properties, Inc.	7,049	194,270
Highwoods Properties, Inc.	1,344	50,172
Host Hotels & Resorts, Inc.	23,297	251,375
Hudson Pacific Properties, Inc.	1,962	49,364
Invitation Homes, Inc.	7,115	195,876
Iron Mountain, Inc.	1,547	40,377
JBG SMITH Properties	1,591	47,046
Kilroy Realty Corp.	1,501	88,109
Kimco Realty Corp.	5,397	69,297
Lamar Advertising Co., Class A	1,123	74,971
Life Storage, Inc.	7,941	753,998
Medical Properties Trust, Inc.	34,753	653,356
Mid-America Apartment Communities, Inc.	7,032	806,359
National Retail Properties, Inc.	2,238	79,404
New Residential Investment Corp.	5,414	40,226
Omega Healthcare Investors, Inc.	2,940	87,406
Outfront Media, Inc.	1,878	26,611
Paramount Group, Inc.	2,472	19,059
Park Hotels & Resorts, Inc.	3,128	30,936
Rayonier, Inc.	45,060	1,117,037
Realty Income Corp.	4,497	267,571
Regency Centers Corp.	13,953	640,303
Rexford Industrial Realty, Inc.	1,517	62,849
Simon Property Group, Inc.	847	57,918
SL Green Realty Corp.	1,010	49,783
Spirit Realty Capital, Inc.	9,648	336,329
Starwood Property Trust, Inc.	3,571	53,422
STORE Capital Corp.	2,937	69,930
Sun Communities, Inc.	6,232	845,558
Taubman Centers, Inc.	784	29,604
UDR, Inc.	3,828	143,091
Ventas, Inc.	4,879	178,669
VEREIT, Inc.	14,110	90,727
VICI Properties, Inc.	33,583	678,041
Vornado Realty Trust	2,293	87,616
Weingarten Realty Investors	1,585	30,004
Welltower, Inc.	5,467	282,917
Weyerhaeuser Co.	90,376	2,029,845
WP Carey, Inc.	10,689	723,111
		16,198,938
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	4,361	197,204
Jones Lang LaSalle, Inc.	673	69,629
		266,833
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	510	26,494
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	452	27,378
Recreational Vehicles — 0.3%
Brunswick Corp.	9,545	610,975
Polaris, Inc.	681	63,027
		674,002
Rental Auto/Equipment — 0.2%
AMERCO	117	35,356
Element Fleet Management Corp.	40,913	305,280
United Rentals, Inc.†	941	140,247
		480,883
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	6,136	117,873

Vail Resorts, Inc.	480	87,432
		205,305
Retail-Apparel/Shoe — 0.2%
Burlington Stores, Inc.†	90	17,724
Foot Locker, Inc.	1,352	39,424
Gap, Inc.	2,385	30,099
L Brands, Inc.	2,997	44,865
Urban Outfitters, Inc.†	10,703	162,899
		295,011
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	870	123,931
AutoZone, Inc.†	125	141,015
Genuine Parts Co.	1,836	159,659
		424,605
Retail-Automobile — 0.1%
AutoNation, Inc.†	769	28,899
CarMax, Inc.†	1,967	176,145
Penske Automotive Group, Inc.	416	16,103
		221,147
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	584	42,521
Qurate Retail, Inc.†	4,975	47,263
		89,784
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,444	213,288
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	481	71,919
Retail-Discount — 0.4%
BJ's Wholesale Club Holdings, Inc.†	9,742	363,084
Dollar Tree, Inc.†	5,204	482,307
Ollie's Bargain Outlet Holdings, Inc.†	80	7,812
		853,203
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,576	339,491
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	840	68,888
Retail-Jewelry — 0.2%
Tiffany & Co.	2,622	319,727
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	15,999	247,824
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	49	9,968
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	2,024	42,038
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,700	128,809
Dunkin' Brands Group, Inc.	159	10,371
Wendy's Co.	16,561	360,699
Yum China Holdings, Inc.	4,387	210,883
		710,762
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	806	33,256
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	628	17,559
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	40,916	450,485
New York Community Bancorp, Inc.	5,877	59,945
People's United Financial, Inc.	5,526	63,936
Sterling Bancorp	2,526	29,605
TFS Financial Corp.	638	9,130
		613,101
Schools — 0.7%
2U, Inc.†	540	20,499
Bright Horizons Family Solutions, Inc.†	231	27,073
Graham Holdings Co., Class B	54	18,504
Grand Canyon Education, Inc.†	4,323	391,361
Strategic Education, Inc.	5,766	885,946
		1,343,383
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	4,499	551,757
Cirrus Logic, Inc.†	763	47,138
Maxim Integrated Products, Inc.	11,945	723,987
NXP Semiconductors NV	4,550	518,882
		1,841,764
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	16,654	1,006,734
Entegris, Inc.	112	6,614
MKS Instruments, Inc.	176	19,930
		1,033,278
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,173	379,167
Silver Mining — 0.5%
Fresnillo PLC	90,517	942,775
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	274	31,132
Steel-Producers — 0.2%
Nucor Corp.	6,501	269,207
Reliance Steel & Aluminum Co.	829	78,697
Steel Dynamics, Inc.	2,648	69,086
		416,990
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,997	108,158
Corning, Inc.	23,038	596,684
		704,842
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,368	19,725
Juniper Networks, Inc.	4,296	98,207
		117,932
Telephone-Integrated — 0.3%
CenturyLink, Inc.	14,300	143,429
GCI Liberty, Inc., Class A†	1,289	91,674
Telephone & Data Systems, Inc.	13,805	274,443
		509,546

Television — 0.6%
AMC Networks, Inc., Class A†	6,484	151,661
Nexstar Media Group, Inc., Class A	190	15,901
ViacomCBS, Inc., Class A	141	3,609
ViacomCBS, Inc., Class B	42,527	991,730
		1,162,901
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	759	77,236
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	726	38,826
Tools-Hand Held — 0.6%
MSA Safety, Inc.	370	42,343
Snap-on, Inc.	703	97,372
Stanley Black & Decker, Inc.	7,794	1,086,328
		1,226,043
Toys — 0.1%
Hasbro, Inc.	1,662	124,567
Mattel, Inc.†	8,879	85,860
		210,427
Transport-Marine — 0.2%
Kirby Corp.†	778	41,670
SEACOR Holdings, Inc.†	6,247	176,915
Tidewater, Inc.†	25,979	145,222
		363,807
Transport-Rail — 0.5%
Kansas City Southern	7,056	1,053,390
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	13,186	1,042,485
Expeditors International of Washington, Inc.	6,443	489,926
Ryder System, Inc.	5,849	219,396
		1,751,807
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	5,559	668,970
Knight-Swift Transportation Holdings, Inc.	10,036	418,601
Landstar System, Inc.	94	10,557
Old Dominion Freight Line, Inc.	176	29,848
Schneider National, Inc., Class B	770	18,996
XPO Logistics, Inc.†	1,127	87,061
		1,234,033
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	110	1,797
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	20,168	432,604
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,148	51,637
Water — 0.2%
American Water Works Co., Inc.	2,369	304,796
Essential Utilities, Inc.	2,923	123,467
		428,263
Water Treatment Systems — 0.0%
Pentair PLC	2,157	81,944
Web Hosting/Design — 0.1%
VeriSign, Inc.†	544	112,516
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	5,970	836,576
Ubiquiti, Inc.	21	3,666
ViaSat, Inc.†	753	28,892
		869,134
Total Common Stocks (cost $197,847,039)		194,469,182
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,716)	1,948	179,196
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Mid-Cap Value ETF (cost $2,219,718)	30,790	2,356,359
FOREIGN CORPORATE BONDS & NOTES — 0.1%
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $163,642)	$232,000	161,820
Total Long-Term Investment Securities (cost $200,451,115)		197,166,557
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(1)	317,789	317,789
T. Rowe Price Government Reserve Fund 0.14%(1)	612	612
		318,401
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.22% due 09/10/2020(2)	10,000	9,997
0.34% due 08/13/2020(2)	50,000	49,992
		59,989
Total Short-Term Investment Securities (cost $378,376)		378,390

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $1,564,000 and collateralized by $1,524,700 of United States Treasury Notes, bearing interest at 1.25%, due 08/31/2024 and having an approximate value of $1,595,281 (cost $1,564,000)	1,564,000	1,564,000
TOTAL INVESTMENTS (cost $202,393,491)	100.3%	199,108,947
Liabilities in excess of other assets	(0.3)	(502,708)
NET ASSETS	100.0%	$198,606,239

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $161,820 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2020.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CenterPoint Energy, Inc. PIPE	05/07/2020	11,287	$181,495	$210,728	$18.67	0.00%

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt
SIX	— Swiss Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	September 2020	$181,652	$177,910	$(3,742)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 1):

	Level 1 -Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Distribution	$1,923,776	$210,728		$—	$2,134,504
Investment Companies	—	759,730	#	—	759,730
Other Industries	189,195,716	2,379,232	**	—	191,574,948
Convertible Preferred Securities	179,196	—		—	179,196
Exchange-Traded Funds	2,356,359	—		—	2,356,359
Foreign Corporate Bonds & Notes	—	161,820		—	161,820
Short-Term Investment Securities:
Registered Investment Companies	318,401	—		—	318,401
U.S. Government Treasuries	—	59,989		—	59,989
Repurchase Agreements	—	1,564,000		—	1,564,000
Total Investments at Value	$193,973,448	$5,135,499		$—	$199,108,947

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,742	$—		$—	$3,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $133,307 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.0%
Advanced Materials — 0.1%
Haynes International, Inc.	1,202	$28,079
Lydall, Inc.†	1,694	22,971
Materion Corp.	1,944	119,536
		170,586
Advertising Agencies — 0.1%
MDC Partners, Inc., Class A†	114,143	237,417
Advertising Sales — 0.1%
National CineMedia, Inc.	43,100	128,007
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,067	164,595
National Presto Industries, Inc.	484	42,297
Park Aerospace Corp.	1,866	20,787
		227,679
Aerospace/Defense-Equipment — 0.9%
AAR Corp.	12,558	259,574
Aerojet Rocketdyne Holdings, Inc.†	6,915	274,111
Barnes Group, Inc.	4,539	179,563
Hexcel Corp.	12,034	544,177
Kaman Corp.	2,646	110,074
Moog, Inc., Class A	4,372	231,628
Triumph Group, Inc.	4,963	44,717
		1,643,844
Agricultural Operations — 0.2%
Andersons, Inc.	3,149	43,330
Fresh Del Monte Produce, Inc.	10,378	255,507
Phibro Animal Health Corp., Class A	1,942	51,016
		349,853
Airlines — 0.2%
Allegiant Travel Co.	1,256	137,168
Hawaiian Holdings, Inc.	4,398	61,748
SkyWest, Inc.	4,799	156,543
		355,459
Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	14,297	223,462
Deckers Outdoor Corp.†	1,750	343,683
Kontoor Brands, Inc.	4,482	79,824
Oxford Industries, Inc.	13,445	591,714
		1,238,683
Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	2,000	23,800
iRobot Corp.†	2,669	223,929
		247,729
Applications Software — 0.5%
Agilysys, Inc.†	1,926	34,552
Digi International, Inc.†	2,772	32,294
Ebix, Inc.	2,132	47,672
PDF Solutions, Inc.†	2,699	52,792
PTC, Inc.†	9,332	725,936
		893,246
Athletic Equipment — 0.4%
Fox Factory Holding Corp.†	3,925	324,244
Vista Outdoor, Inc.†	5,553	80,241
YETI Holdings, Inc.†	6,409	273,857
		678,342
Audio/Video Products — 0.1%
Daktronics, Inc.	3,581	15,578
Sonos, Inc.†	2,200	32,186
Universal Electronics, Inc.†	1,332	62,364
		110,128
Auto Repair Centers — 0.1%
Monro, Inc.	3,186	175,039
Auto-Truck Trailers — 0.4%
Wabash National Corp.	64,359	683,493
Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC†	5,100	83,742
American Axle & Manufacturing Holdings, Inc.†	10,824	82,262
Cooper-Standard Holdings, Inc.†	1,616	21,412
Dorman Products, Inc.†	2,764	185,381
Garrett Motion, Inc.†	7,235	40,082
Gentherm, Inc.†	20,625	802,313
Meritor, Inc.†	15,217	301,297
Methode Electronics, Inc.	3,550	110,973
Telenav, Inc.†	7,700	42,273
Titan International, Inc.	4,815	7,030
		1,676,765
Auto/Truck Parts & Equipment-Replacement — 0.5%
Douglas Dynamics, Inc.	6,600	231,792
Motorcar Parts of America, Inc.†	1,815	32,071
Standard Motor Products, Inc.	15,987	658,664
		922,527
B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,292	91,319
Banks-Commercial — 7.0%
1st Source Corp.	2,540	90,373
Allegiance Bancshares, Inc.	1,797	45,626
Ameris Bancorp	6,248	147,390
Atlantic Union Bankshares Corp.	2,063	47,779
BancFirst Corp.	7,700	312,389
BancorpSouth Bank	10,300	234,222
Banner Corp.	11,365	431,870
Cadence BanCorp	26,154	231,724
Cambridge Bancorp	4,357	258,109
Cathay General Bancorp	4,000	105,200
Central Pacific Financial Corp.	15,191	243,512
Central Valley Community Bancorp	900	13,851
CIT Group, Inc.	7,400	153,402
City Holding Co.	1,546	100,753
Columbia Banking System, Inc.	16,851	477,642
Community Bank System, Inc.	4,986	284,302
Customers Bancorp, Inc.†	2,771	33,307
CVB Financial Corp.	29,022	543,872
Eagle Bancorp, Inc.	3,082	100,935
Enterprise Financial Services Corp.	2,400	74,688
Equity Bancshares, Inc., Class A†	4,700	81,968
First BanCorp/Puerto Rico	20,882	116,730
First Citizens BancShares, Inc., Class A	1,756	711,215
First Commonwealth Financial Corp.	26,293	217,706
First Community Bankshares, Inc.	1,100	24,695
First Financial Bancorp	9,377	130,247

First Hawaiian, Inc.	3,700	63,788
First Interstate BancSystem, Inc., Class A	24,609	761,895
First Merchants Corp.	15,025	414,239
First Midwest Bancorp, Inc.	10,932	145,942
Flagstar Bancorp, Inc.	3,312	97,472
Franklin Financial Network, Inc.	1,300	33,475
Great Western Bancorp, Inc.	12,866	177,036
Hanmi Financial Corp.	2,931	28,460
Heritage Financial Corp.	22,987	459,740
HomeStreet, Inc.	2,239	55,102
Hope Bancorp, Inc.	29,351	270,616
IBERIABANK Corp.	1,500	68,310
Independent Bank Corp.	3,152	211,468
Independent Bank Corp.	4,800	71,280
Lakeland Financial Corp.	9,777	455,510
Meta Financial Group, Inc.	3,048	55,382
NBT Bancorp, Inc.	4,172	128,331
OFG Bancorp	4,914	65,700
Old National Bancorp	35,071	482,577
PacWest Bancorp	2,700	53,217
Preferred Bank	1,299	55,662
S&T Bancorp, Inc.	3,644	85,452
Seacoast Banking Corp. of Florida†	24,321	496,148
ServisFirst Bancshares, Inc.	4,432	158,488
Simmons First National Corp., Class A	10,430	178,457
South State Corp.	8,739	416,501
Southside Bancshares, Inc.	2,970	82,328
Tompkins Financial Corp.	1,170	75,781
Triumph Bancorp, Inc.†	2,122	51,501
TrustCo Bank Corp.	9,230	58,426
Trustmark Corp.	25,300	620,356
UMB Financial Corp.	2,500	128,875
United Bankshares, Inc.	7,400	204,684
United Community Banks, Inc.	35,672	717,721
Veritex Holdings, Inc.	4,388	77,668
Webster Financial Corp.	2,400	68,664
West Bancorporation, Inc.	1,650	28,859
Westamerica Bancorporation	11,354	651,947
		13,470,565
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,765	140,490
Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,502	141,901
National Bank Holdings Corp., Class A	3,825	103,275
		245,176
Beverages-Non-alcoholic — 0.4%
Coca-Cola Consolidated, Inc.	444	101,760
National Beverage Corp.†	1,116	68,098
Primo Water Corp.	40,317	554,359
		724,217
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,261	46,285
Broadcast Services/Program — 0.3%
Hemisphere Media Group, Inc.†	13,604	133,727
Madison Square Garden Entertainment Corp.†	6,413	480,975
		614,702
Building & Construction Products-Misc. — 1.0%
American Woodmark Corp.†	1,490	112,719
Builders FirstSource, Inc.†	18,600	385,020
Gibraltar Industries, Inc.†	3,102	148,927
Louisiana-Pacific Corp.	10,300	264,195
Patrick Industries, Inc.	2,115	129,544
Simpson Manufacturing Co., Inc.	9,287	783,451
		1,823,856
Building & Construction-Misc. — 0.9%
Comfort Systems USA, Inc.	19,694	802,530
EMCOR Group, Inc.	11,125	735,808
MYR Group, Inc.†	6,597	210,510
		1,748,848
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,885	210,916
SPX Corp.†	4,265	175,505
		386,421
Building Products-Cement — 0.0%
US Concrete, Inc.†	2,816	69,837
Building Products-Doors & Windows — 0.5%
Apogee Enterprises, Inc.	19,399	446,953
Griffon Corp.	4,131	76,506
Masonite International Corp.†	4,250	330,565
PGT Innovations, Inc.†	5,640	88,435
		942,459
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	3,900	25,233
Building Products-Wood — 0.4%
Boise Cascade Co.	13,052	490,886
UFP Industries, Inc.	7,249	358,898
		849,784
Building-Heavy Construction — 0.9%
Aegion Corp.†	2,937	46,610
Arcosa, Inc.	10,415	439,513
Dycom Industries, Inc.†	11,449	468,150
Granite Construction, Inc.	4,474	85,632
MasTec, Inc.†	9,600	430,752
Tutor Perini Corp.†	28,500	347,130
		1,817,787
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	15,078	547,331
ServiceMaster Global Holdings, Inc.†	29,410	1,049,643
		1,596,974
Building-Mobile Home/Manufactured Housing — 1.1%
Cavco Industries, Inc.†	4,682	902,924
LCI Industries	2,406	276,642
Skyline Champion Corp.†	30,858	751,084
Winnebago Industries, Inc.	3,225	214,849
		2,145,499

Building-Residential/Commercial — 1.3%
Century Communities, Inc.†	2,744	84,131
Installed Building Products, Inc.†	2,025	139,279
KB Home	17,700	543,036
LGI Homes, Inc.†	2,088	183,807
M/I Homes, Inc.†	2,730	94,021
MDC Holdings, Inc.	4,828	172,360
Meritage Homes Corp.†	4,683	356,470
TRI Pointe Group, Inc.†	56,600	831,454
		2,404,558
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	21,200	111,724
Casino Hotels — 0.1%
Boyd Gaming Corp.	6,800	142,120
Casino Services — 0.0%
Eldorado Resorts, Inc.†	800	32,048
Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,681	31,475
Innospec, Inc.	2,351	181,615
Koppers Holdings, Inc.†	4,508	84,931
Quaker Chemical Corp.	1,241	230,391
Stepan Co.	2,714	263,529
		791,941
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	4,783	13,440
Chemicals-Other — 0.0%
American Vanguard Corp.	2,541	34,964
Chemicals-Plastics — 0.1%
PolyOne Corp.	8,800	230,824
Chemicals-Specialty — 2.3%
Ashland Global Holdings, Inc.	14,654	1,012,591
Balchem Corp.	10,113	959,319
Ferro Corp.†	7,872	93,992
GCP Applied Technologies, Inc.†	5,165	95,966
H.B. Fuller Co.	4,921	219,477
Hawkins, Inc.	902	38,407
Kraton Corp.†	3,049	52,687
Minerals Technologies, Inc.	4,500	211,185
Rogers Corp.†	1,786	222,535
Sensient Technologies Corp.	10,183	531,145
Tronox Holdings PLC, Class A	6,700	48,374
Valvoline, Inc.	49,452	955,907
		4,441,585
Circuit Boards — 0.2%
TTM Technologies, Inc.†	24,858	294,816
Coal — 0.2%
Arch Resources, Inc., Class A	2,550	72,445
CONSOL Energy, Inc.†	2,491	12,630
Peabody Energy Corp.	3,000	8,640
SunCoke Energy, Inc.	9,622	28,481
Warrior Met Coal, Inc.	20,098	309,308
		431,504
Coffee — 0.0%
Farmer Brothers Co.†	7,500	55,050
Commercial Services — 0.7%
HMS Holdings Corp.†	8,463	274,117
LiveRamp Holdings, Inc.†	17,427	740,125
Medifast, Inc.	1,728	239,794
Team, Inc.†	2,932	16,331
		1,270,367
Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	3,447	82,659
Euronet Worldwide, Inc.†	550	52,701
EVERTEC, Inc.	5,709	160,423
Evo Payments, Inc., Class A†	12,500	285,375
Green Dot Corp., Class A†	6,865	336,934
		918,092
Communications Software — 0.4%
Avaya Holdings Corp.†	58,100	718,116
Computer Data Security — 0.1%
OneSpan, Inc.†	3,126	87,309
Qualys, Inc.†	650	67,613
		154,922
Computer Services — 1.5%
CACI International, Inc., Class A†	1,250	271,100
ExlService Holdings, Inc.†	3,285	208,269
Insight Enterprises, Inc.†	5,775	284,130
Perspecta, Inc.	13,900	322,897
Science Applications International Corp.	10,270	797,774
Sykes Enterprises, Inc.†	3,606	99,742
TTEC Holdings, Inc.	1,695	78,919
Unisys Corp.†	5,003	54,583
Virtusa Corp.†	2,884	93,643
WNS Holdings, Ltd. ADR†	13,915	765,047
		2,976,104
Computer Software — 0.7%
Avid Technology, Inc.†	13,400	97,418
Cornerstone OnDemand, Inc.†	6,300	242,928
Simulations Plus, Inc.	1,174	70,229
Xperi Holding Corp.	60,286	889,821
		1,300,396
Computers-Integrated Systems — 0.1%
Cubic Corp.	2,996	143,898
Diebold Nixdorf, Inc.†	7,417	44,947
MTS Systems Corp.	1,712	30,114
		218,959
Computers-Other — 0.4%
3D Systems Corp.†	11,379	79,539
Lumentum Holdings, Inc.†	8,833	719,271
		798,810
Consulting Services — 0.3%
Forrester Research, Inc.†	1,024	32,809
GP Strategies Corp.†	9,400	80,652
Huron Consulting Group, Inc.†	8,900	393,825
Kelly Services, Inc., Class A	3,190	50,450
		557,736
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	919	33,075
Central Garden & Pet Co., Class A†	6,953	234,942

Quanex Building Products Corp.	9,640	133,803
WD-40 Co.	1,308	259,376
		661,196
Containers-Paper/Plastic — 0.7%
Ardagh Group SA	31,755	409,957
Graphic Packaging Holding Co.	64,465	901,866
Matthews International Corp., Class A	2,993	57,166
		1,368,989
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	2,200	68,552
Inter Parfums, Inc.	1,690	81,373
		149,925
Data Processing/Management — 0.6%
Bottomline Technologies DE, Inc.†	3,632	184,397
CommVault Systems, Inc.†	7,800	301,860
CSG Systems International, Inc.	16,010	662,654
		1,148,911
Dental Supplies & Equipment — 0.2%
Patterson Cos., Inc.	14,200	312,400
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	2,800	135,464
BioTelemetry, Inc.†	3,268	147,681
Repligen Corp.†	5,700	704,577
		987,722
Diagnostic Kits — 0.4%
Meridian Bioscience, Inc.†	4,100	95,489
Natera, Inc.†	11,001	548,510
OraSure Technologies, Inc.†	6,818	79,293
		723,292
Disposable Medical Products — 0.6%
CONMED Corp.	2,731	196,605
ICU Medical, Inc.†	3,427	631,630
Merit Medical Systems, Inc.†	5,301	241,991
		1,070,226
Distribution/Wholesale — 1.5%
Core-Mark Holding Co., Inc.	20,816	519,463
Fossil Group, Inc.†	9,054	42,101
G-III Apparel Group, Ltd.†	27,840	369,994
KAR Auction Services, Inc.	41,089	565,385
Resideo Technologies, Inc.†	11,788	138,155
ScanSource, Inc.†	17,126	412,565
Univar Solutions, Inc.†	45,103	760,437
Veritiv Corp.†	4,600	78,016
WESCO International, Inc.†	693	24,331
		2,910,447
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	5,790	101,904
EnPro Industries, Inc.	17,025	839,162
Fabrinet†	5,515	344,246
Federal Signal Corp.	5,766	171,423
Standex International Corp.	1,188	68,370
		1,525,105
Diversified Minerals — 0.0%
Livent Corp.†	13,993	86,197
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,951	37,108
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,605	15,526
E-Commerce/Services — 0.4%
Cars.com, Inc.†	17,300	99,648
Groupon, Inc.†	1,225	22,197
Shutterstock, Inc.	1,842	64,415
Stamps.com, Inc.†	3,529	648,242
		834,502
E-Marketing/Info — 0.1%
comScore, Inc.†	26,700	82,770
QuinStreet, Inc.†	4,476	46,819
		129,589
E-Services/Consulting — 0.7%
Perficient, Inc.†	39,364	1,408,444
Electric Products-Misc. — 0.2%
Novanta, Inc.†	3,610	385,440
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	12,700	89,789
Electric-Generation — 0.1%
Atlantic Power Corp.†	117,000	234,000
Electric-Integrated — 1.1%
Avista Corp.	14,779	537,808
Black Hills Corp.	1,600	90,656
El Paso Electric Co.	3,899	261,233
IDACORP, Inc.	8,574	749,110
PNM Resources, Inc.	3,600	138,384
Portland General Electric Co.	8,100	338,661
		2,115,852
Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	3,663	248,315
Applied Optoelectronics, Inc.†	1,850	20,109
Bel Fuse, Inc., Class B	9,669	103,748
Benchmark Electronics, Inc.	15,186	328,017
Comtech Telecommunications Corp.	2,367	39,979
Knowles Corp.†	8,235	125,666
OSI Systems, Inc.†	4,303	321,176
Plexus Corp.†	2,794	197,145
Sanmina Corp.†	15,629	391,350
SMART Global Holdings, Inc.†	1,309	35,579
		1,811,084
Electronic Components-Semiconductors — 2.3%
Amkor Technology, Inc.†	38,000	467,780
CEVA, Inc.†	2,106	78,807
CTS Corp.	3,088	61,884
Diodes, Inc.†	3,992	202,394
DSP Group, Inc.†	2,221	35,269
MACOM Technology Solutions Holdings, Inc.†	24,444	839,651
ON Semiconductor Corp.†	35,623	706,048
Photronics, Inc.†	6,233	69,373
Rambus, Inc.†	50,243	763,694
Semtech Corp.†	18,124	946,435

Synaptics, Inc.†	5,700	342,684
		4,514,019
Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,787	175,358
FARO Technologies, Inc.†	1,696	90,906
Itron, Inc.†	3,421	226,641
Mesa Laboratories, Inc.	2,168	470,022
Stoneridge, Inc.†	15,700	324,362
		1,287,289
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,060	263,129
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	15,170	181,282
Green Plains, Inc.†	6,294	64,293
Renewable Energy Group, Inc.†	8,038	199,182
REX American Resources Corp.†	3,427	237,731
SunPower Corp.†	39,800	304,868
Sunrun, Inc.†	7,602	149,911
		1,137,267
Engineering/R&D Services — 0.3%
Exponent, Inc.	4,934	399,309
KBR, Inc.	3,800	85,690
		484,999
Enterprise Software/Service — 1.0%
ACI Worldwide, Inc.†	10,400	280,696
Donnelley Financial Solutions, Inc.†	8,538	71,719
eGain Corp.†	8,400	93,324
Evolent Health, Inc., Class A†	26,800	190,816
LivePerson, Inc.†	5,893	244,147
ManTech International Corp., Class A	2,591	177,457
MicroStrategy, Inc., Class A†	1,540	182,167
Omnicell, Inc.†	4,080	288,130
Progress Software Corp.	4,287	166,121
SPS Commerce, Inc.†	3,343	251,126
		1,945,703
Entertainment Software — 0.1%
Glu Mobile, Inc.†	12,597	116,774
Filtration/Separation Products — 0.5%
ESCO Technologies, Inc.	11,664	985,958
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	450	188,554
Finance-Consumer Loans — 0.3%
Encore Capital Group, Inc.†	2,661	90,953
Enova International, Inc.†	2,875	42,751
EZCORP, Inc., Class A†	10,287	64,808
Navient Corp.	31,000	217,930
Nelnet, Inc., Class A	650	31,031
PRA Group, Inc.†	4,359	168,519
World Acceptance Corp.†	503	32,957
		648,949
Finance-Investment Banker/Broker — 0.8%
Cowen, Inc., Class A	7,300	118,333
Greenhill & Co., Inc.	1,402	14,006
Houlihan Lokey, Inc.	20,684	1,150,858
INTL. FCStone, Inc.†	1,564	86,020
Moelis & Co., Class A	600	18,696
Piper Sandler Cos.	2,188	129,442
		1,517,355
Finance-Mortgage Loan/Banker — 0.0%
Ellington Financial, Inc.	600	7,068
Finance-Other Services — 0.0%
Premier Financial Corp.	1,800	31,806
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	2,900	21,025
MGIC Investment Corp.	18,500	151,515
NMI Holdings, Inc., Class A†	10,612	170,641
Radian Group, Inc.	16,400	254,364
		597,545
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,590	120,840
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,646	55,651
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	6,137	149,620
Cal-Maine Foods, Inc.†	2,899	128,948
Hain Celestial Group, Inc.†	11,981	377,521
J&J Snack Foods Corp.	1,428	181,542
John B. Sanfilippo & Son, Inc.	3,556	303,433
		1,141,064
Food-Wholesale/Distribution — 0.8%
Calavo Growers, Inc.	1,570	98,769
Chefs' Warehouse, Inc.†	2,959	40,183
Performance Food Group Co.†	29,816	868,838
SpartanNash Co.	18,515	393,444
United Natural Foods, Inc.†	5,132	93,454
		1,494,688
Footwear & Related Apparel — 0.6%
Crocs, Inc.†	6,449	237,452
Steven Madden, Ltd.	28,723	709,171
Wolverine World Wide, Inc.	7,771	185,028
		1,131,651
Gambling (Non-Hotel) — 0.2%
Monarch Casino & Resort, Inc.†	1,148	39,124
Red Rock Resorts, Inc., Class A	28,784	314,033
		353,157
Gas-Distribution — 0.8%
Chesapeake Utilities Corp.	6,485	544,740
New Jersey Resources Corp.	1,700	55,505
Northwest Natural Holding Co.	4,122	229,966
ONE Gas, Inc.	3,500	269,675
South Jersey Industries, Inc.	8,850	221,161
Southwest Gas Holdings, Inc.	2,400	165,720
		1,486,767
Gold Mining — 0.2%
Pretium Resources, Inc.†	51,976	436,598

Golf — 0.1%
Callaway Golf Co.	9,008	157,730
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,442	82,735
Health Care Cost Containment — 0.0%
CorVel Corp.†	843	59,760
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,206	26,097
Sleep Number Corp.†	9,245	384,962
		411,059
Hotels/Motels — 0.2%
Extended Stay America, Inc.	31,578	353,358
Marcus Corp.	2,214	29,380
St. Joe Co.†	2,988	58,027
		440,765
Housewares — 0.0%
Tupperware Brands Corp.	4,692	22,287
Human Resources — 2.0%
AMN Healthcare Services, Inc.†	4,496	203,399
ASGN, Inc.†	24,184	1,612,589
Barrett Business Services, Inc.	8,996	477,957
Cross Country Healthcare, Inc.†	51,986	320,234
Heidrick & Struggles International, Inc.	2,945	63,671
Insperity, Inc.	1,400	90,622
Kforce, Inc.	6,600	193,050
Korn Ferry	9,819	301,738
Resources Connection, Inc.	2,892	34,617
TrueBlue, Inc.†	31,058	474,256
		3,772,133
Identification Systems — 0.1%
Brady Corp., Class A	4,635	217,011
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	4,500	94,365
Clearway Energy, Inc., Class C	1,000	23,060
		117,425
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,183	58,024
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,631	213,111
Instruments-Scientific — 0.1%
Fluidigm Corp.†	59,300	237,793
Insurance Brokers — 0.4%
Brown & Brown, Inc.	14,449	588,941
eHealth, Inc.†	2,452	240,885
		829,826
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	12,361	305,440
CNO Financial Group, Inc.	16,500	256,905
Primerica, Inc.	1,150	134,090
		696,435
Insurance-Multi-line — 0.3%
Kemper Corp.	6,905	500,751
Insurance-Property/Casualty — 1.9%
Ambac Financial Group, Inc.†	6,182	88,526
AMERISAFE, Inc.	11,820	722,911
Employers Holdings, Inc.	2,907	87,646
First American Financial Corp.	1,600	76,832
HCI Group, Inc.	603	27,847
Horace Mann Educators Corp.	3,952	145,157
James River Group Holdings, Ltd.	17,875	804,375
Kinsale Capital Group, Inc.	1,981	307,471
Palomar Holdings, Inc.†	11,069	949,277
ProAssurance Corp.	5,154	74,578
ProSight Global, Inc.†	2,100	18,690
Safety Insurance Group, Inc.	1,392	106,154
Stewart Information Services Corp.	2,267	73,700
United Fire Group, Inc.	2,035	56,390
United Insurance Holdings Corp.	1,975	15,445
Universal Insurance Holdings, Inc.	2,853	50,641
		3,605,640
Insurance-Reinsurance — 0.9%
Argo Group International Holdings, Ltd.	1,200	41,796
Axis Capital Holdings, Ltd.	20,062	813,715
Essent Group, Ltd.	9,650	350,005
Reinsurance Group of America, Inc.	5,463	428,518
Third Point Reinsurance, Ltd.†	7,720	57,977
		1,692,011
Internet Connectivity Services — 0.2%
Cogent Communications Holdings, Inc.	4,017	310,755
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	2,420	53,554
TechTarget, Inc.†	2,187	65,676
Yelp, Inc.†	13,800	319,194
		438,424
Internet Security — 0.1%
Proofpoint, Inc.†	1,075	119,454
Internet Telephone — 0.1%
8x8, Inc.†	9,920	158,720
Investment Companies — 0.3%
Compass Diversified Holdings	35,313	608,796
Investment Management/Advisor Services — 0.5%
Blucora, Inc.†	4,580	52,304
Boston Private Financial Holdings, Inc.	7,830	53,870
BrightSphere Investment Group, Inc.	5,967	74,349
Focus Financial Partners, Inc., Class A†	5,100	168,555
Stifel Financial Corp.	5,350	253,751
Virtus Investment Partners, Inc.	1,294	150,479
Waddell & Reed Financial, Inc., Class A	6,281	97,418
WisdomTree Investments, Inc.	11,379	39,485
		890,211
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,459	261,088
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	9,462	438,185
Machinery-Electrical — 0.2%
Argan, Inc.	4,423	209,562
Bloom Energy Corp. Class A†	500	5,440

Franklin Electric Co., Inc.	3,668	192,643
		407,645
Machinery-Farming — 0.1%
Alamo Group, Inc.	931	95,558
Lindsay Corp.	1,037	95,622
		191,180
Machinery-General Industrial — 1.1%
Albany International Corp., Class A	12,250	719,197
Applied Industrial Technologies, Inc.	3,705	231,155
Chart Industries, Inc.†	3,369	163,363
DXP Enterprises, Inc.†	7,144	142,237
IDEX Corp.	4,158	657,130
Kadant, Inc.	1,800	179,388
Tennant Co.	1,765	114,743
		2,207,213
Machinery-Pumps — 0.2%
Cactus, Inc., Class A	10,209	210,612
CIRCOR International, Inc.†	1,913	48,743
SPX FLOW, Inc.†	4,082	152,830
		412,185
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	10,121	144,730
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	106,159	718,696
Change Healthcare, Inc.†	50,303	563,394
Computer Programs & Systems, Inc.	1,208	27,530
NextGen Healthcare, Inc.†	4,682	51,408
Tabula Rasa HealthCare, Inc.†	1,961	107,326
		1,468,354
Medical Instruments — 0.8%
AngioDynamics, Inc.†	17,908	182,124
Bio-Techne Corp.	2,421	639,314
Natus Medical, Inc.†	15,435	336,792
NuVasive, Inc.†	5,300	294,998
		1,453,228
Medical Labs & Testing Services — 1.2%
Catalent, Inc.†	17,352	1,271,902
Medpace Holdings, Inc.†	4,848	450,961
Personalis, Inc.†	3,200	41,504
Syneos Health, Inc.†	10,601	617,508
		2,381,875
Medical Laser Systems — 0.2%
Cutera, Inc.†	24,472	297,824
Medical Products — 1.9%
Accuray, Inc.†	56,700	115,101
Cardiovascular Systems, Inc.†	3,376	106,513
CryoLife, Inc.†	3,612	69,242
Envista Holdings Corp.†	35,887	756,857
Glaukos Corp.†	3,810	146,380
Hanger, Inc.†	3,617	59,897
Inogen, Inc.†	1,752	62,231
Integer Holdings Corp.†	9,768	713,552
Invacare Corp.	17,295	110,169
LeMaitre Vascular, Inc.	1,584	41,818
LivaNova PLC†	4,500	216,585
Luminex Corp.	4,076	132,592
Orthofix Medical, Inc.†	6,388	204,416
SeaSpine Holdings Corp.†	17,200	180,084
Sientra, Inc.†	139,130	538,433
Surmodics, Inc.†	1,303	56,342
Tactile Systems Technology, Inc.†	1,841	76,273
Zynex, Inc.†	1,462	36,360
		3,622,845
Medical-Biomedical/Gene — 2.7%
ACADIA Pharmaceuticals, Inc.†	7,900	382,913
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
AMAG Pharmaceuticals, Inc.†	4,381	33,515
Amicus Therapeutics, Inc.†	16,300	245,804
ANI Pharmaceuticals, Inc.†	909	29,397
Arena Pharmaceuticals, Inc.†	4,960	312,232
Atara Biotherapeutics, Inc.†	12,600	183,582
Biohaven Pharmaceutical Holding Co., Ltd.†	5,100	372,861
Black Diamond Therapeutics, Inc.†	4,600	193,936
Bluebird Bio, Inc.†	900	54,936
Bridgebio Pharma, Inc.†	4,100	133,701
CytomX Therapeutics, Inc.†	5,500	45,815
Eiger BioPharmaceuticals, Inc.†	13,200	126,720
Emergent BioSolutions, Inc.†	4,266	337,355
Esperion Therapeutics, Inc.†	1,700	87,227
Evolus, Inc.†	30,561	161,973
Homology Medicines, Inc.†	3,400	51,646
Innoviva, Inc.†	6,401	89,486
Intercept Pharmaceuticals, Inc.†	2,400	114,984
LogicBio Therapeutics, Inc.†	22,400	189,504
Menlo Therapeutics, Inc.†	4,100	7,093
Mersana Therapeutics, Inc.†	13,898	325,213
Myriad Genetics, Inc.†	16,836	190,920
NeoGenomics, Inc.†	10,510	325,600
Puma Biotechnology, Inc.†	16,800	175,224
REGENXBIO, Inc.†	8,430	310,477
REVOLUTION Medicines, Inc.†	2,300	72,611
Solid Biosciences, Inc.†	5,200	15,236
Sutro Biopharma, Inc.†	2,000	15,520
TCR2 Therapeutics, Inc.†	4,200	64,512
Viela Bio, Inc.†	4,800	207,936
Xencor, Inc.†	10,947	354,574
Y-mAbs Therapeutics, Inc.†	600	25,920
		5,248,631
Medical-Drugs — 3.1%
Aerie Pharmaceuticals, Inc.†	12,268	181,076
Aimmune Therapeutics, Inc.†	5,000	83,550
Alector, Inc.†	2,000	48,880
Amphastar Pharmaceuticals, Inc.†	3,228	72,501
Athenex, Inc.†	12,200	167,872
Clovis Oncology, Inc.†	15,700	105,975
Coherus Biosciences, Inc.†	5,837	104,249
Corcept Therapeutics, Inc.†	9,873	166,064
Cytokinetics, Inc.†	5,692	134,160
Eagle Pharmaceuticals, Inc.†	2,369	113,665
Enanta Pharmaceuticals, Inc.†	1,551	77,876

Global Blood Therapeutics, Inc.†	4,200	265,146
Gritstone Oncology, Inc.†	2,300	15,272
Horizon Therapeutics PLC†	5,900	327,922
Intra-Cellular Therapies, Inc.†	15,907	408,333
Lannett Co., Inc.†	31,906	231,637
Marinus Pharmaceuticals, Inc.†	54,300	137,922
MyoKardia, Inc.†	5,700	550,734
Pacira BioSciences, Inc.†	12,088	634,257
Prestige Consumer Healthcare, Inc.†	1,750	65,730
Principia Biopharma, Inc.†	3,900	233,181
Protagonist Therapeutics, Inc.†	12,900	227,814
Reata Pharmaceuticals, Inc., Class A†	2,647	412,985
Seres Therapeutics, Inc.†	58,500	278,460
Spectrum Pharmaceuticals, Inc.†	10,988	37,139
Supernus Pharmaceuticals, Inc.†	5,029	119,439
TG Therapeutics, Inc.†	9,900	192,852
UroGen Pharma, Ltd.†	7,000	182,840
Vanda Pharmaceuticals, Inc.†	13,392	153,204
Voyager Therapeutics, Inc.†	8,800	111,056
Xeris Pharmaceuticals, Inc.†	57,800	153,748
		5,995,539
Medical-Generic Drugs — 0.3%
Arvinas, Inc.†	200	6,708
Endo International PLC†	59,568	204,318
Momenta Pharmaceuticals, Inc.†	11,267	374,853
		585,879
Medical-HMO — 0.2%
Magellan Health, Inc.†	2,127	155,229
Tivity Health, Inc.†	4,177	47,325
Triple-S Management Corp., Class B†	8,300	157,866
		360,420
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	67,654	203,639
Select Medical Holdings Corp.†	10,285	151,498
Tenet Healthcare Corp.†	13,400	242,674
		597,811
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,829	202,094
Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	1,296	119,958
Pennant Group, Inc.†	2,511	56,749
Providence Service Corp.†	1,095	86,406
		263,113
Medical-Wholesale Drug Distribution — 0.3%
Covetrus, Inc.†	9,322	166,771
Owens & Minor, Inc.	50,731	386,570
		553,341
Metal Processors & Fabrication — 0.1%
AZZ, Inc.	2,504	85,937
LB Foster Co., Class A†	1,100	14,047
Mueller Industries, Inc.	5,434	144,436
Tredegar Corp.	2,374	36,560
		280,980
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	873	10,258
Worthington Industries, Inc.	11,800	440,140
		450,398
Metal-Aluminum — 0.2%
Arconic Corp.†	9,186	127,961
Century Aluminum Co.†	6,895	49,162
Kaiser Aluminum Corp.	2,536	186,700
		363,823
Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	38,154	210,610
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	7,152	193,605
John Bean Technologies Corp.	3,031	260,726
		454,331
Motion Pictures & Services — 0.0%
Eros International PLC†	6,100	19,276
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,004	63,543
Multimedia — 0.0%
E.W. Scripps Co., Class A	5,252	45,955
Networking Products — 0.1%
Extreme Networks, Inc.†	25,006	108,526
NETGEAR, Inc.†	2,828	73,217
		181,743
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	16,524	42,962
Office Furnishings-Original — 0.2%
HNI Corp.	9,700	296,529
Interface, Inc.	5,597	45,560
Steelcase, Inc., Class A	10,000	120,600
		462,689
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	45,600	323,760
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	10,282	200,602
Nabors Industries, Ltd.	650	24,063
Patterson-UTI Energy, Inc.	17,852	61,946
ProPetro Holding Corp.†	7,882	40,514
Valaris PLC†	18,994	12,382
		339,507
Oil Companies-Exploration & Production — 0.7%
Bonanza Creek Energy, Inc.†	1,790	26,528
Callon Petroleum Co.†	38,000	43,700
Denbury Resources, Inc.†	48,480	13,385
Gulfport Energy Corp.†	13,926	15,179
Laredo Petroleum, Inc.†	871	12,072
Magnolia Oil & Gas Corp., Class A†	6,100	36,966
Matador Resources Co.†	10,488	89,148
Oasis Petroleum, Inc.†	27,915	20,936
Parsley Energy, Inc., Class A	37,630	401,888
PDC Energy, Inc.†	13,447	167,281
Penn Virginia Corp.†	1,291	12,303
QEP Resources, Inc.	23,181	29,904
Range Resources Corp.	23,718	133,532

Ring Energy, Inc.†	5,726	6,642
SM Energy Co.	10,166	38,123
Southwestern Energy Co.†	51,850	132,736
Talos Energy, Inc.†	1,939	17,839
W&T Offshore, Inc.†	26,200	59,736
		1,257,898
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,356	99,975
Exterran Corp.†	2,665	14,364
US Silica Holdings, Inc.	7,065	25,505
		139,844
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	900	18,099
Delek US Holdings, Inc.	13,200	229,812
Murphy USA, Inc.†	2,800	315,252
Par Pacific Holdings, Inc.†	3,712	33,371
		596,534
Oil-Field Services — 0.9%
Archrock, Inc.	12,296	79,801
Core Laboratories NV	4,255	86,462
DMC Global, Inc.	1,412	38,971
Helix Energy Solutions Group, Inc.†	13,640	47,331
Matrix Service Co.†	26,302	255,655
MRC Global, Inc.†	17,000	100,470
Newpark Resources, Inc.†	8,605	19,189
NexTier Oilfield Solutions, Inc.†	60,400	147,980
NOW, Inc.†	63,463	547,686
Oceaneering International, Inc.†	9,502	60,718
Oil States International, Inc.†	5,833	27,707
RPC, Inc.†	4,945	15,231
Solaris Oilfield Infrastructure, Inc., Class A	32,587	241,795
		1,668,996
Paper & Related Products — 0.3%
Clearwater Paper Corp.†	1,586	57,302
Domtar Corp.	5,300	111,883
Mercer International, Inc.	3,842	31,351
Neenah, Inc.	1,607	79,482
P.H. Glatfelter Co.	6,041	96,958
Schweitzer-Mauduit International, Inc.	2,986	99,762
Verso Corp., Class A	11,800	141,128
		617,866
Pastoral & Agricultural — 0.8%
Darling Ingredients, Inc.†	58,716	1,445,588
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,229	99,574
Poultry — 0.1%
Sanderson Farms, Inc.	1,900	220,191
Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	6,096	743,285
Powell Industries, Inc.	7,045	192,963
Vicor Corp.†	1,771	127,423
		1,063,671
Printing-Commercial — 0.2%
Deluxe Corp.	5,000	117,700
Ennis, Inc.	14,100	255,774
Quad/Graphics, Inc.	19,200	62,400
RR Donnelley & Sons Co.	6,825	8,122
		443,996
Private Equity — 0.3%
Kennedy-Wilson Holdings, Inc.	41,996	639,179
Publishing-Books — 0.5%
Gannett Co, Inc.	18,544	25,591
Houghton Mifflin Harcourt Co.†	69,300	125,433
John Wiley & Sons, Inc., Class A	17,348	676,572
Scholastic Corp.	2,903	86,916
		914,512
Publishing-Periodicals — 0.0%
Meredith Corp.	3,858	56,134
Quarrying — 0.3%
Compass Minerals International, Inc.	11,478	559,552
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,100	64,134
Real Estate Investment Trusts — 6.5%
Acadia Realty Trust	12,840	166,663
Agree Realty Corp.	6,355	417,587
Alexander & Baldwin, Inc.	9,162	111,685
American Assets Trust, Inc.	17,600	489,984
American Finance Trust, Inc.	1,700	13,489
Americold Realty Trust	10,100	366,630
Apollo Commercial Real Estate Finance, Inc.	13,693	134,328
Armada Hoffler Properties, Inc.	5,407	53,800
ARMOUR Residential REIT, Inc.	6,182	58,049
Blackstone Mtg. Trust, Inc., Class A	13,600	327,624
Brandywine Realty Trust	16,320	177,725
Capstead Mtg. Corp.	9,227	50,656
CareTrust REIT, Inc.	9,161	157,203
Cedar Realty Trust, Inc.	8,266	8,183
Chatham Lodging Trust	4,495	27,509
Columbia Property Trust, Inc.	27,558	362,112
Community Healthcare Trust, Inc.	1,971	80,614
CorEnergy Infrastructure Trust, Inc.	1,400	12,810
CoreSite Realty Corp.	2,150	260,279
DiamondRock Hospitality Co.	53,971	298,460
Diversified Healthcare Trust	22,771	100,762
Douglas Emmett, Inc.	18,233	559,024
Easterly Government Properties, Inc.	9,990	230,969
EastGroup Properties, Inc.	1,100	130,471
Equity LifeStyle Properties, Inc.	10,867	678,970
Essential Properties Realty Trust, Inc.	10,405	154,410
First Industrial Realty Trust, Inc.	8,375	321,935
Four Corners Property Trust, Inc.	8,131	198,396
Franklin Street Properties Corp.	10,268	52,264
GEO Group, Inc.	4,200	49,686
Getty Realty Corp.	8,088	240,052
Gladstone Commercial Corp.	2,900	54,375
Global Net Lease, Inc.	8,563	143,259
Granite Point Mtg. Trust, Inc.	5,278	37,896
Hersha Hospitality Trust	4,446	25,609
Highwoods Properties, Inc.	1,800	67,194

Independence Realty Trust, Inc.	9,065	104,157
Industrial Logistics Properties Trust	6,240	128,232
Innovative Industrial Properties, Inc.	2,082	183,258
Invesco Mtg. Capital, Inc.	20,043	74,961
Investors Real Estate Trust	1,165	82,121
iStar, Inc.	6,956	85,698
Kite Realty Group Trust	8,052	92,920
KKR Real Estate Finance Trust, Inc.	8,530	141,427
Ladder Capital Corp.	3,900	31,590
Lexington Realty Trust	35,643	376,034
LTC Properties, Inc.	3,754	141,413
Mack-Cali Realty Corp.	4,300	65,747
National Storage Affiliates Trust	5,936	170,126
New Senior Investment Group, Inc.	9,500	34,390
New York Mtg. Trust, Inc.	36,130	94,299
NexPoint Residential Trust, Inc.	2,093	73,988
Office Properties Income Trust	4,614	119,826
Pebblebrook Hotel Trust	2,600	35,516
Pennsylvania Real Estate Investment Trust	5,813	7,906
PennyMac Mtg. Investment Trust	16,257	284,985
Physicians Realty Trust	7,100	124,392
Piedmont Office Realty Trust, Inc., Class A	7,900	131,219
PotlatchDeltic Corp.	6,200	235,786
PS Business Parks, Inc.	225	29,790
QTS Realty Trust, Inc., Class A	600	38,454
Ready Capital Corp.	3,622	31,475
Redwood Trust, Inc.	22,891	160,237
Retail Opportunity Investments Corp.	19,937	225,886
Retail Properties of America, Inc., Class A	20,495	150,023
RLJ Lodging Trust	5,400	50,976
RPT Realty	7,714	53,689
Ryman Hospitality Properties, Inc.	1,700	58,820
Saul Centers, Inc.	3,433	110,783
SITE Centers Corp.	14,236	115,312
STAG Industrial, Inc.	2,400	70,368
Summit Hotel Properties, Inc.	13,708	81,288
Sunstone Hotel Investors, Inc.	32,000	260,800
Tanger Factory Outlet Centers, Inc.	8,946	63,785
Terreno Realty Corp.	13,479	709,535
TPG RE Finance Trust, Inc.	2,700	23,220
Two Harbors Investment Corp.	10,018	50,491
UMH Properties, Inc.	1,600	20,688
Uniti Group, Inc.	18,581	173,732
Universal Health Realty Income Trust	1,212	96,342
Urstadt Biddle Properties, Inc., Class A	2,871	34,107
Washington Prime Group, Inc.	17,934	15,079
Washington Real Estate Investment Trust	7,879	174,914
Whitestone REIT	4,033	29,320
Xenia Hotels & Resorts, Inc.	20,360	189,959
		12,459,726
Real Estate Management/Services — 0.2%
Marcus & Millichap, Inc.†	2,256	65,108
RE/MAX Holdings, Inc., Class A	1,735	54,531
Realogy Holdings Corp.	19,843	147,037
Safehold, Inc.	1,270	73,012
		339,688
Recreational Vehicles — 0.5%
Brunswick Corp.	15,529	994,011
Recycling — 0.1%
Harsco Corp.†	7,551	102,014
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.	7,933	220,696
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	1,600	131,536
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	5,896	62,733
Boot Barn Holdings, Inc.†	2,758	59,463
Buckle, Inc.	2,743	43,010
Caleres, Inc.	3,851	32,117
Cato Corp., Class A	2,023	16,548
Chico's FAS, Inc.	11,523	15,902
Children's Place, Inc.	1,392	52,089
Designer Brands, Inc., Class A	5,199	35,197
Express, Inc.†	6,170	9,502
Genesco, Inc.†	1,335	28,916
Guess?, Inc.	14,109	136,434
Shoe Carnival, Inc.	850	24,880
Vera Bradley, Inc.†	2,200	9,768
Winmark Corp.	575	98,463
		625,022
Retail-Appliances — 0.0%
Conn's, Inc.†	1,833	18,495
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	7,334	51,851
Retail-Automobile — 0.7%
America's Car-Mart, Inc.†	596	52,371
Asbury Automotive Group, Inc.†	8,795	680,117
Group 1 Automotive, Inc.	1,635	107,861
Lithia Motors, Inc., Class A	2,121	320,971
Sonic Automotive, Inc., Class A	3,406	108,685
		1,270,005
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	22,013	233,338
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	3,698	5,917
Retail-Building Products — 0.2%
BMC Stock Holdings, Inc.†	9,200	231,288
Foundation Building Materials, Inc.†	1,695	26,459
GMS, Inc.†	4,051	99,614
		357,361
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,050	48,678
Retail-Discount — 0.3%
Big Lots, Inc.	12,555	527,310
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,758	38,226

Retail-Hair Salons — 0.0%
Regis Corp.†	2,315	18,937
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	5,653	90,448
La-Z-Boy, Inc.	4,406	119,226
		209,674
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,581	17,138
Signet Jewelers, Ltd.	5,010	51,453
		68,591
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,056	46,034
Retail-Misc./Diversified — 0.1%
GameStop Corp., Class A†	6,199	26,904
PriceSmart, Inc.	2,138	128,985
		155,889
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	190,380	447,393
Retail-Pawn Shops — 0.1%
FirstCash, Inc.	2,600	175,448
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,930	68,785
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	5,400	139,266
Macy's, Inc.	29,641	203,930
		343,196
Retail-Restaurants — 1.0%
BJ's Restaurants, Inc.	2,131	44,623
Bloomin' Brands, Inc.	33,474	356,833
Brinker International, Inc.	10,803	259,272
Cheesecake Factory, Inc.	23,832	546,230
Chuy's Holdings, Inc.†	1,593	23,704
Dave & Buster's Entertainment, Inc.	4,536	60,465
Dine Brands Global, Inc.	1,572	66,181
El Pollo Loco Holdings, Inc.†	1,882	27,778
Fiesta Restaurant Group, Inc.†	1,938	12,364
Red Robin Gourmet Burgers, Inc.†	1,235	12,597
Ruth's Hospitality Group, Inc.	3,011	24,570
Shake Shack, Inc., Class A†	3,362	178,119
Wingstop, Inc.	2,832	393,563
		2,006,299
Retail-Sporting Goods — 0.3%
Hibbett Sports, Inc.†	12,582	263,467
Zumiez, Inc.†	13,223	362,046
		625,513
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,813	132,887
Goodyear Tire & Rubber Co.	7,600	67,982
		200,869
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	8,524	124,024
Proto Labs, Inc.†	2,547	286,461
Raven Industries, Inc.	3,430	73,779
Trinseo SA	8,910	197,446
		681,710
Satellite Telecom — 0.2%
Gogo, Inc.†	39,700	125,452
Iridium Communications, Inc.†	9,366	238,271
KVH Industries, Inc.†	2,800	25,004
		388,727
Savings & Loans/Thrifts — 1.4%
Axos Financial, Inc.†	4,968	109,693
Banc of California, Inc.	4,232	45,833
BankFinancial Corp.	3,900	32,760
Berkshire Hills Bancorp, Inc.	4,131	45,524
Brookline Bancorp, Inc.	17,854	179,968
Capitol Federal Financial, Inc.	900	9,909
Dime Community Bancshares, Inc.	2,742	37,648
Flushing Financial Corp.	3,400	39,168
Investors Bancorp, Inc.	11,300	96,050
Meridian Bancorp, Inc.	24,800	287,680
Northfield Bancorp, Inc.	28,252	325,463
Northwest Bancshares, Inc.	11,356	116,115
OceanFirst Financial Corp.	27,461	484,137
Pacific Premier Bancorp, Inc.	7,736	167,717
People's United Financial, Inc.	5,606	64,861
Provident Financial Services, Inc.	5,741	82,958
Washington Federal, Inc.	21,300	571,692
		2,697,176
Schools — 0.3%
American Public Education, Inc.†	6,315	186,924
K12, Inc.†	10,400	283,296
Perdoceo Education Corp.†	6,610	105,297
		575,517
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,308	9,836
Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	2,200	135,916
MaxLinear, Inc.†	6,303	135,263
Power Integrations, Inc.	2,856	337,379
		608,558
Semiconductor Equipment — 1.3%
Axcelis Technologies, Inc.†	3,147	87,644
Brooks Automation, Inc.	7,060	312,334
Cohu, Inc.	11,992	207,941
Entegris, Inc.	17,848	1,053,925
FormFactor, Inc.†	7,290	213,816
Kulicke & Soffa Industries, Inc.	5,976	124,480
Onto Innovation, Inc.†	4,554	155,018
Ultra Clean Holdings, Inc.†	3,819	86,424
Veeco Instruments, Inc.†	17,331	233,795
		2,475,377
Steel Pipe & Tube — 0.4%
TimkenSteel Corp.†	3,831	14,903
Valmont Industries, Inc.	6,904	784,432
		799,335
Steel-Producers — 0.1%
Commercial Metals Co.	10,000	204,000

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	12,389	670,988
Telecom Services — 0.4%
ATN International, Inc.	1,040	62,993
Consolidated Communications Holdings, Inc.†	68,501	463,752
Spok Holdings, Inc.	1,692	15,820
Vonage Holdings Corp.†	22,077	222,094
		764,659
Telecommunication Equipment — 0.9%
ADTRAN, Inc.	29,190	319,046
Harmonic, Inc.†	9,245	43,914
PC-Tel, Inc.	5,600	37,408
Plantronics, Inc.	31,175	457,649
Viavi Solutions, Inc.†	65,862	839,082
		1,697,099
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	4,840	71,874
Shenandoah Telecommunications Co.	4,485	221,066
		292,940
Television — 0.2%
AMC Networks, Inc., Class A†	400	9,356
Central European Media Enterprises, Ltd., Class A†	35,600	126,024
Sinclair Broadcast Group, Inc., Class A	8,700	160,602
		295,982
Textile-Apparel — 0.0%
Unifi, Inc.†	1,395	17,968
Theaters — 0.0%
Cinemark Holdings, Inc.	5,000	57,750
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,359	51,275
Flexion Therapeutics, Inc.†	35,511	466,970
La Jolla Pharmaceutical Co.†	4,800	20,448
Sarepta Therapeutics, Inc.†	1,550	248,527
		787,220
Tobacco — 0.1%
Universal Corp.	2,339	99,431
Vector Group, Ltd.	11,429	114,976
		214,407
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,469	19,270
Transactional Software — 0.2%
Synchronoss Technologies, Inc.†	88,700	313,111
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,501	107,618
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,127	71,139
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	2,855	22,097
SEACOR Holdings, Inc.†	1,693	47,946
		70,043
Transport-Services — 0.4%
Bristow Group, Inc.†	639	8,901
Echo Global Logistics, Inc.†	11,148	241,020
Forward Air Corp.	2,678	133,418
Hub Group, Inc., Class A†	6,509	311,521
Matson, Inc.	4,120	119,892
		814,752
Transport-Truck — 0.5%
ArcBest Corp.	17,318	459,100
Heartland Express, Inc.	4,438	92,399
Marten Transport, Ltd.	3,728	93,797
Saia, Inc.†	2,496	277,505
Schneider National, Inc., Class B	2,400	59,208
		982,009
Veterinary Diagnostics — 0.2%
Heska Corp.†	809	75,375
Neogen Corp.†	5,065	393,044
		468,419
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,700	76,466
USANA Health Sciences, Inc.†	2,167	159,123
		235,589
Water — 0.7%
American States Water Co.	8,530	670,714
California Water Service Group	4,663	222,425
SJW Group	6,288	390,548
		1,283,687
Web Hosting/Design — 0.1%
NIC, Inc.	10,310	236,718
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,968	96,078
Insteel Industries, Inc.	1,751	33,391
		129,469
Wireless Equipment — 0.2%
CalAmp Corp.†	3,289	26,345
Maxar Technologies, Inc.	15,400	276,584
		302,929
X-Ray Equipment — 0.2%
Varex Imaging Corp.†	20,643	312,741
Total Common Stocks (cost $192,898,972)		188,467,428
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P Small-Cap ETF (cost $173,734)	3,031	206,987
Total Long-Term Investment Securities (cost $193,072,706)		188,674,414
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35%(2)	2,659,933	2,660,997

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 05/20/2021(3)	$100,000	99,850
Total Short-Term Investment Securities (cost $2,760,167)		2,760,847
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $219,000 and collateralized by $213,500 of United States Treasury Notes, bearing interest at 1.25% due 08/31/2024 and having an approximate value of $223,383 (cost $219,000)	219,000	219,000
TOTAL INVESTMENTS (cost $196,051,873)	99.6%	191,654,262
Other assets less liabilities	0.4	717,337
NET ASSETS	100.0%	$192,371,599

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
ETF	— Exchange Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	E-Mini Russell 2000 Index	September 2020	$505,146	$503,160	$(1,986)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of  June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$5,238,423	$—	$10,208	$5,248,631
Other Industries	183,218,797	—	—	183,218,797
Exchange-Traded Funds	206,987	—	—	206,987
Short-Term Investment Securities:
Registered Investment Companies	2,660,997	—	—	2,660,997
U.S. Government Treasuries	—	99,850	—	99,850
Repurchase Agreements	—	219,000	—	219,000
Total Investments at Value	$191,325,204	$318,850	$10,208	$191,654,262

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,986	$—	$—	$1,986

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.5%
Australia — 3.6%
Afterpay, Ltd.†	1,671	$72,017
AGL Energy, Ltd.	5,000	58,970
AMP, Ltd.†	26,891	34,476
Ampol, Ltd.	1,954	39,694
APA Group	9,233	71,098
Aristocrat Leisure, Ltd.	4,497	79,530
ASX, Ltd.	1,515	89,523
Aurizon Holdings, Ltd.	15,282	52,031
AusNet Services	14,581	16,819
Australia & New Zealand Banking Group, Ltd.	61,314	793,476
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	36,338	901,792
BlueScope Steel, Ltd.	3,956	32,085
Brambles, Ltd.	12,076	90,846
Challenger, Ltd.	96,057	294,419
CIMIC Group, Ltd.	760	12,733
Coca-Cola Amatil, Ltd.	3,966	23,774
Cochlear, Ltd.	502	65,501
Coles Group, Ltd.	10,438	123,992
Commonwealth Bank of Australia	13,852	667,105
Computershare, Ltd.	3,809	35,000
Crown Resorts, Ltd.	2,914	19,474
CSL, Ltd.	9,484	1,880,232
Dexus	8,579	54,671
Evolution Mining, Ltd.	12,670	50,652
Fortescue Metals Group, Ltd.	13,251	127,146
Goodman Group	12,877	132,527
GPT Group	15,242	44,064
IGO, Ltd.	159,963	539,913
Insurance Australia Group, Ltd.	18,084	72,289
Lendlease Group	5,176	44,421
Macquarie Group, Ltd.	20,643	1,699,205
Magellan Financial Group, Ltd.	998	40,622
Medibank Private, Ltd.	21,550	44,585
Mirvac Group	30,783	46,336
National Australia Bank, Ltd.	25,010	316,202
Newcrest Mining, Ltd.	6,322	140,951
Northern Star Resources, Ltd.	5,791	55,122
Orica, Ltd.	3,166	36,400
Origin Energy, Ltd.	13,781	55,825
Qantas Airways, Ltd.	5,716	14,974
QBE Insurance Group, Ltd.	11,353	69,794
Ramsay Health Care, Ltd.	1,399	64,485
REA Group, Ltd.	412	30,836
Rio Tinto, Ltd.	7,921	537,109
Santos, Ltd.	13,855	50,944
Scentre Group	208,365	313,754
SEEK, Ltd.	2,617	39,720
Sonic Healthcare, Ltd.	3,531	74,543
South32, Ltd.	255,700	362,068
Stockland	18,657	42,854
Suncorp Group, Ltd.	9,867	63,172
Sydney Airport	8,665	33,974
Tabcorp Holdings, Ltd.	15,848	37,112
Telstra Corp., Ltd.	32,573	70,513
TPG Telecom, Ltd.†	2,904	17,836
Transurban Group	21,401	208,983
Treasury Wine Estates, Ltd.	5,634	40,785
Tuas, Ltd.†	1,452	676
Vicinity Centres	24,990	24,781
Washington H. Soul Pattinson & Co., Ltd.	843	11,431
Wesfarmers, Ltd.	8,872	275,562
Westpac Banking Corp.	28,261	352,034
WiseTech Global, Ltd.	1,121	14,993
Woodside Petroleum, Ltd.	7,373	110,807
Woolworths Group, Ltd.	9,869	254,502
Worley, Ltd.	67,739	410,424
		12,484,184
Austria — 0.4%
ANDRITZ AG†	570	20,730
Erste Group Bank AG†	54,740	1,286,343
OMV AG†	1,152	38,463
Raiffeisen Bank International AG	1,158	20,598
Verbund AG	533	23,838
voestalpine AG	908	19,508
		1,409,480
Belgium — 1.2%
Ageas SA NV	1,397	49,409
Anheuser-Busch InBev SA NV	5,962	293,847
Colruyt SA	433	23,810
Elia Group SA/NV	242	26,240
Galapagos NV†	329	64,586
Groupe Bruxelles Lambert SA	631	52,870
KBC Group NV	1,955	111,971
Proximus SADP	1,190	24,232
Sofina SA	121	31,908
Solvay SA	580	46,377
Telenet Group Holding NV	359	14,762
UCB SA	11,490	1,329,954
Umicore SA	44,377	2,086,573
		4,156,539
Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	5,000	25,761
Dairy Farm International Holdings, Ltd.	2,674	12,453
Hongkong Land Holdings, Ltd.	9,100	37,665
Jardine Matheson Holdings, Ltd.	1,703	71,168
Jardine Strategic Holdings, Ltd.	29,942	646,303
Kerry Properties, Ltd.	5,000	12,918
NWS Holdings, Ltd.	12,000	10,368
		816,636
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	28,492	288,635
Canada — 1.0%
Element Fleet Management Corp.	99,669	743,700
Magna International, Inc.	19,188	854,442
National Bank of Canada	21,034	953,161
Nutrien, Ltd.	279	8,964
Sun Life Financial, Inc.	26,925	989,458
		3,549,725
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	7,590	1,637,163
ASM Pacific Technology, Ltd.	2,400	25,366
Baidu, Inc. ADR†	1,851	221,917
BeiGene, Ltd. ADR†	302	56,897

Budweiser Brewing Co. APAC, Ltd.*	13,500	39,221
China Mengniu Dairy Co., Ltd.	148,000	564,412
CK Asset Holdings, Ltd.	20,360	121,070
CK Hutchison Holdings, Ltd.	85,524	548,254
JOYY, Inc. ADR†	6,855	607,010
Kingdee International Software Group Co., Ltd.	156,000	363,166
Melco Resorts & Entertainment, Ltd. ADR	1,710	26,539
Sands China, Ltd.	18,800	73,569
Tencent Holdings, Ltd.	34,500	2,216,066
WH Group, Ltd.*	75,000	64,364
Wharf Real Estate Investment Co., Ltd.	8,000	38,179
Wynn Macau, Ltd.	12,000	20,847
XP, Inc., Class A†	3,370	141,574
		6,765,614
China — 0.3%
PICC Property & Casualty Co., Ltd.	756,000	621,952
Ping An Insurance Group Co. of China, Ltd.	50,000	499,353
		1,121,305
Denmark — 1.6%
Ambu A/S, Class B	1,277	40,137
AP Moller - Maersk A/S, Series A	25	27,114
AP Moller - Maersk A/S, Series B	51	59,370
Ascendis Pharma A/S ADR†	1,700	251,430
Carlsberg A/S, Class B	837	110,568
Chr. Hansen Holding A/S	825	85,042
Coloplast A/S, Class B	930	144,177
Danske Bank A/S†	5,397	71,785
Demant A/S†	864	22,769
DSV PANALPINA A/S	1,655	201,903
Genmab A/S†	509	170,271
GN Store Nord A/S	1,002	53,353
H. Lundbeck A/S	545	20,483
Novo Nordisk A/S, Class B	20,922	1,353,887
Novozymes A/S, Class B	1,671	96,566
Orsted A/S*	1,480	170,688
Pandora A/S	16,669	904,906
Tryg A/S	946	27,370
Vestas Wind Systems A/S	16,045	1,632,661
		5,444,480
Finland — 0.8%
Elisa Oyj	1,113	67,654
Fortum Oyj	3,475	65,925
Kone Oyj, Class B	2,660	182,787
Neles Oyj	824	26,965
Neste Oyj	3,310	129,271
Nokia Oyj	44,242	193,751
Nordea Bank Abp†	25,353	174,730
Orion Oyj, Class B	823	39,789
Sampo Oyj, Class A	27,080	930,364
Stora Enso Oyj, Class R	65,593	782,213
UPM-Kymmene Oyj	4,176	120,511
Wartsila Oyj Abp	3,473	28,668
		2,742,628
France — 8.1%
Accor SA†	1,483	40,238
Aeroports de Paris	232	23,786
Air Liquide SA	9,837	1,417,402
Alstom SA	19,166	890,222
Amundi SA†*	12,054	942,851
Arkema SA	540	51,568
Atos SE†	769	65,453
AXA SA	86,086	1,796,538
BioMerieux	324	44,485
BNP Paribas SA†	30,761	1,219,461
Bollore SA	6,905	21,656
Bouygues SA†	1,783	60,822
Bureau Veritas SA†	2,299	48,438
Capgemini SE	1,259	144,018
Carrefour SA	4,738	73,142
Casino Guichard Perrachon SA†	339	12,556
Cie de Saint-Gobain†	4,049	145,531
Cie Generale des Etablissements Michelin SCA	8,839	915,687
CNP Assurances†	1,343	15,433
Covivio	376	27,212
Credit Agricole SA†	9,029	85,286
Danone SA†	27,493	1,899,807
Dassault Aviation SA†	20	18,415
Dassault Systemes SE	1,029	177,342
Edenred	1,906	83,267
Eiffage SA†	652	59,532
Electricite de France SA	4,857	44,728
Engie SA†	95,542	1,179,305
EssilorLuxottica SA†	11,179	1,432,805
Eurazeo SE†	308	15,772
Faurecia SE†	594	23,159
Gecina SA	359	44,316
Getlink SE†	3,443	49,621
Hermes International	248	206,987
ICADE	233	16,211
Iliad SA	116	22,609
Ingenico Group SA†	474	75,480
Ipsen SA	4,739	402,403
JCDecaux SA†	666	12,370
Kering SA	1,635	888,082
Klepierre SA	1,539	30,621
L'Oreal SA	5,923	1,898,855
La Francaise des Jeux SAEM*	673	20,738
Legrand SA	8,864	672,582
LVMH Moet Hennessy Louis Vuitton SE	2,173	951,771
Natixis SA†	7,402	19,286
Orange SA	15,611	186,492
Orpea	404	46,664
Pernod Ricard SA	1,662	261,215
Peugeot SA†	4,602	74,702
Publicis Groupe SA	1,693	54,729
Remy Cointreau SA	177	24,083
Renault SA†	1,504	38,070
Safran SA†	8,000	800,258

Sanofi	23,263	2,366,755
Sartorius Stedim Biotech	216	54,521
Schneider Electric SE	22,471	2,491,308
SCOR SE†	1,241	33,963
SEB SA	177	29,224
Societe Generale SA†	6,344	105,544
Sodexo SA	692	46,745
Suez SA	2,704	31,660
Teleperformance	2,246	569,414
Thales SA	834	67,273
TOTAL SA	50,954	1,940,817
Ubisoft Entertainment SA†	708	58,311
Valeo SA	1,792	46,940
Veolia Environnement SA	4,217	94,717
Vinci SA	4,032	370,778
Vivendi SA	6,488	166,295
Wendel SE†	210	19,995
Worldline SA†*	1,073	92,704
		28,361,026
Germany — 10.8%
adidas AG†	4,885	1,278,012
Allianz SE	11,521	2,349,981
BASF SE	17,841	996,954
Bayer AG	28,038	2,057,977
Bayerische Motoren Werke AG	25,084	1,598,080
Bayerische Motoren Werke AG (Preference Shares)	445	21,536
Beiersdorf AG	10,750	1,219,640
Brenntag AG	1,209	63,469
Carl Zeiss Meditec AG†	315	30,693
Commerzbank AG†	7,840	34,905
Continental AG†	10,337	1,009,663
Covestro AG†*	10,735	407,407
Daimler AG†	6,697	271,453
Delivery Hero SE†*	1,002	102,091
Deutsche Bank AG†	15,364	145,681
Deutsche Boerse AG	1,487	268,774
Deutsche Lufthansa AG†	1,871	18,750
Deutsche Post AG†	7,741	282,389
Deutsche Telekom AG	26,081	436,267
Deutsche Wohnen SE	39,429	1,768,810
E.ON SE	17,568	197,513
Evonik Industries AG	1,641	41,572
Evotec SE†	10,840	292,803
Fraport AG Frankfurt Airport Services Worldwide†	326	14,205
Fresenius Medical Care AG & Co. KGaA†	1,668	142,210
Fresenius SE & Co. KGaA†	35,637	1,759,071
Fuchs Petrolub SE (Preference Shares)	544	21,823
GEA Group AG	45,906	1,448,761
Hannover Rueck SE	472	81,185
HeidelbergCement AG	1,164	62,020
Henkel AG & Co. KGaA	813	67,565
Henkel AG & Co. KGaA (Preference Shares)	1,394	129,593
HOCHTIEF AG	193	17,082
Infineon Technologies AG	67,943	1,588,051
KION Group AG†	10,404	638,699
Knorr-Bremse AG	13,485	1,364,414
LANXESS AG†	650	34,167
LEG Immobilien AG†	540	68,509
Merck KGaA	1,011	117,205
METRO AG	1,409	13,312
MTU Aero Engines AG†	415	71,723
Muenchener Rueckversicherungs-Gesellschaft AG	7,490	1,943,844
Nemetschek SE	452	31,013
Porsche Automobil Holding SE (Preference Shares)	1,198	68,657
Puma SE†	649	50,048
RWE AG	4,570	159,876
SAP SE	38,899	5,414,566
Sartorius AG (Preference Shares)	278	91,330
Scout24 AG*	842	65,445
Siemens AG	36,745	4,316,351
Siemens Healthineers AG*	16,967	812,581
Stroeer SE & Co. KGaA	5,727	385,043
Symrise AG	1,007	116,832
TeamViewer AG†*	1,017	55,486
Telefonica Deutschland Holding AG	8,148	24,034
thyssenkrupp AG†	3,166	22,390
Uniper SE	1,575	50,829
United Internet AG	802	33,842
Volkswagen AG†	254	40,769
Volkswagen AG (Preference Shares)†	1,452	219,583
Vonovia SE	4,031	246,926
Zalando SE†*	11,920	838,320
		37,521,780
Hong Kong — 2.3%
AIA Group, Ltd.	429,600	3,998,317
Bank of East Asia, Ltd.	10,200	23,315
Beijing Enterprises Holdings, Ltd.	83,500	280,812
BOC Hong Kong Holdings, Ltd.	29,000	92,077
CLP Holdings, Ltd.	13,000	127,306
Galaxy Entertainment Group, Ltd.	17,000	115,427
Hang Lung Properties, Ltd.	16,000	37,930
Hang Seng Bank, Ltd.	6,000	101,306
Henderson Land Development Co., Ltd.	11,062	41,891
Hong Kong & China Gas Co., Ltd.	83,651	129,358
Hong Kong Exchanges & Clearing, Ltd.	29,963	1,276,984
Link REIT	16,000	130,557
MTR Corp., Ltd.	12,000	62,068
New World Development Co., Ltd.	12,000	57,037
PCCW, Ltd.	33,000	18,829
Power Assets Holdings, Ltd.	11,000	59,734
Sino Land Co., Ltd.	24,000	30,219
SJM Holdings, Ltd.	16,000	17,887
Sun Hung Kai Properties, Ltd.	10,000	127,442
Swire Pacific, Ltd., Class A	4,000	21,158
Swire Properties, Ltd.	9,200	23,364
Techtronic Industries Co., Ltd.	121,000	1,180,443

Wheelock & Co., Ltd.	6,000	50,133
		8,003,594
India — 0.1%
HDFC Bank, Ltd. ADR	9,711	441,462
Indonesia — 0.2%
Bank Central Asia Tbk PT	354,500	706,965
Ireland — 0.4%
CRH PLC	6,145	210,177
DCC PLC	8,257	687,666
Flutter Entertainment PLC†	1,074	140,977
James Hardie Industries PLC CDI	3,466	66,156
Kerry Group PLC, Class A	1,243	154,638
Kingspan Group PLC	1,204	77,483
Smurfit Kappa Group PLC	1,768	58,999
		1,396,096
Isle of Man — 0.0%
GVC Holdings PLC	4,560	41,781
Israel — 0.4%
Azrieli Group, Ltd.	332	15,038
Bank Hapoalim BM	8,881	53,194
Bank Leumi Le-Israel BM	11,474	57,815
Check Point Software Technologies, Ltd.†	7,757	833,335
CyberArk Software, Ltd.†	296	29,384
Elbit Systems, Ltd.	207	28,489
ICL Group, Ltd.	5,511	16,405
Israel Discount Bank, Ltd., Class A	9,108	27,869
Mizrahi Tefahot Bank, Ltd.	1,103	20,761
NICE, Ltd.†	486	91,805
Teva Pharmaceutical Industries, Ltd. ADR†	8,552	105,446
Wix.com, Ltd.†	400	102,488
		1,382,029
Italy — 1.8%
Assicurazioni Generali SpA	8,598	129,938
Atlantia SpA†	3,877	62,181
DiaSorin SpA	197	37,684
Enel SpA	63,643	548,295
Eni SpA	19,906	189,550
FinecoBank Banca Fineco SpA†	65,025	876,218
Infrastrutture Wireless Italiane SpA*	1,878	18,806
Intesa Sanpaolo SpA†	696,657	1,330,866
Leonardo SpA	3,167	20,953
Mediobanca Banca di Credito Finanziario SpA	4,860	34,823
Moncler SpA†	20,044	765,332
Nexi SpA†*	2,947	50,908
Pirelli & C SpA†*	3,130	13,257
Poste Italiane SpA*	4,088	35,497
Prysmian SpA	68,796	1,591,435
Recordati SpA	818	40,813
Snam SpA	15,939	77,525
Telecom Italia SpA	65,430	25,674
Telecom Italia SpA (RSP)	686,015	265,565
Terna Rete Elettrica Nazionale SpA	11,010	75,591
UniCredit SpA†	16,602	152,416
		6,343,327
Japan — 21.5%
ABC-Mart, Inc.	300	17,552
Acom Co., Ltd.	3,100	11,816
Advantest Corp.	1,600	90,881
Aeon Co., Ltd.	5,100	118,458
Aeon Mall Co., Ltd.	800	10,613
AGC, Inc.	1,500	42,670
Air Water, Inc.	1,400	19,747
Aisin Seiki Co., Ltd.	1,300	37,884
Ajinomoto Co., Inc.	3,700	61,472
Alfresa Holdings Corp.	1,500	31,227
Amada Co., Ltd.	2,600	21,251
ANA Holdings, Inc.†	900	20,468
Aozora Bank, Ltd.	900	15,668
Asahi Group Holdings, Ltd.	3,000	105,100
Asahi Intecc Co., Ltd.	1,500	42,623
Asahi Kasei Corp.	84,900	689,775
Astellas Pharma, Inc.	133,300	2,218,996
Bandai Namco Holdings, Inc.	1,600	84,090
Bank of Kyoto, Ltd.	400	14,175
Benesse Holdings, Inc.	600	16,135
Bridgestone Corp.	4,200	135,136
Brother Industries, Ltd.	1,700	30,633
Calbee, Inc.	700	19,356
Canon, Inc.	7,800	155,181
Casio Computer Co., Ltd.	1,500	26,031
Central Japan Railway Co.	5,000	773,988
Chiba Bank, Ltd.	4,100	19,326
Chubu Electric Power Co., Inc.	5,000	62,891
Chugai Pharmaceutical Co., Ltd.	5,400	288,668
Chugoku Electric Power Co., Inc.	2,300	30,711
Coca-Cola Bottlers Japan Holdings, Inc.	938	17,001
Concordia Financial Group, Ltd.	8,300	26,571
Cosmos Pharmaceutical Corp.	156	23,909
CyberAgent, Inc.	13,651	669,668
Dai Nippon Printing Co., Ltd.	1,900	43,518
Dai-ichi Life Holdings, Inc.	8,400	100,042
Daicel Corp.	1,900	14,681
Daifuku Co., Ltd.	748	65,351
Daiichi Sankyo Co., Ltd.	4,400	359,333
Daikin Industries, Ltd.	1,900	305,532
Daito Trust Construction Co., Ltd.	500	45,940
Daiwa House Industry Co., Ltd.	4,400	103,777
Daiwa House REIT Investment Corp.	15	35,328
Daiwa Securities Group, Inc.	11,300	47,141
Denso Corp.	12,500	487,642
Dentsu Group, Inc.	1,700	40,324
Disco Corp.	200	48,425
East Japan Railway Co.	2,400	166,320
Eisai Co., Ltd.	2,000	158,531
Electric Power Development Co., Ltd.	25,200	477,772
FamilyMart Co., Ltd.	2,000	34,322
FANUC Corp.	1,500	268,039
Fast Retailing Co., Ltd.	500	286,278

Fuji Electric Co., Ltd.	1,000	27,331
FUJIFILM Holdings Corp.	2,800	119,808
Fujitsu, Ltd.	1,500	175,581
Fukuoka Financial Group, Inc.	1,300	20,517
GLP J-REIT	28	40,659
GMO Payment Gateway, Inc.	300	31,263
Hakuhodo DY Holdings, Inc.	1,800	21,391
Hamamatsu Photonics KK	14,900	645,215
Hankyu Hanshin Holdings, Inc.	1,800	60,841
Hikari Tsushin, Inc.	200	45,548
Hino Motors, Ltd.	2,200	14,862
Hirose Electric Co., Ltd.	225	24,664
Hisamitsu Pharmaceutical Co., Inc.	400	21,555
Hitachi Construction Machinery Co., Ltd.	800	22,127
Hitachi Metals, Ltd.	1,700	20,240
Hitachi, Ltd.	7,600	239,928
Honda Motor Co., Ltd.	26,200	669,823
Hoshizaki Corp.	400	34,275
Hoya Corp.	3,000	287,295
Hulic Co., Ltd.	2,400	22,732
Idemitsu Kosan Co., Ltd.	1,579	33,500
Iida Group Holdings Co., Ltd.	1,200	18,378
Inpex Corp.	8,000	49,528
Isetan Mitsukoshi Holdings, Ltd.	2,600	14,908
Isuzu Motors, Ltd.	4,300	38,830
Ito En, Ltd.	419	23,621
ITOCHU Corp.	10,500	226,119
Itochu Techno-Solutions Corp.	800	29,982
Japan Airlines Co., Ltd.	900	16,223
Japan Airport Terminal Co., Ltd.	400	17,037
Japan Exchange Group, Inc.	4,000	92,401
Japan Post Bank Co., Ltd.	3,200	23,796
Japan Post Holdings Co., Ltd.	12,300	87,465
Japan Post Insurance Co., Ltd.	1,800	23,599
Japan Prime Realty Investment Corp.	6	17,684
Japan Real Estate Investment Corp.	10	51,291
Japan Retail Fund Investment Corp.	20	24,974
Japan Tobacco, Inc.	9,400	174,406
JFE Holdings, Inc.	3,800	27,218
JGC Holdings Corp.	1,700	17,894
JSR Corp.	1,600	30,877
JTEKT Corp.	1,600	12,433
ENEOS Holdings, Inc.	24,050	85,214
Kajima Corp.	3,500	41,688
Kakaku.com, Inc.	1,100	27,855
Kamigumi Co., Ltd.	800	15,690
Kansai Electric Power Co., Inc.	5,500	53,292
Kansai Paint Co., Ltd.	1,400	29,508
Kao Corp.	3,800	300,836
Kawasaki Heavy Industries, Ltd.	1,100	15,827
KDDI Corp.	51,000	1,529,126
Keihan Holdings Co., Ltd.	800	35,633
Keikyu Corp.	1,700	26,022
Keio Corp.	800	45,692
Keisei Electric Railway Co., Ltd.	1,000	31,306
Keyence Corp.	4,600	1,920,602
Kikkoman Corp.	1,100	52,972
Kintetsu Group Holdings Co., Ltd.	1,300	58,389
Kirin Holdings Co., Ltd.	26,000	548,312
Kobayashi Pharmaceutical Co., Ltd.	399	35,053
Kobe Bussan Co., Ltd.	482	27,172
Koito Manufacturing Co., Ltd.	800	32,204
Komatsu, Ltd.	6,800	139,024
Konami Holdings Corp.	700	23,318
Kose Corp.	240	28,854
Kubota Corp.	49,400	736,723
Kuraray Co., Ltd.	2,500	26,090
Kurita Water Industries, Ltd.	800	22,196
Kyocera Corp.	2,500	136,029
Kyowa Kirin Co., Ltd.	2,100	55,098
Kyushu Electric Power Co., Inc.	3,000	25,168
Kyushu Railway Co.	1,200	31,133
Lasertec Corp.†	590	55,634
Lawson, Inc.	400	20,056
LINE Corp.†	500	25,141
Lion Corp.	1,800	43,155
LIXIL Group Corp.	2,100	29,348
M3, Inc.	3,500	148,842
Makita Corp.	1,800	65,371
Marubeni Corp.	12,900	58,351
Marui Group Co., Ltd.	1,500	27,088
Maruichi Steel Tube, Ltd.	400	9,936
Mazda Motor Corp.	4,400	26,382
McDonald's Holdings Co. Japan, Ltd.	500	26,973
Mebuki Financial Group, Inc.	7,400	17,154
Medipal Holdings Corp.	1,400	26,952
MEIJI Holdings Co., Ltd.	900	71,570
Mercari, Inc.†	700	21,632
Minebea Mitsumi, Inc.	2,800	50,767
MISUMI Group, Inc.	47,500	1,186,746
Mitsubishi Chemical Holdings Corp.	10,000	58,200
Mitsubishi Corp.	33,000	694,749
Mitsubishi Electric Corp.	102,000	1,324,504
Mitsubishi Estate Co., Ltd.	9,300	138,296
Mitsubishi Gas Chemical Co., Inc.	1,200	18,153
Mitsubishi Heavy Industries, Ltd.	2,500	58,976
Mitsubishi Materials Corp.	900	18,994
Mitsubishi Motors Corp.	5,200	12,834
Mitsubishi UFJ Financial Group, Inc.	504,300	1,972,406
Mitsubishi UFJ Lease & Finance Co., Ltd.	68,800	325,632
Mitsui & Co., Ltd.	13,000	192,231
Mitsui Chemicals, Inc.	1,400	29,181
Mitsui Fudosan Co., Ltd.	53,400	946,202
Miura Co., Ltd.	686	28,524
Mizuho Financial Group, Inc.	188,800	231,521
MonotaRO Co., Ltd.	1,000	40,053
MS&AD Insurance Group Holdings, Inc.	3,500	96,119
Murata Manufacturing Co., Ltd.	40,600	2,378,923
Nabtesco Corp.	44,800	1,380,029
Nagoya Railroad Co., Ltd.	1,500	42,342
NEC Corp.	1,900	91,118
Nexon Co., Ltd.	46,400	1,047,978
NGK Insulators, Ltd.	2,000	27,616
NGK Spark Plug Co., Ltd.	1,200	17,193
NH Foods, Ltd.	600	24,073

Nidec Corp.	3,500	233,684
Nihon M&A Center, Inc.	1,170	52,851
Nikon Corp.	2,400	20,083
Nintendo Co., Ltd.	3,300	1,468,384
Nippon Building Fund, Inc.	10	56,923
Nippon Express Co., Ltd.	600	31,056
Nippon Paint Holdings Co., Ltd.	1,100	79,834
Nippon Prologis REIT, Inc.	16	48,627
Nippon Shinyaku Co., Ltd.	400	32,526
Nippon Steel Corp.	6,300	59,250
Nippon Telegraph & Telephone Corp.	103,100	2,400,188
Nippon Yusen KK	1,200	16,884
Nissan Chemical Corp.	1,000	51,222
Nissan Motor Co., Ltd.	18,200	67,412
Nisshin Seifun Group, Inc.	1,500	22,380
Nissin Foods Holdings Co., Ltd.	500	44,256
Nitori Holdings Co., Ltd.	600	117,513
Nitto Denko Corp.	1,200	67,902
Nomura Holdings, Inc.	24,600	110,092
Nomura Real Estate Holdings, Inc.	900	16,707
Nomura Real Estate Master Fund, Inc.	33	39,635
Nomura Research Institute, Ltd.	2,500	68,216
NSK, Ltd.	2,800	20,764
NTT Data Corp.	62,500	695,419
NTT DOCOMO, Inc.	9,100	242,756
Obayashi Corp.	5,100	47,693
OBIC Co., Ltd.	500	87,924
Odakyu Electric Railway Co., Ltd.	2,300	56,533
Oji Holdings Corp.	6,700	31,125
Olympus Corp.	9,100	175,268
Omron Corp.	9,000	602,971
Ono Pharmaceutical Co., Ltd.	2,900	84,353
Oracle Corp. Japan	300	35,399
Oriental Land Co., Ltd.	1,600	211,267
ORIX Corp.	10,400	128,235
Orix JREIT, Inc.	21	27,560
Osaka Gas Co., Ltd.	2,900	57,208
Otsuka Corp.	800	42,137
Otsuka Holdings Co., Ltd.	23,000	1,002,431
Pan Pacific International Holdings Corp.	3,200	70,178
Panasonic Corp.	80,900	705,223
Park24 Co., Ltd.	800	13,690
PeptiDream, Inc.†	700	32,069
Persol Holdings Co., Ltd.	1,401	19,244
Pigeon Corp.	900	34,796
Pola Orbis Holdings, Inc.	8,544	148,628
Rakuten, Inc.	6,700	58,919
Recruit Holdings Co., Ltd.	60,300	2,061,301
Renesas Electronics Corp.†	45,721	233,949
Resona Holdings, Inc.	16,400	55,962
Ricoh Co., Ltd.	5,200	37,107
Rinnai Corp.	300	24,978
Rohm Co., Ltd.	700	46,390
Ryohin Keikaku Co., Ltd.	1,900	26,889
Santen Pharmaceutical Co., Ltd.	72,200	1,327,214
SBI Holdings, Inc.	1,900	41,052
SCSK Corp.	408	19,825
Secom Co., Ltd.	1,600	139,792
Sega Sammy Holdings, Inc.	1,400	16,749
Seibu Holdings, Inc.	1,700	18,459
Seiko Epson Corp.	2,200	25,173
Sekisui Chemical Co., Ltd.	59,300	848,186
Sekisui House, Ltd.	4,900	93,285
Seven & i Holdings Co., Ltd.	32,000	1,044,286
Seven Bank, Ltd.	4,600	12,583
SG Holdings Co., Ltd.	1,272	41,502
Sharp Corp.	1,700	18,082
Shimadzu Corp.	1,700	45,222
Shimamura Co., Ltd.	200	13,538
Shimano, Inc.	600	115,399
Shimizu Corp.	4,300	35,300
Shin-Etsu Chemical Co., Ltd.	2,800	327,316
Shinsei Bank, Ltd.	1,200	14,450
Shionogi & Co., Ltd.	2,100	131,459
Shiseido Co., Ltd.	3,100	196,540
Shizuoka Bank, Ltd.	3,300	21,211
Showa Denko KK	1,100	24,662
SMC Corp.	3,100	1,582,241
Softbank Corp.	15,000	190,925
SoftBank Group Corp.	22,300	1,123,647
Sohgo Security Services Co., Ltd.	600	27,929
Sompo Holdings, Inc.	2,600	89,413
Sony Corp.	47,000	3,218,622
Sony Financial Holdings, Inc.	1,200	28,882
Square Enix Holdings Co., Ltd.	700	35,305
Stanley Electric Co., Ltd.	20,500	493,672
Subaru Corp.	4,800	99,821
SUMCO Corp.	2,112	32,333
Sumitomo Chemical Co., Ltd.	11,700	34,964
Sumitomo Corp.	62,100	711,149
Sumitomo Dainippon Pharma Co., Ltd.	1,400	19,354
Sumitomo Electric Industries, Ltd.	5,900	67,863
Sumitomo Heavy Industries, Ltd.	900	19,587
Sumitomo Metal Mining Co., Ltd.	1,800	50,259
Sumitomo Mitsui Financial Group, Inc.	10,200	286,856
Sumitomo Mitsui Trust Holdings, Inc.	17,200	482,726
Sumitomo Realty & Development Co., Ltd.	2,400	65,994
Sumitomo Rubber Industries, Ltd.	21,700	213,740
Sundrug Co., Ltd.	596	19,692
Suntory Beverage & Food, Ltd.	1,100	42,894
Suzuken Co., Ltd.	500	18,636
Suzuki Motor Corp.	46,200	1,567,571
Sysmex Corp.	1,300	99,849
T&D Holdings, Inc.	4,200	35,906
Taiheiyo Cement Corp.	900	20,812
Taisei Corp.	1,500	54,548
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,360
Taiyo Nippon Sanso Corp.	1,200	20,046
Takeda Pharmaceutical Co., Ltd.	60,600	2,162,854
Takeda Pharmaceutical Co., Ltd. ADR	19,618	351,751
TDK Corp.	1,000	99,134
TechnoPro Holdings, Inc.	8,000	463,171
Teijin, Ltd.	1,400	22,251
Terumo Corp.	27,400	1,037,308

THK Co., Ltd.	23,300	576,267
TIS, Inc.	1,752	37,263
Tobu Railway Co., Ltd.	1,500	49,575
Toho Co., Ltd.	900	32,498
Toho Gas Co., Ltd.	600	29,991
Tohoku Electric Power Co., Inc.	3,300	31,383
Tokio Marine Holdings, Inc.	54,900	2,391,772
Tokyo Century Corp.	300	15,341
Tokyo Electric Power Co. Holdings, Inc.†	11,300	34,680
Tokyo Electron, Ltd.	3,900	957,107
Tokyo Gas Co., Ltd.	2,900	69,359
Tokyu Corp.	3,900	54,863
Tokyu Fudosan Holdings Corp.	4,800	22,461
Toppan Printing Co., Ltd.	2,100	35,008
Toray Industries, Inc.	10,900	51,340
Toshiba Corp.	3,000	95,604
Tosoh Corp.	8,300	113,190
TOTO, Ltd.	1,100	42,158
Toyo Suisan Kaisha, Ltd.	700	39,079
Toyoda Gosei Co., Ltd.	500	10,402
Toyota Industries Corp.	1,100	58,241
Toyota Motor Corp.	63,500	3,983,459
Toyota Tsusho Corp.	1,700	43,053
Trend Micro, Inc.	1,000	55,848
Tsuruha Holdings, Inc.	287	39,505
Unicharm Corp.	3,200	131,106
United Urban Investment Corp.	23	24,731
USS Co., Ltd.	1,700	27,159
Welcia Holdings Co., Ltd.	5,200	419,241
West Japan Railway Co.	1,300	72,895
Yakult Honsha Co., Ltd.	900	52,973
Yamada Denki Co., Ltd.	5,700	28,275
Yamaha Corp.	1,000	47,047
Yamaha Motor Co., Ltd.	2,200	34,469
Yamato Holdings Co., Ltd.	2,400	51,877
Yamazaki Baking Co., Ltd.	900	15,463
Yaskawa Electric Corp.	27,000	933,569
Yokogawa Electric Corp.	1,800	28,071
Yokohama Rubber Co., Ltd.	900	12,647
Z Holdings Corp.	113,700	554,879
ZOZO, Inc.	830	18,450
		74,906,397
Jersey — 0.5%
Amcor PLC CDI	47,451	478,144
Experian PLC	7,107	247,886
Ferguson PLC	1,764	144,304
Glencore PLC	78,197	165,515
WPP PLC	80,962	631,814
		1,667,663
Luxembourg — 0.1%
ArcelorMittal†	5,609	58,895
Aroundtown SA†	9,016	51,605
Eurofins Scientific SE†	103	64,571
Samsonite International SA†*	187,800	190,581
SES SA FDR	3,001	20,474
Tenaris SA	3,695	23,820
		409,946
Netherlands — 4.8%
Aalberts NV	25,867	846,776
ABN AMRO Bank NV CVA*	3,310	28,451
Adyen NV†*	141	205,421
Aegon NV	14,002	41,647
AerCap Holdings NV†	1,030	31,724
Airbus SE†	4,596	327,046
Akzo Nobel NV	15,975	1,429,197
Altice Europe NV†	4,873	18,762
ASML Holding NV	13,782	5,052,181
CNH Industrial NV†	8,007	55,936
Davide Campari-Milano NV	4,545	38,250
EXOR NV	849	48,407
Ferrari NV	986	168,009
Fiat Chrysler Automobiles NV†	8,586	86,128
Heineken Holding NV	902	73,744
Heineken NV	2,028	186,762
ING Groep NV	146,230	1,015,835
Just Eat Takeaway.com NV†*	950	98,852
Koninklijke Ahold Delhaize NV	8,613	234,543
Koninklijke DSM NV	1,349	186,463
Koninklijke KPN NV	27,954	74,038
Koninklijke Philips NV†	80,693	3,757,601
Koninklijke Vopak NV	550	29,066
NN Group NV	2,285	76,628
NXP Semiconductors NV	9,885	1,127,285
Prosus NV†	3,814	353,978
QIAGEN NV†	1,806	77,763
Randstad NV	932	41,466
STMicroelectronics NV	4,991	135,397
Unilever NV	11,430	606,194
Wolters Kluwer NV	2,136	166,630
		16,620,180
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,758	75,403
Auckland International Airport, Ltd.	9,509	40,231
Fisher & Paykel Healthcare Corp., Ltd.	4,496	103,970
Mercury NZ, Ltd.	5,330	16,147
Meridian Energy, Ltd.	10,028	31,110
Ryman Healthcare, Ltd.	3,130	26,551
Spark New Zealand, Ltd.	14,375	42,567
Xero, Ltd.†	14,356	893,993
		1,229,972
Norway — 1.5%
DNB ASA†	160,922	2,129,212
Equinor ASA	167,408	2,380,752
Gjensidige Forsikring ASA†	1,565	28,827
Mowi ASA	3,439	65,363
Norsk Hydro ASA†	10,523	29,107
Orkla ASA	5,877	51,514
Schibsted ASA, Class B†	767	18,172
Storebrand ASA†	96,988	500,949
Telenor ASA	5,644	82,224

Yara International ASA	1,385	48,120
		5,334,240
Papua New Guinea — 0.0%
Oil Search, Ltd.	15,440	34,001
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,029	95,521
Galp Energia SGPS SA	3,922	45,305
Jeronimo Martins SGPS SA†	1,970	34,467
		175,293
Singapore — 1.0%
Ascendas Real Estate Investment Trust	24,112	54,973
CapitaLand Commercial Trust	21,100	25,650
CapitaLand Mall Trust	20,200	28,483
CapitaLand, Ltd.†	20,100	42,217
City Developments, Ltd.	3,600	21,813
DBS Group Holdings, Ltd.	39,700	593,853
Genting Singapore, Ltd.	47,300	25,863
Jardine Cycle & Carriage, Ltd.	800	11,600
Keppel Corp., Ltd.	11,400	48,830
Mapletree Commercial Trust	16,800	23,325
Mapletree Logistics Trust	20,816	29,044
Oversea-Chinese Banking Corp., Ltd.	139,800	904,673
Singapore Airlines, Ltd.	10,600	28,591
Singapore Exchange, Ltd.	6,300	37,807
Singapore Technologies Engineering, Ltd.	12,200	28,952
Singapore Telecommunications, Ltd.	63,910	113,022
Suntec Real Estate Investment Trust	15,400	15,625
United Overseas Bank, Ltd.	55,200	802,967
UOL Group, Ltd.	3,600	17,595
Venture Corp., Ltd.	2,148	24,991
Wilmar International, Ltd.	212,100	624,698
Yangzijiang Shipbuilding Holdings, Ltd.	20,200	13,496
		3,518,068
South Korea — 1.4%
KT Corp.	12,771	251,906
NAVER Corp.	2,379	533,532
Samsung Electronics Co., Ltd.	65,077	2,884,807
Samsung SDI Co., Ltd.	3,819	1,167,965
		4,838,210
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	1,999	50,294
Aena SME SA†*	528	70,292
Amadeus IT Group SA	13,056	679,340
Banco Bilbao Vizcaya Argentaria SA	357,568	1,228,201
Banco Santander SA†	130,036	317,094
Bankinter SA	5,275	25,113
CaixaBank SA	28,083	59,848
Cellnex Telecom SA*	1,960	119,291
Enagas SA	1,948	47,551
Endesa SA	2,485	61,162
Ferrovial SA	3,846	102,260
Grifols SA	2,334	70,801
Iberdrola SA	205,607	2,381,413
Industria de Diseno Textil SA	44,589	1,178,900
Mapfre SA	8,434	14,990
Naturgy Energy Group SA	2,310	42,937
Red Electrica Corp. SA	3,387	63,134
Repsol SA	11,029	96,255
Siemens Gamesa Renewable Energy SA†	1,865	33,008
Telefonica SA	36,565	174,981
		6,816,865
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	20,500	21,296
HKT Trust & HKT, Ltd.	30,000	44,097
Unibail-Rodamco-Westfield	1,083	60,917
		126,310
Sweden — 1.7%
Alfa Laval AB†	2,462	53,928
Assa Abloy AB, Class B	42,496	862,847
Atlas Copco AB, Class A	5,255	222,213
Atlas Copco AB, Class B	3,053	112,739
Boliden AB	2,140	48,606
Electrolux AB, Series B	1,765	29,465
Elekta AB, Series B	52,842	490,766
Epiroc AB, Class A	5,157	64,166
Epiroc AB, Class B	3,052	37,275
EQT AB	1,864	33,375
Essity AB, Class B†	4,746	153,221
Evolution Gaming Group AB*	995	59,260
Hennes & Mauritz AB, Class B	6,286	90,893
Hexagon AB, Class B†	2,202	128,347
Husqvarna AB, Class B	3,270	26,739
ICA Gruppen AB	787	37,293
Industrivarden AB, Class C†	1,242	28,099
Investment AB Latour, Class B	1,158	20,974
Investor AB, Class B	3,564	187,794
Kinnevik AB, Class B†	1,893	49,719
L E Lundbergforetagen AB, Class B†	595	26,965
Lundin Energy AB	1,454	34,988
Nibe Industrier AB, Class B†	2,440	53,850
Sandvik AB†	8,834	164,769
Securitas AB, Class B†	2,450	32,967
Skandinaviska Enskilda Banken AB, Class A†	12,735	110,142
Skanska AB, Class B†	2,662	54,058
SKF AB, Class B	2,979	55,272
Svenska Cellulosa AB SCA, Class B†	4,741	56,300
Svenska Handelsbanken AB, Class A†	91,480	867,190
Swedbank AB, Class A†	7,086	90,691
Swedish Match AB	1,330	93,386
Tele2 AB, Class B	3,908	51,761
Telefonaktiebolaget LM Ericsson, Class B	134,752	1,244,359
Telia Co AB	19,764	73,741

Volvo AB, Class B†	11,634	181,857
		5,930,015
Switzerland — 11.3%
ABB, Ltd.	56,971	1,280,569
Adecco Group AG	1,214	56,881
Alcon, Inc.†	21,001	1,203,278
Baloise Holding AG	363	54,363
Banque Cantonale Vaudoise	236	22,921
Barry Callebaut AG	24	45,741
Chocoladefabriken Lindt & Spruengli AG	1	85,852
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	74	608,699
Cie Financiere Richemont SA	21,245	1,352,860
Clariant AG	1,558	30,557
Coca-Cola HBC AG	1,564	39,253
Credit Suisse Group AG	19,001	196,058
EMS-Chemie Holding AG	64	49,518
Geberit AG	290	144,987
Givaudan SA	72	267,809
Julius Baer Group, Ltd.	1,751	73,148
Kuehne & Nagel International AG†	423	70,192
LafargeHolcim, Ltd.	4,097	179,195
Logitech International SA	1,287	83,918
Lonza Group AG	3,318	1,749,562
Nestle SA	97,927	10,818,504
Novartis AG	76,652	6,660,343
Pargesa Holding SA	302	22,955
Partners Group Holding AG	146	132,210
Roche Holding AG	26,645	9,225,340
Schindler Holding AG (Participation Certificate)	3,539	832,050
Schindler Holding AG	157	36,943
SGS SA	47	114,685
Sika AG	4,451	855,527
Sonova Holding AG	430	85,743
Straumann Holding AG	982	842,236
Swatch Group AG (TRQX)	412	16,088
Swatch Group AG (XEGT)	226	45,030
Swiss Life Holding AG	250	92,455
Swiss Prime Site AG	594	54,869
Swiss Re AG	2,306	177,521
Swisscom AG	203	106,173
Temenos AG	512	79,384
UBS Group AG	28,687	329,572
Vifor Pharma AG	356	53,494
Zurich Insurance Group AG	3,823	1,346,337
		39,522,820
Taiwan — 0.9%
Largan Precision Co., Ltd.	3,000	413,996
Taiwan Semiconductor Manufacturing Co., Ltd.	155,000	1,640,216
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,844	1,126,544
		3,180,756
United Kingdom — 13.3%
3i Group PLC	7,614	78,419
Admiral Group PLC	1,494	42,517
Anglo American PLC	9,611	222,158
Antofagasta PLC	137,808	1,598,193
Ashtead Group PLC	17,400	584,923
ASOS PLC†	18,932	802,318
Associated British Foods PLC	2,788	66,068
AstraZeneca PLC	10,268	1,070,405
Auto Trader Group PLC*	7,560	49,258
AVEVA Group PLC	506	25,617
Aviva PLC	140,333	474,905
BAE Systems PLC	25,087	150,055
Barclays PLC	135,570	191,800
Barratt Developments PLC	7,968	48,876
Berkeley Group Holdings PLC	985	50,763
BHP Group PLC	126,603	2,599,118
BP PLC	158,481	602,295
British American Tobacco PLC	17,950	689,665
British Land Co. PLC	6,889	32,940
BT Group PLC	69,595	98,226
Bunzl PLC	73,738	1,976,974
Burberry Group PLC	79,856	1,580,243
Close Brothers Group PLC	9,546	130,543
Coca-Cola European Partners PLC	1,606	60,643
Compass Group PLC	46,350	637,643
Croda International PLC	1,009	65,650
Diageo PLC	85,976	2,853,883
Direct Line Insurance Group PLC	74,328	249,254
Evraz PLC	3,976	14,175
GlaxoSmithKline PLC	101,288	2,052,292
GlaxoSmithKline PLC ADR	30,394	1,239,771
Great Portland Estates PLC	56,560	442,588
Halma PLC	2,971	84,669
Hargreaves Lansdown PLC	2,598	52,350
Hikma Pharmaceuticals PLC	1,138	31,279
HSBC Holdings PLC	158,954	744,010
Imperial Brands PLC	7,406	141,034
Informa PLC	11,754	68,389
InterContinental Hotels Group PLC	1,353	59,970
Intertek Group PLC	1,263	85,022
ITV PLC	28,349	26,196
J Sainsbury PLC	13,853	35,792
JD Sports Fashion PLC	3,427	26,387
Johnson Matthey PLC	24,604	638,640
Kingfisher PLC	260,661	712,153
Land Securities Group PLC	5,512	37,718
Legal & General Group PLC	46,679	127,470
Lloyds Banking Group PLC	1,895,405	731,186
London Stock Exchange Group PLC	2,463	254,782
M&G PLC	20,344	42,171
Meggitt PLC	141,278	514,301
Melrose Industries PLC	367,291	517,678
Mondi PLC	3,799	70,987
National Grid PLC	170,586	2,088,863
Next PLC	24,734	1,497,740
Ocado Group PLC†	29,432	738,861
Pearson PLC	6,007	42,939
Persimmon PLC†	21,827	617,258
Prudential PLC	95,281	1,434,900
Reckitt Benckiser Group PLC	5,554	511,126

RELX PLC	15,129	350,165
Rentokil Initial PLC†	14,471	91,256
Rio Tinto PLC	8,777	493,881
Rolls-Royce Holdings PLC	15,110	53,335
Royal Bank of Scotland Group PLC	37,854	56,935
Royal Dutch Shell PLC, Class A (London)	32,207	512,487
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	116,958	1,888,233
Royal Dutch Shell PLC, Class B	29,141	440,965
Royal Dutch Shell PLC, Class B ADR	14,557	443,261
RSA Insurance Group PLC	8,073	40,924
Sage Group PLC	8,541	71,025
Schroders PLC	973	35,508
Segro PLC	8,581	95,056
Severn Trent PLC	1,862	57,129
Smith & Nephew PLC	46,580	867,773
Smiths Group PLC	3,100	54,141
Spirax-Sarco Engineering PLC	576	71,114
SSE PLC	8,059	136,068
St James's Place PLC	4,186	49,344
Standard Chartered PLC	58,111	316,376
Standard Life Aberdeen PLC	18,221	60,305
Taylor Wimpey PLC	25,693	45,327
Tesco PLC	76,634	216,380
Unilever PLC	92,837	5,005,544
United Utilities Group PLC	5,336	60,107
Vodafone Group PLC	209,484	334,035
Vodafone Group PLC ADR	49,064	782,080
Whitbread PLC†	32,345	889,323
WM Morrison Supermarkets PLC	18,819	44,396
		46,278,522
United States — 0.9%
Autoliv, Inc. SDR	6,536	420,126
Booking Holdings, Inc.†	464	738,846
Broadcom, Inc.	3,013	950,933
International Flavors & Fragrances, Inc.	0	13
MercadoLibre, Inc.†	1,049	1,034,073
		3,143,991
Total Common Stocks (cost $319,817,168)		336,710,535
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE ETF (cost $1,827,665)	34,740	2,114,624
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 07/10/2020†	1,999	3,119
Repsol SA Expires 07/09/2020†	11,029	5,369
Telefonica SA Expires 07/06/2020†	36,565	7,193
Total Rights (cost $17,190)		15,681
Total Long-Term Investment Securities (cost $321,662,023)		338,840,840

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(2)	378,586	378,586
T. Rowe Price Government Reserve Fund 0.14%(2)	130	130
		378,716
U.S Government Treasuries — 0.3%
United States Treasury Bills
0.14% due 04/22/2021(3)	$500,000	499,324
0.16% due 05/20/2021(3)	250,000	249,624
0.18% due 05/20/2021(3)	230,000	229,654
		978,602
Total Short-Term Investment Securities (cost $1,357,413)		1,357,318
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $6,150,000 and collateralized by $5,995,500 of United States Treasury Notes, bearing interest at 1.25%, due 08/31/2024 and having an approximate value of $6,273,044 (cost $6,150,000)	6,150,000	6,150,000
TOTAL INVESTMENTS (cost $329,169,436)	99.3%	346,348,158
Other assets less liabilities	0.7	2,407,457
NET ASSETS	100.0%	$348,755,615

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $4,551,770 representing 1.3% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2020.
(3)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
FDR	— Fiduciary Depositary Receipt
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
91	Long	MSCI EAFE Index	September 2020	$8,235,423	$8,091,720	$(143,703)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	10.6%
Banks-Commercial	5.1
Food-Misc./Diversified	3.2
Cosmetics & Toiletries	3.1
Auto-Cars/Light Trucks	2.7
Insurance-Life/Health	2.6
Oil Companies-Integrated	2.6
Diversified Banking Institutions	2.6
Medical Products	2.1
Industrial Automated/Robotic	2.1
Enterprise Software/Service	2.0
Telephone-Integrated	1.9
Electronic Components-Semiconductors	1.8
Semiconductor Equipment	1.8
Insurance-Multi-line	1.8
Repurchase Agreements	1.8
Diversified Manufacturing Operations	1.4
Retail-Apparel/Shoe	1.3
Semiconductor Components-Integrated Circuits	1.2
Electronic Components-Misc.	1.2
Audio/Video Products	1.1
Electric-Integrated	1.1
Food-Retail	1.1
Diversified Minerals	1.1
Apparel Manufacturers	1.0
Chemicals-Diversified	0.9
Insurance-Property/Casualty	0.9
Beverages-Wine/Spirits	0.9
Chemicals-Specialty	0.8
Internet Content-Information/News	0.8
Gas-Distribution	0.8
Food-Dairy Products	0.8
Medical-Biomedical/Gene	0.8
Rubber-Tires	0.8
Auto/Truck Parts & Equipment-Original	0.7
E-Commerce/Products	0.7
Machinery-Electrical	0.7
Power Converter/Supply Equipment	0.7
Retail-Jewelry	0.7
Finance-Other Services	0.7
Real Estate Management/Services	0.7
Miscellaneous Manufacturing	0.7
Insurance-Reinsurance	0.7
Medical Instruments	0.7
Metal-Diversified	0.7
Machinery-General Industrial	0.6
Medical Labs & Testing Services	0.6
Human Resources	0.6
Distribution/Wholesale	0.6
Exchange-Traded Funds	0.6
Cellular Telecom	0.6
Import/Export	0.6
Dialysis Centers	0.6
E-Commerce/Services	0.5
Computer Services	0.5
Building-Residential/Commercial	0.5
Electric-Generation	0.5
Aerospace/Defense-Equipment	0.5
Energy-Alternate Sources	0.5
Metal-Copper	0.5
Wire & Cable Products	0.5
Web Portals/ISP	0.5
Building & Construction Products-Misc.	0.5
Real Estate Investment Trusts	0.4
Commercial Services	0.4
Toys	0.4
Coatings/Paint	0.4
Industrial Gases	0.4
Optical Supplies	0.4
Wireless Equipment	0.4
Brewery	0.4
Rental Auto/Equipment	0.4
Athletic Footwear	0.4
Instruments-Controls	0.4
Networking Products	0.4
Machine Tools & Related Products	0.4
Metal Products-Distribution	0.4
Retail-Building Products	0.4
Tobacco	0.4
Real Estate Operations & Development	0.3
Transport-Rail	0.3
Investment Management/Advisor Services	0.3
Entertainment Software	0.3
Hotels/Motels	0.3
Investment Companies	0.3
U.S. Government Treasuries	0.3
Textile-Apparel	0.3
Electronic Security Devices	0.3
Computer Data Security	0.3
Paper & Related Products	0.2
Oil Refining & Marketing	0.2
Machinery-Farming	0.2
Building-Heavy Construction	0.2
Transport-Services	0.2
Food-Confectionery	0.2
Electric Products-Misc.	0.2
Soap & Cleaning Preparation	0.2
Machinery-Material Handling	0.2
Food-Catering	0.2
E-Marketing/Info	0.2
Diversified Operations	0.2
Food-Flour & Grain	0.2
Internet Content-Entertainment	0.2
Advertising Agencies	0.2
Commercial Services-Finance	0.2
Electric-Distribution	0.2
Non-Ferrous Metals	0.2
Finance-Leasing Companies	0.2
Building Products-Cement	0.2
Machinery-Construction & Mining	0.2
Office Automation & Equipment	0.2
Consulting Services	0.1
Retail-Drug Store	0.1
Advertising Services	0.1
Containers-Paper/Plastic	0.1
Photo Equipment & Supplies	0.1
Building Products-Air & Heating	0.1
Registered Investment Companies	0.1
Aerospace/Defense	0.1
Telecom Services	0.1
Multimedia	0.1
Oil Companies-Exploration & Production	0.1
Public Thoroughfares	0.1
Gold Mining	0.1
Auto-Heavy Duty Trucks	0.1
Resorts/Theme Parks	0.1
Security Services	0.1
Retail-Discount	0.1
Computer Aided Design	0.1
Publishing-Periodicals	0.1
Metal-Iron	0.1
Bicycle Manufacturing	0.1
Medical-Generic Drugs	0.1
99.3%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$-	$12,484,184	**	$0	$12,484,184
Portugal	-	175,293	**	0	175,293
Other countries	16,248,560	307,802,498	**	-	324,051,058
Exchange-Traded Funds	2,114,624	-		-	2,114,624
Rights	15,681	-		-	15,681
Short-Term Investment Securities:
Registered Investment Companies	378,716	-		-	378,716
U.S Government Treasuries	-	978,602		-	978,602
Repurchase Agreements	-	6,150,000		-	6,150,000
Total Investments at Value	$18,757,581	$327,590,577		$0	$346,348,158

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$143,703	$-		$-	$143,703

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 1).

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,588,764
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	242,675	213,707
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.68% (1 ML+0.50%) due 01/25/2036(2)	99,897	90,911
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.72% (1 ML+0.54%) due 11/25/2035(2)	92,911	89,909
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	136,203	119,068
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.44% (12 MTA+0.94%) due 10/25/2046(2)	49,030	39,003
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	541,426
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	204,174
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(3)	576,560	584,077
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(2)(3)	1,086,947	1,098,552
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(3)	488,295	492,305
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 2.49% (3 ML+1.47%) due 04/24/2029*(6)	1,072,018	1,054,964
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.09% (3 ML+1.10%) due 04/25/2026*(6)	259,784	258,390
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	102,823
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	131,630
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 2.29% (3 ML+1.15%) due 07/20/2025*(6)	28,466	28,367
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.24% (1 ML+0.06%) due 01/25/2037(2)	10,353	8,284
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.42% (1 ML+0.23%) due 02/20/2047(2)	231,129	218,941
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(1)(3)(4)	9,581,015	294,023
BANK VRS Series 2019-BN24, Class XA 0.77% due 11/15/2062(1)(3)(4)	2,266,081	110,755
BANK VRS Series 2019-BN23, Class XA 0.82% due 12/15/2052(1)(3)(4)	6,830,830	375,379
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(1)(3)(4)	8,567,452	367,233
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(3)(4)	4,590,725	291,339
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(1)(3)(4)	2,914,815	190,883
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	528,158
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	257,386
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,053,500	1,087,596
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	751,640	760,344
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	598,035	616,163
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	935,016	954,399
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	874,355	906,007
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.35% (1 ML+0.17%) due 01/25/2037(2)	14,644	14,739
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.66% (1 ML+0.48%) due 02/25/2036(2)	41,740	39,928
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.68% (1 ML+0.50%) due 01/25/2036(2)	118,794	135,724
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.36% (1 ML+0.18%) due 10/25/2036(2)	71,630	63,924

Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.38% (1 ML+0.20%) due 02/25/2037(2)	111,143	97,635
Bellemeade Re, Ltd. FRS Series 2019-3A, Class M1A 1.28% (1 ML + 1.10%) due 07/25/2029*(2)	90,836	90,501
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 1.48% (1 ML+ 1.30%) due 03/25/2029*(2)	49,038	48,835
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.58% (1 ML + 1.40%) due 10/15/2029*(2)	428,993	427,513
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(1)(3)(4)	2,628,863	78,729
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(1)(3)(4)	4,573,599	137,304
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(1)(3)(4)	9,234,445	416,291
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.20% due 08/15/2052(1)(3)(4)	2,035,281	133,811
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,249,513
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	432,000	446,067
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	337,863
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(3)	1,000,000	1,171,606
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1R 2.36% (3 ML + 1.14%) due 01/15/2029*(6)	680,000	669,817
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(5)	1,383,302	1,410,718
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.10% (1 ML+0.92%) due 10/15/2036*(1)	1,175,143	1,166,198
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.18% (1 ML+1.00%) due 04/15/2034*(1)	200,000	192,070
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.73% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	638,010
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	102,268
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 1.77% (3 ML+0.78%) due 04/27/2027*(6)	1,062,238	1,044,425
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	160,000	164,577
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	97,953
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	257,763
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(3)	1,300,000	1,440,279
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	184,487	186,073
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.80% due 12/25/2035(2)(3)	100,321	94,552
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	178,630	166,992
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 3.77% due 09/25/2047(2)(3)	115,859	104,781
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 1.94% (3 ML+0.80%) due 01/20/2028*(6)	1,585,602	1,556,833
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(3)	938,806	953,389
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	1,032,987
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	101,194
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.09% due 07/10/2047(1)(3)(4)	3,428,490	109,073
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.19% due 04/10/2048(1)(3)(4)	2,939,173	122,833
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,132,321

Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,368,785
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(3)	335,670	340,059
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(5)	398,036	398,974
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(3)	1,029,847	1,079,454
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(2)(3)	437,237	442,405
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 2.14% (3 ML+1.15%) due 10/25/2028*(6)	720,000	710,282
Commercial Mtg. Trust FRS Series 2019-WCM, Class A 1.08% (1 ML+0.90%) due 10/15/2036*(1)	1,040,000	1,015,997
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	905,857
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.50% (1 ML+0.32%) due 11/25/2035(2)	37,070	31,587
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.72% (1 ML+0.54%) due 01/25/2036(2)	100,708	93,517
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.98% (1 ML+0.80%) due 12/25/2035(2)	77,200	62,216
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	133,056	91,604
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.86% (1 ML+0.68%) due 03/25/2035(2)	41,164	36,275
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.40% due 11/20/2035(2)(3)	25,412	21,072
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.48% due 06/20/2035(2)(3)	58,400	57,800
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.89% due 06/15/2057(1)(3)(4)	9,326,556	262,698
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 2.06% due 01/15/2049(1)(3)(4)	2,127,610	157,880
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	237,026
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	740,022	794,720
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,561,080
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(3)	551,006	568,035
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(3)	1,536,000	1,713,888
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,741,369
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	1,109,067	1,125,855
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.33% (1 ML+0.15%) due 12/25/2036(2)	147,431	132,073
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.33% (1 ML+0.15%) due 03/25/2037(2)	12,959	11,881
Domino’s Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	338,300	354,400
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	746,700	794,892
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	471,011
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.02% (3 ML+0.80%) due 07/15/2030*(6)	76,500	76,309
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 2.42% (12 MTA+0.92%) due 03/19/2046(2)	272,383	231,558
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.87% (1 ML+1.70%) due 11/25/2028*(2)	232,975	225,434

Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,062,403
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	319,586
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.49% (1 ML+0.31%) due 09/25/2036	495,000	394,438
Genworth Mtg. Insurance Co. FRS Series 2019-1, Class M1 2.08% (1 ML+1.90%) due 11/26/2029*(2)	777,000	756,751
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	101,540
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	125,000	127,835
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.74% due 04/19/2036(2)(3)	166,492	140,415
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.85% due 09/19/2035(2)(3)	21,697	20,212
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.34% (1 ML+0.16%) due 02/25/2037(2)	22,491	22,983
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.90% (12 MTA+1.40%) due 10/25/2045(2)	142,701	114,986
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,277,256
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	176,150
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,239,151
GS Mtg. Securities Trust VRS Series 2020-GC45, Class XA 0.68% due 02/13/2053(1)(3)(4)	5,052,529	257,506
GS Mtg. Securities Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,290,609
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,445,362
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(5)	308,953	309,034
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.23% (1 ML+0.05%) due 12/25/2046	32,330	19,979
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.25% (1 ML+0.07%) due 12/25/2046	68,067	28,985
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.26% (1 ML+0.08%) due 02/25/2037	347,793	144,184
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.27% (1 ML+0.09%) due 12/25/2036	12,662	5,075
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.48% (1 ML+0.30%) due 03/25/2036	16,252	10,895
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.50% (1 ML+0.32%) due 04/25/2047	134,610	79,519
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(5)	95,880	40,480
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	309,496	127,037
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.48% (1 ML+0.30%) due 01/25/2037(2)	401,159	125,298
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.85% due 01/25/2036(2)(3)	6,376	6,205
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.85% due 01/25/2036(2)(3)	82,519	79,961
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.87% due 10/25/2035(2)(3)	64,910	47,957
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.38% (1 ML+0.19%) due 01/19/2038(2)	9,213	8,098
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.43% (1 ML+0.24%) due 12/19/2036(2)	202,120	179,599
Home Re, Ltd. FRS Series 2018-1, Class M1 1.78% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	209,505
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	435,151	440,475

Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,349
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	47,000	48,288
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.45% (1 ML+0.27%) due 02/25/2036	200,000	189,547
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	475,000	534,191
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.46% (1 ML+0.28%) due 07/25/2035(2)	4,596	3,732
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.58% due 04/25/2037(2)(3)	137,584	96,305
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.81% due 12/25/2036(2)(3)	164,343	145,284
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	400,000	424,125
JP Morgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	309,922
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	930,100	948,944
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	424,810	429,742
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.62% due 05/25/2036(2)(3)	74,782	65,288
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	314,430
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,208,018
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(5)	800,857	800,259
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(5)	1,019,176	1,013,693
Legacy Mtg. Asset Trust Series 2018-GS1, Class A1 4.00% due 03/25/2058*(5)	1,525,937	1,563,161
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.37% (1 ML+0.19%) due 11/25/2046(2)	284,846	250,445
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 1.67% (1 ML+1.50%) due 04/01/2024*(2)	136,080	140,235
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 1.87% (1 ML+1.70%) due 03/01/2024*(2)	453,912	448,635
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 1.67% (1 ML + 1.50%) due 05/01/2024*(2)	1,006,234	973,563
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 2.40% (3 ML+1.26%) due 07/20/2026*(6)	306,055	304,782
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.09% due 11/21/2034(2)(3)	46,594	46,531
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,358
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.50% due 07/25/2035(2)(3)	135,365	94,620
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	347,980	362,106
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(2)(3)	222,259	223,759
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(5)	736,988	738,289
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(3)	1,580,265	1,653,735
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.50% due 08/25/2058*(3)	901,073	951,625
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.33% (1 ML+0.15%) due 06/25/2036	5,116	4,342
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(1)(3)(4)	1,866,810	62,199

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	26,358	26,344
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	839,657
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	52,000	51,795
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.59% due 06/15/2050(1)(3)(4)	1,732,013	110,607
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,588,541
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(1)	755,000	771,853
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.35% (1 ML+0.17%) due 11/25/2036	240,204	93,848
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.08% (1 ML+0.90%) due 12/15/2033*(1)	300,000	284,532
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.98% (1 ML+1.80%) due 12/15/2033*(1)	575,000	541,911
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	366,032
New Residential Advance Receivables Trust Series 2019-T4, Class AT4 2.33% due 10/15/2051*	1,155,000	1,140,127
New Residential Advance Receivables Trust Series 2019-T3, Class AT3 2.51% due 09/15/2052*	1,135,000	1,110,546
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.93% (1 ML + 0.75%) due 01/25/2048*(2)	987,560	977,395
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.68% (1 ML+1.50%) due 06/25/2057*(2)	923,105	924,427
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(3)	444,562	447,608
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(3)	755,275	786,823
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(3)	806,096	861,047
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(3)	724,419	769,925
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(3)	1,330,751	1,424,969
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(3)	1,396,063	1,499,874
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(3)	1,121,317	1,199,275
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(3)	889,306	954,181
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(3)	1,139,106	1,214,629
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(3)	816,577	871,440
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.08% due 06/25/2036(2)(3)	113,082	97,844
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	667,972	671,685
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	424,464	426,882
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 07/25/2058*(2)(3)	914,385	930,726
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 1.98% (3 ML+0.85%) due 04/17/2027*(6)	445,281	441,139
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A 2.65% due 11/18/2024*	708,565	708,729
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	338,607
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	880,440	883,046
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.81% (3 ML+1.05%) due 04/30/2027*(6)	2,095,000	2,058,905

OZLM, Ltd. FRS Series 2014-7RA, Class A1R 2.14% (3 ML+1.01%) due 07/17/2029*(6)	327,264	317,568
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.18% (1 ML+2.00%) due 03/27/2024*(2)	632,484	622,566
Preston Ridge Partners Mtg. Series 2019-3A, Class A1 3.35% due 07/25/2024*(5)	362,330	364,207
Pretium Mtg. Credit Partners I Series 2019-CFL1, Class A1 3.72% due 01/25/2059*(5)	635,581	630,177
Pretium Mtg. Credit Partners I LLC Series 2019-NPL3, Class A1 3.10% due 07/27/2059*(5)	787,452	782,618
PRPM VRS Series 2019-GS1, Class A1 3.50% due 10/25/2024*(2)(3)	364,801	361,921
RALI Series Trust FRS Series 2006-QA3, Class A2 0.48% (1 ML+0.30%) due 04/25/2036(2)	344,493	305,387
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	64,157	62,341
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(5)	338,398	139,353
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(5)	154,332	86,812
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.32% due 04/25/2037(2)(3)	17,354	15,142
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	247,083	209,893
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.27% (1 ML+0.09%) due 07/25/2036	169,023	76,673
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.25% (3 ML+1.12%) due 07/17/2026*(6)	124,271	123,812
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,225,833
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	228,172	233,467
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	48,790	49,077
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.36% (1 ML+0.18%) due 07/25/2037	38,587	35,600
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.43% (1 ML+0.25%) due 11/25/2036	290,000	255,398
Stanwhich Mtg. Loan Trust Series 2019-NPB2, Class A1 3.48% due 11/16/2024*(5)	1,364,089	1,369,076
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.48% (1 ML+0.30%) due 09/25/2034(2)(3)	19,520	17,705
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.41% (1 ML+0.23%) due 02/25/2036(2)	100,895	89,781
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 2.26% (3 ML+0.95%) due 07/14/2026*(6)	974,377	963,300
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.30% (3 ML+1.16%) due 10/20/2026*(6)	229,704	228,474
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,433
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	157,691
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(5)	1,389,591	1,385,866
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	711,658	704,810
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	995,622	994,496
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(5)	857,915	874,829
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,229,003
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	481,593	481,304
VOLT LXXX LLC Series 2019-NPL6, Class A1A 3.23% due 10/25/2049*(5)	966,598	962,091
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	404,382	403,670

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.24% (COFI 11+1.50%) due 11/25/2046(2)	56,146	51,094
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 2.38% (12 MTA+0.88%) due 10/25/2046(2)	137,429	120,382
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 2.51% (12 MTA+0.82%) due 12/25/2046(2)	357,954	310,309
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.13% due 06/25/2037(2)(3)	122,577	109,835
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 0.78% (1 ML+0.60%) due 07/25/2036(2)	66,866	42,170
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 2.33% (12 MTA+0.83%) due 11/25/2046(2)	110,975	94,147
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.22% due 09/15/2057(1)(3)(4)	7,560,564	273,798
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.25% due 05/15/2048(1)(3)(4)	2,887,341	117,388
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.30% due 05/15/2048(1)(3)	75,000	58,312
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.36% due 10/25/2036(2)(3)	56,640	54,225
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	438,750	463,390
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	786,931
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,227,263
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.98% due 02/15/2044*(1)(3)(4)	407,162	765
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	410,850	428,270
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,262
Total Asset Backed Securities (cost $117,527,973)		118,951,877
U.S. CORPORATE BONDS & NOTES — 30.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	121,000	123,459
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	29,000	33,767
		157,226
Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	90,000	74,025
Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	235,000	260,213
Boeing Co. Senior Notes 3.25% due 02/01/2035	160,000	145,888
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,465,000	1,615,615
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	225,000	231,276
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	220,160
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	253,163
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	785,000	893,204
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	182,732
		3,802,251

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	1,240,000	1,335,314
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	83,000	81,859
		1,417,173
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	57,000	61,853
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030	390,000	443,722
		505,575
Airlines — 0.0%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	80,000	75,775
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	97,000	100,130
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. Senior Sec. Notes 6.50% due 06/20/2027*	35,019	35,107
		211,012
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,301,323
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	71,000	72,039
		1,373,362
Auction Houses/Art Dealers — 0.0%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	85,000	80,325
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	159,000	161,578
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	77,000	77,533
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	16,000	16,840
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	12,000	12,690
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	831,807
General Motors Co. Senior Notes 6.13% due 10/01/2025	175,000	196,645
General Motors Co. Senior Notes 6.80% due 10/01/2027	100,000	116,526
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	122,000	120,500
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	118,000	121,706
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	107,000	105,346
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	55,000	55,000
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	213,447
		2,029,618
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	75,810
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	83,000	83,318
		159,128
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc. Senior Notes 2.65% due 07/01/2027	99,000	101,573
Dana, Inc. Senior Notes 5.38% due 11/15/2027	54,000	53,898
Lear Corp. Senior Notes 5.25% due 05/15/2049	89,000	90,510
		245,981
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	469,000	512,341
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	240,000	244,104
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	34,000	34,471
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	51,000	55,118

Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	81,000	90,632
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	181,000	257,752
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	60,000	62,501
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	365,000	375,898
Truist Bank Sub. Notes 2.25% due 03/11/2030	1,745,000	1,761,333
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	246,469
		3,640,619
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	970,000	1,022,098
State Street Corp. Senior Notes 2.35% due 11/01/2025	1,105,000	1,170,851
		2,192,949
Banks-Super Regional — 1.0%
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	430,000	453,800
KeyCorp Senior Notes 2.55% due 10/01/2029	585,000	605,545
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	1,345,000	1,453,614
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	50,000	51,661
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	2,770,000	2,883,565
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	715,261
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	1,018,933
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	195,000	203,402
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	553,000	634,833
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	372,630
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	328,000	452,405
		8,845,649
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	155,094
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	113,775
		268,869
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	900,000	916,673
Coca-Cola Co. Senior Notes 2.75% due 06/01/2060	115,000	116,220
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025	128,000	140,867
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	210,000	233,621
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	87,000	98,306
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	133,000	142,141
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	118,000	127,762
PepsiCo, Inc. Senior Notes 3.63% due 03/19/2050	955,000	1,149,444
		2,925,034
Brewery — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	247,000	302,250
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	501,000	586,479
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,345,441

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	1,565,000	1,977,357
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	425,000	443,298
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	130,000	137,740
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	348,490
Constellation Brands, Inc. Company Guar. Notes 3.60% due 02/15/2028	1,050,000	1,163,407
Constellation Brands, Inc. Senior Notes 3.75% due 05/01/2050	83,000	90,625
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	46,234
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	170,000	199,796
		6,641,117
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	689,093
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	561,422
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	20,000	22,349
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	95,000	112,440
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	321,000	384,191
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	515,000	693,178
Fox Corp. Senior Notes 4.03% due 01/25/2024	125,000	138,556
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	37,000	34,850
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	40,000	38,200
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	7,000	7,420
		2,681,699
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	236,000	239,774
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	63,000	64,844
		304,618
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	78,000	82,875
Building Products-Air & Heating — 0.2%
Carrier Global Corp. Senior Notes 2.49% due 02/15/2027*	385,000	392,197
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	515,000	513,492
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030*	340,000	341,477
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	174,000	169,894
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	77,000	75,792
		1,492,852
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	125,000	137,659
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	74,000	80,610
		218,269
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	76,038
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	50,000	47,625
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc. Senior Sec. Notes 6.25% due 07/15/2028*	9,000	9,000

Building-Residential/Commercial — 0.2%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	1,065,000	1,161,489
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	102,000	105,825
		1,267,314
Cable/Satellite TV — 1.3%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	65,000	64,206
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,170
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	87,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	28,989
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	405,000	410,274
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	35,000	34,329
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	125,000	138,353
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	20,000	24,087
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	318,848
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	69,000	91,182
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,755,000	2,320,543
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	565,000	571,413
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	989,766
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	755,000	837,516
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	128,000	143,533
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	94,429
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	55,000	64,399
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	52,000	61,746
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	323,919
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	370,000	453,399
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	518,000	658,712
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	175,000	235,361
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	55,000	72,411
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	84,935
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	272,964
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,709,000	1,838,826
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	63,150
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	72,835
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	299,280
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	10,000	10,250
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	54,000	55,768

Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	330,058
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	154,247
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	143,000	188,122
		11,432,145
Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	49,000	42,140
Boyd Gaming Corp. Senior Notes 8.63% due 06/01/2025*	45,000	47,025
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	99,717
		188,882
Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	229,000	257,911
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,374,250
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	975,000	975,458
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*	315,000	342,843
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	1,507,000	1,677,231
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	53,000	61,306
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	460,000	547,506
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,120,000	1,170,523
		6,407,028
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	241,000	285,999
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	440,000	482,283
LYB International Finance III LLC Company Guar. Notes 2.88% due 05/01/2025	360,000	383,368
Olin Corp. Senior Notes 9.50% due 06/01/2025*	44,000	49,060
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	393,000	401,085
		1,601,795
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	173,000	179,579
Ecolab, Inc. Senior Notes 4.80% due 03/24/2030	70,000	88,703
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	162,000	170,436
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	85,000	133,725
Minerals Technologies, Inc. Senior Notes 5.00% due 07/01/2028*	38,000	38,570
		611,013
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	76,913
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	320,000	326,629
Sherwin-Williams Co. Senior Notes 2.95% due 08/15/2029	430,000	462,267
Sherwin-Williams Co. Senior Notes 3.30% due 05/15/2050	235,000	238,338
		1,027,234
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	105,000	104,628
Commercial Services-Finance — 0.4%
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	428,000	455,916
Equifax, Inc. Senior Notes 3.10% due 05/15/2030	135,000	144,006

Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	595,000	624,366
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	305,000	326,728
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	1,345,000	1,470,636
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	75,000	69,750
		3,091,402
Computer Services — 0.6%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	70,000	70,437
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	480,000	510,664
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	2,340,000	2,393,454
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,020,000	1,176,505
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	502,000	547,034
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	119,000	134,048
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	45,000	45,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	19,000	19,475
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	50,000	50,625
		4,947,242
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	85,000	85,425
Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	525,000	536,074
Apple, Inc. Senior Notes 2.05% due 09/11/2026	109,000	116,461
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	186,733
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	635,020
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	60,000	68,789
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	59,000	69,179
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	148,000	195,173
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	118,000	132,503
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	119,000	145,348
HP, Inc. Senior Notes 2.20% due 06/17/2025	395,000	407,704
HP, Inc. Senior Notes 3.00% due 06/17/2027	395,000	414,124
		2,907,108
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	125,000	99,063
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,094,562
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	63,000	63,801
		1,158,363
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc. Company Guar. Notes 2.63% due 06/19/2030	52,000	53,315
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	73,000	77,927
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	173,000	180,586
		311,828
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	115,000	97,750

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	376,000	440,571
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	290,000	342,325
Fiserv, Inc. Senior Notes 2.25% due 06/01/2027	2,350,000	2,457,382
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	460,000	509,133
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	64,000	77,893
		3,827,304
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.38% due 05/15/2027*	1,040,000	1,103,700
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	74,000	77,797
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	19,000	19,313
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	43,000	43,753
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	175,000	185,440
		248,506
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	127,188
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	40,000	38,350
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	90,000	90,881
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	48,000	47,280
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	65,000	62,725
		200,886
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	252,000	256,016
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	942,000	989,626
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,115,894
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	84,000	86,044
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	104,000	117,558
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	595,000	719,853
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,799,000	2,254,257
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	100,000	114,446
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	570,047
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	977,099
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	923,810
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	231,430
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	146,000	162,780
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	625,000	698,008
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	390,000	448,176
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	815,000	929,812
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	770,000	874,528

Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	118,000	140,009
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	122,000	139,283
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	75,000	95,400
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	84,000	108,580
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	173,000	228,252
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	255,000	256,623
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,672,642
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	142,000	156,166
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	113,000	128,272
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	414,599
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	862,106
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	561,000	816,739
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	401,000	415,013
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	142,000	150,603
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	210,000	226,819
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	337,000	362,859
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,189,835
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,421,000	1,587,287
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,148,740
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,073,931
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	113,000	132,702
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	433,227
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,195,000	1,265,847
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,592,824
Morgan Stanley Senior Notes 3.62% due 04/01/2031	62,000	70,827
Morgan Stanley Senior Notes 3.63% due 01/20/2027	396,000	447,100
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	565,532
Morgan Stanley Senior Notes 3.88% due 01/27/2026	610,000	690,035
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	612,277
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	29,000	33,870
		28,487,383
Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	83,000	85,429
General Electric Co. Senior Notes 3.63% due 05/01/2030	830,000	830,939
General Electric Co. Senior Notes 4.35% due 05/01/2050	49,000	48,461
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	111,000	121,587
		1,086,416
Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	1,045,000	1,105,724
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	1,585,000	1,604,181

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	458,136
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	75,000	102,729
		2,165,046
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	100,000	102,375
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	32,000	33,700
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	14,000	14,805
		48,505
Electric-Distribution — 0.4%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	545,794
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	291,968
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	387,000	424,984
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 3.40% due 02/07/2028	180,000	201,879
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	75,844
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	113,000	136,459
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	407,011
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	897,098
Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	381,435
		3,362,472
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	124,000	147,026
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	131,463
		278,489
Electric-Integrated — 2.5%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	58,000	68,548
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	530,000	545,799
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	532,114
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	122,000	133,814
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	293,000	320,434
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	53,000	66,742
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029*	555,000	577,698
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	226,000	239,404
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	36,946
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	28,000	33,704
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	387,000	570,208
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	560,000	618,145
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	236,000	284,954
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	233,000	283,498
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	96,291
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	57,784
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	14,268

Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	370,000	411,844
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	178,265
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,098,500
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	142,000	175,391
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	225,000	235,232
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	93,501
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	987,635
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	243,306
Exelon Corp. Senior Notes 4.70% due 04/15/2050	154,000	195,939
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	96,000	103,651
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	100,882
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	295,000	430,837
Florida Power & Light Co. 1st Mtg. Bonds 3.99% due 03/01/2049	145,000	186,352
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	865,000	900,084
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	505,000	586,488
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	239,661
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	91,000	98,810
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	791,133
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030*	1,875,000	2,031,335
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	51,000	54,311
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	487,985
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	284,273
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	1,215,000	1,251,325
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	255,000	276,646
Pacific Gas and Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,210,000	1,183,779
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.50% due 08/01/2050	67,000	64,754
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	151,016
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	205,000	209,876
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	151,000	175,361
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	104,000	130,684
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	459,000
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,025,000	1,095,116
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	345,000	348,346
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	583,000	639,815
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	426,189
Southern Co. Senior Notes 3.70% due 04/30/2030	1,030,000	1,168,156
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	82,000	80,258
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	32,835

Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	118,000	129,676
Union Electric Co. 1st Mtg. Notes 4.00% due 04/01/2048	95,000	116,273
		22,334,871
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	802,000	854,188
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	120,000	132,296
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	209,753
		1,196,237
Electronic Components-Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	865,000	923,989
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	93,000	101,061
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	921,000	1,024,986
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	2,924,000	3,360,766
Intel Corp. Senior Notes 2.45% due 11/15/2029	895,000	967,454
Intel Corp. Senior Notes 3.10% due 02/15/2060	695,000	766,526
Microchip Technology, Inc. Senior Sec. Notes 2.67% due 09/01/2023*	740,000	761,669
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	615,000	684,180
		8,590,631
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	16,000	17,406
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	237,000	272,046
		289,452
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	83,000	89,729
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	140,000	141,124
		230,853
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	110,550
Enterprise Software/Service — 0.4%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	75,000	73,882
Oracle Corp. Senior Notes 2.50% due 04/01/2025	1,785,000	1,911,774
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,425,000	1,667,924
		3,653,580
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	104,421
Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	865,000	900,123
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	104,422
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	55,955
Navient Corp. Senior Notes 5.00% due 03/15/2027	25,000	21,000
SLM Corp. Senior Notes 5.63% due 08/01/2033	96,000	73,920
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	34,000	31,790
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	128,242
Synchrony Financial Senior Notes 4.50% due 07/23/2025	487,000	517,439
		932,768
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	76,500

American Express Co. Senior Notes 3.40% due 02/22/2024	105,000	114,206
American Express Co. Senior Notes 4.20% due 11/06/2025	83,000	96,457
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	821,051
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	162,000	171,866
		1,280,080
Finance-Investment Banker/Broker — 0.0%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	84,038
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	68,000	69,516
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	32,000	33,484
Radian Group, Inc. Senior Notes 6.63% due 03/15/2025	61,000	62,525
		96,009
Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	420,000	428,417
Food-Meat Products — 0.1%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	676,222
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	65,000	64,282
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	94,000	95,986
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	81,000	87,620
		924,110
Food-Misc./Diversified — 0.3%
Campbell Soup Co. Senior Notes 3.13% due 04/24/2050	110,000	112,078
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	503,223
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	99,000	114,112
Conagra Brands, Inc. Senior Notes 4.85% due 11/01/2028	623,000	747,979
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	138,079
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	139,000	185,188
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	80,000	76,600
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	555,666
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	29,000	29,531
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	50,000	51,875
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	208,808
		2,723,139
Food-Retail — 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	55,000
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	87,000	88,904
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	46,430
Kroger Co. Senior Notes 3.95% due 01/15/2050	51,000	58,444
		248,778
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	117,000	115,655
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	334,000	419,539
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2040	125,000	168,565

Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	46,000	63,708
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	41,000	41,718
		809,185
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	779,024
Gambling (Non-Hotel) — 0.0%
Colt Merger Sub, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	85,000	84,469
Gas-Distribution — 0.4%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	930,000	982,280
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	49,000	48,783
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	780,000	882,081
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	975,000	1,116,776
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	84,000	113,950
		3,143,870
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,205,000	1,238,137
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	802,000	778,100
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	48,000	48,240
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	105,000	101,063
		927,403
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	72,000	69,840
Independent Power Producers — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	70,000	70,875
Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	123,779
Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.95% due 06/01/2030	1,130,000	1,180,946
Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	740,000	767,278
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	320,908
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	323,710
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	558,483
Willis North America, Inc. Company Guar. Notes 2.95% due 09/15/2029	245,000	259,346
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	660,195
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	92,000	101,486
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	91,000	115,992
		3,107,398
Insurance-Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	132,000	119,983
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	2,015,000	2,236,646
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	284,000	289,603
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	320,248
Unum Group Senior Notes 4.50% due 03/15/2025	51,000	54,779
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	462,618

Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	17,871
		3,501,748
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	37,000	38,918
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	183,000	188,072
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	213,931
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,265,000	1,328,430
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	90,347
		1,859,698
Insurance-Property/Casualty — 0.1%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	89,250
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	20,000	24,072
Progressive Corp. Senior Notes 3.20% due 03/26/2030	310,000	352,642
		465,964
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	85,000	87,444
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	150,000	160,875
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	756,175
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	58,000	49,445
Investment Management/Advisor Services — 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	69,750
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	128,000	133,196
BlackRock, Inc. Senior Notes 1.90% due 01/28/2031	1,215,000	1,240,592
		1,443,538
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025	132,000	135,665
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	189,000	200,262
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	229,000	244,000
John Deere Capital Corp. Senior Notes 1.75% due 03/09/2027	375,000	389,959
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	238,000	248,381
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	156,000	171,119
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	77,000	84,662
		1,138,121
Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030*	2,545,000	2,673,938
Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 1.95% due 01/30/2028	233,000	234,998
Medical Instruments — 0.4%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	205,017
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	575,539
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	591,900
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	425,000	440,454

Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,295,000	1,470,503
		3,283,413
Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,449
Quest Diagnostics, Inc. Senior Notes 2.80% due 06/30/2031	355,000	372,428
		411,877
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	253,000	288,250
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	390,000	461,998
Zimmer Biomet Holdings, Inc. Senior Notes 3.05% due 01/15/2026	1,300,000	1,396,864
		2,147,112
Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 2.30% due 02/25/2031	1,965,000	2,056,374
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	565,000	597,396
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	450,000	465,962
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	468,000	502,631
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	596,000	664,598
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	25,266
Biogen, Inc. Senior Notes 3.15% due 05/01/2050	71,000	68,363
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	569,717
		4,950,307
Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	850,000	924,501
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	2,135,000	2,349,335
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	107,000	125,132
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	705,000	854,579
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042*	305,000	370,974
AbbVie, Inc. Senior Notes 4.88% due 02/15/2021*	75,000	76,204
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	987,374
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	104,000	138,322
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	115,000	123,996
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	805,000	909,213
Pfizer, Inc. Senior Notes 1.70% due 05/28/2030	700,000	711,571
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	53,000	54,833
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	240,000	244,711
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	190,000	195,991
Upjohn, Inc. Company Guar. Notes 4.00% due 06/22/2050*	76,000	80,833
		8,147,569
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	120,000	137,872
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	73,000	74,913
		212,785
Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	1,115,000	1,143,865
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	497,846
Centene Corp. Senior Notes 4.25% due 12/15/2027	54,000	55,723

Centene Corp. Senior Notes 4.63% due 12/15/2029	13,000	13,715
Centene Corp. Senior Notes 4.75% due 01/15/2025	25,000	25,594
Humana, Inc. Senior Notes 4.88% due 04/01/2030	195,000	240,783
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	155,000	157,856
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	610,000	638,626
UnitedHealth Group, Inc. Senior Notes 2.88% due 08/15/2029	550,000	614,026
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	76,000	81,357
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	360,000	418,619
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	105,000	119,629
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	194,000	261,300
		4,268,939
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	51,000	51,127
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	85,000	87,431
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	98,000	113,222
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	214,250
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	69,000	65,205
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	75,000	73,484
		604,719
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	170,000	186,853
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	36,000	34,920
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	36,000	34,920
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	48,000	49,200
		119,040
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	77,000	65,550
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	42,460
Cleveland-Cliffs, Inc. Senior Sec. Notes 9.88% due 10/17/2025*	7,000	7,343
		115,353
Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc. Company Guar. Notes 5.75% due 06/15/2025	18,000	18,630
Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	107,000	101,650
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	1,380,000	1,462,329
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	156,000	170,380
		1,734,359
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	100,000	103,227
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	59,000	60,472
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.38% due 10/15/2028	3,000	2,649
Apache Corp. Senior Notes 5.10% due 09/01/2040	218,000	179,098
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	32,000	12,008
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	120,000	39,600

Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	128,000	136,963
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	253,000	301,839
EOG Resources, Inc. Senior Notes 4.95% due 04/15/2050	78,000	99,495
Hess Corp. Senior Notes 7.13% due 03/15/2033	44,000	51,348
Hess Corp. Senior Notes 7.30% due 08/15/2031	875,000	1,020,106
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	149,000	128,140
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	108,000	111,696
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	92,000	97,203
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	84,000	74,965
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	102,000	95,003
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	47,000	39,715
		2,389,828
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	103,000	101,214
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	910,000	1,007,741
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	401,000	455,021
Chevron Corp. Senior Notes 1.55% due 05/11/2025	235,000	241,662
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	985,000	1,183,044
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	190,000	236,978
		3,225,660
Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	8,085
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	960,000	1,074,681
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	77,000	63,910
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	8,000	8,540
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	117,000	113,572
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025	220,000	243,851
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	210,000	233,598
		1,738,152
Oil-Field Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	63,114
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	48,000	55,411
Halliburton Co. Senior Notes 2.92% due 03/01/2030	582,000	552,027
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	116,000	56,550
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	120,000	131,871
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	65,000	62,806
		921,779
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	224,000	246,351
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	128,000	133,340

Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	309,000	333,887
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	113,784
		827,362
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	112,000	117,009
Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	815,000	964,543
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	63,000	83,041
CVS Health Corp Senior Notes 4.13% due 04/01/2040	225,000	265,597
CVS Health Corp Senior Notes 4.25% due 04/01/2050	59,000	70,502
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	204,000	253,491
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	63,000	82,523
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,468,889
		3,188,586
Pipelines — 0.9%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	44,000	42,208
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	60,000	56,100
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	125,000	127,534
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	61,795
Cheniere Energy, Inc. Senior Notes 4.88% due 05/28/2021*(8)	19,000	19,184
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	48,000	52,306
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	42,263
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	113,000	104,671
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	410,000	444,484
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	168,000	168,832
Energy Transfer Operating LP Company Guar. Notes 4.95% due 06/15/2028	595,000	638,967
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	65,000	61,735
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	17,000	18,948
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	1,351,000	1,392,370
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	41,000	25,535
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	91,000	100,363
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	94,830
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	21,375
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	99,000	94,298
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	485,000	491,042
MPLX LP Senior Notes 4.13% due 03/01/2027	275,000	292,936
MPLX LP Senior Notes 4.25% due 12/01/2027	560,000	607,133
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	325,990
MPLX LP Senior Notes 5.20% due 12/01/2047	155,000	159,592
MPLX LP Senior Notes 5.50% due 02/15/2049	55,000	60,952

ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	72,000	81,138
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	135,000	132,661
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	237,000	226,751
ONEOK, Inc. Company Guar. Bonds 4.45% due 09/01/2049	190,000	176,292
ONEOK, Inc. Company Guar. Notes 5.85% due 01/15/2026	345,000	393,770
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	50,000	60,740
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	581,000	645,029
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	510,000	519,060
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	85,000	90,774
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	36,000	38,075
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	125,000	137,185
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	187,000	216,276
Williams Partners LP Senior Notes 6.30% due 04/15/2040	119,000	143,317
		8,366,511
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	80,000	80,016
Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	101,227
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	77,775
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	45,000	42,413
		221,415
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 2.10% due 06/15/2030	330,000	330,812
American Tower Corp. Senior Notes 2.40% due 03/15/2025	555,000	585,922
American Tower Corp. Senior Notes 3.10% due 06/15/2050	110,000	108,805
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	274,000	280,237
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	179,000	188,916
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	99,000	99,903
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	53,000	62,111
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	88,880
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	115,000	114,939
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	335,000	332,062
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	75,000	70,219
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	30,000	28,800
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	505,000	501,339
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	622,196
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	48,000	52,444

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	203,814
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	78,000	79,560
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	31,000	32,473
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	58,000	46,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	75,000	76,875
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	55,000	56,512
Prologis LP Senior Notes 3.00% due 04/15/2050	110,000	116,293
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	105,442
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	83,000	83,183
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	567,067
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	105,000	95,550
VEREIT Operating Partnership LP Company Guar. Notes 3.40% due 01/15/2028	216,000	217,667
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	37,000	34,780
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	87,000	86,899
		5,270,100
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	56,000	58,380
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	79,428
		137,808
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	134,325
Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	93,000	93,233
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	120,000	57,600
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,027,860
		1,085,460
Research & Development — 0.0%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	9,000	9,214
Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	65,650
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	75,000	67,032
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	7,000	7,236
		139,918
Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	120,000	154,815
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	56,000	44,520
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	118,000	126,237
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	335,000	373,559
		499,796

Retail-Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	49,000	53,095
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	55,000	62,840
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	985,000	1,103,326
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	239,647
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	480,000	604,078
		2,009,891
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	169,000	170,430
Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	109,000	124,488
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	61,350
Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	153,000	136,610
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025	58,000	66,241
		202,851
Retail-Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	108,000	100,710
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	122,000	116,254
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	90,000	50,850
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	460,000	493,017
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	830,000	910,705
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	624,000	756,556
		2,428,092
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	104,000	107,940
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	259,000	281,807
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	293,000	290,891
		572,698
Security Services — 0.0%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	43,200
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	24,000	24,445
		67,645
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.90% due 06/15/2030	425,000	434,414
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	101,000	112,543
Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	116,000	127,940
Steel-Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	58,425
Nucor Corp. Senior Notes 2.70% due 06/01/2030	39,000	40,945
Steel Dynamics, Inc. Senior Notes 2.80% due 12/15/2024	463,000	481,851
Steel Dynamics, Inc. Senior Notes 3.25% due 01/15/2031	94,000	95,875
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	124,000	129,626
		806,722

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	233,000	278,712
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	615,000	636,691
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	440,000	478,872
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	590,000	664,500
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,038,000	1,216,483
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	301,000	357,197
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	929,000	1,095,310
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	116,000	137,842
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	344,000	413,423
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	61,000	60,848
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	77,000	84,609
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	56,000	54,460
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	300,000	336,516
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	10,000	11,819
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	25,000	31,976
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	67,000	82,858
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	62,000	77,197
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,815,000	2,260,856
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,456,499
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,275,000	1,706,921
		11,164,877
Television — 0.5%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	47,925
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	112,996
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	356,000	372,271
ViacomCBS, Inc. Senior Notes 4.25% due 09/01/2023	860,000	935,465
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	2,327,000	2,747,883
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	108,000	120,293
		4,336,833
Tobacco — 0.8%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	340,000	357,277
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	785,000	837,124
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	470,000	505,697
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	700,000	699,106
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	546,940
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	445,000	550,317
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,905,000	2,007,394
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	815,000	839,771
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	558,329
		6,901,955
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	105,000	117,911

Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	74,344
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.00% due 06/30/2030	87,000	93,128
GATX Corp. Senior Notes 4.35% due 02/15/2024	200,000	217,907
		311,035
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	118,000	119,467
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	945,000	1,055,964
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	91,000	96,050
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	68,000	85,774
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	149,000	180,410
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	92,450
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	950,000	1,170,381
		2,681,029
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.80% due 05/15/2025	835,000	928,195
FedEx Corp. Company Guar. Notes 4.25% due 05/15/2030	780,000	890,860
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	86,000	97,591
		1,916,646
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	86,000	98,140
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	585,000	601,861
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	31,000	31,599
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	257,000	271,098
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	530,000	579,691
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	84,000	90,643
		1,574,892
Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	70,000	70,350
Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	315,000	343,152
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	56,000	62,862
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	255,000	316,012
Essential Utilities, Inc. Senior Notes 3.35% due 04/15/2050	74,000	77,143
		799,169
Total U.S. Corporate Bonds & Notes (cost $256,277,223)		278,342,239
FOREIGN CORPORATE BONDS & NOTES — 5.0%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	406,000	442,202
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	127,500
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	115,000	126,933
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	236,438
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	445,000	467,834

Yara International ASA Senior Notes 3.15% due 06/04/2030*	51,000	52,721
		1,011,426
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	534,600
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	950,000	762,375
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	35,000	37,581
Banks-Commercial — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	154,000	168,538
Bank of Montreal Senior Notes 2.05% due 11/01/2022	342,000	353,134
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	204,000	212,854
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	212,001
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	457,015
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	455,000	506,334
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	203,000	210,200
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	190,250
ING Groep NV Senior Notes 1.00% due 07/01/2026*	261,000	261,609
Metro Bank PLC Sub. Notes 5.50% due 06/26/2028	GBP 500,000	333,745
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	218,524
		3,124,204
Banks-Special Purpose — 0.0%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	341,000	340,897
Beverages-Wine/Spirits — 0.2%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	1,478,000	1,529,068
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	55,720
Cellular Telecom — 0.2%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	208,560
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	764,400
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	66,000	83,198
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	74,000	96,640
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	910,008
		2,062,806
Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	184,830
Chemicals-Other — 0.0%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	200,000	215,086
Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	72,000	69,717
Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	42,000	42,000
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	45,000	48,256
Containers-Metal/Glass — 0.0%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	200,000	213,750
Containers-Paper/Plastic — 0.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	11,000	11,165

Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	80,000	82,216
		93,381
Cruise Lines — 0.0%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	68,000	40,485
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	17,000	9,690
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	10,000	10,550
		60,725
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	140,000	154,658
Diversified Banking Institutions — 1.0%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	210,213
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	721,931
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	250,000	263,323
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	248,000	274,488
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	152,704
HSBC Holdings PLC Senior Notes 2.10% due 06/04/2026	200,000	202,065
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,430,000	1,493,474
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	240,000	277,277
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,776,914
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	675,000	743,778
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	212,912
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	345,899
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	209,604
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	226,000	232,022
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	200,000	207,052
UBS AG Senior Notes 1.75% due 04/21/2022*	200,000	203,824
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	352,969
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	644,505
		8,524,954
Diversified Financial Services — 0.1%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	88,000	86,240
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	272,000	276,557
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	923,005
		1,285,802
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	209,346
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,302,826
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	200,000	225,889
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	205,000	247,625
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	66,000	66,024
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030*	80,000	79,628
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	58,000	63,416
		1,985,408

E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	516,595
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	780,000	905,837
		1,422,432
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	215,000	210,162
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	203,000
		413,162
Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.15% due 05/01/2027*	345,000	365,728
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*	49,000	52,722
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	49,000	55,598
		474,048
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	64,000	62,080
Finance-Leasing Companies — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.88% due 01/23/2028	225,000	203,226
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	100,000	92,486
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	10,956
		306,668
Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,250
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	97,320
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026	485,000	488,637
		606,207
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	83,000	95,537
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	141,000	149,423
		244,960
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	240,000	252,763
Internet Content-Information/News — 0.3%
Tencent Holdings, Ltd. Senior Notes 1.81% due 01/26/2026*	330,000	333,703
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	1,355,000	1,353,326
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	240,000	249,286
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	757,526
		2,693,841
Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	214,437
Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	479,005
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,182,594
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	262,000	290,711
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	295,000	294,840
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.18% due 07/09/2050	404,000	402,689
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	669,660

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	90,000	91,284
		3,410,783
Medical-Hospitals — 0.1%
Rede D’or Finance SARL Company Guar. Notes 4.50% due 01/22/2030*	1,220,000	1,073,600
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	188,750
Metal-Iron — 0.0%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	79,688
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	85,000	84,744
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	102,000	95,178
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	75,000	62,344
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000	338,850
		581,116

Oil Companies-Integrated — 0.2%
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	371,000	380,013
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	330,000	370,333
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	71,000	81,160
Petro-Canada Senior Notes 5.95% due 05/15/2035	69,000	81,813
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	110,000	122,516
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	25,362
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	34,000	31,038
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	34,000	27,666
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000	26,141
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	65,000	70,222
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS 22,904,817	142,348
		1,358,612
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000	31,232
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030	960,000	972,480
		1,003,712
Petrochemicals — 0.0%
Alpek SAB de CV Company Guar. Notes 4.25% due 09/18/2029*	345,000	340,687
Pipelines — 0.2%
TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	1,180,000	1,343,834
Real Estate Investment Trusts — 0.0%
Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	200,000	210,250
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	440,000	456,118
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	200,000	195,250
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	41,000	40,180
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	100,000	98,032
		138,212
Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	71,000	75,083
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	295,000	323,548

NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,292,000		1,442,951
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	275,000		334,114
			2,100,613
Steel-Producers — 0.0%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	364,014
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023	168,000		170,003
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	227,000		236,531
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	162,000		184,272
International Finance Corp. Senior Notes 0.50% due 03/20/2023	259,000		260,564
			851,370
Telephone-Integrated — 0.2%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	190,000		209,086
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	78,000		98,143
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	915,000		1,203,350
			1,510,579
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	88,000		135,276
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000		32,008
Total Foreign Corporate Bonds & Notes (cost $44,974,540)			45,128,945
U.S. GOVERNMENT AGENCIES — 28.9%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000		1,038,748
Federal Home Loan Mtg. Corp. — 2.6%
2.38% due 01/13/2022	1,097,000		1,133,571
2.50% due 01/01/2028	92,666		98,543
2.50% due 04/01/2028	293,594		312,218
2.50% due 03/01/2031	182,035		191,074
2.50% due 10/01/2032	257,885		270,695
2.50% due 11/01/2032	869,680		926,985
3.00% due 08/01/2027	204,243		215,448
3.00% due 10/01/2042	214,298		233,781
3.00% due 11/01/2042	237,645		254,730
3.00% due 02/01/2043	454,616		481,350
3.00% due 04/01/2043	262,120		280,980
3.00% due 08/01/2043	972,362		1,045,427
3.00% due 07/01/2045	821,613		873,209
3.00% due 10/01/2045	424,266		450,042
3.00% due 08/01/2046	504,284		533,749
3.00% due 10/01/2049	593,671		625,684
3.36% (6 ML+1.49%) due 02/01/2037 FRS	11,711		12,022
Federal Home Loan Mtg. Corp.
3.50% due 01/01/2032	587,548		621,923
3.50% due 11/01/2041	197,713		213,194
3.50% due 03/01/2042	100,351		108,659
3.50% due 08/01/2042	195,093		213,404
3.50% due 09/01/2043	68,857		75,322
3.50% due 03/01/2045	579,412		620,269
3.50% due 07/01/2045	1,368,723		1,471,270
3.50% due 08/01/2045	306,167		332,908
3.50% due 10/01/2045	524,466		560,444
3.50% due 11/01/2045	665,282		711,434
3.50% due 01/01/2046	23,858		25,515
3.50% due 11/01/2047	688,971		730,125
3.64% (12 ML+1.88%) due 11/01/2037 FRS	125,690		133,210
4.00% due 09/01/2040	152,716		167,424
4.00% due 07/01/2044	267,586		293,206
4.00% due 10/01/2045	232,626		250,699
4.00% due 12/01/2048	252,434		267,298
4.00% due 07/01/2049	178,433		193,490
4.00% due 01/01/2050	457,606		484,893
4.50% due 05/01/2048	480,222		516,723
5.00% due 09/01/2031	377,580		411,874
5.00% due 11/01/2043	298,238		342,202
5.00% due 04/01/2048	298,209		326,009
5.50% due 01/01/2036	110,983		127,306
6.00% due 03/01/2040	8,624		10,063
6.25% due 07/15/2032	206,000		323,840
6.75% due 03/15/2031	100,000		157,389
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K013, Class X1 0.64% due 01/25/2021(1)(3)(4)	1,920,596		2,264
Series K064, Class X1 0.74% due 03/25/2027(1)(3)(4)	5,119,762		181,276
Series K104, Class X1 1.13% due 01/25/2030(1)(3)(4)	2,504,403		222,105
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	416,605		422,752

Series 4961, Class JB 2.50% due 12/15/2042(2)	685,083	713,318
Series 3883, Class PB 3.00% due 05/15/2041(2)	229,015	246,721
Series 4740, Class BA 3.00% due 09/15/2045(2)	342,627	353,563
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50% due 08/25/2059(2)	632,668	663,031
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	241,861	278,285
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.83% (1 ML+1.65%) due 04/25/2043*(2)	84,251	83,257
Series 2015-DNA1, Class M2 2.02% (1 ML+1.85%) due 10/25/2027(2)	24,205	24,170
Series 2019-HQA3, Class M2 2.03% (1 ML + 1.85%) due 09/25/2049*(2)	396,839	383,240
Series 2019-DNA3, Class M2 2.23% (1 ML + 2.05%) due 07/25/2049*(2)	527,621	515,799
Series 2014-DN1, Class M2 2.37% (1 ML+2.20%) due 02/25/2024(2)	78,336	78,440
Series 2014-HQ2, Class M2 2.37% (1 ML+2.20%) due 09/25/2024(2)	146,744	147,821
Series 2019-HQA1, Class M2 2.53% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	836,012
Series 2019-DNA2, Class M2 2.63% (1 ML+2.45%) due 03/25/2049*(2)	626,129	617,142
		23,398,797
Federal National Mtg. Assoc. — 6.1%
1.88% due 09/24/2026	837,000	900,879
2.50% due 04/01/2028	206,237	219,267
2.50% due 08/01/2031	695,146	729,497
2.50% due 01/01/2032	798,865	838,403
2.50% due 06/01/2050	997,844	1,039,961
2.63% due 09/06/2024	2,025,000	2,217,089
3.00% due 10/01/2027	247,118	260,183
3.00% due 10/01/2030	281,323	296,158
3.00% due 07/01/2034	939,516	987,140
3.00% due 03/01/2042	404,974	433,396
3.00% due 12/01/2042	125,880	134,895
3.00% due 05/01/2043	287,576	308,158
3.00% due 02/01/2045	228,531	242,804
3.00% due 08/01/2046	388,091	414,839
3.00% due 09/01/2046	264,817	280,357
3.00% due 12/01/2046	413,733	437,852
3.00% due 01/01/2047	179,672	190,095
3.00% due 04/01/2047	1,264,469	1,338,945
3.00% due 04/01/2048	859,936	906,306
3.00% due 09/01/2048	630,997	667,281
3.37% (6 ML+1.54%) due 09/01/2035 FRS	120,559	123,918
3.50% due 08/01/2026	86,792	91,270
3.50% due 09/01/2026	116,320	122,373
3.50% due 08/01/2027	13,422	14,110
3.50% due 10/01/2028	41,534	44,380
3.50% due 03/01/2042	265,618	287,535
3.50% due 08/01/2042	611,098	657,271
3.50% due 07/01/2045	187,902	201,274
3.50% due 08/01/2045	441,501	474,616
3.50% due 09/01/2045	383,061	407,292
3.50% due 10/01/2045	375,840	410,826
3.50% due 11/01/2045	353,156	375,458
3.50% due 12/01/2045	576,431	617,217
3.50% due 02/01/2046	241,837	258,924
3.50% due 03/01/2046	374,650	399,252
3.50% due 07/01/2046	624,235	676,661
3.50% due 12/01/2047	2,622,946	2,806,198
3.50% due 04/01/2048	1,309,846	1,406,799
3.50% due 08/01/2049	699,103	734,857
3.62% (12 ML+1.67%) due 07/01/2039 FRS	92,460	96,935
3.65% (12 ML+1.57%) due 05/01/2037 FRS	25,473	26,630
3.70% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	41,931	43,911
3.73% (12 ML+1.77%) due 05/01/2040 FRS	123,259	128,887
3.75% (12 ML+1.83%) due 10/01/2040 FRS	51,700	54,101
3.95% (12 ML+1.91%) due 08/01/203 FRS	76,950	81,231
4.00% due 03/01/2039	371,492	395,976
4.00% due 10/01/2040	99,808	109,173
4.00% due 11/01/2040	198,485	217,859
4.00% due 10/01/2041	182,121	200,077
4.00% due 11/01/2041	159,755	175,401
4.00% due 01/01/2043	628,139	693,418

4.00% due 02/01/2045	565,413	622,400
4.00% due 02/01/2046	38,077	41,180
4.00% due 01/01/2047	643,787	691,456
4.00% due 05/01/2047	135,643	144,621
4.00% due 07/01/2047	1,415,942	1,508,976
4.00% due 08/01/2047	287,577	308,140
4.00% due 06/01/2048	824,679	891,763
4.00% due 09/01/2048	666,129	708,195
4.00% due 01/01/2049	986,600	1,045,431
4.00% due 03/01/2049	141,430	149,799
4.07% (12 ML+1.82%) due 10/01/2040 FRS	26,915	28,149
4.15% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	100,221	104,565
4.50% due 10/01/2024	26,402	27,799
4.50% due 08/01/2045	701,380	796,529
4.50% due 06/01/2048	867,277	931,131
4.50% due 11/01/2048	596,129	640,780
4.50% due 12/01/2048	818,205	878,394
5.00% due 05/01/2040	203,892	230,857
5.00% due 06/01/2040	15,434	17,706
5.00% due 07/01/2040	348,076	398,072
5.00% due 02/01/2045	428,013	487,406
5.50% due 12/01/2029	24,333	26,795
5.50% due 08/01/2037	112,755	129,334
5.50% due 06/01/2038	57,677	66,112
6.00% due 11/01/2038	6,440	7,516
6.00% due 06/01/2040	54,553	63,683
6.50% due 10/01/2037	542	610
6.63% due 11/15/2030	871,000	1,349,894
7.25% due 05/15/2030	2,260,000	3,584,545
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.28% (1 ML +2.10%) due 06/25/2039*(2)	623,946	605,719
Series 2019-R03, Class 1M2 2.33% (1 ML+2.15%) due 09/25/2031*(2)	357,546	353,064
Series 2019-HRP1, Class M2 2.33% (1 ML+2.15%) due 11/25/2039*(2)	309,368	283,381
Series 2016-C07, Class 2M2 4.53% (1 ML+4.35%) due 05/25/2029(2)	623,472	644,965
Series 2014-C04, Class 1M2 5.08% (1 ML+4.90%) due 11/25/2024(2)	239,141	245,570
Series 2015-C04, Class 1M2 5.88% (1 ML+5.70%) due 04/25/2028(2)	107,827	113,319
Series 2016-C02, Class 1M2 6.18% (1 ML+6.00%) due 09/25/2028(2)	75,157	77,935
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	468,249	475,811
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	767,893	781,073
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	397,212	403,463
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	193,305	198,899
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	375,711	387,790
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	383,100	395,330
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	565,505	583,646
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	532,493	552,410
Series 2017-72, Class B 3.00% due 09/25/2047(2)	489,456	523,445
Series 2017-72, Class CD 3.00% due 09/25/2047(2)	508,361	544,762
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	585,588	617,198
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	386,143	405,153
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	725,492	778,306
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	590,736	617,234
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	207,821	224,862
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	424,149	436,308
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	233,118	244,698
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	486,474	527,179
Series 2018-72, Class BA 3.50% due 07/25/2054(2)	673,829	709,450
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	509,242	553,247
		53,343,390
Government National Mtg. Assoc. — 7.7%
2.50% due July 30 TBA	8,000,000	8,421,250
2.50% due August 30 TBA	7,900,000	8,299,012
3.00% due 02/20/2045	204,788	219,021
3.00% due 05/20/2045	163,498	174,453
3.00% due 07/20/2045	37,640	40,196
3.00% due 05/20/2046	606,159	643,971
3.00% due 05/20/2050	997,911	1,058,828
3.00% due July 30 TBA	20,300,000	21,507,691
3.50% due 03/20/2045	132,117	141,446
3.50% due 04/20/2045	201,093	215,266
3.50% due 07/20/2045	64,020	68,549
3.50% due 03/20/2047	325,255	346,018
3.50% due July 30 TBA	8,800,000	9,278,887
3.50% due August 30 TBA	5,500,000	5,802,715
4.00% due 03/15/2039	73,395	79,196

4.00% due 04/15/2039	5,888	6,353
4.00% due 05/15/2039	32,766	34,827
4.00% due 08/15/2039	6,717	7,222
4.00% due 10/15/2039	32,142	34,657
4.00% due 03/15/2040	29,652	32,017
4.00% due 09/15/2040	23,570	25,187
4.00% due 10/15/2040	15,736	17,114
4.00% due 12/15/2040	13,291	14,286
4.00% due 02/15/2041	5,328	5,783
4.00% due 06/15/2041	104,438	115,506
4.00% due 07/15/2041	20,083	21,828
4.00% due 08/15/2041	224,681	241,753
4.00% due 09/15/2041	44,732	48,528
4.00% due 10/15/2041	106,407	114,964
4.00% due 11/15/2041	109,414	117,233
4.00% due 12/15/2041	60,881	65,817
4.00% due 01/15/2042	22,151	23,753
4.00% due 02/15/2042	3,774	3,999
4.00% due 03/15/2042	74,867	80,320
4.00% due 04/15/2042	4,071	4,311
4.00% due 03/20/2044	94,455	103,178
4.00% due 07/20/2045	260,773	282,963
4.00% due 05/20/2048	33,565	35,896
4.50% due 09/15/2033	48,246	53,371
4.50% due 03/15/2039	59,924	66,836
4.50% due 05/15/2039	33,551	37,391
4.50% due 07/15/2039	20,018	22,329
4.50% due 10/15/2039	71,717	80,006
4.50% due 01/15/2040	18,801	20,960
4.50% due 02/15/2040	35,298	39,325
4.50% due 03/15/2040	21,115	23,166
4.50% due 04/15/2040	961	1,062
4.50% due 05/15/2040	4,695	5,210
4.50% due 07/15/2040	22,920	25,789
4.50% due 04/15/2041	9,918	10,883
4.50% due 05/15/2041	106,650	118,761
4.50% due 06/15/2041	10,438	11,674
4.50% due 07/15/2041	87,934	97,408
4.50% due 08/15/2041	45,733	50,956
4.50% due 04/20/2047	143,737	157,031
4.50% due July 30 TBA	6,800,000	7,262,719
5.00% due 06/15/2033	1,700	1,942
5.00% due 08/15/2033	13,388	15,142
5.00% due 09/15/2033	23,873	27,262
5.00% due 10/15/2033	13,963	15,900
5.00% due 11/15/2033	3,226	3,696
5.00% due 06/15/2034	37,908	42,397
5.00% due 05/15/2035	2,539	2,790
5.00% due 09/15/2035	1,534	1,712
5.00% due 11/15/2035	83,696	91,559
5.00% due 02/15/2036	23,441	25,658
5.00% due 02/20/2036	66,290	74,986
5.00% due 05/15/2036	59,361	66,289
5.00% due 06/15/2036	18,287	20,006
5.00% due 08/15/2038	230,111	255,254
5.50% due 02/15/2032	429	472
5.50% due 03/15/2032	2,840	3,258
5.50% due 12/15/2032	1,750	1,927
5.50% due 01/15/2033	1,631	1,902
5.50% due 02/15/2033	9,184	10,292
5.50% due 03/15/2033	39,650	44,252
5.50% due 04/15/2033	32,115	36,806
5.50% due 06/15/2033	35,893	41,001
5.50% due 07/15/2033	166,113	186,706
5.50% due 08/15/2033	38,273	42,924
5.50% due 09/15/2033	6,962	7,790
5.50% due 12/15/2033	1,332	1,463
5.50% due 01/15/2034	54,630	63,216
5.50% due 02/15/2034	27,551	30,259
6.00% due 04/15/2028	57,755	65,728
6.00% due 01/15/2029	12,569	13,960
6.00% due 03/15/2029	17,905	19,885
6.00% due 12/15/2031	3,015	3,351
6.00% due 04/15/2032	10,453	12,455
6.00% due 09/15/2032	7,950	9,385
6.00% due 10/15/2032	53,250	63,467
6.00% due 11/15/2032	12,545	14,594
6.00% due 01/15/2033	1,820	2,169
6.00% due 02/15/2033	18,302	21,574
6.00% due 03/15/2033	7,207	8,297
6.00% due 09/15/2033	11,800	13,138
6.00% due 01/15/2034	72,407	80,491
6.00% due 03/15/2034	13,216	14,692
6.00% due 05/15/2034	1,528	1,696
6.00% due 07/15/2034	3,744	4,172
6.00% due 08/15/2034	46,894	52,160
6.00% due 09/15/2034	1,727	1,930
6.00% due 11/15/2034	63,964	71,311
6.00% due 03/15/2035	14,155	15,771
6.00% due 08/15/2035	36,674	41,663
6.00% due 01/15/2036	20,576	24,267
6.00% due 02/15/2036	14,278	15,881
6.00% due 04/15/2036	40,525	45,107
6.00% due 05/15/2036	23,847	27,517
6.00% due 06/15/2036	33,917	39,369
6.00% due 07/15/2036	3,788	4,210
6.00% due 08/15/2036	39,412	46,214
6.00% due 09/15/2036	11,868	13,263
6.00% due 10/15/2036	124,177	139,972
6.00% due 11/15/2036	28,920	32,961
6.00% due 12/15/2036	8,068	9,081
6.50% due 09/15/2028	2,557	2,814
6.50% due 09/15/2031	1,022	1,125
6.50% due 10/15/2031	2,127	2,392
6.50% due 11/15/2031	1,064	1,171
6.50% due 12/15/2031	3,529	3,884
7.50% due 09/15/2030	14,457	14,699
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)	666,311	675,991
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	408,245	413,356
		68,980,895

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	866,280
Uniform Mtg. Backed Securities — 12.4%
2.00% due July 15 TBA	4,200,000	4,345,031
2.00% due August 15 TBA	4,200,000	4,338,180
2.50% due July 15 TBA	3,000,000	3,140,859
2.50% due July 30 TBA	22,800,000	23,769,000
2.50% due August 30 TBA	22,700,000	23,627,950
3.00% due July 15 TBA	3,100,000	3,258,391
3.00% due July 30 TBA	16,000,000	16,851,250
3.50% due July 30 TBA	19,100,000	20,088,574
4.00% due July 30 TBA	10,300,000	10,914,983
4.50% due July 30 TBA	1,300,000	1,396,789
5.50% due July 30 TBA	1,900,000	2,090,626
		113,821,633
Total U.S. Government Agencies (cost $256,852,150)		261,449,743
U.S. GOVERNMENT TREASURIES — 34.9%
United States Treasury Bonds — 9.1%
1.25% due 05/15/2050	952,000	914,701
2.00% due 02/15/2050	1,475,000	1,689,221
2.25% due 08/15/2046	1,686,000	1,999,688
2.25% due 08/15/2049	2,738,000	3,292,752
2.38% due 11/15/2049	4,497,000	5,554,498
2.50% due 02/15/2045	1,100,000	1,356,867
2.50% due 02/15/2046	3,448,000	4,270,267
2.50% due 05/15/2046	1,283,000	1,591,271
2.75% due 11/15/2042	413,000	528,963
2.75% due 08/15/2047	568,000	742,150
2.75% due 11/15/2047	704,000	921,085
2.88% due 05/15/2043	1,014,000	1,324,656
2.88% due 08/15/2045	2,423,000	3,193,817
2.88% due 11/15/2046	499,000	663,592
2.88% due 05/15/2049	2,491,000	3,370,051
3.00% due 05/15/2042	875,000	1,164,946
3.00% due 11/15/2045	1,642,000	2,213,236
3.00% due 02/15/2047	648,000	882,748
3.00% due 05/15/2047	2,224,000	3,031,416
3.00% due 02/15/2048	1,255,000	1,718,026
3.00% due 08/15/2048	806,000	1,108,439
3.00% due 02/15/2049	1,783,000	2,461,654
3.13% due 02/15/2043	1,267,000	1,717,874
3.13% due 08/15/2044(18)	3,378,000	4,606,088
3.13% due 05/15/2048	626,000	877,329
3.38% due 05/15/2044	869,000	1,229,092
3.38% due 11/15/2048	1,188,000	1,745,710
3.63% due 08/15/2043	2,006,000	2,930,014
3.63% due 02/15/2044	1,706,000	2,497,224
3.75% due 11/15/2043	1,049,000	1,561,166
3.88% due 08/15/2040	640,000	953,750
4.38% due 11/15/2039	1,082,000	1,701,361
4.38% due 05/15/2040	953,000	1,505,777
4.50% due 02/15/2036	1,034,000	1,582,828
4.63% due 02/15/2040	1,159,000	1,879,617
4.75% due 02/15/2041	1,123,000	1,863,259
5.25% due 11/15/2028	1,045,000	1,446,509
5.25% due 02/15/2029	1,966,000	2,742,032
5.38% due 02/15/2031	1,289,000	1,915,474
6.13% due 11/15/2027	544,000	767,040
6.25% due 08/15/2023	1,613,000	1,918,021
6.38% due 08/15/2027	1,217,000	1,721,247
6.75% due 08/15/2026	377,000	522,307
		81,677,763
United States Treasury Notes — 25.8%
0.25% due 06/30/2025	2,161,000	2,156,678
0.38% due 04/30/2025	3,294,000	3,308,926
0.50% due 03/15/2023	2,836,000	2,860,704
0.50% due 05/31/2027	902,000	902,916
0.63% due 03/31/2027	491,000	495,968
0.63% due 05/15/2030	3,886,000	3,875,222
1.13% due 07/31/2021	2,131,000	2,152,976
1.13% due 08/31/2021	1,430,000	1,445,641
1.13% due 09/30/2021	2,760,000	2,792,775
1.25% due 10/31/2021	6,029,000	6,115,431
1.38% due 08/31/2023	3,211,000	3,332,040
1.50% due 01/31/2022	12,752,000	13,017,501
1.50% due 02/28/2023	6,709,000	6,945,387
1.50% due 08/15/2026	3,641,000	3,879,514
1.63% due 08/15/2022	3,220,000	3,319,367
1.63% due 11/15/2022	4,550,000	4,706,406
1.63% due 10/31/2023	4,501,000	4,715,677
1.63% due 02/15/2026	2,662,000	2,847,716
1.63% due 05/15/2026	4,204,000	4,505,341
1.63% due 08/15/2029	1,758,000	1,918,211
1.75% due 07/31/2021	120,000	122,044
1.75% due 05/15/2022	4,480,000	4,612,300
1.75% due 05/15/2023	4,495,000	4,697,275
1.88% due 11/30/2021	8,203,000	8,400,385
1.88% due 03/31/2022	1,086,000	1,118,198
1.88% due 10/31/2022	3,569,000	3,710,505
1.88% due 08/31/2024	4,617,000	4,931,713
2.00% due 11/15/2021	4,434,000	4,544,850
2.00% due 11/30/2022	6,690,000	6,984,517
2.00% due 02/15/2023	7,666,000	8,031,632
2.00% due 05/31/2024	2,637,000	2,819,942
2.00% due 02/15/2025	5,373,000	5,801,581
2.00% due 08/15/2025	3,825,000	4,152,217
2.00% due 11/15/2026	6,034,000	6,625,615
2.13% due 08/15/2021	4,031,000	4,118,548
2.13% due 02/29/2024	2,824,000	3,022,121
2.13% due 03/31/2024	4,502,000	4,823,471

2.13% due 07/31/2024	4,388,000		4,725,499
2.13% due 09/30/2024	1,983,000		2,140,710
2.13% due 05/15/2025	2,689,000		2,928,069
2.25% due 07/31/2021	3,114,000		3,183,335
2.25% due 11/15/2024	3,725,000		4,049,628
2.25% due 12/31/2024	3,515,000		3,829,016
2.25% due 11/15/2025	2,574,000		2,835,724
2.25% due 02/15/2027	1,843,000		2,058,761
2.25% due 08/15/2027	1,496,000		1,680,253
2.25% due 11/15/2027	3,171,000		3,571,339
2.38% due 03/15/2022	788,000		817,488
2.38% due 08/15/2024	5,657,000		6,154,639
2.38% due 05/15/2027	2,595,000		2,928,904
2.50% due 08/15/2023	6,555,000		7,027,933
2.50% due 05/15/2024	3,886,000		4,227,998
2.63% due 05/15/2021	1,093,000		1,116,226
2.63% due 03/31/2025	3,886,000		4,316,648
2.63% due 02/15/2029(19)	5,515,000		6,462,460
2.75% due 08/15/2021	1,473,000		1,515,291
2.75% due 02/15/2028	3,272,000		3,816,737
2.88% due 07/31/2025	2,474,000		2,793,977
2.88% due 05/15/2028	1,784,000		2,105,399
3.00% due 10/31/2025	3,945,000		4,500,456
			232,597,801
Total U.S. Government Treasuries (cost $283,676,853)			314,275,564
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000		87,096
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000		340,980
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000		367,631
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000		1,628,550
State of Connecticut General Obligation Bonds 3.00% due 07/01/2021	60,000		61,290
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	641,727		648,260
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000		68,945
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000		150,927
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000		233,924
Total Municipal Bonds & Notes (cost $3,533,229)			3,587,603
LOANS(11)(12)(13) — 1.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 4.26% (3 ML+3.50%) due 08/21/2026	138,950		125,750
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.43% (1 ML +2.25%) due 05/30/2025	204,297		183,101
Airlines — 0.0%
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML+3.00%) due 12/11/2026	99,500		79,517
Applications Software — 0.0%
SS&C Technologies, Inc. FRS BTL-B3 1.93% (1 ML +1.75%) due 04/16/2025	27,433		26,130
SS&C Technologies, Inc. FRS BTL-B5 1.93% (1 ML +1.75%) due 04/16/2025	98,232		93,467
			119,597
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.68% (1 ML+3.50%) due 04/30/2026	114,138		108,526
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	100,000	107,949
			216,475
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.43% (1 ML +4.25%) due 05/06/2024	99,000		94,892
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B4 2.92% (1 ML +2.75%) due 09/18/2026	96,063		91,079
Univision Communications, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 03/15/2024	139,045		128,501
			219,580

Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.68% (1 ML+2.50%) due 02/01/2027	124,375		119,763
Building Products-Doors & Windows — 0.0%
NCI Building Systems, Inc. FRS BTL 3.94% (1 ML +3.75%) due 04/12/2025	98,000		92,937
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25%-5.64% (3 ML +4.25%) due 06/21/2024	291,000		265,538
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025	237,095		225,536
			491,074
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 2.93% (1 ML +2.75%) due 01/31/2026	97,500		91,894
CSC Holdings LLC FRS BTL-B 2.43% (1 ML +2.25%) due 07/17/2025	146,409		138,430
LCPR Loan Financing LLC FRS BTL-B 5.18% (1 ML +5.00%) due 10/15/2026	100,000		99,250
			329,574
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.36% (1 WL +2.25%) due 09/15/2023	79,029		74,344
Caesars Resort Collection LLC FRS BTL-B 2.93% (1 ML +2.75%) due 12/23/2024	144,677		128,803
			203,147
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.87% (1 ML +3.69%) due 01/31/2026	97,500		93,173
T-Mobile USA, Inc. FRS BTL 3.18% (1 ML+3.00%) due 04/01/2027	100,000		99,850
			193,023
Chemicals-Specialty — 0.1%
Diamond BC BV FRS BTL 3.76% (3 ML+3.00%) due 09/06/2024	112,125		102,781
Starfruit US HoldCo. LLC FRS BTL-B 3.19% (1 ML +3.00%) due 10/01/2025	144,685		135,461
W.R. Grace & Co. FRS BTL-B1 2.06% (3 ML +1.75%) due 04/03/2025	36,197		34,931
W.R. Grace & Co. FRS BTL-B2 2.06% (3 ML +1.75%) due 04/03/2025	62,053		59,881
			333,054
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.25% (1 ML +3.25%) due 03/03/2025	83,730		59,919
AVSC Holding Corp. FRS BTL-B 4.25% (3 ML +3.25%) due 03/03/2025	87,516		62,629
Brightview Landscapes LLC FRS BTL-B 2.69%-2.75% (1 ML +2.50%) due 08/15/2025	245,368		238,007
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.88% (3 ME +2.88%) due 07/15/2025	EUR	70,979	77,461
			438,016
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 3.43% (1 ML +3.25%) due 10/01/2025	103,425		101,072
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML +2.75%) due 06/07/2023	321,799		304,503
WEX, Inc. FRS BTL-B3 2.43% (1 ML +2.25%) due 05/15/2026	288,103		274,178
			679,753

Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 2.93% (1 ML+2.75%) due 05/01/2024	213,400	202,463
Consulting Services — 0.0%
AlixPartners LLP FRS BTL 2.68% (1 ML+2.50%) due 04/04/2024	96,750	92,977
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Y 2.18% (1 ML +2.00%) due 07/01/2026	99,000	94,545
Flex Acquisition Co, Inc. FRS BTL 4.43% (3 ML +3.00%) due 12/29/2023	88,260	84,288
Reynolds Group Holdings, Inc. FRS BTL 2.93% (1 ML+2.75%) due 02/05/2023	239,916	228,400
		407,233
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.43% (1 ML +2.25%) due 04/07/2025	107,531	95,702
Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML +4.25%) due 10/01/2026	164,175	156,641
		252,343
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 4.18% (1 ML+4.00%) due 02/06/2026	199,500	194,180
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 7.18% (3 ML +6.00%) due 10/01/2024	89,500	80,326
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.43% (1 ML +4.25%) due 12/17/2026	119,400	113,629
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 2.43% (1 ML +2.25%) due 07/01/2024	89,525	86,033
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.18% (1 ML +2.00%) due 05/29/2025	56,889	54,850
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.18% (1 ML +4.00%) due 10/16/2026	134,663	129,893
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	221,651	193,391
Ultimate Software Group, Inc. FRS BTL-B coupon TBD due 05/04/2026	100,000	98,696
		421,980
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.18% (1 ML+3.00%) due 06/15/2025	98,000	89,833
Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	265,000	256,719
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 3.00% (1 ML+2.25%) due 08/03/2025	38,803	37,316
Hostess Brands LLC FRS BTL 3.01% (3 ML+2.25%) due 08/03/2025	104,553	100,545
		137,861
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.93% (1 ML +1.75%) due 01/15/2027	99,750	93,682
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.43% (1 ML+2.25%) due 01/29/2027	100,000	93,917
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 3.07% (3 ML +2.00%) due 09/13/2026	133,988	125,278
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 2.18% (1 ML +2.00%) due 10/07/2024	129,733	129,117

Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	202,650		182,892
Scientific Games International, Inc. FRS BTL-B5 2.93% (1 ML+2.75%) due 08/14/2024	21,983		19,323
Scientific Games International, Inc. FRS BTL-B5 3.06%-3.61% (3 ML+2.75%) due 08/14/2024	90,148		79,240
			410,572
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.93% (1 ML +3.75%) due 08/13/2026	148,500		143,488
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.02% (3 ML +3.00%) due 04/25/2025	171,500		163,182
USI, Inc. FRS BTL 3.31% (1 ML +3.00%) due 05/16/2024	106,975		101,306
			264,488
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.18% (1 ML +3.00%) due 11/03/2023	287,382		277,503
Sedgwick Claims Management Services, Inc. FRS BTL 3.43% (1 ML+3.25%) due 12/31/2025	98,500		92,795
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.18% (1 ML +4.00%) due 09/03/2026	163,350		156,544
			526,842
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	98,500		94,909
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.93% (1 ML+1.75%) due 03/01/2027	122,491		116,060
RBS Global, Inc. FRS BTL-B 1.93% (1 ML +1.75%) due 08/21/2024	73,077		71,798
Vertical US Newco, Inc. FRS BTL-B coupon TBD due 07/01/2027	265,000		259,700
			447,558
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML+3.25%) due 12/11/2024	80,829		75,171
Medical Information Systems — 0.0%
Zelis Payments Buyer, Inc. FRS BTL 4.93% (1 ML+4.75%) due 09/30/2026	199,000		194,523
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.93% (1 ML+3.75%) due 10/10/2025	113,275		74,762
Jaguar Holding Co. II FRS BTL 3.50% (1 ML +2.50%) due 08/18/2022	214,995		211,040
LGC Group Holdings, Ltd. FRS BTL-B 3.25% (1 ME +3.25%) due 01/22/2027	EUR	100,000	107,575
Syneos Health, Inc. FRS BTL-B 1.93% (1 ML +1.75%) due 08/01/2024	119,335		115,531
			508,908
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 3.19% (1 ML +3.00%) due 06/02/2025	76,624		74,169
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (1 ML +4.25%) due 04/29/2024	179,450		168,234
Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 11.38% (3 ML +10.38%) due 12/31/2021(9)(14)	130,000		6,036

Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	35,384		33,902
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024	76,623		73,415
			107,317
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.93% (1 ML +1.75%) due 04/16/2025	19,273		18,358
Victory Capital Holdings, Inc. FRS BTL 3.94% (3 ML +2.50%) due 07/01/2026	82,856		80,197
			98,555
Professional Sports — 0.0%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	153,800		145,918
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL 5.18% (1 ML +5.00%) due 12/31/2025	98,438		91,055
APX Group, Inc. FRS BTL 7.25% (3 ML +4.00%) due 12/31/2025	65		60
			91,115
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.69% (3 ML +5.00%) due 04/16/2026	127,091		108,398
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 6.07% (3 ML +5.00%) due 09/25/2024	121,563		116,700
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.18% (1 ML +2.00%) due 04/30/2028	100,000		94,107
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.43% (1 ML+2.25%) due 03/15/2027	99,500		93,499
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.67% (1 ML +2.50%) due 01/02/2026	84,964		82,061
Ion Media Networks, Inc. FRS BTL-B1 3.81% (3 ML +3.00%) due 12/18/2024	265,639		250,199
			332,260
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.32% (3 ML +2.25%) due 02/28/2025	85,269		63,678
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL coupon TBD due 02/04/2027	210,000		200,025
Total Loans (cost $11,791,874)			10,989,027
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Sovereign — 1.5%
Abu Dhabi Government Senior Notes 3.13% due 04/16/2030*	350,000		384,760
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	200,000		200,478
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*	235,000		229,069
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000		195,000
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	200,000		197,332
Dominican Republic Senior Notes 5.95% due 01/25/2027	200,000		201,200
Dominican Republic Senior Notes 6.40% due 06/05/2049*	1,110,000		1,012,875
Dominican Republic Senior Notes 6.85% due 01/27/2045	200,000		191,200
Emirate of Abu Dhabi Senior Notes 3.88% due 04/16/2050*	510,000		602,182
Government of Jamaica Senior Notes 6.75% due 04/28/2028	200,000		224,702
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	547,952
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	255,000	308,885

Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	937,109
Government of Romania Senior Notes 6.13% due 01/22/2044		268,000	351,080
Government of Ukraine Senior Notes 7.75% due 09/01/2023		100,000	104,683
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		200,000	208,134
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		200,000	222,728
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		240,000	272,808
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027		200,000	207,048
Kingdom of Jordan Senior Notes 5.85% due 07/07/2030*		200,000	200,000
Oriental Republic of Uruguay Notes 7.63% due 03/21/2036		200,000	303,002
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	158,096
Republic of Armenia Senior Notes 3.95% due 09/26/2029		200,000	192,930
Republic of Cameroon Senior Notes 9.50% due 11/19/2025		200,000	200,120
Republic of Colombia Senior Notes 3.13% due 04/15/2031		200,000	198,500
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	201,000
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		490,000	457,537
Republic of Ghana Senior Notes 7.63% due 05/16/2029		490,000	461,286
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		200,000	239,500
Republic of Indonesia Senior Notes 2.63% due 06/14/2023	EUR	110,000	128,127
Republic of Indonesia Senior Notes 3.38% due 04/15/2023		200,000	208,033
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		100,000	150,698
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		100,000	155,365
Republic of Italy Senior Notes 4.00% due 10/17/2049		244,000	246,676
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		200,000	204,000
Republic of Kenya Senior Notes 6.88% due 06/24/2024		200,000	202,878
Republic of Panama Senior Notes 3.16% due 01/23/2030		200,000	214,900
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		200,000	246,000
Republic of Senegal Notes 6.25% due 05/23/2033		480,000	488,438
Republic of the Philippines Senior Notes 4.20% due 01/21/2024		200,000	217,325
Republic of Turkey Senior Notes 6.63% due 02/17/2045		200,000	181,500
State of Qatar Senior Notes 3.40% due 04/16/2025*		295,000	320,815
State of Qatar Senior Notes 3.75% due 04/16/2030*		695,000	791,391
State of Qatar Senior Notes 4.40% due 04/16/2050*		200,000	247,540
United Mexican States Senior Notes 4.00% due 10/02/2023		200,000	213,260
United Mexican States Senior Notes 4.50% due 04/22/2029		207,000	224,905
United Mexican States Senior Notes 4.75% due 03/08/2044		88,000	93,280
Total Foreign Government Obligations (cost $13,822,470)			13,746,327
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC (9)		1,359	12,284
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†		165	2,053
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(9)(15)		11,973	9,698
TE Holdcorp LLC, Class A†(9)(15)		2,426	0
			9,698
Television — 0.0%
ION Media Networks, Inc.†(9)(15)		22	11,590
Total Common Stocks (cost $137,556)			35,625

PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $188,873)	7,556	189,580
PREFERRED SECURITIES/CAPITAL SECURITIES —0.5%
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	200,000	186,138
Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	66,000	79,427
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 6.25% due 12/18/2024*(16)	1,210,000	1,260,433
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(16)	149,000	152,055
UBS Group AG 7.00% due 02/19/2025(16)	450,000	494,527
		1,907,015
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	110,000	110,137
Electric-Integrated — 0.0%
CMS Energy Corp. 4.75% due 06/01/2050	85,000	86,682
Dominion Resources, Inc. 5.75% due 10/01/2054	95,000	96,664
		183,346
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	130,000	138,320
Prudential Financial, Inc. 5.70% due 09/15/2048	107,000	119,921
Voya Financial, Inc. 4.70% due 01/23/2048	99,000	93,060
		351,301
Metal-Diversified — 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(16)	200,000	200,970
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(16)	148,000	152,810
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(16)	108,000	38,880
Enterprise Products Operating LLC 5.25% due 08/16/2077	83,000	77,605
		116,485
Telephone-Integrated — 0.1%
SoftBank Group Corp. 6.00% due 07/19/2023(16)	1,070,000	974,770
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	196,000	196,099
Total Preferred Securities/Capital Securities (cost $4,401,890)		4,458,498
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(9)(15) (cost $296)	3,100	62
OPTIONS - PURCHASED†(10)— 0.0%
Over the Counter Purchased Put Options on Interest Rate Swap Contracts (cost $69,639)	2,780,000	1,046
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)	99,000	10
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(9)	58,000	6
Paragon Offshore Finance Co. FRS Escrow Loans†(9)(17)	587	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(9)	1,269	9
Total Escrows and Litigation Trusts (cost $1,684)		38
Total Long-Term Investment Securities (cost $993,256,250)		1,051,156,174
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(17) (cost $4,394,530)	4,394,530	4,394,530
REPURCHASE AGREEMENTS — 2.5%
Bank of America Securities LLC Joint Repurchase Agreement(20)	4,720,000	4,720,000
Barclays Capital, Inc. Joint Repurchase Agreement(20)	3,935,000	3,935,000
BNP Paribas SA Joint Repurchase Agreement(20)	3,445,000	3,445,000
Deutsche Bank AG Joint Repurchase Agreement(20)	5,165,000	5,165,000
RBS Securities, Inc. Joint Repurchase Agreement(20)	5,115,000	5,115,000
Total Repurchase Agreements (cost $22,380,000)		22,380,000

TOTAL INVESTMENTS (cost $1,020,303,780)	119.6%	1,077,930,704
Liabilities in excess of other assets	(19.6)	(176,962,677)
NET ASSETS	100.0%	$900,968,027

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $167,516,754 representing 18.6% of net assets.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2020.
(6)	Collateralized Loan Obligation
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(9)	Securities classified as Level 3 (see Note 1).
(10)	Options — Purchased

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount(000's)	Premiums Paid	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.70% versus 3 Month USD LIBOR-BBA maturing on 11/23/2030	Bank of America, N.A.	November 2020	1.70%	$2,780	$69,639	$1,046	$(68,593)

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Company has entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$9,698	$0.81	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	11,590	526.81	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	62	0.02	0.00
				$21,350		0.00%

(16)	Perpetual maturity – maturity date reflects the next call date.
(17)	The rate shown is the 7-day yield as of June 30, 2020.
(18)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(20)	See Note 2 for details of Joint Repurchase Agreements.

ARS	— Argentine Peso
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— European Currency
GBP	— Pound Sterling
REMIC	— Real Estate Mortgage Investment Conduit
SCRT	— Structured Credit Risk Transfer
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD	— Senior loans purchased on a when-issued or delayed-delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at June 30, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME – 1 Month Euribor

1 ML – 1 Month USD LIBOR

1 WL – 1 Week USD LIBOR

3 ME – 3 Month Euribor

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

12 MTA – 12 Month USD Treasury Average Index

1 Yr USTYCR─ 1 Year US Treasury Yield Curve Rate

COFI ─ 11th District Cost of Funds

Futures Contracts
Number
of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
49	Long	U.S. Treasury Long Bonds	September 2020	$8,686,406	$8,749,562	$63,156
25	Long	U.S. Treasury Ultra Bonds	September 2020	5,321,518	5,453,906	132,388
						$195,544

						Unrealized
						Depreciation
2	Short	Euro Buxl 30 Year Bonds	September 2020	$472,516	$494,250	$(21,734)
25	Short	Euro Bund Futures	September 2020	4,944,510	4,958,004	(13,494)
192	Short	U.S. Treasury 2 Year Notes	September 2020	42,389,053	42,399,000	(9,947)
56	Short	U.S. Treasury 5 Year Notes	September 2020	7,026,547	7,041,562	(15,015)
186	Short	U.S. Treasury 10 Year Notes	September 2020	25,785,962	25,885,968	(100,006)
181	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	28,425,484	28,504,672	(79,188)
						$(239,384)
		Net Unrealized Appreciation (Depreciation)				$(43,840)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	GBP	287,000	USD	363,624	09/16/2020	$7,845	$—

JPMorgan Chase Bank N.A	EUR	2,203,000	USD	2,486,783	09/16/2020	7,574	—

State Street Bank and Trust Co.	EUR	308,000	USD	348,215	07/31/2020	1,960	—

Net Unrealized Appreciation (Depreciation)						$17,379	$—

EUR — Euro Currency
GBP — Pound Sterling
USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	2,635	03/20/2030	USD-3 Month-LIBOR-BBA/Quarterly	0.84%/Quarterly	$—	$(53,934)
USD	1,650	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(169,972)
USD	850	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.72%/Semi-annually	—	(87,169)
USD	2,745	10/29/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.73%/Semi-annually	—	(284,294)
USD	1,375	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	(147,834)
USD	1,245	10/30/2029	USD-3 Month-LIBOR-BBA/Quarterly	1.77%/Semi-annually	—	(133,454)
USD	6,540	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(517,428)
USD	8,730	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(381,062)
USD	6,375	04/09/2024	USD-3 Month-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(504,976)
USD	4,835	12/20/2047	USD-3 Month-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(99,406)	(2,151,369)
					$(99,406)	$(4,431,492)

Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection(1)
					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index	(5.00)%	06/20/2025	5.00%	$2,902	$138,730	$(117,588)

Over the Counter Credit Default Swaps on Credit Indices —Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at June 30, 2020(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America AAA 12 Indices	(0.50)%	08/17/2061	0.54%	$2,535	$46,360	$(38,180)
Markit CMBX North America AAA 12 Indices	(0.50)	08/17/2061	0.54	540	1,295	448
					47,655	(37,732)

BBA - British Bankers' Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$118,951,877	$—	$118,951,877
U.S. Corporate Bonds & Notes	—	278,342,239	—	278,342,239
Foreign Corporate Bonds & Notes	—	45,128,945	—	45,128,945
U.S. Government Agencies	—	261,449,743	—	261,449,743
U.S. Government Treasuries	—	314,275,564	—	314,275,564
Municipal Bond & Notes	—	3,587,603	—	3,587,603
Loans:
Oil Companies-Exploration & Production	—	—	6,036	6,036
Other Industries	—	10,982,991	—	10,982,991
Foreign Government Obligations	—	13,746,327	—	13,746,327
Common Stocks:
Coal	—	—	12,284	12,284
Finance-Mortgage Loan/Banker	2,053	—	—	2,053
Oil Companies-Exploration & Production	—	—	9,698	9,698
Television	—	—	11,590	11,590
Preferred Securities	189,580	—	—	189,580
Preferred Securities/Capital Securities	—	4,458,498	—	4,458,498
Warrants	—	—	62	62
Options-Purchased	—	1,046	—	1,046
Escrows and Litigation Trusts	—	—	38	38
Short-Term Investment Securities	4,394,530	—	—	4,394,530
Repurchase Agreements	—	22,380,000	—	22,380,000
Total Investments at Value	$4,586,163	$1,073,304,833	$39,708	$1,077,930,704

Other Financial Instruments:†
Futures Contracts	$195,544	$—	$—	$195,544
Forward Foreign Currency Contracts	—	17,379	—	17,379
Over the Counter Credit Default Swaps on Credit Indices - Buy Protection	—	448	—	448
Total Other Financial Instruments	$195,544	$17,827	$—	$213,371

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$239,384	$—	$—	$239,384
Centrally Cleared Interest Rate Swap Contracts	—	4,431,492	—	4,431,492
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	117,588	—	117,588
Over the Counter Credit Default Swaps on Credit Indices - Buy Protection	—	37,732	—	38,180
Total Other Financial Instruments	$239,384	$4,586,812	$—	$4,826,644

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description		Shares/ Principal Amount(6)	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 33.4%
Sovereign — 33.4%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,596,444	$2,878,968

Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	17,549,371	20,075,909
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,942,236	13,635,965
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,540,642	11,307,234
Government of France Bonds 0.10% due 03/01/2025	EUR	5,010,053	5,868,376
Government of France Bonds 0.25% due 07/25/2024	EUR	15,021,888	17,724,517
Government of France Bonds 1.10% due 07/25/2022	EUR	16,548,588	19,313,379
Government of France Bonds 2.10% due 07/25/2023	EUR	6,813,651	8,337,191
Government of Japan Bonds 0.10% due 03/10/2025	JPY	472,803,300	4,351,673
Government of Japan Bonds 0.10% due 03/10/2027	JPY	2,093,311,968	19,286,194
Government of Japan Bonds 0.10% due 03/10/2028	JPY	363,574,800	3,353,070
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,563,065	1,815,154
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	18,199,161	22,089,155
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,856,825	10,701,355
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,414,600	12,900,290
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026	GBP	5,644,855	8,254,023
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	3,741,833	5,144,156
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,735,079	16,079,983
Total Foreign Government Obligations (cost $215,092,407)			203,116,592

U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 0.7%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA3, Class M2 2.02% (1 ML + 1.85%) due 09/25/2049*(2)		1,108,694	1,070,703
Series 2018-HQA1, Class M2 2.47% (1 ML+2.30%) due 09/25/2030(2)		2,404,503	2,369,491
Series 2019-HQA1, Class M2 2.52% (1 ML + 2.35%) due 02/25/2049*(2)		1,118,456	1,094,609
			4,534,803
Federal National Mtg. Assoc. — 2.8%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 2.32% (1 ML+2.15%) due 10/25/2030(2)		3,492,642	3,432,339
Series 2019-R03, Class 1M2 2.32% (1 ML+2.15%) due 09/25/2031*(2)		501,302	495,018
Series 2018-C02, Class 2M2 2.37% (1 ML+2.20%) due 08/25/2030(2)		2,881,568	2,816,654
Series 2018-C01, Class 1M2 2.42% (1 ML+2.25%) due 07/25/2030(2)		3,336,957	3,256,021
Series 2018-C05, Class 1M2 2.52% (1 ML+2.35%) due 01/25/2031(2)		3,381,633	3,306,303
Series 2018-R07, Class 1M2 2.57% (1 ML+2.40%) due 04/25/2031*(2)		492,793	487,237
Series 2018-C04, Class 2M2 2.72% (1 ML+2.55%) due 12/25/2030(2)		2,989,183	2,941,532
			16,735,104
Government National Mtg. Assoc. — 4.7%
2.50% due July 30 TBA		13,500,000	14,210,859
2.50% due August 30 TBA		13,500,000	14,181,856
			28,392,715
Uniform Mtg. Backed Securities — 4.6%
2.50% due July 30 TBA		13,500,000	14,073,750
2.50% due August 30 TBA		13,500,000	14,051,864
			28,125,614
Total U.S. Government Agencies (cost $78,353,108)			77,788,236
U.S. GOVERNMENT TREASURIES — 49.4%
United States Treasury Bonds TIPS(1) — 0.9%
0.25% due 02/15/2050		836,886	938,717
0.75% due 02/15/2045		1,698,887	2,076,050
1.00% due 02/15/2048		1,268,727	1,675,548
1.00% due 02/15/2049		596,185	794,504
			5,484,819

United States Treasury Notes TIPS(1) — 48.5%
0.13% due 04/15/2025	14,604,382	15,299,681
0.13% due 07/15/2026	30,063,066	31,920,140
0.38% due 07/15/2025	1,346,343	1,437,790
0.38% due 01/15/2027	15,361,786	16,552,230
0.50% due 01/15/2028	42,038,248	46,082,274
0.63% due 01/15/2026	84,553,250	91,543,874
0.75% due 07/15/2028	36,962,573	41,671,926
0.88% due 01/15/2029(12)	43,930,643	50,048,309
		294,556,224
Total U.S. Government Treasuries (cost $282,660,690)		300,041,043
ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	304,800	268,416
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 2.69% (3 ML+0.87%) due 04/20/2028*(4)	3,675,786	3,612,147
Atrium XIII FRS Series 13A, Class A1 2.99% (3 ML+1.18%) due 11/21/2030*(4)	3,700,000	3,607,152
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.06% due 08/25/2035(2)(3)	1,016,593	979,872
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 2.83% (3 ML+1.00%) due 01/15/2031*(4)	1,983,791	1,921,929
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(3)	1,197,034	1,225,365
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 2.80% (3 ML+0.97%) due 04/15/2031*(4)	2,045,000	1,991,157
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 2.93% (3 ML+1.10%) due 01/15/2031*(4)	2,500,000	2,450,077
Hertz Vehicle Financing II LP Series 2019-1A, Class A 3.71% due 03/25/2023*	886,636	877,690
LCM XX LP FRS Series -20A, Class AR 2.86% (3 ML+1.04%) due 10/20/2027*(4)	1,625,000	1,600,086
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 2.63% (3 ML+0.80%) due 01/15/2028*(4)	2,000,000	1,960,024
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 2.63% (3 ML+0.80%) due 07/15/2027*(4)	2,454,305	2,411,726
Pretium Mortgage Credit Partners I Series 2020-NPL2, Class A1 3.72% due 02/27/2060*(5)	249,403	249,644
Venture CLO, Ltd. FRS Series 2017-29A, Class A 1.67% (3 ML+1.28%) due 09/07/2030*(4)	1,110,000	1,086,600
Vericrest Opportunity Loan Transferee Series 2019-NP10, Class A1A 3.43% due 12/27/2049*(5)	1,927,230	1,922,064
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	698,038	691,321
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	495,411	492,332
Total Asset Backed Securities (cost $27,831,731)		27,347,602
LOANS(7)(8)(9) — 4.9%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 4.26% (3 ML +3.50%) due 08/21/2026	282,863	255,991
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.43% (1 ML +2.25%) due 12/09/2025	294,750	265,152
Airlines — 0.0%
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	154,225	123,252
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 1.93% (1 ML +1.75%) due 04/16/2025	633,593	602,864
Auto Repair Centers — 0.0%
Belron Finance US LLC BTL-B 2.93% (3 ML +2.50%) due 11/13/2025	187,150	181,068
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.68% (1 ML +3.50%) due 04/30/2026	198,500	188,740

Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME +3.75%) due 04/30/2026	EUR	250,000	269,874
			458,614
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 4.43% (1 ML +4.25%) due 05/06/2024		153,450	147,082
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 3.43% (1 ML +3.25%) due 10/20/2025		108,350	87,899
Nexstar Broadcasting, Inc. FRS BTL-B3 2.43% (1 ML +2.25%) due 01/17/2024		65,502	62,063
Nexstar Broadcasting, Inc. FRS BTL-B4 2.92% (1 ML +2.75%) due 09/18/2026		187,322	177,605
			327,567
Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.93% (1 ML +1.75%) due 03/01/2027		179,550	169,731
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.68% (1 ML +2.50%) due 02/01/2027		149,250	143,715
Building Products-Doors & Windows — 0.1%
NCI Building Systems, Inc. FRS BTL 3.94% (1 ML +3.75%) due 04/12/2025		894,035	847,843
Building-Heavy Construction — 0.1%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		300,000	285,375
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL 2.43% (1 ML +2.25%) due 01/15/2026		617,188	583,551
LCPR Loan Financing LLC FRS BTL-B 5.18% (1 ML +5.00%) due 10/15/2026		100,000	99,250
			682,801
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.36% (1 WL +2.25%) due 09/15/2023		250,084	235,258
Caesars Resort Collection LLC FRS BTL-B 2.93% (1 ML +2.75%) due 12/23/2024		343,829	306,103
			541,361
Cellular Telecom — 0.1%
Numericable Group SA FRS BTL-B 3.87% (1 ML +3.69%) due 01/31/2026		196,970	188,229
T-Mobile USA, Inc. FRS BTL 3.18% (1 ML +3.00%) due 04/01/2027		105,000	104,843
			293,072
Chemicals-Specialty — 0.2%
ASP Unifrax Holdings, Inc. FRS BTL-B1 4.82% (3 ML +3.75%) due 12/12/2025		566,375	459,613
Diamond BC BV FRS BTL 3.76% (3 ML +3.00%) due 09/06/2024		196,474	180,101
Element Solutions, Inc. FRS BTL-B 2.18% (1 ML +2.00%) due 01/31/2026		167,460	158,668
Starfruit US HoldCo. LLC FRS BTL-B 3.19% (1 ML +3.00%) due 10/01/2025		125,080	117,106
Starfruit Finco BV FRS BTL-B 3.25% (3 ME +3.25%) due 10/01/2025	EUR	100,000	108,257
			1,023,745
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B 4.25% (3 ML +3.25%) due 03/03/2025		101,176	72,404
AVSC Holding Corp. FRS BTL-B 4.25% (1 ML +3.25%) due 03/03/2025		96,799	69,272
Brightview Landscapes LLC FRS BTL-B 2.69%-2.72% (1 ML +2.50%) due 08/15/2025		172,362	167,191
Grizzly Finco FRS BTL 4.68% (3 ML +3.25%) due 10/01/2025		230,888	218,958
			527,825

Commercial Services-Finance — 0.1%
EVO Payments International LLC FRS BTL 3.44% (1 ML +3.25%) due 12/22/2023	196,977	190,822
Financial & Risk US Holdings, Inc. FRS BTL 3.43% (1 ML +3.25%) due 10/01/2025	310,275	303,216
WEX, Inc. FRS BTL-B3 2.43% (1 ML +2.25%) due 05/15/2026	343,857	327,237
		821,275
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 2.05% (1 ML +1.88%) due 10/31/2025	374,300	362,603
Tempo Acquisition LLC FRS BTL-B 2.93% (1 ML +2.75%) due 05/01/2024	147,342	139,791
		502,394
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 2.68% (1 ML +2.50%) due 04/04/2024	393,393	378,051
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.93% (1 ML +1.75%) due 02/04/2027	99,750	95,718
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 3.18% (1 ML +3.00%) due 11/07/2025	194,351	183,338
Berlin Packaging LLC FRS 1st Lien 3.31% (3 ML +3.00%) due 11/07/2025	2,140	2,019
		185,357
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-W 2.18% (1 ML +2.00%) due 10/01/2022	175,000	170,023
Berry Global, Inc. FRS BTL-Y 2.18% (1 ML +2.00%) due 07/01/2026	198,000	189,090
Flex Acquisition Co, Inc. FRS BTL 4.43% (3 ML +3.00%) due 12/29/2023	204,495	195,293
Reynolds Group Holdings, Inc. FRS BTL 2.93% (1 ML +2.75%) due 02/05/2023	196,434	187,005
		741,411
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL 5.32% (6 ML +4.25%) due 10/01/2026	358,200	341,761
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 4.18% (1 ML +4.00%) due 02/06/2026	264,338	257,289
Evertec Group LLC FRS BTL-B 3.68% (1 ML +3.50%) due 11/27/2024	331,510	321,564
		578,853
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 3.25% (1 ML +2.25%) due 11/21/2024	73,288	71,273
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 4.43% (1 ML +4.25%) due 12/17/2026	144,275	137,302
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.18% (1 ML +2.00%) due 01/15/2027	267,975	254,844
HD Supply, Inc. FRS BTL-B5 1.93% (1 ML +1.75%) due 10/17/2023	194,008	186,975
Univar Solutions USA, Inc. FRS BTL-B5 2.18% (1 ML +2.00%) due 07/01/2026	99,500	94,650
		536,469
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 2.18% (1 ML +2.00%) due 05/29/2025	235,901	227,448

Electronics-Military — 0.0%
AI Convoy Luxembourg SARL FRS BTL-B 4.65% (6 ML +3.50%) due 01/18/2027		99,750	94,825

Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.18% (1 ML +4.00%) due 10/16/2026		204,488	197,245
MA Finance Co. LLC FRS BTL-B 2.68% (1 ML +2.50%) due 06/21/2024		24,851	23,080
Seattle SpinCo, Inc. FRS BTL-B3 2.68% (1 ML +2.50%) due 06/21/2024		167,821	155,864
Ultimate Software Group, Inc. FRS 1st Lien 3.93% (1 ML +3.75%) due 05/04/2026		99,250	95,865
Ultimate Software Group, Inc. FRS BTL-B coupon TBD due 05/04/2026		100,000	98,697
			570,751
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.18% (1 ML +3.00%) due 06/15/2025		295,477	270,854
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027		310,000	300,312
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025		79,781	76,722
Hostess Brands LLC FRS BTL 3.01% (3 ML +2.25%) due 08/03/2025		214,969	206,729
			283,451
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 3.68% (1 ML +3.50%) due 10/01/2025		147,750	143,410
Aramark Services, Inc. FRS BTL-B1 1.93% (1 ML +1.75%) due 03/11/2025		375,000	353,062
			496,472
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.43% (1 ML +2.25%) due 01/29/2027		110,000	103,308
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 1.93% (1 ML +1.75%) due 06/27/2023		343,734	317,954
US Foods, Inc. FRS BTL-B 3.07% (3 ML +2.00%) due 09/13/2026		168,725	157,758
			475,712
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 2.18% (1 ML +2.00%) due 10/07/2024		408,480	406,540
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024		97,229	87,749
			494,289
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.93% (1 ML +3.75%) due 08/13/2026		301,950	291,759
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B 1.93% (1 ML +1.75%) due 06/22/2026		136,839	127,204
Industrial Gases — 0.1%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	100,000	108,066
Messer Industries USA, Inc. FRS BTL 2.81% (3 ML +2.50%) due 03/02/2026		217,250	206,605
			314,671
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.02% (3 ML +3.00%) due 04/25/2025		270,175	257,072
USI, Inc. FRS BTL 3.31% (1 ML +3.00%) due 05/16/2024		270,823	256,469
			513,541

Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B4 3.18% (1 ML +3.00%) due 08/04/2022		163,107	158,520
Asurion LLC FRS 2nd Lien 6.68% (1 ML +6.50%) due 08/04/2025		300,000	297,500
Sedgwick Claims Management Services, Inc. FRS BTL 3.43% (1 ML +3.25%) due 12/31/2025		526,975	496,454
Sedgwick Claims Management Services, Inc. FRS BTL-B 4.18% (1 ML +4.00%) due 09/03/2026		198,000	189,750
			1,142,224
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL 3.43% (1 ML +3.25%) due 02/15/2027		128,025	119,063
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 3.68% (1 ML +3.50%) due 08/05/2024		140,099	133,794
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML +3.00%) due 08/01/2025		98,995	95,386
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp. FRS BTL-B 2.18% (1 ML +2.00%) due 10/01/2025		212,090	201,485
Vertical US Newco, Inc. FRS BTL-B coupon TBD due 07/01/2027		220,000	215,600
			417,085
Machinery-Pumps — 0.0%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML +3.25%) due 12/11/2024		244,936	227,791
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 4.93% (1 ML +4.75%) due 09/30/2026		398,000	389,045

Medical Labs & Testing Services — 0.2%
Envision Healthcare Corp. FRS 1st Lien 3.93% (1 ML +3.75%) due 10/10/2025		679,650	448,569
LGC Group Holdings, Ltd. FRS BTL-B 3.25% (1 ME +3.25%) due 04/21/2027	EUR	100,000	107,575
Quintiles IMS, Inc. FRS BTL-B 2.50% (1 ML +1.75%) due 03/07/2024		200,000	193,833
Syneos Health, Inc. FRS BTL-B 1.93% (1 ML +1.75%) due 08/01/2024		195,470	189,240
			939,217
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 3.19% (1 ML +3.00%) due 01/04/2026		123,438	118,809
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 2.94% (1 ML +2.75%) due 11/27/2025		688,000	663,203
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (1 ML +4.25%) due 04/29/2024		171,899	161,155
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML +3.25%) due 09/03/2024		338,902	296,962
Universal Health Services, Inc. FRS BTL-B 1.93% (1 ML +1.75%) due 10/31/2025		546,675	538,475
			835,437
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024		24,508	23,482
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML +2.50%) due 03/01/2024		53,073	50,850
			74,332
Pipelines — 0.1%
BCP Raptor II LLC FRS BTL 4.93% (1 ML +4.75%) due 11/03/2025		331,650	212,256

BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024		171,913	143,547
Lower Cadence Holdings LLC FRS BTL-B 4.18% (1 ML +4.00%) due 05/22/2026		99,000	87,615
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML +3.25%) due 10/30/2024		147,355	130,962
Traverse Midstream Partners LLC FRS BTL 5.00% (1 ML +4.00%) due 09/27/2024		98,250	81,384
			655,764
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL 3.94% (3 ML +2.50%) due 07/01/2026		86,998	84,207
Professional Sports — 0.1%
Delta 2 Lux SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		750,000	711,562
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B 3.50% (6 ME +3.50%) due 10/21/2022	EUR	340,000	372,971
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (3 ML +2.25%) due 10/15/2025		221,625	205,557
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 1.94% (1 ML +1.75%) due 12/20/2024		150,000	139,500
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 1.93% (1 ML +1.75%) due 10/31/2025		1,365,675	1,317,023
Research & Development — 0.0%
PAREXEL International Corp. FRS BTL 2.93% (1 ML +2.75%) due 09/27/2024		207,950	196,816
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 3.25% (1 ML +2.50%) due 08/18/2023		124,045	119,145
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 2.43% (1 ML +2.25%) due 01/02/2025		270,163	256,752
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.69% (3 ML +5.00%) due 04/16/2026		198,000	168,878
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		289,812	267,351
Restaurants Brands International FRS BTL-B 1.93% (1 ML +1.75%) due 11/19/2026		271,617	256,950
			524,301
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 6.07% (3 ML +5.00%) due 09/25/2024		726,919	697,842
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.19% (1 ML +2.00%) due 11/17/2025		401,180	388,643
Entegris, Inc. FRS BTL-B 2.18% (1 ML +2.00%) due 11/06/2025		321,563	315,131
			703,774
Telecom Services — 0.0%
MTN Infrastructure Top Co, Inc. FRS BTL 4.00% (1 ML +3.00%) due 11/15/2024		172,355	164,815
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.43% (1 ML +2.25%) due 03/15/2027		169,150	158,948
Television — 0.2%
Gray Television, Inc. FRS BTL-C 2.67% (1 ML +2.50%) due 01/02/2026		556,516	537,502

Ion Media Networks, Inc. FRS BTL-B1 3.81% (3 ML +3.00%) due 12/18/2024	404,775	381,248
Mission Broadcasting, Inc. FRS BTL-B3 2.42% (1 ML +2.25%) due 01/17/2024	16,851	15,966
		934,716
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.32% (3 ML +2.25%) due 02/28/2025	610,591	455,981
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL-B 3.19% (1 ML +3.00%) due 08/01/2025	174,558	167,576
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL coupon TBD due 02/04/2027	245,000	233,362
Web Hosting/Design — 0.1%
Go Daddy Operating Co. LLC FRS BTL-B 1.93% (1 ML +1.75%) due 02/15/2024	111,088	106,645
Web.com Group, Inc. FRS BTL 3.94% (1 ML +3.75%) due 10/10/2025	358,927	338,827
		445,472
Total Loans (cost $31,858,510)		29,863,022
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	182
Television — 0.0%
ION Media Networks, Inc.†(10)(11)	233	122,748
Total Common Stocks (cost $2)		122,930
TOTAL INVESTMENTS (cost $635,796,448)	105.0%	638,279,425
Liabilities in excess of other assets	(5.0)	(30,208,210)
NET ASSETS	100.0%	$608,071,215

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2020, the aggregate value of these securities was $62,305,807 representing 10.2% of net assets.
†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Loan Obligation
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2020.
(6)	Denominated in United States dollars unless otherwise indicated.
(7)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	Securities classified as Level 3 (see Note 1).
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$122,748	$526.81	0.02%

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

AUD	— Australian Dollar
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen

NZD	— New Zealand Dollar
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD	— Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at June 30, 2020 and unless otherwise, the dates shown are the original maturity dates.
Index Legend
1 ME — 1 Month Euribor 1 ML — 1 Month Libor 1 WL — 1 Week Libor 3 ME — 3 Month Euribor 3 ML — 3 Month Libor 6 ME — 6 Month Euribor 6 ML — 6 Month Libor

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
184	Long	U.S. Treasury 10 Year Notes	September 2020	25,530,213	25,607,625	77,412
106	Short	U.S. Treasury Ultra Bonds	September 2020	23,173,400	23,124,563	48,837
						$126,249

						Unrealized (Depreciation)
33	Short	Euro- Bund Futures	September 2020	$6,526,725	$6,544,565	$(17,840)
234	Short	U.S. Treasury 5 Year Notes	September 2020	29,271,141	29,423,672	(152,531)
20	Short	U.S. Treasury 10 Year Ultra Bonds	September 2020	3,140,901	3,149,688	(8,787)
						$(179,158)
		Net Unrealized Appreciation (Depreciation)				$(52,909)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	CAD	33,323,000	USD	24,509,865	07/31/2020	$-	$(37,576)

BNP Paribas SA	AUD	4,446,170	USD	3,057,507	07/31/2020	-	(11,306)

Citibank N.A.	GBP	34,219,000	USD	42,765,537	07/31/2020	356,722	-
	NZD	2,602,000	USD	1,669,032	07/31/2020	-	(10,162)
						356,722	(10,162)
Goldman Sachs International	CAD	645,000	USD	473,594	07/31/2020	-	(1,546)
	JPY	1,474,691,000	USD	13,850,870	07/31/2020	188,266	-
						188,266	(1,546)
Morgan Stanley and Co., Inc.	JPY	1,474,692,000	USD	13,767,307	07/31/2020	104,695	-

State Street Bank and Trust Co.	EUR	94,063,519	USD	106,337,652	07/31/2020	590,961	-

Net Unrealized Appreciation (Depreciation)						$1,240,644	$(60,590)

AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro Currency
GBP-Pound Sterling
JPY-Japanese Yen
NZD-New Zealand Dollar
USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$-	$203,116,592	$-	$203,116,592
U.S. Government Agencies	-	77,788,236	-	77,788,236
U.S. Government Treasuries	-	300,041,043	-	300,041,043
Asset Backed Securities	-	27,347,602	-	27,347,602
Loans	-	29,863,022	-	29,863,022
Common Stocks:
Printing-Commercial	182	-	-	182
Television	-	-	122,748	122,748
Total Investments at Value	$182	$638,156,495	$122,748	$638,279,425

Other Financial Instruments:†
Futures Contracts	$126,249	$-	-	$126,249
Forward Foreign Currency Contracts	-	1,240,644	$-	1,240,644
	126,249	1,240,644	-	1,366,893
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$179,158	$-	$-	$179,158
Forward Foreign Currency Contracts	-	60,590	-	60,590
Total Other Financial Instruments	$179,158	$60,590	$-	$239,748

* For a detailed presentation of investments, please refer to the Portfolio of Investments.
† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Aerospace/Defense — 1.6%
Raytheon Technologies Corp.	67,500	$4,159,350

Banks-Super Regional — 1.5%
Wells Fargo & Co.	146,000	3,737,600

Chemicals-Diversified — 4.7%
FMC Corp.	120,000	11,954,400

Computer Software — 2.2%
Teradata Corp.†	265,000	5,512,000

Diversified Banking Institutions — 11.2%
Bank of America Corp.	262,500	6,234,375
Citigroup, Inc.	171,500	8,763,650
JPMorgan Chase & Co.	66,500	6,254,990
Morgan Stanley	153,000	7,389,900
		28,642,915
Electric-Integrated — 6.3%
AES Corp.	600,000	8,694,000
NextEra Energy, Inc.	30,500	7,325,185
		16,019,185
Food-Meat Products — 2.8%
Tyson Foods, Inc., Class A	120,000	7,165,200

Gold Mining — 5.3%
Barrick Gold Corp.	505,000	13,604,700

Instruments-Controls — 2.6%
Honeywell International, Inc.	45,500	6,578,845

Insurance-Multi-line — 2.9%
MetLife, Inc.	200,000	7,304,000

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	19,525	2,469,913

Medical Products — 3.7%
Baxter International, Inc.	110,000	9,471,000

Medical-Drugs — 4.5%
Bristol-Myers Squibb Co.	195,000	11,466,000

Medical-HMO — 4.6%
Humana, Inc.	30,000	11,632,500

Metal-Copper — 3.3%
Freeport-McMoRan, Inc.	725,000	8,388,250

Oil Companies-Integrated — 1.6%
Chevron Corp.	44,500	3,970,735

Oil Refining & Marketing — 1.9%
Marathon Petroleum Corp.	132,500	4,952,850

Oil-Field Services — 1.1%
TechnipFMC PLC	420,000	2,872,800

Pharmacy Services — 3.5%
Cigna Corp.	48,000	9,007,200

Pipelines — 2.7%
Williams Cos., Inc.	362,500	6,894,750

Retail-Building Products — 4.9%
Lowe's Cos., Inc.	93,500	12,633,720

Retail-Catalog Shopping — 2.1%
Qurate Retail, Inc.†	558,245	5,303,327

Semiconductor Components-Integrated Circuits — 3.7%
QUALCOMM, Inc.	102,500	9,349,025

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	110,000	6,649,500

Telecom Equipment-Fiber Optics — 4.1%
Corning, Inc.	400,000	10,360,000

Telephone-Integrated — 4.4%
Verizon Communications, Inc.	206,200	11,367,806

Tobacco — 2.9%
Philip Morris International, Inc.	107,500	7,531,450

Transport-Rail — 4.2%
CSX Corp.	83,500	5,823,290
Union Pacific Corp.	29,500	4,987,565
		10,810,855
Total Long-Term Investment Securities (cost $215,769,309)		249,809,876

REPURCHASE AGREEMENTS — 2.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 06/30/2020, to be repurchased 07/01/2020 in the amount of $5,644,000 and collateralized by $5,502,200 of United States Treasury Notes, bearing interest at 1.25% due 08/31/2024 and having an approximate value of $5,756,908 (cost $5,644,000)	$5,644,000	5,644,000
TOTAL INVESTMENTS (cost $221,413,309)	100.1%	255,453,876
Liabilities in excess of other assets	(0.1)	(224,085)
NET ASSETS	100.0%	$255,229,791

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$249,809,876	$-	$-	$249,809,876
Repurchase Agreements	-	5,644,000	-	5,644,000
Total Investments at Value	$249,809,876	$5,644,000	$-	$255,453,876

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 56.2%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	988,910	$16,208,237
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,054,108	14,093,428
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	96,200	1,997,111
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	133,426	1,811,931
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	240,268	2,647,753
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	134,987	3,430,011
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	176,768	9,937,901
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	106,194	1,215,922
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	145,230	1,771,811
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	85,661	1,329,452
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	141,054	2,117,223
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	152,032	1,385,009
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	277,903	5,046,711
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	322,593	9,997,168
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	145,254	3,201,403
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	215,074	4,331,587
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	561,868	14,192,798
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	306,767	4,693,540
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	450,081	7,799,902
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	374,217	5,463,567
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	193,743	2,005,239
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	374,474	7,935,100
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	215,663	2,232,109
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	50,672	1,325,575
Total Domestic Equity Investment Companies (cost $125,417,725)		126,170,488
Domestic Fixed Income Investment Companies — 20.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	302,996	4,953,986
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	590,118	7,435,481
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	90,271	912,639
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,900	84,374
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	663,007	9,242,324
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	496,230	5,716,567
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	379,782	4,147,221
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	624,230	6,055,026
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,582,174	8,401,342
Total Domestic Fixed Income Investment Companies (cost $44,839,940)		46,948,960
International Equity Investment Companies — 23.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,915,351	15,265,346
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	217,125	2,935,534
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	535,928	8,783,864
SunAmerica Series Trust SA International Index Portfolio, Class 1	590,314	6,133,365
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	383,603	2,915,386
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,038,963	9,963,653
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	675,103	5,704,619
Total International Equity Investment Companies (cost $54,025,663)		51,701,767
TOTAL INVESTMENTS (cost $224,283,328)	100.1%	224,821,215
Liabilities in excess of other assets	(0.1)	(138,607)
NET ASSETS	100.0%	$224,682,608

#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$224,821,215	$-	$-	$224,821,215

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 46.7%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,666,667	$27,316,672
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,795,970	24,012,123
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	174,992	3,632,828
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	218,933	2,973,105
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	374,505	4,127,046
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	235,235	5,977,333
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	293,908	16,523,519
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	191,834	2,196,502
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	248,840	3,035,852
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	146,363	2,271,548
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	253,239	3,801,115
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	253,939	2,313,388
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	459,570	8,345,792
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	544,748	16,881,733
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	240,894	5,309,305
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	365,203	7,355,188
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	897,059	22,659,705
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	515,583	7,888,418
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	768,221	13,313,262
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	628,821	9,180,786
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	322,944	3,342,472
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	640,659	13,575,575
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	360,536	3,731,551
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	89,037	2,329,220
Total Domestic Equity Investment Companies (cost $206,768,384)		212,094,038
Domestic Fixed Income Investment Companies — 35.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,533,692	25,075,859
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,157,535	39,784,938
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	386,978	3,912,348
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	15,762	168,337
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,239,886	17,284,007
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,666,790	19,201,424
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,295,701	14,149,051
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,022,641	29,319,619
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	2,528,183	13,424,653
Total Domestic Fixed Income Investment Companies (cost $151,738,257)		162,320,236
International Equity Investment Companies — 17.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,909,631	23,189,757
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	333,963	4,515,179
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	843,520	13,825,299
SunAmerica Series Trust SA International Index Portfolio, Class 1	911,467	9,470,140
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	583,541	4,434,911
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,573,815	15,092,890
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,106,944	9,353,679
Total International Equity Investment Companies (cost $82,820,183)		79,881,855
TOTAL INVESTMENTS (cost $441,326,824)	100.1%	454,296,129
Liabilities in excess of other assets	(0.1)	(232,552)
NET ASSETS	100.0%	$454,063,577

#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$454,296,129	$-	$-	$454,296,129

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#1 — 100.1%
Domestic Equity Investment Companies — 40.6%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	916,989	$15,029,456
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,041,974	13,931,196
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	74,203	1,540,449
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	95,099	1,291,443
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	205,604	2,265,752
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	132,300	3,361,754
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	163,382	9,185,323
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	98,319	1,125,758
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	134,667	1,642,939
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	64,799	1,005,679
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	146,696	2,201,911
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	113,307	1,032,223
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	250,318	4,545,781
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	317,684	9,845,027
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	132,941	2,930,010
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	202,811	4,084,605
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	472,332	11,931,098
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	294,544	4,506,528
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	428,226	7,421,162
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	338,717	4,945,263
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	208,165	2,154,512
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	350,547	7,428,092
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	221,395	2,291,442
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	45,095	1,179,695
Total Domestic Equity Investment Companies (cost $113,815,158)		116,877,098
Domestic Fixed Income Investment Companies — 45.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,369,255	22,387,314
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,831,484	35,676,704
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	388,352	3,926,243
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	10,572	112,909
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	700,539	9,765,519
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,356,458	15,626,396
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,043,257	11,392,366
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,655,588	25,759,201
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,307,792	6,944,373
Total Domestic Fixed Income Investment Companies (cost $123,134,519)		131,591,025
International Equity Investment Companies — 13.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,339,614	10,676,720
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	182,711	2,470,257
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	470,091	7,704,792
SunAmerica Series Trust SA International Index Portfolio, Class 1	331,950	3,448,958
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	329,373	2,503,236
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	725,219	6,954,850
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	670,911	5,669,195
Total International Equity Investment Companies (cost $41,385,866)		39,428,008

TOTAL INVESTMENTS (cost $278,335,543)	100.1%	287,896,131
Liabilities in excess of other assets	(0.1)	(162,543)
NET ASSETS	100.0%	$287,733,588

#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$287,896,131	$-	$-	$287,896,131

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2020 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 29.4%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	530,317	$8,691,895
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	555,938	7,432,897
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	46,047	955,946
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	51,025	692,922
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	107,806	1,188,022
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	72,328	1,837,846
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	94,701	5,324,108
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	70,361	805,631
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	80,857	986,454
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	41,481	643,790
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	102,616	1,540,266
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	65,216	594,116
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	146,376	2,658,192
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	186,910	5,792,347
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	74,284	1,637,212
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	114,788	2,311,820
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	243,130	6,141,471
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	165,597	2,533,639
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	258,529	4,480,302
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	197,318	2,880,842
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	121,353	1,256,008
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	202,001	4,280,391
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	136,625	1,414,068
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	32,234	843,231
Total Domestic Equity Investment Companies (cost $65,212,529)		66,923,416
Domestic Fixed Income Investment Companies — 60.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,515,198	24,773,494
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,181,449	40,086,255
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	498,370	5,038,517
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	9,184	98,090
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	412,271	5,747,053
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,422,419	16,386,268
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,119,263	12,222,355
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,044,251	29,529,230
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	773,737	4,108,545
Total Domestic Fixed Income Investment Companies (cost $129,452,991)		137,989,807
International Equity Investment Companies — 10.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	639,576	5,097,422
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	106,022	1,433,414
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	335,476	5,498,454
SunAmerica Series Trust SA International Index Portfolio, Class 1	113,731	1,181,662
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	183,513	1,394,695
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	467,449	4,482,836
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	432,167	3,651,812
Total International Equity Investment Companies (cost $23,714,612)		22,740,295
TOTAL INVESTMENTS (cost $218,380,132)	100.1%	227,653,518
Liabilities in excess of other assets	(0.1)	(135,891)
NET ASSETS	100.0%	$227,517,627

#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$227,653,518	$-	$-	$227,653,518

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2020 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Diversified Fixed Income used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of June 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.70%	$335,000
SA Multi-Managed Moderate Growth	1.67	800,000
SA Multi-Managed Income/Equity	1.82	875,000
SA Multi-Managed Income	1.45	695,000
SA Multi-Managed Large Cap Value	1.15	550,000
SA Multi-Managed Mid Cap Growth	0.96	460,000
SA Multi-Managed Diversified Fixed Income	9.83	4,720,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $48,000,000, a repurchase price of $48,000,080, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bills	zero coupon	07/14/2020	$48,960,000	$48,958,286

As of June 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.70%	$280,000
SA Multi-Managed Moderate Growth	1.68	670,000
SA Multi-Managed Income/Equity	1.83	730,000
SA Multi-Managed Income	1.45	580,000
SA Multi-Managed Large Cap Value	1.14	455,000
SA Multi-Managed Mid Cap Growth	0.95	380,000
SA Multi-Managed Diversified Fixed Income	9.84	3,935,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 30, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $40,000,000, a repurchase price of $40,000,078, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	4.50%	08/15/2039	$25,264,000	$40,794,040

As of June 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.70%	$245,000
SA Multi-Managed Moderate Growth	1.67	585,000
SA Multi-Managed Income/Equity	1.81	635,000
SA Multi-Managed Income	1.44	505,000
SA Multi-Managed Large Cap Value	1.14	400,000
SA Multi-Managed Mid Cap Growth	0.96	335,000
SA Multi-Managed Diversified Fixed Income	9.84	3,445,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 30, 2020, bearing interest at a rate of 0.07% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,068, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	09/30/2024	$33,769,500	$35,696,109

As of June 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.72%	$375,000
SA Multi-Managed Moderate Growth	1.69	885,000
SA Multi-Managed Income/Equity	1.84	965,000
SA Multi-Managed Income	1.48	775,000
SA Multi-Managed Large Cap Value	1.16	610,000
SA Multi-Managed Mid Cap Growth	0.97	510,000
SA Multi-Managed Diversified Fixed Income	9.86	5,165,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $52,370,000, a repurchase price of $52,370,087, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	02/15/2029	$45,239,000	$53,525,023

As of June 30, 2020, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.70%	$365,000
SA Multi-Managed Moderate Growth	1.67%	870,000
SA Multi-Managed Income/Equity	1.82%	945,000
SA Multi-Managed Income	1.45%	755,000
SA Multi-Managed Large Cap Value	1.14%	595,000
SA Multi-Managed Mid Cap Growth	0.95%	495,000
SA Multi-Managed Diversified Fixed Income	9.84%	5,115,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 30, 2020, bearing interest at a rate of 0.06% per annum, with a principal amount of $52,000,000, a repurchase price of $52,000,086, and a maturity date of July 1, 2020. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.50%	03/15/2023	$52,540,000	$53,091,188

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended June 30, 2020, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2020	Purchases	Sales	Gain/Loss	Gain (Loss)	2020
American International Group, Inc.	$5,837	$-	$442,369	$-	$1,622	$(1,109)	$127,557	$567,195

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2020	Purchases†	Sales	Gain/Loss	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$-	$-	$6,493,651	$375,718	$2,034,343	$132,932	$(13,972)	$4,953,986
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1			11,435,291	203,056	4,659,484	237,224	219,394	7,435,481
SA Multi-Managed International Equity Portfolio, Class 1	-	-	12,376,362	1,165,158	342,618	(11,644)	2,078,088	15,265,346
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	13,550,624	337,282	2,165,716	137,057	4,348,990	16,208,237
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	12,463,727	314,531	341,381	(118,163)	1,774,714	14,093,428
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	2,383,790	37,481	1,040,889	(13,333)	630,062	1,997,111
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	2,433,382	37,481	1,040,889	(473,534)	855,491	1,811,931
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	2,165,501	48,182	52,245	(1,426)	487,741	2,647,753
SA Wellington Real Return Portfolio, Class 1	-	-	3,526,465	50,515	2,769,796	92,808	12,647	912,639
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	2,812,327	72,275	228,368	(325)	774,102	3,430,011
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	-	8,226,318	208,528	626,442	123,533	2,005,964	9,937,901
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	-	1,125,518	78,041	9,868	158,577	1,215,922
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	578,711	11,165	506,588	1,409	(323)	84,374
SA Emerging Market Equity Index, Class 1	-	-	2,485,543	62,638	67,919	(10,667)	465,939	2,935,534
SA Federated Corporate Bond Portfolio, Class 1	-	-	2,358,846	6,543,326	166,302	10,788	495,666	9,242,324
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	1,577,042	38,547	41,796	(7,596)	205,614	1,771,811
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	5,516,311	2,311,394	186,594	10,473	1,132,280	8,783,864
SA Fixed Income Index Portfolio, Class 1	-	-	5,503,736	176,702	136,937	17,702	155,364	5,716,567
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	4,038,563	117,974	100,366	6,756	84,294	4,147,221
SA Franklin Small Company Value Portfolio, Class 1	-	-	1,117,504	30,869	82,901	(47,941)	311,921	1,329,452
SA Franklin US Equity Small Beta Portfolio, Class 1	-	-	1,817,414	48,183	52,245	(1,260)	305,131	2,117,223
SA International Index Portfolio, Class 1	-	-	4,882,407	855,721	342,299	(35,200)	772,736	6,133,365
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	1,100,212	28,910	106,347	(4,625)	366,859	1,385,009
SA Janus Focused Growth Portfolio, Class 1	-	-	4,107,122	105,289	264,389	66,748	1,031,941	5,046,711
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	2,505,107	62,638	67,919	2,904	412,656	2,915,386
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	8,836,570	223,600	241,881	(35,868)	1,214,747	9,997,168
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	7,820,819	452,406	2,562,728	119,554	224,975	6,055,026
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	2,456,946	67,990	123,597	20,816	779,248	3,201,403
SA Large Cap Growth Index Portfolio, Class 1	-	-	3,644,038	91,548	349,266	77,068	868,199	4,331,587
SA Large Cap Index Portfolio, Class 1	-	-	13,941,599	346,785	2,954,395	479,124	2,379,685	14,192,798
SA Large Cap Value Index Portfolio, Class 1	-	-	4,155,565	101,185	109,715	682	545,823	4,693,540
SA Legg Mason BW Large Cap Value Portfolio, Class 1	-	-	6,836,984	175,513	190,420	(50,484)	1,028,309	7,799,902
SA MFS Blue Chip Growth, Class 1	-	-	4,653,763	115,639	475,388	13,501	1,156,052	5,463,567
SA Mid Cap Index Portfolio, Class 1	-	-	1,701,828	40,427	144,690	(8,385)	416,059	2,005,239
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	7,795,935	1,234,154	477,679	(53,049)	1,464,292	9,963,653
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	-	-	6,907,510	173,459	388,083	(37,839)	1,280,053	7,935,100
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	2,146,199	6,024,519	149,903	(21,653)	402,180	8,401,342
SA Putnam International Growth and Income Portfolio, Class 1	-	-	4,065,388	1,202,234	122,112	(40,071)	599,180	5,704,619
SA Small Cap Index Portfolio, Class 1	-	-	2,047,943	48,183	377,245	(62,279)	575,507	2,232,109
SA WellsCap Aggressive Growth Portfolio, Class 1	-	-	-	1,126,591	29,601	3,804	224,781	1,325,575
	$-	$-	$192,467,043	$25,793,314	$26,199,517	$529,409	$32,230,966	$224,821,215

† Includes reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Net Income	Received	2020	Purchases†	Sales	Gain/Loss	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$-	$-	$23,040,988	$2,038,856	$528,277	$29,920	$494,372	$25,075,859
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	39,644,232	1,741,170	3,530,028	210,483	1,719,081	39,784,938
SA Multi-Managed International Equity Portfolio, Class 1	-	-	19,600,852	829,289	462,852	(84,203)	3,306,671	23,189,757
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	23,484,029	92,390	3,795,758	361,059	7,174,952	27,316,672
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	21,579,185	85,915	505,939	(134,399)	2,987,361	24,012,123
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	4,094,245	10,985	1,564,848	124,049	968,397	3,632,828
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	3,904,722	9,982	1,562,088	(543,888)	1,164,377	2,973,105
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	3,427,236	12,744	75,277	(25,106)	787,449	4,127,046
SA Wellington Real Return Portfolio, Class 1	-	-	12,027,260	24,802	8,519,651	205,282	174,655	3,912,348
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	5,131,076	20,656	571,235	(3,027)	1,399,863	5,977,333
SunAmerica Series Trust							-
SA AB Growth Portfolio, Class 1	-	-	14,173,927	57,243	1,336,566	255,385	3,373,530	16,523,519
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	-	2,007,940	115,619	13,637	290,544	2,196,502
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	1,815,314	6,473	1,656,837	13,660	(10,273)	168,337
SA Emerging Market Equity Index, Class 1	-	-	3,888,071	15,878	93,006	(18,258)	722,494	4,515,179
SA Federated Corporate Bond Portfolio, Class 1	-	-	8,394,687	8,051,254	267,980	(9,961)	1,116,007	17,284,007
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	2,969,780	11,150	315,867	(51,855)	422,644	3,035,852
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	9,438,489	2,814,567	239,768	4,977	1,807,034	13,825,299
SA Fixed Income Index Portfolio, Class 1	-	-	17,884,776	1,168,701	408,973	48,590	508,330	19,201,424
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	13,403,157	751,126	304,377	27,732	271,413	14,149,051
SA Franklin Small Company Value Portfolio, Class 1	-	-	1,998,926	8,451	201,517	(117,184)	582,872	2,271,548
SA Franklin US Equity Small Beta Portfolio, Class 1	-	-	3,317,095	13,540	79,982	(4,137)	554,599	3,801,115
SA International Index Portfolio, Class 1	-	-	7,972,588	783,248	468,243	(55,060)	1,237,607	9,470,140
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	1,964,000	7,964	297,048	(1,634)	640,106	2,313,388
SA Janus Focused Growth Portfolio, Class 1	-	-	7,130,360	28,621	693,283	169,376	1,710,718	8,345,792
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	3,876,087	15,878	93,006	1,168	634,784	4,434,911
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	15,389,962	61,017	612,034	(92,437)	2,135,225	16,881,733
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	27,910,224	1,054,319	1,131,737	28,123	1,458,690	29,319,619
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	4,121,025	18,652	159,410	21,749	1,307,289	5,309,305
SA Large Cap Growth Index Portfolio, Class 1	-	-	6,474,233	25,487	800,554	185,509	1,470,513	7,355,188
SA Large Cap Index Portfolio, Class 1	-	-	24,025,703	95,576	6,344,624	1,018,632	3,864,418	22,659,705
SA Large Cap Value Index Portfolio, Class 1	-	-	7,096,640	27,876	164,668	(2,170)	930,740	7,888,418
SA Legg Mason BW Large Cap Value Portfolio, Class 1	-	-	12,014,289	48,030	459,523	(123,523)	1,833,989	13,313,262
SA MFS Blue Chip Growth, Class 1	-	-	8,077,560	31,859	938,192	97,270	1,912,289	9,180,786
SA Mid Cap Index Portfolio, Class 1	-	-	2,904,831	11,217	263,868	(25,917)	716,209	3,342,472
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	12,665,515	552,259	303,978	(52,004)	2,231,098	15,092,890
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	-	-	12,128,276	47,788	782,288	(61,016)	2,242,815	13,575,575
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	6,918,611	5,939,003	212,553	(21,185)	800,777	13,424,653
SA Putnam International Growth and Income Portfolio, Class 1	-	-	6,234,264	2,425,334	157,261	(60,247)	911,589	9,353,679
SA Small Cap Index Portfolio, Class 1	-	-	3,520,909	12,744	675,277	(75,598)	948,773	3,731,551
SA WellsCap Aggressive Growth Portfolio, Class 1	-	-	-	2,007,940	90,619	12,358	399,541	2,329,220
	$-	$-	$403,643,124	$32,967,924	$40,784,611	$1,266,150	$57,203,542	$454,296,129

† Includes reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2020	Purchases†	Sales	Gain/Loss	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$-	$-	$18,394,606	$3,995,736	$455,902	$25,462	$427,412	$22,387,314
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	32,168,909	3,286,484	1,439,564	89,142	1,571,733	35,676,704
SA Multi-Managed International Equity Portfolio, Class 1	-	-	9,017,023	390,547	214,338	(32,059)	1,515,547	10,676,720
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	12,955,494	195,755	2,255,325	194,827	3,938,705	15,029,456
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	12,398,703	191,709	297,387	(92,793)	1,730,964	13,931,196
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	2,325,998	18,532	1,335,399	(9,545)	540,863	1,540,449
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	2,061,730	18,149	1,084,808	(475,085)	771,457	1,291,443
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	1,865,717	27,407	42,746	(3,956)	419,330	2,265,752
SA Wellington Real Return Portfolio, Class 1	-	-	9,755,531	92,794	6,231,629	131,421	178,126	3,926,243
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	2,896,664	44,957	369,309	(2,605)	792,047	3,361,754
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	-	7,924,591	123,195	890,523	168,891	1,859,169	9,185,323
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	-	1,018,143	45,189	5,158	147,646	1,125,758
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	1,522,742	18,211	1,430,886	10,256	(7,414)	112,909
SA Emerging Market Equity Index, Class 1	-	-	2,105,631	33,211	50,989	(11,012)	393,416	2,470,257
SA Federated Corporate Bond Portfolio, Class 1	-	-	6,773,485	2,959,755	643,833	(31,059)	707,171	9,765,519
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	1,605,408	23,491	186,639	(30,985)	231,664	1,642,939
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	4,821,229	2,035,208	126,356	334	974,377	7,704,792
SA Fixed Income Index Portfolio, Class 1	-	-	14,299,213	1,215,597	339,522	40,034	411,074	15,626,396
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	10,890,441	510,652	252,199	22,751	220,721	11,392,366
SA Franklin Small Company Value Portfolio, Class 1	-	-	820,043	13,636	20,457	(14,915)	207,372	1,005,679
SA Franklin US Equity Small Beta Portfolio, Class 1	-	-	1,902,543	29,364	45,799	(2,901)	318,704	2,201,911
SA International Index Portfolio, Class 1	-	-	2,947,000	236,848	171,446	(24,819)	461,375	3,448,958
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	936,404	13,703	221,373	(375)	303,864	1,032,223
SA Janus Focused Growth Portfolio, Class 1	-	-	3,877,457	60,618	418,735	102,246	924,195	4,545,781
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	1,967,761	253,146	50,073	(29)	332,431	2,503,236
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	8,759,745	138,854	214,949	(38,030)	1,199,407	9,845,027
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	22,193,848	2,847,283	542,117	14,464	1,245,723	25,759,201
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	2,248,358	38,953	83,317	10,014	716,002	2,930,010
SA Large Cap Growth Index Portfolio, Class 1	-	-	3,532,474	54,812	410,491	95,363	812,447	4,084,605
SA Large Cap Index Portfolio, Class 1	-	-	13,250,030	198,634	4,211,528	675,407	2,018,555	11,931,098
SA Large Cap Value Index Portfolio, Class 1	-	-	4,016,430	62,641	97,704	(2,037)	527,198	4,506,528
SA Legg Mason BW Large Cap Value Portfolio, Class 1	-	-	6,547,688	103,684	160,906	(48,210)	978,906	7,421,162
SA MFS Blue Chip Growth, Class 1	-	-	4,380,964	66,558	603,811	74,294	1,027,258	4,945,263
SA Mid Cap Index Portfolio, Class 1	-	-	1,752,448	24,713	39,330	(3,799)	420,480	2,154,512
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	5,958,808	263,698	292,892	(40,373)	1,065,609	6,954,850
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	-	-	6,576,349	101,793	433,769	(39,375)	1,223,094	7,428,092
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	5,767,406	1,187,224	536,813	(73,990)	600,546	6,944,373
SA Putnam International Growth and Income Portfolio, Class 1	-	-	3,595,181	1,669,960	89,412	(33,554)	527,020	5,669,195
SA Small Cap Index Portfolio, Class 1	-	-	2,150,426	31,321	423,852	(48,784)	582,331	2,291,442
SA WellsCap Aggressive Growth Portfolio, Class 1	-	-	-	1,018,143	45,189	5,857	200,884	1,179,695
	$-	$-	$256,964,478	$24,615,119	$26,806,506	$605,631	$32,517,409	$287,896,131

† Includes reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2020	Purchases†	Sales	Gain/Loss	Gain (Loss)	2020
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$-	$-	$19,116,812	$5,680,267	$519,907	$29,339	$466,983	$24,773,494
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	33,501,622	5,618,187	856,575	41,613	1,781,408	40,086,255
SA Multi-Managed International Equity Portfolio, Class 1	-	-	4,388,977	103,144	114,275	2,434	717,142	5,097,422
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	7,604,689	173,655	1,493,576	119,846	2,287,281	8,691,895
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	6,905,663	157,004	525,014	(171,114)	1,066,358	7,432,897
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	1,475,819	20,491	873,204	(18,565)	351,405	955,946
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	1,320,767	16,560	819,512	(296,445)	471,552	692,922
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	973,468	21,408	23,865	(10,202)	227,213	1,188,022
SA Wellington Real Return Portfolio, Class 1	-	-	10,338,325	144,108	5,773,541	114,073	215,552	5,038,517
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	1,683,711	38,062	342,428	(212)	458,713	1,837,846
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	-	4,607,150	108,664	570,779	107,626	1,071,447	5,324,108
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	-	714,809	15,971	1,379	105,414	805,631
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	1,929,826	25,796	1,861,131	13,648	(10,049)	98,090
SA Emerging Market Equity Index, Class 1	-	-	1,215,921	28,547	31,821	(6,903)	227,670	1,433,414
SA Federated Corporate Bond Portfolio, Class 1	-	-	7,326,561	2,217,512	4,320,632	50,743	472,869	5,747,053
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	923,704	21,409	73,865	(13,048)	128,254	986,454
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	3,565,974	1,364,398	99,331	(191)	667,604	5,498,454
SA Fixed Income Index Portfolio, Class 1	-	-	14,885,922	1,418,072	388,352	43,651	426,975	16,386,268
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	11,445,748	807,675	287,586	26,348	230,170	12,222,355
SA Franklin Small Company Value Portfolio, Class 1	-	-	522,485	13,892	15,310	(10,215)	132,938	643,790
SA Franklin US Equity Small Beta Portfolio, Class 1	-	-	1,323,920	30,925	34,472	(2,255)	222,148	1,540,266
SA International Index Portfolio, Class 1	-	-	1,032,237	23,027	25,317	(4,556)	156,271	1,181,662
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	544,078	11,895	138,259	87	176,315	594,116
SA Janus Focused Growth Portfolio, Class 1	-	-	2,284,422	54,332	285,389	70,721	534,106	2,658,192
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	950,114	307,403	30,020	(6,860)	174,058	1,394,695
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	5,126,258	122,938	136,689	(22,664)	702,504	5,792,347
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	23,160,147	5,601,665	629,829	16,697	1,380,550	29,529,230
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	1,353,664	32,923	186,524	32,393	404,756	1,637,212
SA Large Cap Growth Index Portfolio, Class 1	-	-	2,082,580	47,576	353,034	76,444	458,254	2,311,820
SA Large Cap Index Portfolio, Class 1	-	-	7,704,336	164,220	3,293,094	530,425	1,035,584	6,141,471
SA Large Cap Value Index Portfolio, Class 1	-	-	2,245,884	52,335	58,338	(1,187)	294,945	2,533,639
SA Legg Mason BW Large Cap Value Portfolio, Class 1	-	-	3,931,534	94,391	104,868	(29,918)	589,163	4,480,302
SA MFS Blue Chip Growth, Class 1	-	-	2,607,504	59,471	441,293	54,182	600,978	2,880,842
SA Mid Cap Index Portfolio, Class 1	-	-	1,016,353	24,960	26,958	(3,809)	245,462	1,256,008
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	3,835,900	91,630	101,616	(18,832)	675,754	4,482,836
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	-	-	3,932,434	90,395	450,765	(36,337)	744,664	4,280,391
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	5,974,025	1,046,085	3,341,753	(232,095)	662,283	4,108,545
SA Putnam International Growth and Income Portfolio, Class 1	-	-	2,220,933	1,189,477	60,756	(22,786)	324,944	3,651,812
SA Small Cap Index Portfolio, Class 1	-	-	1,356,061	28,546	306,821	(34,879)	371,161	1,414,068
SA WellsCap Aggressive Growth Portfolio, Class 1	-	-	-	714,810	15,971	1,163	143,229	843,231
	$-	$-	$206,415,528	$28,482,664	$29,028,441	$389,739	$21,394,028	$227,653,518

† Includes reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.